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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Century Large Company Value Portfolio
ING American Century Small-Mid Cap Value Portfolio
ING Baron Asset Portfolio
ING Baron Small Cap Growth Portfolio
ING Columbia Small Cap Value II Portfolio
ING Davis New York Venture Portfolio
ING Fidelity ® VIP Contrafund ® Portfolio
ING Fidelity ® VIP Equity-Income Portfolio
ING Fidelity® VIP Growth Portfolio
ING Fidelity® VIP Mid Cap Portfolio
ING Index Solution 2015 Portfolio
ING Index Solution 2025 Portfolio
ING Index Solution 2035 Portfolio
ING Index Solution 2045 Portfolio
ING Index Solution Income Portfolio
ING JPMorgan International Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING Legg Mason Partners Aggressive Growth Portfolio
ING Legg Mason Partners Large Cap Growth Portfolio
ING Lord Abbett U.S. Government Securities Portfolio
ING Neuberger Berman Partners Portfolio
ING Neuberger Berman Regency Portfolio
ING OpCap Balanced Value Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Strategic Income Portfolio
ING PIMCO Total Return Portfolio
ING Pioneer High Yield Portfolio
ING Solution 2015 Portfolio
ING Solution 2025 Portfolio
ING Solution 2035 Portfolio
ING Solution 2045 Portfolio
ING Solution Growth and Income Portfolio
ING Solution Growth Portfolio
ING Solution Income Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Templeton Foreign Equity Portfolio
ING Thornburg Value Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING UBS U.S. Small Cap Growth Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.3%
		Aerospace/Defense: 1.2%
12,900		Northrop Grumman Corp.	$1,003,749
			1,003,749
		Agriculture: 1.0%
11,400		Altria Group, Inc.	253,080
11,400	@	Philip Morris International, Inc.	576,612
			829,692
		Apparel: 0.6%
7,100		VF Corp.	550,321
			550,321
		Banks: 8.5%
65,400	S	Bank of America Corp.	2,479,314
10,100	L	Bank of New York Mellon Corp.	421,473
17,400	L	National City Corp.	173,130
9,400	L	PNC Financial Services Group, Inc.	616,358
31,400	S	US Bancorp.	1,016,104
32,200	L	Wachovia Corp.	869,400
57,400	S	Wells Fargo & Co.	1,670,340
			7,246,119
		Beverages: 2.1%
20,000		Coca-Cola Co.	1,217,400
16,400		Pepsi Bottling Group, Inc.	556,124
			1,773,524
		Biotechnology: 0.6%
11,700	@	Amgen, Inc.	488,826
			488,826
		Chemicals: 2.2%
22,900		EI Du Pont de Nemours & Co.	1,070,804
13,200	L	PPG Industries, Inc.	798,732
			1,869,536
		Commercial Services: 1.3%
28,600	L	H&R Block, Inc.	593,736
17,000		RR Donnelley & Sons Co.	515,270
			1,109,006
		Computers: 2.4%
22,300	S	Hewlett-Packard Co.	1,018,218
9,300		International Business Machines Corp.	1,070,802
			2,089,020
		Diversified Financial Services: 8.5%
105,200	S	Citigroup, Inc.	2,253,384
12,400		Discover Financial Services	202,988
32,500	S, L	Freddie Mac	822,900
51,200		JPMorgan Chase & Co.	2,199,040
19,900	S	Merrill Lynch & Co., Inc.	810,726
21,800	S	Morgan Stanley	996,260
			7,285,298
		Electric: 3.4%
16,300	L	Exelon Corp.	1,324,701
14,100	@, L	NRG Energy, Inc.	549,759
22,100		PPL Corp.	1,014,832
			2,889,292
		Environmental Control: 0.7%
17,500	L	Waste Management, Inc.	587,300
			587,300
		Food: 1.7%
23,500	S	Kroger Co.	596,900
26,500	@@, S	Unilever NV ADR	893,845
			1,490,745
		Forest Products & Paper: 1.1%
15,200	L	Weyerhaeuser Co.	988,608
			988,608
		Healthcare - Products: 3.4%
35,400	S	Johnson & Johnson	2,296,398
12,300		Medtronic, Inc.	594,951
			2,891,349
		Healthcare - Services: 0.3%
5,700		Quest Diagnostics	258,039
			258,039
		Household Products/Wares: 0.4%
6,700	L	Avery Dennison Corp.	329,975
			329,975
		Housewares: 0.7%
25,100	L	Newell Rubbermaid, Inc.	574,037
			574,037

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance: 6.1%
20,700	S	Allstate Corp.	$994,842
38,800	L	American International Group, Inc.	1,678,100
12,600		Hartford Financial Services Group, Inc.	954,702
16,200	S	Loews Corp.	651,564
7,400		Marsh & McLennan Cos., Inc.	180,190
14,600	L	MGIC Investment Corp.	153,738
9,900		Torchmark Corp.	595,089
			5,208,225
		Iron/Steel: 0.8%
9,800		Nucor Corp.	663,852
			663,852
		Machinery - Construction & Mining: 0.9%
10,000		Caterpillar, Inc.	782,900
			782,900
		Machinery - Diversified: 0.2%
2,400		Deere & Co.	193,056
			193,056
		Media: 3.0%
3,600	L	CBS Corp. - Class B	79,488
24,200	S, L	Gannett Co., Inc.	703,010
64,500		Time Warner, Inc.	904,290
21,300	@	Viacom - Class B	843,906
			2,530,694
		Miscellaneous Manufacturing: 7.9%
14,600		Dover Corp.	609,988
112,400	S	General Electric Co.	4,159,924
17,200	@@, L	Ingersoll-Rand Co.	766,776
9,100		Parker Hannifin Corp.	630,357
13,000	@@, L	Tyco International Ltd.	572,650
			6,739,695
		Office/Business Equipment: 0.6%
34,600		Xerox Corp.	517,962
			517,962
		Oil & Gas: 13.7%
35,400	S	Chevron Corp.	3,021,744
27,300	S	ConocoPhillips	2,080,533
2,000		Devon Energy Corp.	208,660
49,800	S	ExxonMobil Corp.	4,212,084
31,800	@@, S	Royal Dutch Shell PLC ADR - Class A	2,193,564
			11,716,585
		Oil & Gas Services: 0.4%
6,700	@, L	National Oilwell Varco, Inc.	391,146
			391,146
		Pharmaceuticals: 6.1%
13,900	S	Abbott Laboratories	766,585
13,300		Eli Lilly & Co.	686,147
14,500		Merck & Co., Inc.	550,275
102,700	S	Pfizer, Inc.	2,149,511
25,000		Wyeth	1,044,000
			5,196,518
		Retail: 5.6%
13,900	L	Best Buy Co., Inc.	576,294
2,900		Darden Restaurants, Inc.	94,395
20,500	S	Gap, Inc.	403,440
19,600	L	Home Depot, Inc.	548,212
12,400	@, L	Kohl’s Corp.	531,836
5,800		McDonald’s Corp.	323,466
26,400	L	Staples, Inc.	583,704
15,400		Walgreen Co.	586,586
21,100		Wal-Mart Stores, Inc.	1,111,548
			4,759,481
		Savings & Loans: 0.2%
18,500	L	Washington Mutual, Inc.	190,550
			190,550
		Semiconductors: 0.9%
18,400		Applied Materials, Inc.	358,984
18,800		Intel Corp.	398,184
			757,168
		Software: 2.1%
8,100	@, L	Fiserv, Inc.	389,529
30,200		Microsoft Corp.	857,076
27,100	@	Oracle Corp.	530,076
			1,776,681
		Telecommunications: 6.5%
87,600	S	AT&T, Inc.	3,355,080
5,000	L	Embarq Corp.	200,500
14,500		Motorola, Inc.	134,850
49,700		Sprint Nextel Corp.	332,493
41,200	S	Verizon Communications, Inc.	1,501,740
			5,524,663

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Transportation: 0.2%
10,300	@, L	YRC Worldwide, Inc.	$135,136
			135,136
		Total Common Stock
		(Cost $90,036,447)	81,338,748

Principal Amount				Value
SHORT-TERM INVESTMENTS: 20.0%
		U.S. Government Agency Obligations: 3.5%
$3,035,000	L, Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$3,034,890
		Total U.S. Government Agency Obligations
		(Cost $3,034,890)		3,034,890

		Securities Lending Collateral(cc): 16.5%
14,056,000		Bank of New York Mellon Corp. Institutional Cash Reserves		14,056,000
		Total Securities Lending Collateral
		(Cost $14,056,000)		14,056,000

		Total Short-Term Investments
		(Cost $17,090,890)		17,090,890

		Total Investments in Securities
		(Cost $107,127,337)*	115.3%	$98,429,638
		Other Assets and Liabilities - Net	(15.3)	(13,036,808)
		Net Assets	100.0%	$85,392,830

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $108,819,156.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,478,944
		Gross Unrealized Depreciation		(11,868,462)
		Net Unrealized Depreciation		$(10,389,518)

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING American Century Large Company Value Portfolio Open Futures Contracts on March 31, 2008

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/(Depreciation)
Long Contracts
S&P 500 E-Mini	39	2,581,800	06/20/08	$(12,818)

				$(12,818)

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$81,338,748	$(12,818)
Level 2- Other Significant Observable Inputs	3,034,890	—
Level 3- Significant Unobservable Inputs	—	—
Total	$84,373,638	$(12,818)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid CapValue Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 88.9%
		Aerospace/Defense: 1.7%
12,500	@, L	Aerovironment, Inc.	$255,625
1,100	@, L	Alliant Techsystems, Inc.	113,883
3,100		Curtiss-Wright Corp.	128,588
4,100		DRS Technologies, Inc.	238,948
3,000	@	Esterline Technologies Corp.	151,110
9,000	L	Kaman Corp.	254,610
4,400	@	Moog, Inc.	185,724
4,400	L	Triumph Group, Inc.	250,492
			1,578,980
		Airlines: 0.5%
4,900	@, L	Alaska Air Group, Inc.	96,138
3,700		Skywest, Inc.	78,144
25,619		Southwest Airlines Co.	317,676
			491,958
		Apparel: 0.6%
2,500	@	Warnaco Group, Inc.	98,600
2,436	L	Weyco Group, Inc.	72,276
12,300		Wolverine World Wide, Inc.	356,823
			527,699
		Auto Manufacturers: 0.3%
4,100	@@	Bayerische Motoren Werke AG	226,810
			226,810
		Auto Parts & Equipment: 1.1%
5,100	@	Aftermarket Technology Corp.	99,144
4,700	L	American Axle & Manufacturing Holdings, Inc.	96,350
11,300	L	ArvinMeritor, Inc.	141,363
5,125	@@	Autoliv, Inc.	257,275
13,000	@	Commercial Vehicle Group, Inc.	128,830
3,700	@, L	Lear Corp.	95,867
4,600	L	Superior Industries International	95,450
3,400	@, L	Tenneco, Inc.	94,996
			1,009,275
		Banks: 5.7%
9,500		Associated Banc-Corp.	252,985
12,800	L	Central Pacific Financial Corp.	241,280
4,000		City National Corp.	197,840
7,590		Commerce Bancshares, Inc.	319,008
4,300	L	Cullen/Frost Bankers, Inc.	228,072
18,600		First Midwest Bancorp., Inc.	516,522
7,500	L	FirstMerit Corp.	154,950
42,400		Fulton Financial Corp.	521,096
32,468		Hanmi Financial Corp.	239,939
21,817		Marshall & Ilsley Corp.	506,154
4,300	L	Pacific Capital Bancorp.	92,450
25,468		South Financial Group, Inc.	378,454
46,100	L	Sterling Bancshares, Inc.	458,234
4,498		SunTrust Bank	248,020
13,800	L	TCF Financial Corp.	247,296
4,000		United Bankshares, Inc.	106,600
12,000		Wilmington Trust Corp.	373,200
2,800		Zions Bancorp.	127,540
			5,209,640
		Beverages: 0.8%
9,698		Anheuser-Busch Cos., Inc.	460,170
1,900		Coca-Cola Enterprises, Inc.	45,980
5,100	L	Farmer Bros Co.	118,014
4,000		Pepsi Bottling Group, Inc.	135,640
			759,804
		Biotechnology: 0.1%
900	@	Bio-Rad Laboratories, Inc.	80,055
			80,055
		Building Materials: 0.3%
6,700		LSI Industries, Inc.	88,507
8,468		Masco Corp.	167,920
			256,427
		Chemicals: 2.7%
2,400	L	Arch Chemicals, Inc.	89,424
2,200		CF Industries Holdings, Inc.	227,964
3,600		Cytec Industries, Inc.	193,860
12,400		Ferro Corp.	184,264
1,795		Hawkins, Inc.	27,284
4,100		HB Fuller Co.	83,681
11,200		Hercules, Inc.	204,848
13,200	L	Innophos Holdings, Inc.	212,388

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid CapValue Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
4,291		International Flavors & Fragrances, Inc.	$189,019
7,705		Minerals Technologies, Inc.	483,874
5,300		Olin Corp.	104,728
4,200	@	OM Group, Inc.	229,068
800		Rohm & Haas Co.	43,264
3,500	L	Sensient Technologies Corp.	103,215
900		Sherwin-Williams Co.	45,936
			2,422,817
		Commercial Services: 1.0%
24,300	L	Advance America Cash Advance Centers, Inc.	183,465
27,300	@, L	Corinthian Colleges, Inc.	197,379
4,700	L	Heidrick & Struggles International, Inc.	152,891
10,200	@, L	MPS Group, Inc.	120,564
6,800	@, L	Rent-A-Center, Inc.	124,780
2,200		Watson Wyatt Worldwide, Inc.	124,850
			903,929
		Computers: 1.9%
3,300	@, L	CACI International, Inc.	150,315
9,178		Diebold, Inc.	344,634
18,100	@, L	Electronics for Imaging	270,052
4,200	L	Imation Corp.	95,508
4,800	@	Lexmark International, Inc.	147,456
24,800	@, L	Perot Systems Corp.	372,992
13,700	@, L	Rackable Systems, Inc.	124,944
11,672	@	Synopsys, Inc.	265,071
			1,770,972
		Distribution/Wholesale: 0.9%
6,511	@, L	Core-Mark Holding Co., Inc.	187,126
6,459		Genuine Parts Co.	259,781
2,700		Owens & Minor, Inc.	106,218
1,700	@	United Stationers, Inc.	81,090
2,200		WW Grainger, Inc.	168,058
			802,273
		Diversified Financial Services: 1.8%
4,086	@	AllianceBernstein Holding LP	258,971
3,800		Ameriprise Financial, Inc.	197,030
18,800	@, L	Asset Acceptance Capital Corp.	181,044
6,518		Calamos Asset Management, Inc.	106,113
33,100	@, L	Cowen Group, Inc.	234,679
2,400	@@, L	Lazard Ltd.	91,680
3,600		Legg Mason, Inc.	201,528
4,500	L	National Financial Partners Corp.	101,115
14,700	@, L	TradeStation Group, Inc.	125,244
3,800		Waddell & Reed Financial, Inc.	122,094
			1,619,498
		Electric: 5.4%
4,400		Ameren Corp.	193,776
5,100		Black Hills Corp.	182,478
6,400		Cleco Corp.	141,952
21,000	L	Empire District Electric Co.	425,250
9,652		Empire District Electric Co.	195,453
20,300		Great Plains Energy, Inc.	500,395
6,150		Idacorp, Inc.	197,477
14,700	L	MGE Energy, Inc.	500,682
39,511		Portland General Electric Co.	890,973
16,704		Puget Energy, Inc.	432,132
16,000		Sierra Pacific Resources	202,080
26,400		Westar Energy, Inc.	601,128
8,884		Wisconsin Energy Corp.	390,807
5,300		Xcel Energy, Inc.	105,735
			4,960,318
		Electrical Components & Equipment: 1.7%
7,000	@, L	Advanced Energy Industries, Inc.	92,820
2,600		Belden CDT, Inc.	91,832
1,500	@	General Cable Corp.	88,605
12,400		Hubbell, Inc.	541,756
7,476	@	Littelfuse, Inc.	261,436
18,724		Molex, Inc.	433,648
			1,510,097
		Electronics: 2.7%
3,700	L	American Science & Engineering, Inc.	201,909
6,300		Bel Fuse, Inc.	175,518
18,900	@	Benchmark Electronics, Inc.	339,255
5,000		Brady Corp.	167,150
3,200	@	Coherent, Inc.	89,248
10,900	@, L	Electro Scientific Industries, Inc.	179,632
3,800		Park Electrochemical Corp.	98,230
4,400	@, L	Rogers Corp.	147,004
5,100		Technitrol, Inc.	117,963
10,302	@@	Tyco Electronics Ltd.	353,565
62,400	@	Vishay Intertechnology, Inc.	565,344
			2,434,818

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid CapValue Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Engineering & Construction: 1.1%
11,000	@	EMCOR Group, Inc.	$244,310
19,000		Granite Construction, Inc.	621,490
7,200	@, L	Sterling Construction Co., Inc.	131,184
			996,984
		Entertainment: 1.5%
19,202		International Speedway Corp.	791,122
21,701		Speedway Motorsports, Inc.	544,044
			1,335,166
		Environmental Control: 1.3%
17,900	L	American Ecology Corp.	453,407
6,717		Republic Services, Inc.	196,405
2,800	@	Waste Connections, Inc.	86,072
12,832		Waste Management, Inc.	430,642
			1,166,526
		Food: 5.4%
33,600		B&G Foods, Inc.	369,600
10,200		Campbell Soup Co.	346,290
15,978		ConAgra Foods, Inc.	382,673
2,400		Corn Products International, Inc.	89,136
9,600		Del Monte Foods Co.	91,488
13,700	L	Diamond Foods, Inc.	248,518
7,280		Diamond Foods, Inc.	132,059
2,975		General Mills, Inc.	178,143
4,500	@, L	Hain Celestial Group, Inc.	132,750
6,737		Hershey Co.	253,783
9,893		HJ Heinz Co.	464,674
12,200		J&J Snack Foods Corp.	335,134
1,900		JM Smucker Co.	96,159
3,700		Kellogg Co.	194,472
24,007		Kraft Foods, Inc.	744,457
5,866	@@	Maple Leaf Foods, Inc.	74,579
3,900	@	Performance Food Group Co.	127,452
3,700		Pilgrim’s Pride Corp.	74,851
2,000	@	Ralcorp Holdings, Inc.	116,300
363		Village Super Market	18,695
14,500		Weis Markets, Inc.	499,815
			4,971,028
		Forest Products & Paper: 0.8%
7,000		Glatfelter	105,770
8,236		MeadWestvaco Corp.	224,184
5,100		Neenah Paper, Inc.	131,478
3,967		Weyerhaeuser Co.	258,014
			719,446
		Gas: 2.9%
4,800		AGL Resources, Inc.	164,736
9,600		Atmos Energy Corp.	244,800
16,800		Nicor, Inc.	562,968
41,556		Southwest Gas Corp.	1,161,906
17,033		WGL Holdings, Inc.	546,078
			2,680,488
		Hand/Machine Tools: 0.4%
6,200		Kennametal, Inc.	182,466
3,500		Regal-Beloit Corp.	128,205
1,900		Snap-On, Inc.	96,615
			407,286
		Healthcare - Products: 3.1%
7,888		Beckman Coulter, Inc.	509,170
3,500	@	Boston Scientific Corp.	45,045
2,500	@@	Covidien Ltd.	110,625
23,200	@, L	Cutera, Inc.	312,504
1,400		Datascope Corp.	58,002
4,800	@, L	ICU Medical, Inc.	138,096
6,400	L	LCA-Vision, Inc.	80,000
8,377		Steris Corp.	224,755
12,311	@	Symmetry Medical, Inc.	204,363
4,300	I	Utah Medical Products, Inc.	127,581
9,400	@, L	Vital Images, Inc.	139,308
7,700	L	Vital Signs, Inc.	390,005
26,200	I	Young Innovations, Inc.	453,784
			2,793,238
		Healthcare - Services: 2.3%
1,763	@	Almost Family, Inc.	35,101
7,700	@, L	Amsurg Corp.	182,336
36,900	@, L	Assisted Living Concepts, Inc.	217,341
4,700	@, L	LifePoint Hospitals, Inc.	129,109
6,600	@	LifePoint Hospitals, Inc.	181,302
4,600	@	Magellan Health Services, Inc.	182,574
2,400		National Healthcare Corp.	116,880
13,200	@, L	Nighthawk Radiology Holdings, Inc.	123,552
49,500	@, L	Odyssey HealthCare, Inc.	445,500
6,028		Universal Health Services, Inc.	323,643
11,600	@	US Physical Therapy, Inc.	167,272
			2,104,610

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid CapValue Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Home Builders: 0.2%
10,881		Winnebago Industries	$183,889
			183,889
		Home Furnishings: 0.4%
8,200	L	Ethan Allen Interiors, Inc.	233,126
2,000		Whirlpool Corp.	173,560
			406,686
		Household Products/Wares: 2.1%
15,500	@, L	ACCO Brands Corp.	210,335
6,900		American Greetings Corp.	127,995
7,800		Avery Dennison Corp.	384,150
3,500		Clorox Co.	198,240
13,310		Kimberly-Clark Corp.	859,161
2,300		Tupperware Corp.	88,964
2,800		WD-40 Co.	93,100
			1,961,945
		Housewares: 0.4%
4,700	@@	Hunter Douglas NV	317,954
			317,954
		Insurance: 6.5%
8,986		Allstate Corp.	431,867
25,700	L	American Equity Investment Life Holding Co.	238,496
9,611		Arthur J. Gallagher & Co.	227,012
13,900	@@	Aspen Insurance Holdings Ltd.	366,682
5,200	@@	Assured Guaranty Ltd.	123,448
4,000		Chubb Corp.	197,920
3,200		Delphi Financial Group	93,536
3,300	@@	Endurance Specialty Holdings Ltd.	120,780
7,243		Genworth Financial, Inc.	163,982
4,800		Hanover Insurance Group, Inc.	197,472
3,053		Hartford Financial Services Group, Inc.	231,326
63,500		HCC Insurance Holdings, Inc.	1,440,815
2,900		Hilb Rogal & Hobbs Co.	91,263
10,956		Horace Mann Educators Corp.	191,511
6,700	@@	IPC Holdings Ltd.	187,600
17,955		Marsh & McLennan Cos., Inc.	437,204
6,600	L	Odyssey Re Holdings Corp.	242,550
14,112		OneBeacon Insurance Group Ltd.	268,410
8,200		Phoenix Cos., Inc.	100,122
5,800	@@	Platinum Underwriters Holdings Ltd.	188,268
15,800		PMI Group, Inc.	91,956
3,400	@	ProAssurance Corp.	183,022
4,000	L	United Fire & Casualty Co.	149,600
			5,964,842
		Investment Companies: 2.0%
26,900	L	Apollo Investment Corp.	425,827
33,700		Ares Capital Corp.	423,609
23,900	L	Highland Distressed Opportunities, Inc.	167,061
20,700	L	MCG Capital Corp.	188,163
11,600	L	MVC Capital, Inc.	176,784
27,700	L	Patriot Capital Funding, Inc.	290,019
21,698	L	PennantPark Investment Corp.	184,650
			1,856,113
		Iron/Steel: 0.6%
1,577	I	Great Northern Iron ORE Ppty	209,426
7,700	L	Mesabi Trust	195,657
1,800		Schnitzer Steel Industries, Inc.	127,836
			532,919
		Leisure Time: 0.1%
2,500		Polaris Industries, Inc.	102,525
			102,525
		Machinery - Diversified: 0.8%
11,400	@, L	Altra Holdings, Inc.	153,330
35,101	@	Altra Holdings, Inc.	472,108
3,200		Applied Industrial Technologies, Inc.	95,648
			721,086
		Media: 1.1%
14,400		Belo Corp.	152,208
24,500	@, L	Entravision Communications Corp.	163,170
3,900	L	Hearst-Argyle Television, Inc.	80,457
61,500	L	Journal Communications, Inc.	453,870
4,700		McGraw-Hill Cos., Inc.	173,665
532		Value Line, Inc.	24,419
			1,047,789
		Metal Fabricate/Hardware: 1.8%
7,000	@, L	Haynes International, Inc.	384,160
4,400	L	Kaydon Corp.	193,204
5,200		Kaydon Corp.	228,332
402		Lawson Products	11,075
11,000		Mueller Industries, Inc.	317,350

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid CapValue Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware (continued)
10,700	L	Mueller Water Products, Inc.	$84,316
27,900	I	NN, Inc.	271,467
5,200		Timken Co.	154,544
			1,644,448
		Mining: 0.2%
1,400	@, L	Century Aluminum Co.	92,736
2,800	@, L	RTI International Metals, Inc.	126,588
			219,324
		Miscellaneous Manufacturing: 1.4%
2,800		Acuity Brands, Inc.	120,260
2,300		Aptargroup, Inc.	89,539
9,900	L	Barnes Group, Inc.	227,205
5,500		Dover Corp.	229,790
42,500	@, L	Griffon Corp.	365,500
2,800		Lancaster Colony Corp.	111,888
3,800		Pentair, Inc.	121,220
3,800		Reddy Ice Holdings, Inc.	49,514
			1,314,916
		Office Furnishings: 0.5%
7,200		Herman Miller, Inc.	176,904
10,388		HNI, Corp.	279,333
			456,237
		Office/Business Equipment: 0.3%
8,093		Pitney Bowes, Inc.	283,417
			283,417
		Oil & Gas: 2.2%
2,068		Apache Corp.	249,856
3,728		Cross Timbers Royalty Trust	182,858
5,500	@	Encore Acquisition Co.	221,540
4,700		Hugoton Royalty Trust	129,626
2,061		Mesa Royalty Trust	140,581
14,300	@, L	PetroHawk Energy Corp.	288,431
9,700		St. Mary Land & Exploration Co.	373,450
3,300	@	Swift Energy Co.	148,467
3,700	@	Whiting Petroleum Corp.	239,205
			1,974,014
		Oil & Gas Services: 2.2%
15,100	@, L	Cal Dive International, Inc.	156,738
3,100	@, L	Exterran Holdings, Inc.	200,074
15,400	@, L	Global Industries Ltd.	247,786
16,000	@, L	Helix Energy Solutions Group, Inc.	504,000
2,100	@, L	Hornbeck Offshore Services, Inc.	95,907
12,700	@	Key Energy Services, Inc.	170,434
3,700	L	Lufkin Industries, Inc.	236,134
14,300	@, @@	North American Energy Partners, Inc.	219,362
3,500	@, L	Oil States International, Inc.	156,835
			1,987,270
		Packaging & Containers: 2.0%
30,600	L	Bemis Co.	778,158
40,914		Bemis Co.	1,040,443
			1,818,601
		Pharmaceuticals: 1.2%
4,300	@, L	Alpharma, Inc.	112,703
9,300		Bristol-Myers Squibb Co.	198,090
5,500	@	Par Pharmaceutical Cos., Inc.	95,645
12,888	@, I	Schiff Nutrition International, Inc.	77,199
9,400	@, L	Sepracor, Inc.	183,488
15,567	@	Watson Pharmaceuticals, Inc.	456,424
			1,123,549
		Pipelines: 0.4%
6,086		Equitable Resources, Inc.	358,465
			358,465
		Real Estate: 0.1%
19,200	@	HFF, Inc.	96,192
			96,192
		Retail: 3.6%
5,700	L	Barnes & Noble, Inc.	174,705
3,400	@, L	BJ’s Wholesale Club, Inc.	121,346
13,300	@, L	California Pizza Kitchen, Inc.	174,363
5,500		Casey’s General Stores, Inc.	124,300
12,400		Cato Corp.	185,256
6,100	@	CEC Entertainment, Inc.	176,168
5,500	@	Dollar Tree, Inc.	151,745
2,300		Family Dollar Stores, Inc.	44,850
9,200	L	Fred’s, Inc.	94,300
3,800	L	Group 1 Automotive, Inc.	89,224
35,300	@, L	HOT Topic, Inc.	152,143
5,400	@	Insight Enterprises, Inc.	94,500
17,200	L	Kenneth Cole Productions, Inc.	291,368
9,853		Lowe’s Cos., Inc.	226,028
4,500	@, L	Panera Bread Co.	188,505
6,300	L	Penske Auto Group, Inc.	122,598

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid CapValue Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
9,400	@, L	Pier 1 Imports, Inc.	$59,032
4,600	@, L	Red Robin Gourmet Burgers, Inc.	172,822
4,400		Regis Corp.	120,956
40,600	L	Ruby Tuesday, Inc.	304,500
5,700	L	Stage Stores, Inc.	92,340
4,400	@, L	Zale Corp.	86,944
			3,247,993
		Savings & Loans: 1.0%
11,400	L	First Niagara Financial Group, Inc.	154,926
983		MASSBANK Corp.	38,072
26,700		People’s United Financial, Inc.	462,177
9,600		Washington Federal, Inc.	219,264
			874,439
		Semiconductors: 2.6%
2,900	@, L	Cabot Microelectronics Corp.	93,235
7,000	L	Cohu, Inc.	113,750
32,500	@	Emulex Corp.	527,800
6,200		KLA-Tencor Corp.	230,020
24,400	@, L	Mattson Technology, Inc.	148,596
4,400	@	MKS Instruments, Inc.	94,160
7,980	@	QLogic Corp.	122,493
18,700	@, L	Rudolph Technologies, Inc.	182,699
6,500	@, L	Semtech Corp.	93,145
4,400	@, L	Supertex, Inc.	89,804
8,200	@	Teradyne, Inc.	101,844
3,300	@	Varian Semiconductor Equipment Associates, Inc.	92,895
16,500	@, L	Veeco Instruments, Inc.	274,395
13,400	@, @@	Verigy Ltd.	252,456
			2,417,292
		Software: 4.0%
9,011	@	Aspen Technology, Inc.	114,890
5,000	L	Fair Isaac Corp.	107,600
5,000		IMS Health, Inc.	105,050
95,700	@	Parametric Technology Corp.	1,529,285
48,200	@, L	Sybase, Inc.	1,267,660
73,100	@, I, L	Ulticom, Inc.	493,425
			3,617,910
		Telecommunications: 0.8%
1,400	@, L	Anixter International, Inc.	89,656
18,000		Iowa Telecommunications Services, Inc.	319,140
9,200	@, L	NeuStar, Inc.	243,616
4,600		Plantronics, Inc.	88,826
			741,238
		Textiles: 0.2%
4,400	L	G&K Services, Inc.	156,684
			156,684
		Toys/Games/Hobbies: 0.5%
4,700		Hasbro, Inc.	131,130
4,500	@, L	RC2 Corp.	94,365
10,608	@	RC2 Corp.	222,450
			447,945
		Transportation: 1.7%
2,200		Alexander & Baldwin, Inc.	94,776
2,900	L	Arkansas Best Corp.	92,394
51,400	@@, L	Double Hull Tankers, Inc.	545,354
13,400		Heartland Express, Inc.	191,084
8,600	@@, L	Nordic American Tanker Shipping	240,800
9,245	L	OceanFreight, Inc.	202,373
11,800	L	Werner Enterprises, Inc.	219,008
			1,585,789
		Total Common Stock
		(Cost $88,587,596)	81,201,613

REAL ESTATE INVESTMENT TRUSTS: 3.3%
		Apartments: 0.4%
19,800	L	Education Realty Trust, Inc.	248,886
8,006		Education Realty Trust, Inc.	100,635
			349,521
		Diversified: 0.3%
21,400		Lexington Corporate Properties Trust	308,374
			308,374
		Forest Products & Paper: 0.3%
6,700		Rayonier, Inc.	291,048
			291,048
		Health Care: 0.3%
8,600	L	Healthcare Realty Trust, Inc.	224,890
			224,890
		Hotels: 0.2%
4,500		Host Hotels & Resorts, Inc.	71,640
8,200		Sunstone Hotel Investors, Inc.	131,282
			202,922

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid CapValue Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Mortgage: 0.6%
13,400		Capstead Mortgage Corp.		$152,760
60,900	L	MFA Mortgage Investments, Inc.		383,670
				536,430
		Office Property: 0.2%
2,000		Boston Properties, Inc.		184,140
				184,140
		Shopping Centers: 0.0%
700		Kimco Realty Corp.		27,419
				27,419
		Single Tenant: 0.9%
20,900		Getty Realty Corp.		332,937
4,100		National Retail Properties, Inc.		90,405
13,600		Realty Income Corp.		348,432
				771,774
		Storage: 0.1%
800		Public Storage, Inc.		70,896
				70,896
		Total Real Estate Investment Trusts
		(Cost $3,550,693)		2,967,414
EXCHANGE-TRADED FUNDS: 1.5%
		Exchange-Traded Funds: 1.5%
1,800		iShares Russell 2000 Index Fund		123,318
9,200	L	iShares Russell 2000 Value Index Fund		603,244
7,193		iShares S&P MidCap 400 Index Fund		558,968
1,400		iShares S&P SmallCap 600/BARRA Value Index Fund		91,602
		Total Exchange-Traded Funds
		(Cost $1,402,835)		1,377,132
PREFERRED STOCK: 2.5%
		Agriculture: 0.2%
133	P	Universal Corp.		205,153
				205,153
		Banks: 0.2%
6,636	P, I	Midwest Banc Holdings, Inc.		168,455
				168,455
		Insurance: 1.2%
22,000	@@, I	Aspen Insurance Holdings Ltd.		1,101,375
1,768	P	Odyssey Re Holdings Corp.		44,200
				1,145,575
		Mining: 0.2%
1,300		Hecla Mining Co.		145,438
				145,438
		Real Estate: 0.7%
13,500	P, I	Ashford Hospitality Trust, Inc.		245,700
2,261	I	Lexington Realty Trust		84,222
8,500	P, I	National Retail Properties		183,175
5,400	P	PS Business Parks, Inc.		128,790
				641,887
		Total Preferred Stock
		(Cost $2,408,699)		2,306,508
RIGHTS: 0.0%
		Investment Companies: 0.0%
11,233		Ares Capital Corp.		6,290
2,957		MCG Capital Corp.		3,164
		Total Rights
		(Cost $-)		9,454
		Total Long-Term Investments
		(Cost $95,949,823)		87,862,121

Principal Amount				Value
SHORT-TERM INVESTMENTS: 14.9%
		Securities Lending Collateral(cc): 14.9%
$13,624,000		Bank of New York Mellon Corp. Institutional Cash Reserves		$13,624,000
		Total Short-Term Investments
		(Cost $13,624,000)		13,624,000

		Total Investments in Securities
		(Cost $109,573,823)*	111.1%	$101,486,121
		Other Assets and Liabilities - Net	(11.1)	(10,153,220)
		Net Assets	100.0%	$91,332,901

@	Non-income producing security
@@	Foreign Issuer
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
*	Cost for federal income tax purposes is $113,969,967.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$1,990,338
	Gross Unrealized Depreciation	(14,474,184)
	Net Unrealized Depreciation	$(12,483,846)

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid CapValue Portfolio	as of March 31, 2008 (Unaudited) (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING American Century Small-Mid Cap Value :

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Canada Dollars			USD
CAD 1,584	Buy	4/30/08	1,557	1,542	$(15)
EURO
EUR 265	Buy	4/30/08	417	418	—
					$(15)

Canada Dollars
CAD 70,955	Sell	4/30/08	70,026	69,093	$934
EURO
EUR 347,609	Sell	4/30/08	548,755	548,227	527
					$1,461

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid CapValue Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$85,555,614	$—
Level 2- Other Significant Observable Inputs	2,306,507	1,446
Level 3- Significant Unobservable Inputs	—	—
Total	$87,862,121	$1,446

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 101.8%
		Advertising: 2.1%
12,800	@	Lamar Advertising Co.	$459,904
			459,904
		Aerospace/Defense: 1.1%
5,900	@@	Empresa Brasileira de Aeronautica SA ADR	233,109
			233,109
		Banks: 0.4%
1,800		City National Corp.	89,028
			89,028
		Commercial Services: 10.5%
3,000		Corporate Executive Board Co.	121,440
2,400	@	Corrections Corp. of America	66,048
8,400		DeVry, Inc.	351,456
2,000		Equifax, Inc.	68,960
25,500	@	Gartner, Inc.	493,170
12,000	@	Iron Mountain, Inc.	317,280
2,000		Moody’s Corp.	69,660
3,600	@@	Ritchie Bros. Auctioneers, Inc.	295,632
6,600		Robert Half International, Inc.	169,884
17,100	@	SAIC, Inc.	317,889
			2,271,419
		Computers: 1.3%
4,300	@	IHS, Inc.	276,533
			276,533
		Distribution/Wholesale: 2.2%
10,300		Fastenal Co.	473,079
			473,079
		Diversified Financial Services: 16.6%
5,400	@	AllianceBernstein Holding LP	342,252
26,700	@@	Bolsa de Mercadorias e Futuros - BM&F	240,569
54,100		Charles Schwab Corp.	1,018,703
1,900		CME Group, Inc.	891,290
17,000		Eaton Vance Corp.	518,670
9,000	@	FCStone Group, Inc.	249,300
1,900	@	IntercontinentalExchange, Inc.	247,950
6,100		Jefferies Group, Inc.	98,393
			3,607,127
		Electronics: 1.2%
4,500	@	Thermo Electron Corp.	255,780
			255,780
		Energy - Alternate Sources: 1.8%
6,400	@	Covanta Holding Corp.	176,000
3,000	@	Sunpower Corp.	223,530
			399,530
		Entertainment: 2.1%
5,000	@	Penn National Gaming, Inc.	218,650
11,100	@	Scientific Games Corp.	234,321
			452,971
		Environmental Control: 2.0%
8,300	@	Stericycle, Inc.	427,450
			427,450
		Food: 1.2%
7,700		Whole Foods Market, Inc.	253,869
			253,869
		Gas: 1.5%
13,800		Southern Union Co.	321,126
			321,126
		Healthcare - Products: 4.7%
8,000		Densply International, Inc.	308,800
5,200	@	Henry Schein, Inc.	298,480
8,400	@	Idexx Laboratories, Inc.	413,784
			1,021,064

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 5.4%
11,900		Brookdale Senior Living, Inc.	$284,410
12,200	@	Community Health Systems, Inc.	409,554
5,800	@, W	Covance, Inc.	481,226
			1,175,190
		Insurance: 5.0%
7,100	@, @@	Arch Capital Group Ltd.	487,557
5,900		Assurant, Inc.	359,074
13,400		Brown & Brown, Inc.	232,892
			1,079,523
		Internet: 1.0%
3,400	@	Equinix, Inc.	226,066
			226,066
		Lodging: 6.4%
11,000		Boyd Gaming Corp.	220,000
5,300		Choice Hotels International, Inc.	180,783
9,700	@	Wynn Resorts Ltd.	976,208
			1,376,991
		Media: 1.6%
6,600		Factset Research Systems, Inc.	355,542
			355,542
		Oil & Gas: 8.7%
7,600		Helmerich & Payne, Inc.	356,212
4,800	@, @@	Petroplus Holdings AG	295,318
8,200		Range Resources Corp.	520,290
1,500	@	SandRidge Energy, Inc.	58,725
10,525		XTO Energy, Inc.	651,077
			1,881,622
		Oil & Gas Services: 1.4%
3,500	@	SEACOR Holdings, Inc.	298,760
			298,760
		Pharmaceuticals: 1.7%
13,800	@	VCA Antech, Inc.	377,430
			377,430
		Real Estate: 2.7%
27,300	@	CB Richard Ellis Group, Inc.	590,772
			590,772
		Retail: 11.7%
14,500	@	Carmax, Inc.	281,590
13,900	@	Cheesecake Factory	302,881
7,500	@	Copart, Inc.	290,700
10,500	@	Dick’s Sporting Goods, Inc.	281,190
6,500	@	J Crew Group, Inc.	287,105
5,500		MSC Industrial Direct Co.	232,375
7,600		Polo Ralph Lauren Corp.	443,004
9,800		Tiffany & Co.	410,032
			2,528,877
		Software: 1.2%
5,200	@	MSCI, Inc. - Class A	154,700
6,600	@	Nuance Communications, Inc.	114,906
			269,606
		Telecommunications: 1.8%
3,000	@	NII Holdings, Inc.	95,340
10,100	@	SBA Communications Corp.	301,283
			396,623
		Transportation: 4.5%
10,700		CH Robinson Worldwide, Inc.	582,080
8,900		Expeditors International Washington, Inc.	402,102
			984,182
		Total Common Stock
		(Cost $23,444,630)	22,083,173

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 3.1%
		Office Property: 3.1%
15,000		Douglas Emmett, Inc.		$330,900
4,200		SL Green Realty Corp.		342,174
		Total Real Estate Investment Trusts
		(Cost $776,373)		673,074

		Total Investments in Securities
		(Cost $24,221,003)*	104.9%	$22,756,247
		Other Assets and Liabilities - Net	(4.9)	(1,063,425)
		Net Assets	100.0%	$21,692,822

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	W	When-issued or delayed delivery security
	*	Cost for federal income tax purposes is $24,342,000.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,367,497
		Gross Unrealized Depreciation		(2,953,250)
		Net Unrealized Depreciation		$(1,585,753)

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$22,460,929	$—
Level 2- Other Significant Observable Inputs	295,318	—
Level 3- Significant Unobservable Inputs	—	—
Total	$22,756,247	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 90.0%
		Airlines: 0.9%
200,000	@	Allegiant Travel Co.	$5,284,000
			5,284,000
		Banks: 3.7%
80,000		Cathay General Bancorp.	1,658,400
160,000		Center Financial Corp.	1,449,600
120,000		Central Pacific Financial Corp.	2,262,000
75,000		Frontier Financial Corp.	1,326,000
165,000		Glacier Bancorp., Inc.	3,163,050
150,000	@	SVB Financial Group	6,546,000
399,990		UCBH Holdings, Inc.	3,103,922
145,000	@	Virginia Commerce Bancorp.	1,664,600
			21,173,572
		Beverages: 0.8%
200,000	@	Peet’s Coffee & Tea, Inc.	4,702,000
			4,702,000
		Biotechnology: 0.3%
32,000	@	Charles River Laboratories International, Inc.	1,886,080
			1,886,080
		Building Materials: 0.5%
200,000		Apogee Enterprises, Inc.	3,080,000
			3,080,000
		Commercial Services: 12.2%
100,000	@	Bankrate, Inc.	4,989,000
150,000		Chemed Corp.	6,330,000
47,100	@, W	ChoicePoint, Inc.	2,241,960
120,000	@	CoStar Group, Inc.	5,160,000
325,000		DeVry, Inc.	13,598,000
350,000	@	Gartner, Inc.	6,769,000
150,000		Macquarie Infrastructure Co. Trust	4,369,500
100,000	@	Morningstar, Inc.	6,135,000
24,187	@@	Ritchie Bros. Auctioneers, Inc.	1,986,236
400,000		Sotheby’s	11,564,000
100,000	@, @@	Steiner Leisure Ltd.	3,300,000
25,000		Strayer Education, Inc.	3,812,500
			70,255,196
		Distribution/Wholesale: 1.3%
326,200	@	LKQ Corp.	7,329,714
			7,329,714
		Diversified Financial Services: 4.4%
325,000		Cohen & Steers, Inc.	8,609,250
143,256		Evercore Partners, Inc.	2,542,794
225,000	@	FCStone Group, Inc.	6,232,500
62,457		GAMCO Investors, Inc.	3,145,335
250,000		Jefferies Group, Inc.	4,032,500
150,676	@	Thomas Weisel Partners Group, Inc.	997,475
			25,559,854
		Electric: 1.5%
160,000		ITC Holdings Corp.	8,329,600
			8,329,600
		Energy - Alternate Sources: 1.6%
120,000	@	Sunpower Corp.	8,941,200
			8,941,200
		Engineering & Construction: 1.7%
275,000	@	Aecom Technology Corp.	7,152,750
80,000	@	Layne Christensen Co.	2,801,600
			9,954,350
		Entertainment: 3.9%
75,000	@	Great Wolf Resorts, Inc.	478,500
475,000	@	Isle of Capri Casinos, Inc.	3,396,250
95,460		National CineMedia, Inc.	2,145,941
50,000	@	Penn National Gaming, Inc.	2,186,500
275,200	@	Pinnacle Entertainment, Inc.	3,522,560
225,000	@	Scientific Games Corp.	4,749,750
128,200	@	Vail Resorts, Inc.	6,190,778
			22,670,279
		Food: 2.0%
200,000	@	Ralcorp Holdings, Inc.	11,630,000
			11,630,000
		Gas: 0.4%
88,198		Southern Union Co.	2,052,367
			2,052,367
		Healthcare - Products: 2.6%
100,000	@	Edwards Lifesciences Corp.	4,455,000
75,000	@	Gen-Probe, Inc.	3,615,000
15,000	@	Intuitive Surgical, Inc.	4,865,250
123,700	@	PSS World Medical, Inc.	2,060,842
			14,996,092

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 3.3%
235,000	@	AMERIGROUP Corp.	$6,422,550
80,000	@	Community Health Systems, Inc.	2,685,600
100,000	@	Emeritus Corp.	2,086,000
115,000	@	Healthways, Inc.	4,064,100
159,040	@	Skilled Healthcare Group, Inc.	1,746,259
140,000	@	Sun Healthcare Group, Inc.	1,839,600
			18,844,109
		Home Builders: 0.1%
40,000		Brookfield Homes Corp.	672,000
			672,000
		Household Products/Wares: 1.2%
125,000		Church & Dwight Co., Inc.	6,780,000
			6,780,000
		Insurance: 0.8%
65,000	@, @@	Arch Capital Group Ltd.	4,463,550
10,000		Brown & Brown, Inc.	173,800
			4,637,350
		Internet: 3.4%
80,000	@	Blue Nile, Inc.	4,332,000
676,011	@	Emdeon Corp.	6,449,145
120,000	@	Equinix, Inc.	7,978,800
50,000	@	TechTarget, Inc.	708,500
			19,468,445
		Lodging: 5.4%
267,600		Ameristar Casinos, Inc.	4,883,700
320,000		Boyd Gaming Corp.	6,400,000
250,000		Choice Hotels International, Inc.	8,527,500
180,000	@, W	Gaylord Entertainment Co.	5,452,200
55,000	@	Wynn Resorts Ltd.	5,535,200
			30,798,600
		Media: 1.8%
75,000	@, @@	Central European Media Enterprises Ltd.	6,392,250
78,300		Factset Research Systems, Inc.	4,218,021
			10,610,271
		Miscellaneous Manufacturing: 0.7%
194,267		American Railcar Industries, Inc.	3,949,448
			3,949,448
		Oil & Gas: 5.1%
35,000	@	Carrizo Oil & Gas, Inc.	2,074,450
240,000	@	Encore Acquisition Co.	9,667,200
200,000	@	EXCO Resources, Inc.	3,700,000
175,000		Helmerich & Payne, Inc.	8,202,250
45,000		Range Resources Corp.	2,855,250
45,000	@	Whiting Petroleum Corp.	2,909,250
			29,408,400
		Oil & Gas Services: 6.2%
80,000	@	Core Laboratories NV	9,544,000
160,000	@	Dresser-Rand Group, Inc.	4,920,000
160,000	@	FMC Technologies, Inc.	9,102,400
100,000	@	SEACOR Holdings, Inc.	8,536,000
90,000	@	Tetra Technologies, Inc.	1,425,600
60,000	@, @@	Willbros Group, Inc	1,836,000
			35,364,000
		Real Estate: 2.5%
240,000	@	CB Richard Ellis Group, Inc.	5,193,600
75,000	@	HFF, Inc.	375,750
200,000		St. Joe Co.	8,586,000
			14,155,350
		Retail: 17.8%
390,000	@	Cabela’s, Inc.	5,522,400
247,500	@	California Pizza Kitchen, Inc.	3,244,725
200,000	@	Carmax, Inc.	3,884,000
220,000	@	Cheesecake Factory	4,793,800
250,000	@, @@	China Nepstar Chain Drugstore Ltd. ADR	3,400,000
200,000	@	Copart, Inc.	7,752,000
400,000	@	Dick’s Sporting Goods, Inc.	10,712,000
128,500	@	DSW, Inc.	1,664,075
250,000	@	J Crew Group, Inc.	11,042,500
186,771		MSC Industrial Direct Co.	7,891,075
215,000	@	Panera Bread Co.	9,006,350
470,000		Penske Auto Group, Inc.	9,146,200
10,000		Polo Ralph Lauren Corp.	582,900
217,033	@	Sonic Corp.	4,783,407
100,000	@	Texas Roadhouse, Inc.	980,000
70,000	@	Tractor Supply Co.	2,766,400
38,500	@	Ulta Salon Cosmetics & Fragrance, Inc.	540,540
400,269	@	Under Armour, Inc.	14,649,847
			102,362,219
		Telecommunications: 0.5%
90,000	@	SBA Communications Corp.	2,684,700
			2,684,700

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Toys/Games/Hobbies: 1.0%
225,000	@	Marvel Entertainment, Inc.	$6,027,750
			6,027,750
		Transportation: 2.3%
300,000	@	Genesee & Wyoming, Inc.	10,320,000
60,000		Landstar System, Inc.	3,129,600
			13,449,600
		Trucking & Leasing: 0.1%
65,637		Aircastle Ltd.	738,416
			738,416
		Total Common Stock
		(Cost $464,269,589)	517,794,962
REAL ESTATE INVESTMENT TRUSTS: 3.0%
		Diversified: 1.2%
200,000		Digital Realty Trust, Inc.	7,100,000
			7,100,000
		Shopping Centers: 0.9%
200,000		Acadia Realty Trust	4,830,000
			4,830,000
		Single Tenant: 0.9%
14,300	@	Alexander’s, Inc.	5,069,350
			5,069,350
		Total Real Estate Investment Trusts
		(Cost $16,365,200)	16,999,350
		Total Long-Term Investments
		(Cost $480,634,789)	534,794,312

Principal Amount			Value
SHORT-TERM INVESTMENTS: 6.2%
		U.S. Government Agency Obligations: 6.2%
$35,716,000	Z	Federal Home Loan Bank, 1.300%, due 04/01/08	$35,714,710

		Total Short-Term Investments
		(Cost $35,714,710)	35,714,710

	Total Investments in Securities
	(Cost $516,349,499)*	99.2%	$570,509,022
	Other Assets and Liabilities - Net	0.8	4,541,599
	Net Assets	100.0%	$575,050,621

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
W	When-issued or delayed delivery security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $516,395,466.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$116,635,015
	Gross Unrealized Depreciation		(62,521,459)
	Net Unrealized Appreciation		$54,113,556

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$534,794,312	$—
Level 2- Other Significant Observable Inputs	35,714,710	—
Level 3- Significant Unobservable Inputs	—	—
Total	$570,509,022	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 87.7%
		Aerospace/Defense: 4.4%
90,000	@	AAR Corp.	$2,454,300
64,000	@	BE Aerospace, Inc.	2,236,800
70,000		DRS Technologies, Inc.	4,079,600
70,000	@	Esterline Technologies Corp.	3,525,900
47,000		Triumph Group, Inc.	2,675,710
			14,972,310
		Agriculture: 1.1%
58,000		Universal Corp.	3,800,740
			3,800,740
		Airlines: 0.7%
120,000	@	Alaska Air Group, Inc.	2,354,400
			2,354,400
		Apparel: 1.0%
90,000	@	Warnaco Group, Inc.	3,549,600
			3,549,600
		Auto Parts & Equipment: 0.8%
100,000	@	Tenneco, Inc.	2,794,000
			2,794,000
		Banks: 9.1%
49,952		AmericanWest Bancorp.	435,581
140,000		Bancorpsouth, Inc.	3,242,400
178,000		Colonial BancGroup, Inc.	1,714,140
145,000		Community Bank System, Inc.	3,561,200
85,000		First Midwest Bancorp., Inc.	2,360,450
95,000		First State Bancorp.	1,272,050
96,000		Frontier Financial Corp.	1,697,280
231,500		Fulton Financial Corp.	2,845,135
110,000		Independent Bank Corp.	3,250,500
110,000		Pacific Capital Bancorp.	2,365,000
105,000		Prosperity Bancshares, Inc.	3,009,300
59,000	@	SVB Financial Group	2,574,760
185,000		Umpqua Holdings Corp.	2,869,350
			31,197,146
		Building Materials: 0.8%
220,000		Comfort Systems USA, Inc.	2,862,200
			2,862,200
		Chemicals: 2.1%
180,000		Olin Corp.	3,556,800
112,000	@	Rockwood Holdings, Inc.	3,670,240
			7,227,040
		Coal: 1.0%
95,000		Massey Energy Co.	3,467,500
			3,467,500
		Commercial Services: 7.3%
170,000		ABM Industries, Inc.	3,814,800
120,000		Bowne & Co., Inc.	1,830,000
200,000	@	CBIZ, Inc.	1,624,000
59,000	@	Consolidated Graphics, Inc.	3,306,950
150,000	@	Cornell Cos., Inc.	3,369,000
62,000		Deluxe Corp.	1,191,020
45,000	@	FTI Consulting, Inc.	3,196,800
452,000		Stewart Enterprises, Inc.	2,901,840
70,000		Watson Wyatt Worldwide, Inc.	3,972,500
			25,206,910
		Computers: 1.6%
295,000	@	Brocade Communications Systems, Inc.	2,153,500
175,000	@	Mentor Graphics Corp.	1,545,250
52,000		MTS Systems Corp.	1,677,520
			5,376,270
		Cosmetics/Personal Care: 1.3%
26,500	@	Chattem, Inc.	1,758,010
120,000		Inter Parfums, Inc.	2,649,600
			4,407,610
		Distribution/Wholesale: 0.9%
83,000		Owens & Minor, Inc.	3,265,220
			3,265,220
		Diversified Financial Services: 2.5%
165,000	@	Knight Capital Group, Inc.	2,679,600
83,000	@@	Lazard Ltd.	3,170,600
115,000		National Financial Partners Corp.	2,584,050
			8,434,250
		Electric: 1.9%
78,000		Integrys Energy Group, Inc.	3,637,920
125,000		Westar Energy, Inc.	2,846,250
			6,484,170

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.5%
325,000	@	C&D Technologies, Inc.	$1,631,500
			1,631,500
		Electronics: 3.0%
85,000	@	Rofin-Sinar Technologies, Inc.	3,816,500
70,000	@	Rogers Corp.	2,338,700
55,000	@	Varian, Inc.	3,185,600
159,000	@	X-Rite, Inc.	949,230
			10,290,030
		Energy - Alternate Sources: 0.8%
147,000	@, @@	JA Solar Holdings Co., Ltd. ADR	2,734,200
			2,734,200
		Entertainment: 1.1%
46,000	@	Bally Technologies, Inc.	1,579,640
165,000		Cinemark Holdings, Inc.	2,110,350
			3,689,990
		Food: 2.1%
115,000	@	Great Atlantic & Pacific Tea Co.	3,015,300
45,000		Sanderson Farms, Inc.	1,710,450
137,400	@	Winn-Dixie Stores, Inc.	2,467,704
			7,193,454
		Forest Products & Paper: 1.7%
90,000		Rock-Tenn Co.	2,697,300
135,000		Schweitzer-Mauduit International, Inc.	3,123,900
			5,821,200
		Gas: 2.0%
127,000		Atmos Energy Corp.	3,238,500
115,000		New Jersey Resources Corp.	3,570,750
			6,809,250
		Healthcare - Products: 3.5%
69,000		Datascope Corp.	2,858,670
57,000	@	Haemonetics Corp.	3,396,060
130,000		Invacare Corp.	2,896,400
177,000	@	Medical Action Industries, Inc.	2,908,110
			12,059,240
		Healthcare - Services: 2.3%
114,000	@	Centene Corp.	1,589,160
130,000	@	Kindred Healthcare, Inc.	2,843,100
85,000	@	Magellan Health Services, Inc.	3,373,650
			7,805,910
		Household Products/Wares: 1.7%
145,000	@	Helen of Troy Ltd.	2,431,650
92,000		Tupperware Corp.	3,558,560
			5,990,210
		Insurance: 4.5%
46,000	@, @@	Argo Group International Holdings Ltd.	1,633,920
122,000	@@	Aspen Insurance Holdings Ltd.	3,218,360
130,000	@@	Assured Guaranty Ltd.	3,086,200
60,000		Delphi Financial Group	1,753,800
60,000		NYMAGIC, Inc.	1,362,600
95,000	@@	Platinum Underwriters Holdings Ltd.	3,083,700
39,300		Zenith National Insurance Corp.	1,409,298
			15,547,878
		Internet: 0.7%
240,000	@	Ariba, Inc.	2,318,400
			2,318,400
		Investment Companies: 0.4%
93,872		Apollo Investment Corp.	1,485,994
			1,485,994
		Iron/Steel: 1.8%
47,000		Carpenter Technology Corp.	2,630,590
82,000		Olympic Steel, Inc.	3,698,200
			6,328,790
		Leisure Time: 0.8%
190,000		Callaway Golf Co.	2,789,200
			2,789,200
		Machinery - Diversified: 1.8%
50,000	@	AGCO Corp.	2,994,000
83,000	@	Gardner Denver, Inc.	3,079,300
			6,073,300
		Media: 1.0%
190,000		World Wrestling Entertainment, Inc.	3,535,900
			3,535,900
		Miscellaneous Manufacturing: 2.7%
114,000		Actuant Corp.	3,443,940
85,000	@	AZZ, Inc.	3,024,300
125,000		Barnes Group, Inc.	2,868,750
			9,336,990
		Oil & Gas: 0.9%
167,000	@	EXCO Resources, Inc.	3,089,500
			3,089,500

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services: 2.0%
50,000	@	Exterran Holdings, Inc.	$3,227,000
83,000	@	Oil States International, Inc.	3,719,230
			6,946,230
		Packaging & Containers: 1.0%
135,000	@	Crown Holdings, Inc.	3,396,600
			3,396,600
		Pharmaceuticals: 0.8%
165,000	@	PharMerica Corp.	2,734,050
			2,734,050
		Retail: 5.5%
505,000	@	Blockbuster, Inc.	1,646,300
132,000		Brown Shoe Co., Inc.	1,989,240
150,000	@	Insight Enterprises, Inc.	2,625,000
155,000		Nu Skin Enterprises, Inc.	2,793,100
195,000	@	Pacific Sunwear of California	2,458,950
105,000	@	Papa John’s International, Inc.	2,542,050
450,000	@	Pier 1 Imports, Inc.	2,826,000
93,000		Sonic Automotive, Inc.	1,911,150
			18,791,790
		Savings & Loans: 0.7%
190,000		First Niagara Financial Group, Inc.	2,582,100
			2,582,100
		Semiconductors: 2.3%
93,000	@	Cypress Semiconductor Corp.	2,195,730
219,600	@	IXYS Corp.	1,499,868
360,000	@	Skyworks Solutions, Inc.	2,620,800
145,000	@	Ultra Clean Holdings	1,421,000
			7,737,398
		Software: 1.1%
150,000	@	Epicor Software Corp.	1,680,000
260,000	@	Lawson Software, Inc.	1,957,800
			3,637,800
		Telecommunications: 0.7%
600,000	@	Cincinnati Bell, Inc.	2,556,000
			2,556,000
		Textiles: 0.3%
32,000		Unifirst Corp.	1,186,880
			1,186,880
		Transportation: 3.0%
120,000	@@	Arlington Tankers Ltd.	2,520,000
102,300		Eagle Bulk Shipping, Inc.	2,635,248
85,000	@@	Nordic American Tanker Shipping	2,380,000
141,900		Werner Enterprises, Inc.	2,633,664
			10,168,912
		Trucking & Leasing: 0.5%
40,300		GATX Corp.	1,574,521
			1,574,521
		Total Common Stock
		(Cost $313,048,302)	301,242,583
REAL ESTATE INVESTMENT TRUSTS: 6.8%
		Apartments: 1.1%
73,000		Mid-America Apartment Communities, Inc.	3,638,320
			3,638,320
		Diversified: 1.0%
94,000		Digital Realty Trust, Inc.	3,337,000
			3,337,000
		Health Care: 2.1%
135,000		LTC Properties, Inc.	3,470,850
220,000		Omega Healthcare Investors, Inc.	3,819,200
			7,290,050
		Mortgage: 0.7%
205,000		Capstead Mortgage Corp.	2,337,000
			2,337,000
		Office Property: 1.0%
39,000		Alexandria Real Estate Equities, Inc.	3,616,080
			3,616,080
		Shopping Centers: 0.9%
80,000		Tanger Factory Outlet Centers, Inc.	3,077,600
			3,077,600
		Total Real Estate Investment Trusts
		(Cost $23,600,336)	23,296,050

		Total Long-Term Investments
		(Cost $336,648,638)	324,538,633

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 3.1%
		U.S. Government Agency Obligations: 3.1%
$10,488,000	Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$10,487,621
		Total Short-Term Investments
		(Cost $10,487,621)		10,487,621

		Total Investments in Securities
		(Cost $347,136,259)*	97.6%	$335,026,254
		Other Assets and Liabilities - Net	2.4	8,232,537
		Net Assets	100.0%	$343,258,791

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $347,697,221.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$13,658,434
		Gross Unrealized Depreciation		(26,329,401)
		Net Unrealized Depreciation		$(12,670,967)

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$324,538,633	$—
Level 2- Other Significant Observable Inputs	10,487,621	—
Level 3- Significant Unobservable Inputs	—	—
Total	$335,026,254	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.0%
		Agriculture: 3.6%
170,900		Altria Group, Inc.	$3,793,980
170,900	@	Philip Morris International, Inc.	8,644,122
			12,438,102
		Auto Manufacturers: 0.1%
4,950		Paccar, Inc.	222,750
			222,750
		Banks: 5.5%
156,750		Bank of New York Mellon Corp.	6,541,178
15,750		State Street Corp.	1,244,250
35,704	@@	Toronto-Dominion Bank	2,190,443
68,890		Wachovia Corp.	1,860,030
252,620		Wells Fargo & Co.	7,351,242
			19,187,143
		Beverages: 2.4%
63,000	@@	Diageo PLC ADR	5,123,160
63,600	@@	Heineken Holding NV	3,199,833
			8,322,993
		Building Materials: 0.7%
22,300		Martin Marietta Materials, Inc.	2,367,591
			2,367,591
		Coal: 0.6%
1,130,500	@@	China Coal Energy Co. - Shares H	1,999,273
			1,999,273
		Commercial Services: 3.5%
388,010	@@	Cosco Pacific Ltd.	763,513
181,700		H&R Block, Inc.	3,772,092
153,450	@	Iron Mountain, Inc.	4,057,218
71,500		Moody’s Corp.	2,490,345
17,500	@	Visa, Inc.	1,091,300
			12,174,468
		Computers: 1.7%
153,100	@	Dell, Inc.	3,049,752
64,300		Hewlett-Packard Co.	2,935,938
			5,985,690
		Cosmetics/Personal Care: 1.7%
29,160		Avon Products, Inc.	1,152,986
69,700		Procter & Gamble Co.	4,883,879
			6,036,865
		Diversified Financial Services: 11.0%
307,800		American Express Co.	13,457,012
43,230		Ameriprise Financial, Inc.	2,241,476
162,440		Citigroup, Inc.	3,479,465
23,400		Discover Financial Services	383,058
73,400	@	E*Trade Financial Corp.	283,324
262,100		JPMorgan Chase & Co.	11,257,195
52,300		Merrill Lynch & Co., Inc.	2,130,702
95,500	I	Merrill Lynch & Co., Inc.	3,637,776
30,700		Morgan Stanley	1,402,990
			38,272,998
		Electronics: 1.4%
101,700	@	Agilent Technologies, Inc.	3,033,711
51,635	@@	Tyco Electronics Ltd.	1,772,113
			4,805,824
		Food: 0.5%
18,250		Hershey Co.	687,478
28,300		Whole Foods Market, Inc.	933,051
			1,620,529
		Food Service: 0.0%
5,486		FHC Delaware, Inc.	55
			55
		Forest Products & Paper: 0.4%
86,800	@, @@	Sino-Forest Corp.	1,353,013
			1,353,013
		Healthcare - Products: 0.6%
50,815	@@	Covidien Ltd.	2,248,564
			2,248,564
		Healthcare - Services: 1.0%
104,700		UnitedHealth Group, Inc.	3,597,492
			3,597,492
		Holding Companies - Diversified: 0.8%
610,604	@@	China Merchants Holdings International Co., Ltd.	2,927,499
			2,927,499
		Housewares: 0.2%
8,200	@@	Hunter Douglas NV	554,480
			554,480

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance: 13.7%
112,456		AMBAC Financial Group, Inc.	$646,622
240,650		American International Group, Inc.	10,408,113
65,200		AON Corp.	2,621,040
86	@	Berkshire Hathaway, Inc. - Class A	11,472,400
98	@	Berkshire Hathaway, Inc. - Class B	438,344
4,800	@@	Everest Re Group Ltd.	429,744
178,100		Loews Corp.	7,163,182
630	@	Markel Corp.	277,181
26,560		MBIA, Inc.	324,563
68,400	@@	Millea Holdings, Inc.	2,545,083
159,100	@@	Nipponkoa Insurance Co., Ltd.	1,227,302
20,700		Principal Financial Group, Inc.	1,153,404
316,000		Progressive Corp.	5,078,120
11,800	@@	Sun Life Financial, Inc.	549,880
49,070		Transatlantic Holdings, Inc.	3,255,795
			47,590,773
		Internet: 1.5%
13,700	@	Amazon.com, Inc.	976,810
31,300	@	eBay, Inc.	933,992
6,021	@	Google, Inc. - Class A	2,652,070
49,100	@	Liberty Media Corp. - Interactive - Class A	792,474
			5,355,346
		Leisure Time: 0.8%
70,400		Harley-Davidson, Inc.	2,640,000
			2,640,000
		Media: 5.8%
368,671	@	Comcast Corp. – Special Class A	6,993,689
159,500	@@	Grupo Televisa SA ADR	3,866,280
10,500	@@	Lagardere SCA	786,851
9,840	@	Liberty Media Corp. - Capital Shares A	154,882
39,060	@	Liberty Media Corp. - Entertainment	884,318
265,630		News Corp. - Class A	4,980,563
42,200	@@	WPP Group PLC ADR	2,516,808
			20,183,391
		Mining: 1.4%
36,100	@@	BHP Billiton PLC	1,063,279
15,300	@@	Rio Tinto PLC	1,590,067
34,850		Vulcan Materials Co.	2,314,040
			4,967,386
		Miscellaneous Manufacturing: 2.5%
136,700		General Electric Co.	5,059,267
13,400	@@	Siemens AG	1,464,679
50,135	@@	Tyco International Ltd.	2,208,447
			8,732,393
		Oil & Gas: 14.1%
91,210	@@	Canadian Natural Resources Ltd.	6,225,995
160,200		ConocoPhillips	12,208,842
114,540		Devon Energy Corp.	11,949,958
90,200		EOG Resources, Inc.	10,824,000
107,730		Occidental Petroleum Corp.	7,882,604
			49,091,399
		Oil & Gas Services: 0.9%
24,367	@	Transocean, Inc.	3,294,418
			3,294,418
		Packaging & Containers: 1.6%
214,300		Sealed Air Corp.	5,411,075
			5,411,075
		Pharmaceuticals: 1.5%
40,160		Cardinal Health, Inc.	2,108,802
49,220	@	Express Scripts, Inc.	3,165,830
			5,274,632
		Real Estate: 0.4%
298,000	@@	Hang Lung Group Ltd.	1,424,313
			1,424,313
		Retail: 8.5%
99,300	@	Bed Bath & Beyond, Inc.	2,929,350
121,700	@	Carmax, Inc.	2,363,414
213,500		Costco Wholesale Corp.	13,871,095
132,827		CVS Caremark Corp.	5,380,822
52,800		Lowe’s Cos., Inc.	1,211,232
11,750	@	Sears Holding Corp.	1,199,558
50,430		Wal-Mart Stores, Inc.	2,656,652
			29,612,123
		Semiconductors: 0.8%
98,380		Texas Instruments, Inc.	2,781,203
			2,781,203
		Software: 2.0%
247,640		Microsoft Corp.	7,028,023
			7,028,023

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares	Amount

		Telecommunications: 1.3%
76,100	@	Cisco Systems, Inc.		$1,833,249
31,400	@@	SK Telecom Co., Ltd. ADR		678,554
184,500		Sprint Nextel Corp.		1,234,305
60,856		Virgin Media, Inc.		856,244
				4,602,352
		Transportation: 1.5%
36,200	@@	Asciano Group		132,904
484,000	@@	China Shipping Development Co., Ltd.		1,544,884
14,200	@@	Kuehne & Nagel International AG		1,423,315
50,067	@@	Toll Holdings Ltd.		460,828
22,140		United Parcel Service, Inc. - Class B		1,616,663
				5,178,594
		Total Common Stock
		(Cost $337,359,700)		327,282,750

Principal Amount				Value
SHORT-TERM INVESTMENTS: 6.4%
		Commercial Paper: 6.4%
$11,286,000		Rabobank, 2.590%, due 04/01/08		$11,285,188
11,000,000		Sanpaolo IMI U.S. Financial Co., 0.140%, due 04/01/08		10,999,258
		Total Short-Term Investments
		(Cost $22,284,446)		22,284,446
		Total Investments in Securities
		(Cost $359,644,146)*	100.4%	$349,567,196
		Other Assets and Liabilities - Net	(0.4)	(1,421,607)
		Net Assets	100.0%	$348,145,589

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	I	Illiquid security
	*	Cost for federal income tax purposes is $359,950,441.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$28,465,212
		Gross Unrealized Depreciation		(38,848,457)
		Net Unrealized Depreciation		$(10,383,245)

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$318,521,759	$—
Level 2- Other Significant Observable Inputs	31,045,382	—
Level 3- Significant Unobservable Inputs	55	—
Total	$349,567,196	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$55	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$55	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.8%
17,087,392		ING Fidelity® VIP Contrafund® Portfolio - Service Class 2 Shares		$403,091,585

		Total Investments in Securities	99.8%	$403,091,585
		(Cost $517,966,651)*	0.2	622,258
		Other Assets and Liabilities - Net	100.0%	$403,713,843
		Net Assets

	*	Cost for federal income tax purposes is $519,554,836.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(116,463,251)
		Net Unrealized Depreciation		$(116,463,251)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$403,091,585	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$403,091,585	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
2,397,213		ING Fidelity® VIP Equity-Income Portfolio - Service Class 2 Shares		$50,940,766
		Total Investments in Securities
		(Cost $61,150,293)*	100.1%	$50,940,766
		Other Assets and Liabilities - Net	(0.1)	(30,852)
		Net Assets	100.0%	$50,909,914

	*	Cost for federal income tax purposes is $61,567,054.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(10,626,288)
		Net Unrealized Depreciation		$(10,626,288)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$50,940,766	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$50,940,766	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
942,358		ING Fidelity® VIP Growth Portfolio - Service Class 2 Shares		$36,365,588
		Total Investments in Securities
		(Cost $35,988,638)*	100.0%	$36,365,588
		Other Assets and Liabilities - Net	0.0	16,005
		Net Assets	100.0%	$36,381,593

	*	Cost for federal income tax purposes is $35,990,907.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$374,681
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$374,681

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$36,365,588	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$36,365,588	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
2,686,183		ING Fidelity® VIP Mid Cap Portfolio - Service Class 2 Shares		$72,849,291

		Total Investments in Securities
		(Cost $87,123,579)*	100.1%	$72,849,291
		Other Assets and Liabilities - Net	(0.1)	(87,051
		Net Assets	100.0%	$72,762,240

	*	Cost for federal income tax purposes is $87,660,966.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(14,811,675)
		Net Unrealized Depreciation		$(14,811,675)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$72,849,291	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$72,849,291	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2015 Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
144		ING International Index Fund - Class I		$1,488
542		ING Lehman Brothers U.S. Aggregrate Bond Index Portfolio - Class I		5,467
433		ING RussellTM Large Cap Index Portfolio - Class I		4,503
36		ING RussellTM Mid Cap Index Portfolio - Class I		375
48		ING RussellTM Small Cap Index Portfolio - Class I		515

		Total Investments in Securities
		(Cost $12,040)*	100.0%	$12,348
		Other Assets and Liabilities - Net	(0.0)	(3)
		Net Assets	100.0%	$12,345

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$308
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$308

PORTFOLIO OF INVESTMENTS
ING Index Solution 2015 Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$12,348	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$12,348	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2025 Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
217		ING International Index Fund - Class I		$2,233
301		ING Lehman Brothers U.S. Aggregrate Bond Index Portfolio - Class I		3,037
554		ING RussellTM Large Cap Index Portfolio - Class I		5,754
60		ING RussellTM Mid Cap Index Portfolio - Class I		625
72		ING RussellTM Small Cap Index Portfolio - Class I		772

		Total Investments in Securities
		(Cost $12,040)*	100.0%	$12,421
		Other Assets and Liabilities - Net	(0.0)	(3)
		Net Assets	100.0%	$12,418

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$381
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$381

PORTFOLIO OF INVESTMENTS
ING Index Solution 2025 Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$12,421	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$12,421	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2035 Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
289		ING International Index Fund - Class I		$2,977
181		ING Lehman Brothers U.S. Aggregrate Bond Index Portfolio - Class I		1,822
530		ING RussellTM Large Cap Index Portfolio - Class I		5,504
96		ING RussellTM Mid Cap Index Portfolio - Class I		1,000
108		ING RussellTM Small Cap Index Portfolio - Class I		1,158

		Total Investments in Securities
		(Cost $12,040)*	100.0%	$12,461
		Other Assets and Liabilities - Net	(0.0)	(3)
		Net Assets	100.0%	$12,458

	*	Cost for federal income tax purposes is the same as for the financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$421
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$421

PORTFOLIO OF INVESTMENTS
ING Index Solution 2035 Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$12,461	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$12,461	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2045 Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
397		ING International Index Fund - Class I		$4,092
60		ING Lehman Brothers U.S. Aggregrate Bond Index Portfolio - Class I		607
458		ING RussellTM Large Cap Index Portfolio - Class I		4,754
132		ING RussellTM Mid Cap Index Portfolio - Class I		1,375
157		ING RussellTM Small Cap Index Portfolio - Class I		1,673

		Total Investments in Securities	100.0%	$12,501
		(Cost $12,040)*	(0.0)	(3)
		Other Assets and Liabilities - Net	100.0%	$12,498
		Net Assets

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$461
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$461

PORTFOLIO OF INVESTMENTS
ING Index Solution 2045 Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$12,501	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$12,501	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Index Solution Income Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
72		ING International Index Fund - Class I		$744
843		ING Lehman Brothers U.S. Aggregrate Bond Index Portfolio - Class I		8,504
289		ING RussellTM Large Cap Index Portfolio - Class I		3,002

		Total Investments in Securities
		(Cost $12,040)*	100.0%	$12,250
		Other Assets and Liabilities - Net	(0.0)	(3)
		Net Assets	100.0%	$12,247

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$210
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$210

PORTFOLIO OF INVESTMENTS
ING Index Solution Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$12,250	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$12,250	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING JPMorgan International Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.8%
		Australia: 2.2%
252,659		BHP Billiton Ltd.	$8,302,642
16,122	L	Rio Tinto Ltd.	1,811,080
			10,113,722
		Belgium: 1.7%
141,680		Dexia	4,042,205
163,965		Fortis	4,116,605
			8,158,810
		Brazil: 2.8%
183,174	L	Cia Vale do Rio Doce ADR	6,345,147
63,682	L	Petroleo Brasileiro SA ADR	6,502,569
			12,847,716
		Egypt: 0.3%
9,771		Orascom Construction Industries GDR	1,464,542
			1,464,542
		Finland: 1.8%
259,288		Nokia OYJ	8,185,864
			8,185,864
		France: 13.3%
64,480	L	Accor SA	4,707,841
223,648		AXA SA	8,088,718
73,536		BNP Paribas	7,414,830
48,609		Cie de Saint-Gobain	3,972,719
41,369		Imerys SA	3,790,659
43,393		Lafarge SA	7,540,223
54,820		Pernod-Ricard SA	5,648,261
49,408		Sanofi-Aventis	3,705,756
226,037		Total SA	16,745,792
			61,614,799
		Germany: 7.3%
36,950		Bayer AG	2,961,904
119,590		Deutsche Post AG	3,658,035
52,024		E.ON AG	9,703,009
27,011		Linde AG	3,805,083
100,796		SAP AG	4,995,279
61,723		Siemens AG	6,746,597
89,167	@	Symrise	2,304,362
			34,174,269
		Greece: 0.9%
130,643		Piraeus Bank SA	4,022,179
			4,022,179
		Hong Kong: 1.4%
320,100		Esprit Holdings Ltd.	3,884,195
710,000		Hang Lung Properties Ltd.	2,549,434
			6,433,629
		Italy: 4.7%
368,051		ENI S.p.A.	12,528,248
644,690		Intesa Sanpaolo S.p.A.	4,548,375
689,720		UniCredito Italiano S.p.A.	4,621,297
			21,697,920
		Japan: 18.9%
112,300		Astellas Pharma, Inc.	4,410,408
106,500		Canon, Inc.	4,967,525
51,200		Daikin Industries Ltd.	2,231,569
346		East Japan Railway Co.	2,885,146
216,100		Honda Motor Co., Ltd.	6,241,985
871		Japan Tobacco, Inc.	4,357,174
152,900		Komatsu Ltd.	4,305,037
295,500		Mitsubishi Corp.	9,041,126
496,100		Mitsubishi UFJ Financial Group, Inc.	4,339,797
258,000		Mitsui Fudosan Co., Ltd.	5,190,133
444		Mizuho Financial Group, Inc.	1,640,133
53,700		Murata Manufacturing Co., Ltd.	2,693,846
68,600		Nidec Corp.	4,233,154
437,500		Nissan Motor Co., Ltd.	3,667,910
56,100		Nitto Denko Corp.	2,385,330
135,600		Nomura Holdings, Inc.	2,041,405
93,400		Shin-Etsu Chemical Co., Ltd.	4,863,411
26,500		SMC Corp.	2,815,252
147,200		Sony Corp.	5,920,628
368,500		Sumitomo Corp.	4,911,685
681		Sumitomo Mitsui Financial Group, Inc.	4,523,757
			87,666,411
		Mexico: 1.1%
27,960		America Movil SA de CV ADR	1,780,772
80,904		Fomento Economico Mexicano SA de CV ADR	3,380,169
			5,160,941

PORTFOLIO OF INVESTMENTS
ING JPMorgan International Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Netherlands: 2.6%
124,475		Koninklijke Philips Electronics NV		$4,764,898
208,444		Reed Elsevier NV		3,985,528
136,259		Wolters Kluwer NV		3,613,308
				12,363,734
		Norway: 0.6%
201,100		Norsk Hydro ASA		2,946,090
				2,946,090
		South Korea: 0.7%
9,823	#	Samsung Electronics GDR		3,089,680
				3,089,680
		Spain: 3.3%
219,489	L	Banco Bilbao Vizcaya Argentaria SA		4,826,636
66,900	L	Inditex SA		3,713,209
243,500		Telefonica SA		6,996,278
				15,536,123
		Switzerland: 11.7%
231,750		ABB Ltd.		6,246,167
73,009		Adecco SA		4,217,452
56,529		Holcim Ltd.		5,937,454
26,149		Nestle SA		13,070,385
141,086		Novartis AG		7,239,691
42,550		Roche Holding AG		8,019,395
30,171		Zurich Financial Services AG		9,510,158
				54,240,702
		Taiwan: 0.9%
396,684		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		4,073,945
				4,073,945
		United Kingdom: 21.6%
704,824		Barclays PLC		6,358,684
338,179		BG Group PLC		7,836,026
396,797		Burberry Group PLC		3,549,522
310,715		Centrica PLC		1,840,924
293,027		GlaxoSmithKline PLC		6,198,135
850,000		HSBC Holdings PLC		13,941,354
450,241		ICAP PLC		5,088,074
852,395		Kingfisher PLC		2,241,159
336,287		Man Group PLC		3,701,785
15,333		Rio Tinto PLC		1,593,496
68,535		Schroders PLC - Non Voting		1,158,341
351,932		Smith & Nephew PLC		4,660,370
284,538		Standard Chartered PLC		9,729,911
1,140,100		Tesco PLC		8,592,429
3,680,100		Vodafone Group PLC		10,938,764
758,110		WM Morrison Supermarkets PLC		4,133,456
295,527		Wolseley PLC		3,112,733
497,077		WPP Group PLC		5,934,367
				100,609,530
		Total Common Stock
		(Cost $385,871,750)		454,400,606
REAL ESTATE INVESTMENT TRUSTS: 0.5%
		United Kingdom: 0.5%
131,801		British Land Co. PLC		2,400,560
		Total Real Estate Investment Trusts
		(Cost $2,124,707)		2,400,560
		Total Long-Term Investments
		(Cost $387,996,457)		456,801,166

Principal Amount				Value
SHORT-TERM INVESTMENTS: 5.9%
		Securities Lending Collateral(cc): 5.9%
$27,197,000		Bank of New York Mellon Corp. Institutional Cash Reserves		$27,197,000

		Total Short-Term Investments
		(Cost $27,197,000)		27,197,000
		Total Investment in Securities
		(Cost $415,193,457)*	104.2%	$483,998,166
		Other Assets and Liabilities - Net	(4.2)	(19,517,187)
		Net Assets	100.0%	$464,480,979

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may  not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.

	*	Cost for federal income tax purposes is $416,023,372.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$91,319,762
		Gross Unrealized Depreciation		(23,344,968)
		Net Unrealized Appreciation		$67,974,794

PORTFOLIO OF INVESTMENTS
ING JPMorgan International Portfolio	as of March 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	0.9%
Apparel	1.6
Auto Manufacturers	2.1
Banks	16.0
Beverages	1.9
Building Materials	5.0
Chemicals	3.5
Commercial Services	0.9
Distribution/Wholesale	3.7
Diversified	0.5
Diversified Financial Services	2.6
Electric	2.1
Electronics	2.5
Engineering & Construction	1.7
Food	5.6
Gas	0.4
Hand/Machine Tools	0.6
Healthcare - Products	1.0
Home Furnishings	1.3
Insurance	3.8
Lodging	1.0
Machinery - Construction & Mining	0.9
Media	2.9
Metal Fabricate/Hardware	0.6
Mining	3.9
Miscellaneous Manufacturing	1.4
Office/Business Equipment	1.1
Oil & Gas	9.4
Pharmaceuticals	6.4
Real Estate	1.7
Retail	1.3
Semiconductors	1.5
Software	1.1
Telecommunications	6.0
Transportation	1.4
Short-Term Investments	5.9
Other Assets and Liabilities - Net	(4.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING JPMorgan International Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$453,711,486	$—
Level 2- Other Significant Observable Inputs	3,089,680	—
Level 3- Significant Unobservable Inputs	—	—
Total	$456,801,166	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 90.7%
		Advertising: 1.9%
69,601	@, L	Clear Channel Outdoor Holdings, Inc.	$1,323,115
32,500	@, L	Lamar Advertising Co.	1,167,725
39,900		Omnicom Group	1,762,782
			4,253,622
		Aerospace/Defense: 1.4%
30,900	@, L	Alliant Techsystems, Inc.	3,199,077
			3,199,077
		Agriculture: 0.8%
23,600	L	Loews Corp.	1,712,180
			1,712,180
		Apparel: 1.8%
52,800		VF Corp.	4,092,528
			4,092,528
		Auto Manufacturers: 1.0%
58,600	L	Oshkosh Truck Corp.	2,126,008
			2,126,008
		Auto Parts & Equipment: 0.9%
44,300		WABCO Holdings, Inc.	2,020,966
			2,020,966
		Banks: 6.0%
54,300	L	Cullen/Frost Bankers, Inc.	2,880,072
62,440	L	M&T Bank Corp.	5,025,171
16,700		Northern Trust Corp.	1,110,049
254,100	L	Synovus Financial Corp.	2,810,346
51,800	L	Wilmington Trust Corp.	1,610,980
			13,436,618
		Beverages: 1.4%
38,200	L	Brown-Forman Corp.	2,529,604
39,450	@, L	Constellation Brands, Inc.	697,082
			3,226,686
		Building Materials: 0.7%
91,000	@, L	Owens Corning, Inc.	1,649,830
			1,649,830
		Chemicals: 3.6%
98,508		Albemarle Corp.	3,597,512
45,500		PPG Industries, Inc.	2,753,205
8,600		Sherwin-Williams Co.	438,944
23,500	L	Sigma-Aldrich Corp.	1,401,775
			8,191,436
		Commercial Services: 1.8%
103,084	L	Total System Services, Inc.	2,438,967
73,900		Western Union Co.	1,571,853
			4,010,820
		Computers: 1.5%
82,000	L	Jack Henry & Associates, Inc.	2,022,940
55,800	@	NCR Corp.	1,273,914
			3,296,854
		Distribution/Wholesale: 1.7%
97,400		Genuine Parts Co.	3,917,428
			3,917,428
		Diversified Financial Services: 1.5%
21,100	@, L	Affiliated Managers Group, Inc.	1,914,614
31,100	L	T. Rowe Price Group, Inc.	1,555,000
			3,469,614
		Electric: 7.6%
97,000		American Electric Power Co., Inc.	4,038,110
197,500	L	CMS Energy Corp.	2,674,150
33,700		FirstEnergy Corp.	2,312,494
82,500		PG&E Corp.	3,037,650
119,000	L	Westar Energy, Inc.	2,709,630
118,000		Xcel Energy, Inc.	2,354,100
			17,126,134
		Electrical Components & Equipment: 0.7%
36,600	W	Ametek, Inc.	1,607,106
			1,607,106
		Electronics: 2.3%
48,200	L	Amphenol Corp.	1,795,450
100,500	@	Arrow Electronics, Inc.	3,381,825
			5,177,275
		Environmental Control: 1.1%
85,250		Republic Services, Inc.	2,492,710
			2,492,710
		Food: 2.0%
40,250	@	Dean Foods Co.	808,623
96,400		Safeway, Inc.	2,829,340
12,400		WM Wrigley Jr. Co.	779,216
			4,417,179

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Gas: 1.9%
48,700		Energen Corp.	$3,034,010
52,800		UGI Corp.	1,315,776
			4,349,786
		Healthcare - Products: 0.3%
7,300		Becton Dickinson & Co.	626,705
			626,705
		Healthcare - Services: 3.7%
80,300	@, L	Community Health Systems, Inc.	2,695,671
90,900	@	Coventry Health Care, Inc.	3,667,815
66,300	@, L	Lincare Holdings, Inc.	1,863,693
			8,227,179
		Household Products/Wares: 2.9%
33,300		Clorox Co.	1,886,112
59,000		Fortune Brands, Inc.	4,100,500
19,700	@, L	Jarden Corp.	428,278
			6,414,890
		Insurance: 10.4%
74,450		Assurant, Inc.	4,531,027
116,861		Cincinnati Financial Corp.	4,445,391
35,000	@@	Everest Re Group Ltd.	3,133,550
288,150	L	Old Republic International Corp.	3,720,017
119,200		OneBeacon Insurance Group Ltd.	2,267,184
49,500	L	Principal Financial Group, Inc.	2,758,140
95,500		WR Berkley Corp.	2,644,395
			23,499,704
		Iron/Steel: 0.5%
21,638	L	Carpenter Technology Corp.	1,211,079
			1,211,079
		Lodging: 0.9%
61,800		Marriott International, Inc.	2,123,448
			2,123,448
		Media: 2.2%
112,900	@, L	Cablevision Systems Corp.	2,419,447
20,000		Clear Channel Communications, Inc.	584,400
2,990		Washington Post	1,977,885
			4,981,732
		Mining: 0.8%
25,400	L	Vulcan Materials Co.	1,686,560
			1,686,560
		Miscellaneous Manufacturing: 2.7%
67,200		Carlisle Cos., Inc.	2,247,168
90,900		Dover Corp.	3,797,802
			6,044,970
		Oil & Gas: 2.8%
41,900	@, L	CVR Energy, Inc.	964,957
27,900		Devon Energy Corp.	2,910,807
44,300	L	Questar Corp.	2,505,608
			6,381,372
		Oil & Gas Services: 1.3%
90,200	@, L	Helix Energy Solutions Group, Inc.	2,841,300
			2,841,300
		Packaging & Containers: 1.4%
70,700		Ball Corp.	3,247,958
			3,247,958
		Pharmaceuticals: 1.3%
156,500	@, L	Warner Chilcott Ltd.	2,817,000
			2,817,000
		Pipelines: 3.5%
35,754	@	Kinder Morgan Management, LLC	1,822,381
46,600		Oneok, Inc.	2,079,758
122,200		Williams Cos., Inc.	4,030,156
			7,932,295
		Real Estate: 1.2%
141,050	@@, L	Brookfield Properties Co. (U.S. Denominated Security)	2,723,676
			2,723,676
		Retail: 7.8%
56,423	@, L	Autonation, Inc.	844,652
30,750	@, L	Autozone, Inc.	3,500,273
87,700	L	Burger King Holdings, Inc.	2,425,782
15,500	L	Columbia Sportswear Co.	682,465
33,000	L	Limited Brands, Inc.	564,300
128,900		Staples, Inc.	2,849,979
78,000		Supervalu, Inc.	2,338,440
53,000	L	Tiffany & Co.	2,217,520
66,600		TJX Cos., Inc.	2,202,462
			17,625,873
		Savings & Loans: 1.3%
164,000	L	People’s United Financial, Inc.	2,838,840
			2,838,840

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Telecommunications: 2.7%
57,200	L	CenturyTel, Inc.		1,901,328
65,200		Telephone & Data Systems, Inc.		2,431,960
146,521		Windstream Corp.		1,750,926
				6,084,214
		Transportation: 1.4%
71,300	@@, L	Teekay Shipping Corp.		3,028,111
				3,028,111
		Total Common Stock
		(Cost $217,200,149)		204,110,763

REAL ESTATE INVESTMENT TRUSTS: 5.2%
		Diversified: 1.0%
27,000	L	Vornado Realty Trust		2,327,670
				2,327,670
		Forest Products & Paper: 1.7%
23,500	L	Plum Creek Timber Co., Inc.		956,450
63,566	L	Rayonier, Inc.		2,761,307
				3,717,757
		Shopping Centers: 1.0%
43,800	L	Kimco Realty Corp.		1,715,646
9,500	L	Regency Centers Corp.		615,220
				2,330,866
		Storage: 1.5%
38,700		Public Storage, Inc.		3,429,594
				3,429,594
		Total Real Estate Investment Trusts
		(Cost $11,364,080)		11,805,887
		Total Long-Term Investments
		(Cost $228,564,229)		215,916,650

Principal Amount				Value
SHORT-TERM INVESTMENTS: 29.8%
		U.S. Government Agency Obligations: 3.1%
$7,050,000	L, Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$7,049,746

		Total U.S. Government Agency Obligations
		(Cost $7,049,746)		7,049,746

		Securities Lending Collateral(cc): 26.7%
60,001,000		Bank of New York Mellon Corp. Institutional Cash Reserves		60,001,000
		Total Securities Lending Collateral
		(Cost $60,001,000)		60,001,000
		Total Short-Term Investments
		(Cost $67,050,746)		67,050,746
		Total Investments in Securities
		(Cost $295,614,975)*	125.7%	$282,967,396
		Other Assets and Liabilities - Net	(25.7)	(57,876,409)
		Net Assets	100.0%	$225,090,987

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rates shown reflects current effective yield.

	*	Cost for federal income tax purposes is $296,228,680.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$9,469,685
		Gross Unrealized Depreciation		(22,730,969)
		Net Unrealized Depreciation		$(13,261,284)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$215,916,651	$—
Level 2- Other Significant Observable Inputs	7,049,745	—
Level 3- Significant Unobservable Inputs	—	—
Total	$222,966,396	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.8%
		Aerospace/Defense: 3.4%
325,500	L	L-3 Communications Holdings, Inc.	$35,590,170
			35,590,170
		Biotechnology: 21.2%
949,190	@	Amgen, Inc.	39,657,158
1,336,200	@	Biogen Idec, Inc.	82,430,178
216,900	@, L	BioMimetic Therapeutics, Inc.	1,735,200
31,700	@	Genentech, Inc.	2,573,406
1,026,070	@	Genzyme Corp.	76,483,258
34,300	@, L	Micromet, Inc.	60,025
694,700	@, L	Millennium Pharmaceuticals, Inc.	10,740,062
192,300	@, L	Vertex Pharmaceuticals, Inc.	4,594,047
			218,273,334
		Computers: 2.4%
31,500	@, L	LaserCard Corp.	266,805
519,600	@	Quantum Corp.	1,111,944
578,800	@, L	Sandisk Corp.	13,063,516
473,766	L	Seagate Technology, Inc.	9,920,660
83,100		Seagate Technology, Inc. - Escrow	1
			24,362,926
		Diversified Financial Services: 6.8%
74,800	L	CIT Group, Inc.	886,380
121,200	L	Cohen & Steers, Inc.	3,210,588
2,696		Goldman Sachs Group, Inc.	445,891
937,208	L	Lehman Brothers Holdings, Inc.	35,276,509
741,160	L	Merrill Lynch & Co., Inc.	30,194,858
			70,014,226
		Electronics: 1.9%
575,848	@@	Tyco Electronics Ltd.	19,763,103
			19,763,103
		Healthcare - Products: 3.0%
525,848	@@	Covidien Ltd.	23,268,774
124,100		Johnson & Johnson	8,050,367
			31,319,141
		Healthcare - Services: 4.2%
1,248,500		UnitedHealth Group, Inc.	42,898,460
			42,898,460
		Internet: 1.2%
748,275	@, L	Liberty Media Corp. - Interactive - Class A	12,077,159
			12,077,159
		Media: 13.7%
1,198,700	@, L	Cablevision Systems Corp.	25,688,141
176,805	L	CBS Corp. - Class B	3,903,854
166,450		Comcast Corp. – Class A	3,219,143
2,516,285	@	Comcast Corp. – Special Class A	47,733,926
188,210	@, L	Discovery Holding Co.	3,993,816
59,346	@, L	Liberty Global, Inc.	2,022,512
60,213	@, L	Liberty Global, Inc. - Series C	1,955,718
154,855	@, L	Liberty Media Corp. - Capital Shares A	2,437,418
619,420	@	Liberty Media Corp. - Entertainment	14,023,669
2,466,720	@, L	Sirius Satellite Radio, Inc.	7,054,819
176,805	@, L	Viacom - Class B	7,005,014
670,500	L	Walt Disney Co.	21,040,290
91,300	L	World Wrestling Entertainment, Inc.	1,699,093
			141,777,413
		Miscellaneous Manufacturing: 3.8%
397,300	L	Pall Corp.	13,933,311
575,848	@@, L	Tyco International Ltd.	25,366,104
			39,299,415
		Oil & Gas: 9.2%
1,506,000		Anadarko Petroleum Corp.	94,923,180
			94,923,180
		Oil & Gas Services: 11.0%
525,700	@, L	Grant Prideco, Inc.	25,874,954
1,203,800	@, L	Weatherford International Ltd.	87,239,386
			113,114,340
		Pharmaceuticals: 9.1%
132,500	@, L	Alkermes, Inc.	1,574,100
1,502,044	@	Forest Laboratories, Inc.	60,096,783
535,000	@, L	ImClone Systems, Inc.	22,694,700
92,400	@, L	Isis Pharmaceuticals, Inc.	1,303,764
72,600	@, L	Nabi Biopharmaceuticals	291,852
65,832	@@, L	Teva Pharmaceutical Industries Ltd. ADR	3,040,780
410,600	@, L	Valeant Pharmaceuticals International	5,267,998
			94,269,977
		Retail: 0.1%
188,300	@	Charming Shoppes, Inc.	909,489
			909,489

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Semiconductors: 4.9%
624,800	@, L	Broadcom Corp.		$12,039,896
319,000	@, L	Cirrus Logic, Inc.		2,143,680
114,000	@, L	Cree, Inc.		3,187,440
84,600	@, L	DSP Group, Inc.		1,077,804
664,100		Intel Corp.		14,065,638
2,436,000	@, L	Micron Technology, Inc.		14,542,920
288,100	@, L	Teradyne, Inc.		3,578,202
				50,635,580
		Software: 1.8%
95,800	@, L	Advent Software, Inc.		4,082,996
320,400	@, L	Autodesk, Inc.		10,086,192
171,900		Microsoft Corp.		4,878,522
				19,047,710
		Telecommunications: 1.1%
114,527	@, L	Arris Group, Inc.		666,547
294,900	@@, L	Nokia OYJ ADR		9,386,667
462,100	@, L	RF Micro Devices, Inc.		1,229,186
				11,282,400
		Total Common Stock
		(Cost $825,030,920)		1,019,558,023

Principal Amount				Value
SHORT-TERM INVESTMENTS: 21.3%
		U.S. Government Agency Obligations: 1.0%
$9,602,000	L, Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$9,601,653
		Total U.S. Government Agency Obligations
		(Cost $9,601,653)		9,601,653
		Securities Lending Collateral(cc): 20.3%
209,636,000		Bank of New York Mellon Corp. Institutional Cash Reserves		209,636,000

		Total Securities Lending Collateral
		(Cost $209,636,000)		209,636,000
		Total Short-Term Investments
		(Cost $219,237,653)		219,237,653

		Total Investments in Securities
		(Cost $1,044,268,573)*	120.1%	$1,238,795,676
		Other Assets and Liabilities - Net	(20.1)	(207,285,082)
		Net Assets	100.0%	$1,031,510,594

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rates shown reflects current effective yield.

	*	Cost for federal income tax purposes is $1,044,987,311.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$273,814,725
		Gross Unrealized Depreciation		(80,006,360)
		Net Unrealized Appreciation		$193,808,365

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,019,558,023	$—
Level 2- Other Significant Observable Inputs	9,601,653	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,029,159,676	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Large Cap Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
COMMON STOCK: 97.3%
			Beverages: 5.5%
16,287			Coca-Cola Co.	$991,390
10,535			PepsiCo, Inc.	760,627
				1,752,017
			Biotechnology: 16.7%
32,189	@		Amgen, Inc.	1,344,856
19,161	@		Biogen Idec, Inc.	1,182,042
28,737	@		Genentech, Inc.	2,332,870
19,158	@		Vertex Pharmaceuticals, Inc.	457,685
				5,317,453
			Cosmetics/Personal Care: 3.2%
14,369			Procter & Gamble Co.	1,006,836
				1,006,836
			Diversified Financial Services: 8.5%
19,075			Lehman Brothers Holdings, Inc.	717,983
22,896			Merrill Lynch & Co., Inc.	932,783
27,302	@		Nasdaq Stock Market, Inc.	1,055,495
				2,706,261
			Food: 3.8%
19,163			WM Wrigley Jr. Co.	1,204,203
				1,204,203
			Healthcare - Products: 5.2%
13,892			Johnson & Johnson	901,174
15,807			Medtronic, Inc.	764,585
				1,665,759
			Insurance: 8.2%
20,119			American International Group, Inc.	870,147
13	@		Berkshire Hathaway, Inc. - Class A	1,734,200
				2,604,347
			Internet: 16.3%
38,316	@		Akamai Technologies, Inc.	1,078,979
35,447	@		Amazon.com, Inc.	2,527,371
38,316	@		eBay, Inc.	1,143,349
20,593	@		IAC/InterActiveCorp.	427,511
				5,177,210
			Media: 4.3%
45,022			Time Warner, Inc.	631,208
23,950			Walt Disney Co.	751,551
				1,382,759
			Retail: 4.1%
25,860			Home Depot, Inc.	723,304
5,750	@		Sears Holding Corp.	587,018
				1,310,322
			Semiconductors: 7.3%
47,421			Intel Corp.	1,004,377
46,940			Texas Instruments, Inc.	1,326,993
				2,331,370
			Software: 8.5%
22,036	@		Electronic Arts, Inc.	1,100,037
22,033			Microsoft Corp.	625,297
53,642	@		Red Hat, Inc.	986,476
				2,711,810
			Telecommunications: 5.7%
38,316	@		Cisco Systems, Inc.	923,032
22,030			Qualcomm, Inc.	903,230
				1,826,262
			Total Common Stock
			(Cost $28,921,466)	30,996,609

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.4%
		U.S. Government Agency Obligations: 1.4%
$454,000	Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$453,984
		Total Short-Term Investments
		(Cost $453,984)		453,984
		Total Investments in Securities
		(Cost $29,375,450)*	98.7%	$31,450,593
		Other Assets and Liabilities - Net	1.3	429,677
		Net Assets	100.0%	$31,880,270

@	Non-income producing security
Z	Indicates Zero Coupon Bond; rates shown reflects current effective yield.

*	Cost for federal income tax purposes is $29,886,324.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$4,193,452
	Gross Unrealized Depreciation	(2,629,183)
	Net Unrealized Appreciation	$1,564,269

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Large Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$30,996,609	$—
Level 2- Other Significant Observable Inputs	453,984	—
Level 3- Significant Unobservable Inputs	—	—
Total	$31,450,593	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

			PORTFOLIO OF INVESTMENTS
ING Lord Abbett U.S. Government Securities Portfolio			as of March 31, 2008 (Unaudited)
Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 90.8%
		Federal Home Loan Bank: 9.8%
$2,750,000		5.125%, due 08/14/13	$2,983,659
1,720,000		5.500%, due 08/13/14	1,904,905
			4,888,564
		Federal Home Loan Mortgage Corporation: 25.1%
260,117		4.204%, due 01/01/34	264,742
235,743		4.693%, due 03/01/35	238,074
205,148		5.000%, due 01/01/19	208,217
1,388,839	S	5.000%, due 04/01/20	1,406,093
126,163		5.000%, due 05/01/20	127,730
1,053,707		5.000%, due 10/01/20	1,066,797
552,439		5.000%, due 12/01/20	559,302
891,284		5.000%, due 04/01/21	901,702
539,473		5.000%, due 11/01/21	545,778
392,872		5.000%, due 02/01/23	397,279
570,000	W	5.500%, due 04/15/19	581,489
662,335		5.500%, due 03/01/21	676,799
1,806,600		5.500%, due 01/01/22	1,846,049
1,254,181		5.500%, due 08/01/22	1,280,604
422,935		5.500%, due 01/01/37	427,677
660,681		5.500%, due 05/01/37	667,889
558,956		5.500%, due 11/01/37	565,054
222,460		5.671%, due 11/01/35	227,644
295,297		6.150%, due 06/01/36	301,062
4,912	C	6.500%, due 06/15/08	4,906
180,923		7.000%, due 04/01/32	191,594
			12,486,481
		Federal National Mortgage Association: 45.2%
1,900,000		4.625%, due 10/15/13	2,016,917
292,780		4.854%, due 08/01/35	297,193
348,136		4.992%, due 04/01/35	355,258
505,139		5.255%, due 10/01/35	520,993
430,678		5.471%, due 04/01/36	439,880
422,698		5.485%, due 11/01/36	429,670
288,423		5.500%, due 04/01/33	292,319
199,972		5.500%, due 03/01/35	202,407
41,969		5.500%, due 05/01/35	42,459
9,994,659	S	5.500%, due 02/01/36	10,103,162
244,692		5.500%, due 06/01/36	247,348
481,106		5.500%, due 11/01/36	486,715
144,648		5.500%, due 01/01/37	146,219
872,077		5.500%, due 05/01/37	881,290
280,081		5.500%, due 07/01/37	283,040
324,085		5.500%, due 09/01/37	327,509
2,870,000	W	5.500%, due 04/01/38	2,897,351
231,564		5.517%, due 04/01/36	236,429
357,732		5.539%, due 04/01/36	365,513
302,667		5.743%, due 10/01/36	311,107
914,662		5.756%, due 10/01/36	930,506
180,943		5.923%, due 05/01/36	186,344
465,088		5.944%, due 12/01/36	479,462
			22,479,091
		Government National Mortgage Association: 10.7%
4,234,735		5.500%, due 07/15/36	4,326,001
978,395		5.500%, due 07/15/37	999,314
			5,325,315
		Total U.S. Government Agency Obligations
		(Cost $43,867,248)	45,179,451
U.S. TREASURY OBLIGATIONS: 9.8%
		U.S. Treasury Bonds: 6.4%
668,000		3.500%, due 02/15/18	672,071
1,704,000		4.250%, due 11/15/17	1,818,621
630,000		4.750%, due 02/15/37	677,792
			3,168,484

			PORTFOLIO OF INVESTMENTS
ING Lord Abbett U.S. Government Securities Portfolio			as of March 31, 2008 (Unaudited) (continued)
Principal Amount				Value
$4,380,000	^^		U.S. Treasury STRIP: 2.6%
			Discount Note, due 02/15/36	$1,298,539
				1,298,539
340,000			Treasury Inflation Indexed Protected Securities: 0.8%
			1.625%, due 01/15/15	398,786
				398,786
			Total U.S. Treasury Obligations
			(Cost $4,739,981)	4,865,809
			Total Investments in Securities
		(Cost $48,607,229)*	100.6%	$50,045,260
		Other Assets and Liabilities - Net	(0.6)	(319,245)
		Net Assets	100.0%	$49,726,015

	STRIP		Separate Trading of Registered Interest and Principal of Securities
	C		Bond may be called prior to maturity date.
	W		When-issued or delayed delivery security
	S		All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	^^		Principal Only (PO) Security

	*		Cost for federal income tax purposes is $48,615,186.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$1,438,953
			Gross Unrealized Depreciation	(8,879)
			Net Unrealized Appreciation	$1,430,074

PORTFOLIO OF INVESTMENTS
ING Lord Abbett U.S. Government Securities Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	50,045,260	—
Level 3- Significant Unobservable Inputs	—	—
Total	$50,045,260	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.5%
		Aerospace/Defense: 1.8%
64,000		L-3 Communications Holdings, Inc.	$6,997,760
			6,997,760
		Beverages: 1.5%
323,742	@	Constellation Brands, Inc.	5,720,521
			5,720,521
		Coal: 0.5%
41,100		Peabody Energy Corp.	2,096,100
			2,096,100
		Commercial Services: 1.7%
193,200		Moody’s Corp.	6,729,156
			6,729,156
		Computers: 1.8%
140,900	@	Affiliated Computer Services, Inc.	7,060,499
			7,060,499
		Diversified Financial Services: 9.4%
124,200		American Express Co.	5,430,024
281,100		Citigroup, Inc.	6,021,162
42,650		Goldman Sachs Group, Inc.	7,053,884
149,800		Invesco Ltd.	3,649,128
60,900		Legg Mason, Inc.	3,409,182
117,300		Merrill Lynch & Co., Inc.	4,778,802
129,300		Morgan Stanley	5,909,010
			36,251,192
		Electric: 4.1%
31,400		Constellation Energy Group, Inc.	2,771,678
100,000		FirstEnergy Corp.	6,862,000
157,300	@	NRG Energy, Inc.	6,133,127
			15,766,805
		Engineering & Construction: 5.8%
215,200	@@	Chicago Bridge & Iron Co. NV	8,444,448
130,000		KBR, Inc.	3,604,900
164,200	@	McDermott International, Inc.	9,001,444
24,000	@	Shaw Group, Inc.	1,131,360
			22,182,152
		Food: 1.6%
265,300		ConAgra Foods, Inc.	6,353,935
			6,353,935
		Healthcare - Services: 3.9%
146,500		Aetna, Inc.	6,166,185
157,100		UnitedHealth Group, Inc.	5,397,956
81,400	@	WellPoint, Inc.	3,592,182
			15,156,323
		Home Builders: 2.4%
15,200	@	NVR, Inc.	9,082,000
			9,082,000
		Insurance: 6.9%
123,620		American International Group, Inc.	5,346,565
127,200		Assurant, Inc.	7,741,392
2,600	@	Berkshire Hathaway, Inc. - Class B	11,629,540
24,400		Hartford Financial Services Group, Inc.	1,848,788
			26,566,285
		Internet: 1.9%
163,700	@, @@	Check Point Software Technologies	3,666,880
230,200	@	Symantec Corp.	3,825,924
			7,492,804
		Iron/Steel: 2.0%
59,700		United States Steel Corp.	7,574,139
			7,574,139
		Leisure Time: 1.2%
122,700		Harley-Davidson, Inc.	4,601,250
			4,601,250

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 2.9%
13,000		Joy Global, Inc.	$847,080
164,800	@	Terex Corp.	10,300,000
			11,147,080
		Media: 1.4%
145,600		McGraw-Hill Cos., Inc.	5,379,920
			5,379,920
		Metal Fabricate/Hardware: 0.8%
170,800	@, @@	Sterlite Industries India Ltd. ADR	3,043,656
			3,043,656
		Mining: 6.2%
116,500		Freeport-McMoRan Copper & Gold, Inc.	11,209,630
153,500	@@	Teck Cominco Ltd.	6,287,360
93,200	@@	Xstrata PLC	6,527,798
			24,024,788
		Miscellaneous Manufacturing: 1.2%
124,600		General Electric Co.	4,611,446
			4,611,446
		Oil & Gas: 16.5%
123,900	@@	Canadian Natural Resources Ltd.	8,457,414
132,600	@	Denbury Resources, Inc.	3,785,730
57,900		EOG Resources, Inc.	6,948,000
45,400		ExxonMobil Corp.	3,839,932
163,000		Noble Corp.	8,096,210
90,300	@@	Petroleo Brasileiro SA ADR	9,220,533
174,400	@	Southwestern Energy Co.	5,875,536
78,000	@@	Suncor Energy, Inc.	7,515,300
236,780	@@	Talisman Energy, Inc.	4,191,006
92,650		XTO Energy, Inc.	5,731,329
			63,660,990
		Oil & Gas Services: 3.8%
163,800		Halliburton Co.	6,442,254
137,600	@	National Oilwell Varco, Inc.	8,033,088
			14,475,342
		Pharmaceuticals: 4.4%
249,700	@	NBTY, Inc.	7,478,515
131,700		Schering-Plough Corp.	1,897,797
129,400	@@	Shire PLC ADR	7,500,024
			16,876,336
		Retail: 5.7%
122,600		Best Buy Co., Inc.	5,082,996
169,200		JC Penney Co., Inc.	6,380,532
276,200		Macy’s, Inc.	6,369,172
99,500	@	Saks, Inc.	1,240,765
81,700		TJX Cos., Inc.	2,701,819
			21,775,284
		Semiconductors: 2.2%
169,900	@	International Rectifier Corp.	3,652,850
172,600		Texas Instruments, Inc.	4,879,402
			8,532,252
		Software: 3.2%
217,980		Microsoft Corp.	6,186,272
251,610	@	Oracle Corp.	4,921,492
53,700	@	Take-Two Interactive Software, Inc.	1,370,424
			12,478,188
		Telecommunications: 1.5%
75,400	@@	China Mobile Ltd. ADR	5,655,754
			5,655,754
		Transportation: 2.2%
81,500		DryShips, Inc.	4,882,665
18,150	@@	Frontline Ltd.	834,316
102,572	@@	Ship Finance International Ltd.	2,695,592
			8,412,573
		Total Common Stock
		(Cost $363,305,767)	379,704,530

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 0.7%
		Mortgage: 0.7%
165,400		Annaly Capital Management, Inc.		$2,533,928
		Total Real Estate Investment Trusts
		(Cost $3,036,544)		2,533,928
		Total Investments in Securities
		(Cost $366,342,311)*	99.2%	$382,238,458
		Other Assets and Liabilities - Net	0.8	3,241,041
		Net Assets	100.0%	$385,479,499

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $366,490,975.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$59,617,000
		Gross Unrealized Depreciation		(43,869,517)
		Net Unrealized Appreciation		$15,747,483

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$382,238,458	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$382,238,458	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Regency Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.6%
		Aerospace/Defense: 3.8%
7,200	@@	Empresa Brasileira de Aeronautica SA ADR	$284,472
3,300		L-3 Communications Holdings, Inc.	360,822
14,000	@	Spirit Aerosystems Holdings, Inc.	310,520
			955,814
		Auto Parts & Equipment: 1.0%
5,700		WABCO Holdings, Inc.	260,034
			260,034
		Banks: 2.0%
16,100		Colonial BancGroup, Inc.	155,043
7,600		Zions Bancorp.	346,180
			501,223
		Beverages: 1.5%
21,000	@	Constellation Brands, Inc.	371,070
			371,070
		Computers: 2.8%
10,300	@	Affiliated Computer Services, Inc.	516,133
18,700	@	Cadence Design Systems, Inc.	199,716
			715,849
		Distribution/Wholesale: 1.0%
16,400	@	Ingram Micro, Inc.	259,612
			259,612
		Diversified Financial Services: 5.8%
18,100		Invesco Ltd.	440,916
20,500		Jefferies Group, Inc.	330,665
4,400		Legg Mason, Inc.	246,312
9,600		Morgan Stanley	438,720
			1,456,613
		Electric: 12.0%
6,000		Constellation Energy Group, Inc.	529,620
17,300		DPL, Inc.	443,572
39,100	@	Dynegy, Inc. - Class A	308,499
2,400		Entergy Corp.	261,792
7,600		FirstEnergy Corp.	521,512
2,900	@	Mirant Corp.	105,531
11,700	@	NRG Energy, Inc.	456,183
8,400		PPL Corp.	385,728
			3,012,437
		Electronics: 1.7%
13,500	@	Avnet, Inc.	441,855
			441,855
		Engineering & Construction: 4.1%
13,200	@@	Chicago Bridge & Iron Co. NV	517,968
8,600	@	McDermott International, Inc.	471,452
700	@	Shaw Group, Inc.	32,998
			1,022,418
		Food: 3.0%
18,600		ConAgra Foods, Inc.	445,470
12,400	@	Smithfield Foods, Inc.	319,424
			764,894
		Healthcare - Products: 1.2%
6,600	@@	Covidien Ltd.	292,050
			292,050
		Healthcare - Services: 2.1%
7,700		Aetna, Inc.	324,093
4,800	@	Coventry Health Care, Inc.	193,680
			517,773
		Home Builders: 2.1%
905	@	NVR, Inc.	540,738
			540,738

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Regency Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value

		Home Furnishings: 1.1%
3,200		Whirlpool Corp.	$277,696
			277,696
		Insurance: 4.5%
7,100		Assurant, Inc.	432,106
7,700		Cigna Corp.	312,389
8,100		Stancorp Financial Group, Inc.	386,451
			1,130,946
		Internet: 0.8%
8,700	@,@@	Check Point Software Technologies	194,880
			194,880
		Iron/Steel: 3.3%
2,100		Cleveland-Cliffs ,Inc.	251,622
4,500		United States Steel Corp.	570,915
			822,537
		Leisure Time: 1.1%
7,100		Harley-Davidson, Inc.	266,250
			266,250
		Machinery-Construction & Mining: 2.7%
10,800	@	TerexCorp.	674,999
			674,999
		Media: 1.5%
10,200		McGraw-HillCos., Inc.	376,890
			376,890
		Metal Fabricate/Hardware: 0.9%
12,300	@,@@	Sterlite Industries India Ltd. ADR	219,186
			219,186
		Mining: 5.4%
8,800		Freeport-McMoRan Copper & Gold, Inc.	846,736
12,200	@@	Teck Cominco Ltd.	499,712
			1,346,448
		MiscellaneousManufacturing: 1.5%
4,900		EatonCorp.	390,383
			390,383
		Oil&Gas: 10.1%
8,100	@@	Canadian Natural Resources Ltd.	552,906
9,900	@	Denbury Resources, Inc.	282,645
10,800		Noble Corp.	536,436
8,400	@	Southwestern Energy Co.	282,996
19,675	@@	Talisman Energy, Inc.	348,248
3,800	@	Whiting Petroleum Corp.	245,670
4,550		XTO Energy, Inc.	281,463
			2,530,364
		Oil& Gas Services: 3.0%
7,100	@	National Oilwell Varco, Inc.	414,498
5,300	@	Oceaneering International, Inc.	333,900
			748,398
		Pharmaceuticals: 5.5%
15,300	@	Endo Pharmaceuticals Holdings, Inc.	366,282
17,100	@	NBTY, Inc.	512,145
8,900	@@	Shire PLC ADR	515,844
			1,394,271
		Retail: 5.4%
1,900		Abercrombie & Fitch Co.	138,966
9,500		Darden Restaurants, Inc.	309,225
9,500		JC Penney Co., Inc.	358,245
16,700		Macy’s, Inc.	385,102
4,700		TJX Cos., Inc.	155,429
			1,346,967
		Semiconductors: 1.1%
13,100	@	International Rectifier Corp.	281,650
			281,650
		Software: 0.4%
3,600	@	Take-Two Interactive Software, Inc.	91,872
			91,872
		Telecommunications: 0.9%
37,200	@	Arris Group, Inc.	216,504
			216,504

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Regency Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
		Transportation: 2.3%
15,300		Eagle Bulk Shipping,Inc.		$394,128
7,067	@@	Ship Finance International Ltd.		185,721
				579,849
		Total Common Stock
		(Cost $24,943,070)		24,002,470

REAL ESTATE INVESTMENT TRUSTS: 3.6%
		Diversified: 0.5%
1,500		Vornado Realty Trust		129,315
				129,315
		Health Care: 0.5%
3,000		Ventas, Inc.		134,730
				134,730
		Mortgage: 1.5%
23,900		Annaly Capital Management, Inc.		366,148
				366,148
		Shopping Centers: 1.1%
6,900		Developers Diversified Realty Corp.		288,972
				288,972
		Total Real Estate Investment Trusts
		(Cost $955,074)		919,165

		Total Investments in Securities
		(Cost $25,898,144)*	99.2%	$24,921,635
		Other Assets and Liabilities - Net	0.8	190,412
		Net Assets	100.0%	$25,112,047

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $26,054,728
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,001,718
		Gross Unrealized Depreciation		(2,134,811)
		Net Unrealized Depreciation		$(1,133,093)

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Regency Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$24,921,635	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$24,921,635	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 62.8%
		Aerospace/Defense: 4.9%
34,500		Boeing Co.	$2,565,765
			2,565,765
		Banks: 4.5%
17,500		Bank of New York Mellon Corp.	730,275
14,400	L	Capital One Financial Corp.	708,768
60,000	L	National City Corp.	597,000
11,200	L	Wachovia Corp.	302,400
			2,338,443
		Biotechnology: 1.3%
21,200	@, L	Regeneron Pharmaceuticals, Inc.	406,828
12,000	@, L	Vertex Pharmaceuticals, Inc.	286,680
			693,508
		Commercial Services: 1.7%
7,669	@, W	ChoicePoint, Inc.	365,044
10,300	L	Moody’s Corp.	358,749
2,862	@, L	Visa, Inc.	178,474
			902,267
		Diversified Financial Services: 9.1%
20,900		American Express Co.	913,748
44,800		CIT Group, Inc.	530,880
43,400		Citigroup, Inc.	929,628
54,000	L	Freddie Mac	1,367,280
26,800	L	Lehman Brothers Holdings, Inc.	1,008,752
			4,750,288
		Food: 1.8%
32,000		Sysco Corp.	928,640
			928,640
		Healthcare - Services: 2.7%
32,000	@	WellPoint, Inc.	1,412,160
			1,412,160
		Home Builders: 3.6%
23,200	L	Centex Corp.	561,672
33,307	L	D.R. Horton, Inc.	524,585
22,200	L	Lennar Corp.	417,582
24,500	L	Pulte Homes, Inc.	356,475
			1,860,314
		Insurance: 3.2%
34,230	L	AMBAC Financial Group, Inc.	196,823
17,400	L	American International Group, Inc.	752,550
305,000	#	Conseco, Inc. - Escrow	—
52,000	L	MBIA, Inc.	635,440
14,100		PMI Group, Inc.	82,062
			1,666,875
		Internet: 1.5%
1,800	@	Google, Inc. - Class A	792,846
			792,846
		Mining: 1.1%
17,200	@@	Cameco Corp.	566,568
			566,568
		Oil & Gas: 9.2%
9,700		Chevron Corp.	827,992
42,600		ConocoPhillips	3,246,546
15,600		Valero Energy Corp.	766,116
			4,840,654
		Pharmaceuticals: 7.8%
25,500	@@	Roche Holding Ltd. ADR	2,409,357
101,000		Schering-Plough Corp.	1,455,410
22,000	@, L	Theravance, Inc.	231,660
			4,096,427
		Retail: 8.5%
49,000	L	Family Dollar Stores, Inc.	955,500
41,800	L	Petsmart, Inc.	854,392
29,200		Wal-Mart Stores, Inc.	1,538,258
29,700		Yum! Brands, Inc.	1,105,137
			4,453,287
		Semiconductors: 0.0%
1	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10
			10
		Software: 1.3%
18,900	@@, L	Infosys Technologies Ltd. ADR	676,053
			676,053
		Telecommunications: 0.6%
9,500	@, L	NII Holdings, Inc.	301,910
			301,910
		Total Common Stock
		(Cost $39,914,403)	32,846,015

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 1.7%
	Mortgage: 1.7%
57,500	Annaly Capital Management, Inc.	$880,900

	Total Real Estate Investment Trusts
	(Cost $851,046)	880,900

Principal Amount			Value
CORPORATE BONDS/NOTES: 21.1%
		Aerospace/Defense: 1.3%
$665,000	C	General Dynamics Corp., 4.500%, due 08/15/10	$684,914
			684,914
		Banks: 3.1%
720,000		Bank of America Corp., 4.375%, due 12/01/10	732,924
220,000		US Bancorp., 4.500%, due 07/29/10	228,547
200,000		US Bancorp., 5.300%, due 04/28/09	203,761
460,000		Wachovia Corp., 4.375%, due 06/01/10	459,915
			1,625,147
		Chemicals: 1.1%
565,000	C	EI Du Pont de Nemours & Co., 4.125%, due 04/30/10	576,255
			576,255
		Diversified Financial Services: 9.5%
150,000		American Express Co., 7.000%, due 03/19/18	157,756
405,000		American Express Credit Corp., 5.000%, due 12/02/10	415,390
520,000	C	Ameriprise Financial, Inc., 5.350%, due 11/15/10	533,217
575,000	C, L	Boeing Capital Corp., 6.500%, due 02/15/12	624,557
325,000		CIT Group, Inc., 4.750%, due 12/15/10	258,891
260,000		Citigroup, Inc., 4.625%, due 08/03/10	259,985
300,000		Citigroup, Inc., 6.000%, due 02/21/12	306,536
350,000	L	General Electric Capital Corp., 4.875%, due 10/21/10	363,958
200,000		General Electric Capital Corp., 6.000%, due 06/15/12	213,438
600,000		Goldman Sachs Group, Inc., 5.700%, due 09/01/12	616,543
260,000	L	HSBC Finance Corp., 4.125%, due 11/16/09	256,088
200,000		HSBC Finance Corp., 7.000%, due 05/15/12	207,627
325,000		John Deere Capital Corp., 7.000%, due 03/15/12	359,903
500,000		SLM Corp., 4.500%, due 07/26/10	410,475
			4,984,364
		Environmental Control: 0.2%
125,000	C	Waste Management, Inc., 6.500%, due 11/15/08	127,505
			127,505
		Food: 1.1%
530,000	C	General Mills, Inc., 6.000%, due 02/15/12	556,327
			556,327
		Insurance: 0.0%
2,345,000		Conseco Finance Trust II - Escrow, Discount Note, due 11/15/26	—
2,350,000		Conseco Finance Trust II - Escrow, Discount Note, due 04/01/27	—
			—
		Media: 1.7%
125,000		News America Holdings, 9.250%, due 02/01/13	145,199
280,000		Time Warner Entertainment Co. LP, 7.250%, due 09/01/08	283,258
415,000	C	Walt Disney Co., 5.700%, due 07/15/11	440,498
			868,955

		Pipelines: 0.8%
415,000	C	Spectra Energy Capital, LLC, 7.500%, due 10/01/09	433,677
			433,677
		Telecommunications: 2.3%
585,000	C	Cisco Systems, Inc., 5.250%, due 02/22/11	611,079

350,000	C	Verizon Global Funding Corp., 7.250%, due 12/01/10	376,120
200,000	C	Verizon Global Funding Corp., 7.375%, due 09/01/12	219,885
			1,207,084
		Total Corporate Bonds/Notes
		(Cost $10,915,897)	11,064,228

U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.9%
		Federal Home Loan Mortgage Corporation: 0.2%
75,000	L	4.875%, due 02/09/10	78,547
			78,547
		Federal National Mortgage Association: 0.8%
410,000	L	5.000%, due 10/15/11	440,422
			440,422
		Government National Mortgage Association: 4.0%
2,040,000	W	5.500%, due 04/01/38	2,079,843
			2,079,843
		Other U.S. Agency Obligations: 1.9%
260,000		Federal Farm Credit Bank, 4.750%, due 05/07/10	273,118
685,000		Federal Farm Credit Bank, 4.800%, due 04/25/11	725,981
			999,099
		Total U.S. Government Agency Obligations
		(Cost $3,476,703)	3,597,911

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 2.2%
		U.S. Treasury Bonds: 2.2%
$1,025,000	L	5.000%, due 05/15/37		$1,146,960
		Total U.S. Treasury Obligations
		(Cost $1,049,097)		1,146,960
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.8%
150,000	C	Credit Suisse Mortgage Capital Certificates, 5.448%, due 01/15/49		147,353
349,304		Fannie Mae, 2.999%, due 10/25/36		340,030
163,664		Fannie Mae, 3.039%, due 09/25/36		157,967
305,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.716%, due 02/15/51		299,517
		Total Collateralized Mortgage Obligations
		(Cost $913,870)		944,867
		Total Long-Term Investments
		(Cost $57,121,016)		50,480,881
SHORT-TERM INVESTMENTS: 37.5%
		U.S. Government Agency Obligations: 6.1%
3,171,000	L, Z	Federal Home Loan Bank, 1.300%, due 04/01/08		3,170,886

		Total U.S. Government Agency Obligations
		(Cost $3,170,886)		3,170,886
		Securities Lending Collateral(cc): 31.4%
16,435,000		Bank of New York Mellon Corp. Institutional Cash Reserves		16,435,000
		Total Securities Lending Collateral
		(Cost $16,435,000)		16,435,000
		Total Short-Term Investments
		(Cost $19,605,886)		19,605,886

		Total Investments in Securities
		(Cost $76,726,902)*	134.0%	$70,086,767
		Other Assets and Liabilities - Net	(34.0)	(17,776,388)
		Net Assets	100.0%	$52,310,379
	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rates shown reflects current effective yield.

	*	Cost for federal income tax purposes is $77,595,863.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,657,039
		Gross Unrealized Depreciation		(9,166,135)
		Net Unrealized Depreciation		$(7,509,096)

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$33,726,914	$—
Level 2- Other Significant Observable Inputs	19,924,853	—
Level 3- Significant Unobservable Inputs	—	—
Total	$53,651,767	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.3%
		Australia: 0.1%
279,580	L	Aristocrat Leisure Ltd.	$2,461,110
			2,461,110
		Bermuda: 0.9%
219,700	L	ACE Ltd.	12,096,682
298,500		XL Capital Ltd.	8,820,675
			20,917,357
		Brazil: 1.6%
216,800	L	Cia de Bebidas das Americas ADR	16,379,240
518,000	L	Empresa Brasileira de Aeronautica SA ADR	20,466,180
			36,845,420
		Canada: 1.3%
771,200	L	Husky Energy, Inc.	30,195,848
			30,195,848
		Finland: 1.0%
577,000	L	Fortum OYJ	23,539,890
			23,539,890
		France: 5.6%
61,380		BNP Paribas	6,189,108
327,528		LVMH Moet Hennessy Louis Vuitton SA	36,436,923
146,386	@, L	NicOx SA	2,105,166
289,169	L	Sanofi-Aventis	21,688,586
157,015		Societe Generale	15,363,826
39,253	@, L	Societe Generale	3,777,128
353,364		Technip SA	27,526,070
198,034	L	Total SA	14,671,210
			127,758,017
		Germany: 5.9%
162,867		Allianz AG	32,281,678
436,734		Bayerische Motoren Werke AG	24,112,238
628,867		SAP AG	31,165,585
428,361		Siemens AG	46,821,754
			134,381,255
		India: 2.8%
1,685,713	@	Dish TV India Ltd.	2,088,313
2,827,284		Hindustan Lever Ltd.	16,127,233
166,100	L	ICICI Bank Ltd. ADR	6,343,359
715,065		Infosys Technologies Ltd.	25,813,871
1,555,538	@	Wire and Wireless India Ltd.	1,408,216
2,000,776		Zee Telefilms Ltd.	12,292,330
			64,073,322
		Italy: 1.1%
1,119,600		Bulgari S.p.A.	12,986,416
187,325	L	Tod’s S.p.A.	11,582,643
			24,569,059
		Japan: 11.4%
459,200		Chugai Pharmaceutical Co., Ltd.	5,207,693
481,660		Credit Saison Co., Ltd.	13,515,724
75,500		Fanuc Ltd.	7,243,012
588,400	L	Hoya Corp.	13,902,640
3,763		KDDI Corp.	23,145,738
58,030		Keyence Corp.	13,502,777
144,200		Kyocera Corp.	12,223,132
1,014,000		Mitsubishi Electric Corp.	8,855,015
356,500		Murata Manufacturing Co., Ltd.	17,883,729
99,700		Nidec Corp.	6,152,267
26,800		Nintendo Co., Ltd.	14,021,884
232,500		Secom Co., Ltd.	11,440,166
364,600		Sega Sammy Holdings, Inc.	3,885,133
300,871		Seven & I Holdings Co., Ltd.	7,635,946
1,162,000		Shionogi & Co., Ltd.	19,983,808
823,200		Sony Corp.	33,110,467
1,081	@	Sony Financial Holdings, Inc.	4,387,477
388,000	L	Square Enix Co., Ltd.	13,614,156
2,067		Sumitomo Mitsui Financial Group, Inc.	13,730,699
315,000		Toyota Motor Corp.	15,916,264
			259,357,727
		Mexico: 2.6%
5,144,800		Fomento Economico Mexicano SA de CV ADR	21,463,355
2,374,900		Grupo Modelo SA	10,400,892
1,070,200		Grupo Televisa SA ADR	25,941,648
			57,805,895
		Netherlands: 2.9%
859,393	L	European Aeronautic Defence and Space Co. NV	20,344,309
787,577		Koninklijke Philips Electronics NV	30,148,417
433,600		TNT NV	16,084,541
			66,577,267

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Norway: 0.5%
700,800	L	Tandberg ASA	$10,570,498
			10,570,498
		South Korea: 0.8%
849,200	L	SK Telecom Co., Ltd. ADR	18,351,212
			18,351,212
		Spain: 1.0%
423,500	L	Inditex SA	23,505,891
			23,505,891
		Sweden: 6.9%
1,417,300	L	Assa Abloy AB	25,731,769
788,400		Hennes & Mauritz AB	48,533,072
902,752	L	Investor AB	20,333,727
31,965,200		Telefonaktiebolaget LM Ericsson	62,709,240
			157,307,808
		Switzerland: 3.5%
15,077	@	Basilea Pharmaceutica - Reg	2,194,579
630,553		Credit Suisse Group	32,106,437
236,725		Roche Holding AG	44,615,540
			78,916,556
		Taiwan: 2.4%
2,321,385		MediaTek, Inc.	30,834,891
7,957,193		Taiwan Semiconductor Manufacturing Co., Ltd.	16,467,222
656,889		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,746,250
			54,048,363
		United Kingdom: 12.3%
321,190		3i Group PLC	5,291,785
305,200	L	BP PLC ADR	18,510,380
936,138		Burberry Group PLC	8,374,163
2,177,630		Cadbury Schweppes PLC	24,002,939
654,229		Diageo PLC	13,239,413
855,295		Experian Group Ltd.	6,234,399
1,543,152	L	HSBC Holdings PLC	25,310,149
762,163		Pearson PLC	10,322,301
1,545,966		Prudential PLC	20,411,829
511,416		Reckitt Benckiser PLC	28,359,659
3,322,201		Royal Bank of Scotland Group PLC	22,255,918
1,158,504		Smith & Nephew PLC	15,341,194
2,771,440		Tesco PLC	20,887,116
16,468,226		Vodafone Group PLC	48,950,312
968,858		WPP Group PLC	11,566,736
			279,058,293
		United States: 32.7%
321,700		3M Co.	25,462,555
210,900	@, L	Acadia Pharmaceuticals, Inc.	1,910,754
758,283	@, L	Adobe Systems, Inc.	26,987,292
1,652,900	@, L	Advanced Micro Devices, Inc.	9,735,581
329,200		Aflac, Inc.	21,381,540
829,400		Altera Corp.	15,285,842
657,691	L	American International Group, Inc.	28,445,136
679,900		Automatic Data Processing, Inc.	28,820,961
144,300		Boeing Co.	10,731,591
716,500	L	Carnival Corp.	29,003,920
232,500		Colgate-Palmolive Co.	18,114,075
1,275,200		Corning, Inc.	30,655,808
492,800	@, L	Cree, Inc.	13,778,688
1,273,800	@, L	eBay, Inc.	38,010,192
556,300		Emerson Electric Co.	28,627,198
455,400	@, L	Gilead Sciences, Inc.	23,466,762
191,400	@, L	InterMune, Inc.	2,790,612
284,500	L	International Game Technology	11,439,745
950,600	@, L	Intuit, Inc.	25,675,706
81,700		Johnson & Johnson	5,299,879
1,414,800	@, L	Juniper Networks, Inc.	35,370,000
342,800	L	Linear Technology Corp.	10,520,532
162,100		Lockheed Martin Corp.	16,096,530
766,200		Maxim Integrated Products	15,622,818
385,500		McDonald’s Corp.	21,499,335
1,256,500		Microsoft Corp.	35,659,470
319,600		Northern Trust Corp.	21,243,812
179,900		Northrop Grumman Corp.	13,998,019
297,400		Raytheon Co.	19,215,014
123,600	@, L	Regeneron Pharmaceuticals, Inc.	2,371,884
355,154	@, L	Seattle Genetics, Inc.	3,231,901
205,200	@, L	Shuffle Master, Inc.	1,097,820
6,485,339	@, L	Sirius Satellite Radio, Inc.	18,548,070
309,100	@, L	Theravance, Inc.	3,254,823
555,600	L	Tiffany & Co.	23,246,304
243,079	@, L	Transocean, Inc.	32,864,281
90,887	L	United Parcel Service, Inc. - Class B	6,636,569
518,300		Wal-Mart Stores, Inc.	27,304,044
831,100	L	Walt Disney Co.	26,079,918
554,200	L	Xilinx, Inc.	13,162,250
			742,647,231
		Total Common Stock
		(Cost $1,943,236,737)	2,212,888,019

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares		Value
PREFERRED STOCK: 1.1%
	Germany: 1.1%
137,729	Bayerische Motoren Werke AG	$6,070,744
101,550	Porsche AG	18,620,339
	Total Preferred Stock
	(Cost $13,590,180)	24,691,083

Principal Amount				Value
CONVERTIBLE BONDS: 0.1%
		United States: 0.1%
$1,890,000		Theravance, Inc., 3.000%, due 01/15/15		$1,334,813
		Total Convertible Bonds
		(Cost $1,890,000)		1,334,813
		Total Long-Term Investments
		(Cost $1,958,716,917)		2,238,913,915
SHORT-TERM INVESTMENTS: 22.2%
		U.S. Government Agency Obligations: 1.0%
23,485,000	L, Z	Federal Home Loan Bank, 1.300%, due 04/01/08		23,484,152
		Total U.S. Government Agency Obligations
		(Cost $23,484,152)		23,484,152
		Securities Lending Collateral(cc): 21.2%
481,331,000		Bank of New York Mellon Corp. Institutional Cash Reserves		481,331,000
		Total Securities Lending Collateral
		(Cost $481,331,000)		481,331,000
		Total Short-Term Investments
		(Cost $504,815,152)		504,815,152
		Total Investments in Securities
		(Cost $2,463,532,069)*	120.7%	$2,743,729,067
		Other Assets and Liabilities - Net	(20.7)	(470,335,269)
		Net Assets	100.0%	$2,273,393,798

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rates shown reflects current effective yield.

	*	Cost for federal income tax purposes is $2,479,146,488.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$445,958,080
		Gross Unrealized Depreciation		(181,375,501)
		Net Unrealized Appreciation		$264,582,579

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	4.4%
Apparel	0.9
Auto Manufacturers	2.9
Banks	5.0
Beverages	2.7
Biotechnology	0.6
Commercial Services	2.0
Cosmetics/Personal Care	0.8
Diversified Financial Services	2.0
Electric	1.0
Electrical Components & Equipment	1.6
Electronics	4.4
Entertainment	0.7
Food	2.0
Healthcare - Products	0.9
Holding Companies - Diversified	1.6
Home Furnishings	1.5
Household Products/Wares	2.0
Insurance	5.6
Internet	1.7
Investment Companies	0.9
Leisure Time	1.4
Media	4.8
Metal Fabricate/Hardware	1.1
Miscellaneous Manufacturing	3.2
Oil & Gas	2.8
Oil & Gas Services	2.7
Pharmaceuticals	5.4
Retail	7.2
Semiconductors	5.8
Software	7.0
Telecommunications	10.1
Toys/Games/Hobbies	0.6
Transportation	1.0
Venture Capital	0.2
Short-Term Investments	22.2
Other Assets and Liabilities - Net	(20.7)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$2,218,958,764	$—
Level 2- Other Significant Observable Inputs	43,439,303	—
Level 3- Significant Unobservable Inputs	—	—
Total	$2,262,398,067	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited)

	Shares			Value
COMMON STOCK: 0.9%
			Commercial Services: 0.0%
	968	@@	Societe Des Autoroutes Paris-Rhin-Rhone	$117,063
				117,063
			Cosmetics/Personal Care: 0.0%
	198,085	@, L	Revlon, Inc.	194,123
				194,123
			Diversified Financial Services: 0.0%
	578		Goldman Sachs Group, Inc.	95,595
				95,595
			Electric: 0.2%
	8,680	S, L	Constellation Energy Group, Inc.	766,184
	6,431	L	Public Service Enterprise Group, Inc.	258,462
				1,024,646
			Investment Companies: 0.4%
	144,498	@, #, I	Arco Capital Corp. Ltd	2,167,470
				2,167,470
			Media: 0.1%
	40,594		Comcast Corp. - Class A	785,088
	6,092	@, L	Mediacom Communications Corp.	26,378
				811,466
			Telecommunications: 0.2%
	13,564	S	AT&T, Inc.	519,501
	11,201	@@	TELUS Corp.	487,783
	13,600		Verizon Communications, Inc.	495,720
				1,503,004
			Total Common Stock
			(Cost $6,136,882)	5,913,367
MUTUAL FUNDS: 2.4%
			Open-End Funds: 2.4%
	1,614,531		Oppenheimer Master Loan Fund	15,242,721
			Total Mutual Funds
			(Cost $16,000,000)	15,242,721
PREFERRED STOCK: 0.1%
			Sovereign: 0.1%
	21,860	P	Fannie Mae	525,733
			Total Preferred Stock
			(Cost $550,751)	525,733

	Principal Amount			Value
CORPORATE BONDS/NOTES: 16.8%
			Advertising: 0.0%
$278,000		C, L	Lamar Media Corp., 6.625%, due 08/15/15	$246,030
				246,030
			Aerospace/Defense: 0.3%
	275,000	C, S, I	Alliant Techsystems, Inc., 6.750%, due 04/01/16	268,813
	340,000	C, S	DRS Technologies, Inc., 6.625%, due 02/01/16	334,050
	60,000	C, S	DRS Technologies, Inc., 7.625%, due 02/01/18	60,300
	50,000	C, S	L-3 Communications Corp., 5.875%, due 01/15/15	48,125
	100,000	C	L-3 Communications Corp., 6.125%, due 01/15/14	98,000
	525,000	C	L-3 Communications Corp., 6.375%, due 10/15/15	515,813
	300,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	308,625
				1,633,726
			Agriculture: 0.1%
	300,000	@@, #, C	MHP SA, 10.250%, due 11/30/11	279,620
	435,000	C	Reynolds American, Inc., 7.250%, due 06/01/13	462,910
				742,530
			Apparel: 0.1%
	325,000	C, L	Levi Strauss & Co., 9.750%, due 01/15/15	325,406
				325,406
			Auto Parts & Equipment: 0.1%
	165,000	C	Goodyear Tire & Rubber Co., 7.857%, due 08/15/11	169,744
	100,000	C, L	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	106,250
	580,000	C	Lear Corp., 8.750%, due 12/01/16	498,075
				774,069
			Banks: 3.8%
EUR	800,000	@@	Banco Bilbao Vizcaya Argentaria SA, 4.250%, due 07/15/14	1,248,339
$930,000		@@, #, L	Banco BMG SA, 9.150%, due 01/15/16	930,000
	305,000	@@, #, C	Banco de Credito del Peru, 6.950%, due 11/07/21	301,950
	395,000	@@, #	Banco Hipotecario SA, 9.750%, due 04/27/16	354,513
MXN	1,058,699	@@	Banco Invex SA, 6.450%, due 03/13/34	373,741
$1,010,000		@@, C, S	Barclays Bank PLC, 6.278%, due 12/15/49	812,040
EUR	170,000	@@	Depfa ACS Bank, 3.875%, due 11/14/16	258,958
$1,000,000		@@, #, C	HBOS PLC, 6.413%, due 10/01/35	718,076
EUR	2,400,000	@@	HBOS Treasury Services PLC, 4.375%, due 07/13/16	3,668,242
EUR	1,410,000	@@	HBOS Treasury Services PLC, 4.500%, due 07/13/21	2,084,285
$290,000		@@, Z	HSBC Bank PLC, 7.350%, due 07/08/09	264,915
	920,000	@@, Z	HSBC Bank PLC, 15.440%, due 01/12/10	712,080
	290,000	@@, Z	HSBC Bank PLC, 16.380%, due 03/09/09	250,850
	210,000	@@, #	HSBK Europe BV, 7.250%, due 05/03/17	182,700
	950,000	@@, #, C	ICICI Bank Ltd, 6.625%, due 10/03/12	949,345
	1,000,000	@@, #, C	ICICI Bank Ltd., 6.375%, due 04/30/22	861,406
	360,000	@@, #	Kuznetski Capital for Bank of Moscow, 7.375%, due 11/26/10	386,320
	2,270,000	@@, #, I	Rabobank Nederland, 3.000%, due 03/11/11	2,258,650
	2,365,000	@@, C	VTB Capital SA for Vneshtorgbank, 6.315%, due 02/04/15	2,391,748
EUR	2,020,000		WM Covered Bond Program, 3.875%, due 09/27/11	3,063,265
EUR	1,410,000		WM Covered Bond Program, 4.000%, due 09/27/16	1,989,017
				24,060,440
			Beverages: 0.1%
BRL	860,000	@@, #	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	422,722
$265,000		C, L	Constellation Brands, Inc., 8.125%, due 01/15/12	268,975
	145,000	C, S, L	Constellation Brands, Inc., 8.375%, due 12/15/14	150,075
				841,772
			Building Materials: 0.0%
	155,000	C, L	Nortek, Inc. - Old, 8.500%, due 09/01/14	115,475
	310,000	C, L	NTK Holdings, Inc., Discount Note, due 03/01/14	151,900
				267,375

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

	Principal Amount			Value
			Chemicals: 0.2%
$125,000		#, C, L	Basell AF SCA, 8.375%, due 08/15/15	$91,875
	470,000	C, I	Huntsman International, LLC, 7.375%, due 01/01/15	488,800
	55,000	C	Huntsman International, LLC, 7.875%, due 11/15/14	58,575
	475,000	C, L	Momentive Performance Materials, Inc., 11.500%, due 12/01/16	363,969
	195,000	#, C, I	Mosaic Co., 7.625%, due 12/01/14	209,625
	230,000	#, C	Mosaic Co., 7.875%, due 12/01/16	248,400
				1,461,244
			Coal: 0.1%
	510,000	C, S	Peabody Energy Corp., 6.875%, due 03/15/13	520,200
				520,200
			Commercial Services: 0.4%
	35,000	#, C, S, I	ACE Cash Express, Inc., 10.250%, due 10/01/14	28,700
	90,000	#, C, L	Ashtead Capital, Inc., 9.000%, due 08/15/16	73,350
	300,000	C, S	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.625%, due 05/15/14	260,250
	75,000	C, S	Corrections Corp. of America, 6.250%, due 03/15/13	73,875
	95,000	C	Corrections Corp. of America, 7.500%, due 05/01/11	96,425
	100,000	C	H&E Equipment Services, Inc., 8.375%, due 07/15/16	83,000
	220,000	C	Hertz Corp., 8.875%, due 01/01/14	209,550
	140,000	C, L	Hertz Corp., 10.500%, due 01/01/16	131,775
	75,000	C, I	iPayment, Inc., 9.750%, due 05/15/14	66,938
	240,000	C	Iron Mountain, Inc., 8.625%, due 04/01/13	243,600
	200,000	@@, #, C, L	Quebecor World Capital Corp., 8.750%, due 03/15/16	96,000
	100,000	C, L	Rent-A-Center, Inc., 7.500%, due 05/01/10	93,000
	300,000	C	Service Corp. International, 6.750%, due 04/01/15	296,625
	700,000	C	United Rentals North America, Inc., 7.000%, due 02/15/14	553,000
				2,306,088
			Cosmetics/Personal Care: 0.0%
	150,000	C	Elizabeth Arden, Inc., 7.750%, due 01/15/14	143,250
				143,250
			Diversified Financial Services: 2.7%
	946,184	@@, #, C	Autopistas Del Nordeste, 9.390%, due 04/15/24	946,184
EUR	370,000		BA Covered Bond Issuer, 4.250%, due 04/05/17	557,267
RUB	7,800,000	@@	Bank of Moscow, 7.250%, due 11/25/09	328,149
$810,000		@@, #, C, L	C10 Capital, Ltd., 6.722%, due 12/31/16	750,985
	190,000	#, C, S	CCM Merger, Inc., 8.000%, due 08/01/13	160,550
	400,000	@@, C, S, I	Cloverie PLC, 6.792%, due 12/20/10	345,200
BRL	3,700,000	@@, #, I	Coriolanus Ltd., Discount Note, due 12/31/17	1,473,927
$180,000		L	Countrywide Financial Corp., 3.345%, due 05/05/08	178,162
	1,370,000	L	Countrywide Home Loans, Inc., 3.250%, due 05/21/08	1,326,537
	900,000	@@, #, I	Eirles Two Ltd., 6.482%, due 04/30/12	686,250
	2,890,000	@@	Eksportfinans A/S, 3.500%, due 02/11/11	4,429,896
	270,000	L	General Motors Acceptance Corp., 8.000%, due 11/01/31	193,919
	530,000	C, L	Goldman Sachs Group, Inc., 6.345%, due 02/15/34	460,268
	800,000	C	HSBC Finance Capital Trust IX, 5.911%, due 11/30/35	649,699
	1,369,888	@@, #, I	IIRSA Norte Finance Ltd., 8.750%, due 05/30/24	1,530,850
	240,000	@@, #, C	ISA Capital do Brasil SA, 7.875%, due 01/30/12	248,400
	300,000	@@, #, C, L	ISA Capital do Brasil SA, 8.800%, due 01/30/17	313,500
MXN	680,280	@@	JPMorgan Hipotecaria su Casita, 6.100%, due 09/25/35	209,036
RUB	7,600,000	@@, C	JSC RosBank, 8.000%, due 09/30/09	313,616
$455,000		@@, #, C	National Gas Co. of Trinidad and Tobago Ltd., 6.050%, due 01/15/36	428,118
	375,000	C, L	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, due 04/01/17	320,625
	95,000	#, C, L	Rainbow National Services, LLC, 8.750%, due 09/01/12	97,613
	600,000		SLM Corp., 4.500%, due 07/26/10	492,570
	785,000	@@, +	Tiers Trust, Discount Note, due 06/15/97	416,283
	380,000	+, C, L	Vanguard Health Holding Co. I, LLC, Discount Note, due 10/01/15	292,600
				17,150,204
			Electric: 0.7%
	395,000	@@, #, C	AES Dominicana Energia Finance SA, 11.000%, due 12/13/15	380,188
	240,000	@@, #, C, S	AES Panama SA, 6.350%, due 12/21/16	240,220
	395,000	C, S	Edison Mission Energy, 7.000%, due 05/15/17	395,000
	470,000	@@, #, C, L	EEB International Ltd., 8.750%, due 10/31/14	486,450
BRL	475,000	@@, #	Eletropaulo Metropolitana de Sao Paulo SA, 19.125%, due 06/28/10	297,772
$465,000		@@, #	Majapahit Holding BV, 7.250%, due 10/17/11	466,163
	480,000	@@, #, L	Majapahit Holding BV, 7.750%, due 10/17/16	475,200
PHP	23,800,000	@@	National Power Corp., 5.875%, due 12/19/16	535,486
$302,000		@@, #, L	National Power Corp., 6.875%, due 11/02/16	305,775
	660,000	@@	National Power Corp., 9.625%, due 05/15/28	789,558
	360,000	C	Sierra Pacific Resources, 6.750%, due 08/15/17	348,963
				4,720,775
			Electronics: 0.0%
	230,000	@@, C, L	NXP BV/NXP Funding, LLC, 9.500%, due 10/15/15	189,750
				189,750
			Entertainment: 0.5%
	110,000	C, S	AMC Entertainment, Inc., 8.000%, due 03/01/14	93,775
	290,000	+, C, S	Cinemark, Inc., Discount Note, due 03/15/14	262,450
	200,000	#, C	Greektown Holdings, LLC, 10.750%, due 12/01/13	183,000
	425,000	C, L	Isle of Capri Casinos, Inc., 7.000%, due 03/01/14	304,938
	290,000	+, C, L	Marquee Holdings, Inc., 12.000%, due 08/15/14	218,225
	385,000	#, C, L	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	340,725
	80,000	C	Mohegan Tribal Gaming Authority, 6.125%, due 02/15/13	73,400
	360,000	C	Mohegan Tribal Gaming Authority, 6.875%, due 02/15/15	291,600
	190,000	C	Mohegan Tribal Gaming Authority, 8.000%, due 04/01/12	174,800
	40,000	C, L	Penn National Gaming, Inc., 6.750%, due 03/01/15	36,500
	150,000	C	Penn National Gaming, Inc., 6.875%, due 12/01/11	141,750
	465,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	440,588
	114,000	#, C	Pokagon Gaming Authority, 10.375%, due 06/15/14	120,840
	150,000	C, I	Vail Resorts, Inc., 6.750%, due 02/15/14	147,000
	800,000	+, C	WMG Holdings Corp., Discount Note, due 12/15/14	420,000
				3,249,591
			Environmental Control: 0.1%
	405,000	C, L	Allied Waste North America, Inc., 7.375%, due 04/15/14	400,444
				400,444
			Food: 0.2%
	35,000	C, L	Del Monte Corp., 6.750%, due 02/15/15	33,688
	160,000	C, S	Del Monte Corp., 8.625%, due 12/15/12	163,600
	560,000	C, S	Delhaize America, Inc., 9.000%, due 04/15/31	675,776
	120,000	C, S	Dole Food Co., Inc., 7.250%, due 06/15/10	93,000
				966,064
			Forest Products & Paper: 0.0%
	230,000	C	NewPage Corp., 10.000%, due 05/01/12	234,600
				234,600
			Healthcare - Products: 0.2%
	205,000	#, C, L	Bausch & Lomb, Inc., 9.875%, due 11/01/15	209,100
	150,000	@@	Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	156,375

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

	Principal Amount			Value
			Healthcare - Products (continued)
	$300,000	#, C, S	PTS Acquisition Corp., 9.500%, due 04/15/15	$244,500
	270,000	#, C, L	ReAble Therapeutics Finance, LLC/ReAble Therapeutics Finance Corp., 10.875%, due 11/15/14	254,475
	125,000	&, C	Universal Hospital Services, Inc., 8.500%, due 06/01/15	125,625
				990,075
			Healthcare - Services: 0.3%
	480,000	C, S	DaVita, Inc., 6.625%, due 03/15/13	468,000
	540,000	C	HCA, Inc., 6.375%, due 01/15/15	459,675
	255,000	C, L	Healthsouth Corp., 10.750%, due 06/15/16	269,025
	295,000	C, L	Select Medical Corp., 7.625%, due 02/01/15	234,525
	295,000	C	US Oncology, Inc., 9.000%, due 08/15/12	295,000
				1,726,225
			Holding Companies - Diversified: 0.1%
	345,000	@@, C, I	Stena AB, 7.500%, due 11/01/13	341,981
				341,981
			Home Builders: 0.1%
	180,000	C, S	Centex Corp., 5.800%, due 09/15/09	169,257
	65,000	C, L	K Hovnanian Enterprises, Inc., 7.750%, due 05/15/13	34,775
	125,000	C, L	K Hovnanian Enterprises, Inc., 8.875%, due 04/01/12	70,000
	150,000	C	Toll Corp., 8.250%, due 12/01/11	137,250
	25,000	C	William Lyon Homes, Inc., 7.500%, due 02/15/14	12,375
	160,000	C	William Lyon Homes, Inc., 10.750%, due 04/01/13	84,000
				507,657
			Household Products/Wares: 0.1%
	135,000	C, S	Church & Dwight Co., Inc., 6.000%, due 12/15/12	132,300
	250,000	C, L	Jarden Corp., 7.500%, due 05/01/17	220,000
				352,300
			Iron/Steel: 0.0%
	145,000	@@, C	Ispat Inland ULC, 9.750%, due 04/01/14	155,990
				155,990
			Leisure Time: 0.1%
	170,000	C	Leslie’s Poolmart, 7.750%, due 02/01/13	155,550
	300,000	C, L	Travelport, LLC, 11.875%, due 09/01/16	256,500
				412,050
			Lodging: 0.4%
	650,000	C, S, L	Caesars Entertainment, Inc., 7.875%, due 03/15/10	612,625
	170,000	C, L	Gaylord Entertainment Co., 8.000%, due 11/15/13	158,525
	445,000	#, C	Harrah’s Operating Co., Inc., 10.750%, due 02/01/16	377,138
	350,000	C	MGM Mirage, 6.625%, due 07/15/15	306,250
	260,000	C, L	MGM Mirage, 8.375%, due 02/01/11	261,950
	330,000	C, L	Station Casinos, Inc., 6.500%, due 02/01/14	199,650
	60,000	C, L	Station Casinos, Inc., 6.875%, due 03/01/16	35,250
	285,000	C, L	Trump Entertainment Resorts, Inc., 8.500%, due 06/01/15	193,800
	510,000	C	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	493,425
				2,638,613
			Machinery - Diversified: 0.1%
	455,000	C, S	Case New Holland, Inc., 7.125%, due 03/01/14	448,175
	200,000	#, C, I	Douglas Dynamics, LLC, 7.750%, due 01/15/12	151,000
				599,175
			Media: 0.7%
	400,000	C, S	Allbritton Communications Co., 7.750%, due 12/15/12	394,000
	10,907	#, C	American Media Operations, Inc., 10.250%, due 05/01/09	7,362
	300,000	C, S, L	American Media Operations, Inc., 10.250%, due 05/01/09	202,500
	320,000	C, L	CCH I, LLC, 11.000%, due 10/01/15	224,000
	225,000	C, S	Dex Media West, LLC, 9.875%, due 08/15/13	196,313
	135,000	C, S	Dex Media, Inc., 8.000%, due 11/15/13	99,225
	305,000	C, S	Echostar DBS Corp., 6.375%, due 10/01/11	293,563
	295,000	C	Idearc, Inc., 8.000%, due 11/15/16	192,488
	55,000	C	LIN Television Corp., 6.500%, due 05/15/13	51,288
	850,000	C	Medianews Group, Inc., 6.875%, due 10/01/13	418,625
	590,000	C, L	Nielsen Finance LLC/Nielsen Finance Co., 10.000%, due 08/01/14	590,000
	340,000	+, C	Nielsen Finance LLC/Nielsen Finance Co., 12.500%, due 08/01/16	216,750
	1,115,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	685,725
	340,000	C, S, L	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	344,250
	300,000	C, L	Vertis, Inc., 9.750%, due 04/01/09	256,500
				4,172,589
			Mining: 0.6%
	1,700,000	@@, #, S, L	ALROSA Finance SA, 8.875%, due 11/17/14	1,825,715
	1,420,000	@@	ALROSA Finance SA, 8.875%, due 11/17/14	1,526,599
	505,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	537,194
	230,000	@@, C, L	Novelis, Inc., 7.250%, due 02/15/15	204,700
				4,094,208
			Miscellaneous Manufacturing: 0.1%
	55,000	S	Eastman Kodak Co., 3.625%, due 05/15/08	54,797
	70,000	C, I	Koppers, Inc., 9.875%, due 10/15/13	73,850
	130,000	C, L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	113,100
	190,000	C, L	Sally Holdings, LLC, 9.250%, due 11/15/14	190,475
	200,000	C, L	Sally Holdings, LLC, 10.500%, due 11/15/16	186,000
				618,222
			Municipal: 0.2%
	1,190,000	@@, #, I, L	Bayerische Hypo- und Vereinsbank AG for City of Kiev Ukraine, 8.625%, due 07/15/11	1,242,836
COP	516,000,000	@@, #	Santa Fe de Bogota DC, 9.750%, due 07/26/28	240,440
				1,483,276
			Oil & Gas: 1.2%
	$135,000	C, S	Berry Petroleum Co., 8.250%, due 11/01/16	138,713
	560,000	C, S	Chesapeake Energy Corp., 6.875%, due 01/15/16	557,200
	175,000	C, S	Denbury Resources, Inc., 7.500%, due 12/15/15	179,813
	490,000	C, S	Enterprise Products Operating LP, 8.375%, due 08/01/66	477,647
	265,000	C, L	Forest Oil Corp., 7.750%, due 05/01/14	273,613
	256,832	@@, #, C	Gazprom International SA, 7.201%, due 02/01/20	262,610
	1,830,000	@@, #, C	Gazprom OAO, 7.288%, due 08/16/37	1,678,385
	255,000	C	Newfield Exploration Co., 6.625%, due 09/01/14	252,450
	1,430,000	@@, C, L	Petrobras International Finance Co., 5.875%, due 03/01/18	1,383,591
	190,000	C	Pride International, Inc., 7.375%, due 07/15/14	198,550
	270,000	C	Quicksilver Resources, Inc., 7.125%, due 04/01/16	261,900
	25,000	C	Range Resources Corp., 6.375%, due 03/15/15	24,625
	100,000	C, S	Range Resources Corp., 7.500%, due 05/15/16	103,000
	325,000	C	Sabine Pass LNG LP, 7.250%, due 11/30/13	315,250
	245,000	C	Sabine Pass LNG LP, 7.500%, due 11/30/16	237,650
	110,000	#, C	Southwestern Energy Co., 7.500%, due 02/01/18	114,400
	572,000	@@, #	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	548,605
	340,000	C, S	Tesoro Corp., 6.625%, due 11/01/15	316,200
				7,324,202
			Oil & Gas Services: 0.1%
	255,000	#, C	Helix Energy Solutions Group, Inc., 9.500%, due 01/15/16	256,275
	255,000	#, C, L	Key Energy Services, Inc., 8.375%, due 12/01/14	255,638
				511,913

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

	Principal Amount			Value
			Packaging & Containers: 0.4%
$470,000		C, S, L	Berry Plastics Holding Corp., 8.875%, due 09/15/14	$412,425
	380,000	C, L	Crown Americas, LLC and Crown Americas Capital Corp., 7.750%, due 11/15/15	392,350
	400,000	C, L	Graham Packaging Co., Inc., 9.875%, due 10/15/14	338,000
	400,000	C, L	Graphic Packaging International Corp., 8.500%, due 08/15/11	395,000
	295,000	@@, C, L	Vitro SAB de CV, 8.625%, due 02/01/12	273,613
	505,000	@@, C	Vitro SAB de CV, 9.125%, due 02/01/17	421,675
				2,233,063
			Pharmaceuticals: 0.0%
	75,000	C	Omnicare, Inc., 6.750%, due 12/15/13	67,313
	90,000	C, L	Omnicare, Inc., 6.875%, due 12/15/15	78,750
				146,063
			Pipelines: 0.2%
	285,000	C, S, L	Atlas Pipeline Partners LP, 8.125%, due 12/15/15	291,413
	130	#, C	Kern River Funding Corp., 4.893%, due 04/30/18	132
	489,000	C, S	Kinder Morgan Energy Partners LP, 7.300%, due 08/15/33	500,658
	35,000	C	Pacific Energy Partners LP, 6.250%, due 09/15/15	34,838
	475,000	C	Williams Cos., Inc., 8.125%, due 03/15/12	521,313
				1,348,354
			Real Estate: 0.1%
	300,000	L	Felcor Lodging LP, 8.500%, due 06/01/11	295,500
	260,000	C	Host Marriott LP, 6.375%, due 03/15/15	243,100
	295,000		iStar Financial, Inc., 3.260%, due 03/16/09	263,185
				801,785
			Regional(state/provnc): 1.0%
MYR	1,920,000	@@, I	Johor Corp., 1.000%, due 07/31/12	624,264
AUD	5,300,000	@@	New South Wales Treasury Corp., 6.000%, due 10/01/09	4,778,743
AUD	525,000	@@	New South Wales Treasury Corp., 7.000%, due 12/01/10	481,731
$375,000		@@, #	Provincia Del Neuquen Titulo Provincial, 8.656%, due 10/18/14	366,563
AUD	270,000	@@	Queensland Treasury Corp., 6.000%, due 07/14/09	244,237
				6,495,538
			Retail: 0.1%
$365,000		C, S	Albertson’s, Inc., 8.000%, due 05/01/31	349,765
	435,000	C, L	Claire’s Stores, Inc., 10.500%, due 06/01/17	193,575
	110,000		Dillard’s, Inc., 6.625%, due 11/15/08	110,275
	5,000	C, L	GSC Holdings Corp., 8.000%, due 10/01/12	5,313
	200,000	C	Quiksilver, Inc., 6.875%, due 04/15/15	162,000
				820,928
			Software: 0.1%
	455,000	C	Fiserv, Inc., 6.125%, due 11/20/12	469,354
				469,354
			Telecommunications: 1.0%
MXN	8,400,000	@@	America Movil SAB de CV, 8.460%, due 12/18/36	784,099
$50,000		C, S	American Tower Corp., 7.125%, due 10/15/12	51,375
	355,000	C, S	American Tower Corp., 7.500%, due 05/01/12	364,763
	705,000	C, S	Citizens Communications Co., 6.250%, due 01/15/13	641,550
	320,000	#, C	Fairpoint Communications, Inc., 13.125%, due 04/01/18	308,800
	1,650,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	1,271,370
	80,000	@@, C	NTL Cable PLC, 8.750%, due 04/15/14	72,200
	380,000	@@, C, L	NTL Cable PLC, 9.125%, due 08/15/16	342,000
	615,000	C	Qwest Corp., 8.875%, due 03/15/12	630,375
	400,000	C, I	Rural Cellular Corp., 9.875%, due 02/01/10	413,000
	445,000	C, L	Sprint Capital Corp., 8.750%, due 03/15/32	376,866
PEN	1,194,600	@@, #	Telefonica del Peru SAA, 8.000%, due 04/11/16	460,415
$140,000		C	West Corp., 9.500%, due 10/15/14	126,000
	395,000	C	Windstream Corp., 8.125%, due 08/01/13	390,063
	260,000	C	Windstream Corp., 8.625%, due 08/01/16	256,750
				6,489,626
			Textiles: 0.0%
	140,000	#, C	Invista, 9.250%, due 05/01/12	143,850
				143,850
			Transportation: 0.2%
	480,000	#, C, I	Panama Canal Railway Co., 7.000%, due 11/01/26	441,600
	870,000	@@, #, C	TGI International Ltd., 9.500%, due 10/03/17	902,625
				1,344,225
			Trucking & Leasing: 0.0%
	170,000	C	Greenbrier Cos., Inc., 8.375%, due 05/15/15	160,650
				160,650
			Total Corporate Bonds/Notes
			(Cost $109,737,415)	106,615,470
U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.4%
			Federal Home Loan Mortgage Corporation: 3.8%
	283,659	C, S	3.268%, due 02/15/29	285,316
	757,142	C, S	3.300%, due 11/15/26	754,184
	483,953	C, S	3.318%, due 01/15/33	473,269
	545,218	C, S, ^	3.333%, due 07/15/25	46,036
	241,409	C, S, ^	3.333%, due 02/15/26	20,796
	785,108	C, S, ^	3.333%, due 07/15/35	66,817
	71,813	C, S	3.500%, due 10/15/22	71,775
	162,713	C, S	3.500%, due 09/15/25	162,450
	143,197	C, S	3.768%, due 08/15/31	144,598
	117,151	C, S	3.768%, due 02/15/32	116,308
	697,740	C, S	3.798%, due 02/15/32	692,498
	235,845	C, S	3.818%, due 02/15/32	238,143
	215,162	C, S	3.818%, due 03/15/32	217,283
	79,046	C, S	4.000%, due 05/15/24	79,174
	282,924	S, ^	4.433%, due 04/15/33	23,503
	442,974	S	4.500%, due 02/01/18	443,232
	835,687		4.500%, due 05/01/19	833,794
	197,809	S	4.500%, due 02/01/20	197,071
	3,350,000	S	4.625%, due 10/25/12	3,557,680
	689,121	C, S, ^	4.833%, due 03/15/29	66,871
	763,113	C, S, ^	4.883%, due 03/15/29	78,134
	45,017	S	5.000%, due 01/01/20	45,577
	314,922	S	5.000%, due 02/01/20	318,834
	764,000	C, S	5.000%, due 09/15/23	762,520
	239,526	C, S	5.000%, due 04/15/24	242,328
	601,934	S	5.000%, due 08/01/33	597,851
	860,000	C, S	5.000%, due 02/15/34	812,357
	870,000	C, S	5.000%, due 11/15/34	817,603
	154,671	S	5.000%, due 12/01/34	153,622
	927,000	C, S	5.000%, due 02/15/35	869,210
	620,000		5.250%, due 05/21/09	640,836
	230,538	S	5.500%, due 01/01/18	236,482
	509,904	C, S	5.500%, due 11/15/25	518,970
	410,989	S	5.500%, due 12/01/32	416,632

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$429,260	S	5.500%, due 12/01/34	$434,605
535,209	S	6.000%, due 04/01/17	552,073
198,527	C, S	6.000%, due 05/15/17	209,171
866,228	S	6.000%, due 09/01/24	894,037
343,465	C, S	6.000%, due 05/15/31	350,232
96,262	S, ^	6.000%, due 12/01/31	22,601
170,028	S, ^	6.000%, due 12/15/32	32,314
141,178	S	6.000%, due 03/01/33	145,684
282,356	S, ^	6.000%, due 03/01/33	62,025
225,402	S	6.000%, due 02/01/34	232,030
936,222	C, S, ^	6.133%, due 08/15/29	109,200
57,973	S	6.500%, due 04/01/18	60,817
332,786	S	6.500%, due 04/01/21	349,258
112,365	S	6.500%, due 02/01/22	117,404
116,136	S	6.500%, due 09/01/22	121,344
1,530,504	C, S	6.500%, due 12/15/23	1,623,873
209,643	C, S	6.500%, due 04/15/28	219,864
79,609	C, S	6.500%, due 06/15/31	83,730
800,606	C, S	6.500%, due 02/15/32	842,355
362,927	C, S	6.500%, due 06/15/32	383,609
34,622	S	6.500%, due 08/01/32	36,212
110,225	S	6.500%, due 07/01/34	114,751
370,018	C, S	6.750%, due 02/15/24	397,590
490,239	C, S	7.000%, due 09/15/26	519,442
82,022	C, S, ^	7.000%, due 03/15/28	17,946
479,194	C, S, ^	7.000%, due 04/15/28	111,560
413,331	C, S	7.500%, due 09/15/22	445,546
108,616	C, S	14.052%, due 06/15/34	129,679
181,626	C, S	14.419%, due 08/15/35	219,644
			23,840,350
		Federal National Mortgage Association: 14.9%
43,624	S	2.999%, due 11/25/33	43,578
131,694	S	3.000%, due 04/25/13	131,449
38,156	S	3.000%, due 06/25/22	38,061
1,340,716	S	3.099%, due 12/25/31	1,317,806
3,595,000	L	3.250%, due 04/09/13	3,594,727
83,547	S	3.275%, due 10/18/32	81,805
2,708,950	S, ^	3.451%, due 10/25/35	194,863
263,441	S	3.599%, due 12/25/31	259,856
166,257	S	3.599%, due 04/25/32	164,819
348,924	S	3.599%, due 09/25/32	343,301
348,849	S	3.599%, due 09/25/32	352,459
348,896	S	3.599%, due 12/25/32	352,375
795,442	S, ^	3.871%, due 08/25/36	82,694
181,458	S	4.000%, due 03/25/25	181,727
3,751,636	^	4.001%, due 06/25/36	386,299
392,621	S, ^	4.101%, due 05/25/35	32,768
733,315	S, ^	4.101%, due 10/25/35	62,728
660,657	S, ^	4.101%, due 12/25/35	60,267
150,604	S, ^	4.101%, due 12/25/36	13,553
345,676	S, ^	4.151%, due 08/25/25	34,478
140,235	S, ^	4.151%, due 05/25/35	12,433
640,000	S	4.500%, due 11/25/14	647,798
770,000	S	4.500%, due 05/25/15	779,465
1,312,724	S	4.500%, due 09/01/18	1,312,437
270,098		4.500%, due 01/01/19	270,039
93,438	S	4.500%, due 03/01/19	93,417
858,091		4.500%, due 11/01/19	857,260
320,409	S	4.500%, due 02/01/20	319,964
1,345,792		4.500%, due 06/01/20	1,343,925
541,917		4.500%, due 08/01/20	541,799
332,501	S	4.500%, due 07/25/24	333,581
400,000	S	4.500%, due 08/25/25	393,132
1,506,840	S, ^	4.601%, due 05/25/36	172,007
655,012	S, ^	4.631%, due 09/25/36	60,267
363,249	S	5.000%, due 12/01/17	368,724
1,582,427		5.000%, due 12/01/17	1,606,279
229,273		5.000%, due 02/01/18	232,558
203,573		5.000%, due 03/01/18	206,490
466,564	S	5.000%, due 03/01/18	473,249
187,996		5.000%, due 03/01/18	190,690
240,348		5.000%, due 04/01/18	243,792
487,553	S	5.000%, due 04/01/18	494,539
86,895		5.000%, due 06/01/18	88,140
128,641	S	5.000%, due 06/01/18	130,484
237,217	S	5.000%, due 07/01/18	240,793
313,633	S	5.000%, due 11/01/18	318,128
520,109	S	5.000%, due 08/01/19	526,935
966,949		5.000%, due 09/01/20	981,945
280,000	W	5.000%, due 04/15/21	282,669
179,836		5.000%, due 12/01/32	178,642
794,372	S	5.000%, due 06/01/33	788,559
237,839	S	5.000%, due 07/01/33	236,098
449,776		5.000%, due 08/01/33	446,484
5,110,775		5.000%, due 11/01/33	5,073,372
1,971,962		5.000%, due 08/01/34	1,953,765
310,028		5.000%, due 09/01/35	307,760
3,256,000		5.000%, due 04/01/37	3,222,932
2,809,033	^	5.031%, due 03/25/23	317,832
1,099,014	S, ^	5.151%, due 07/25/31	119,982
585,368	S, ^	5.151%, due 02/25/32	62,496
3,797,025		5.293%, due 10/01/36	3,883,953
245,107	S, ^	5.351%, due 07/25/32	28,036
140,000	W	5.500%, due 04/15/19	142,909
299,174	S	5.500%, due 09/01/19	306,576
698,000	S	5.500%, due 03/25/23	719,033
992,000	S	5.500%, due 04/25/23	1,015,069
385,114	S	5.500%, due 09/01/24	392,071
160,000	S	5.500%, due 11/25/25	164,917
919,821	S	5.500%, due 08/25/26	935,016
387,742	S	5.500%, due 12/25/26	396,887
459,575	S	5.500%, due 08/25/27	470,261
3,993,211	S	5.500%, due 01/01/33	4,047,153
580,340	S	5.500%, due 02/01/33	588,179
205,070		5.500%, due 02/01/33	207,840
4,138,502	S	5.500%, due 02/01/33	4,194,407
165,393	S	5.500%, due 03/01/33	167,528

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

	Principal Amount			Value
			Federal National Mortgage Association (continued)
$475,367		S, ^	5.500%, due 05/01/33	$105,122
	2,011,340		5.500%, due 06/01/33	2,037,916
	1,483,671	S, ^	5.500%, due 06/25/33	275,728
	1,606,733	S	5.500%, due 07/01/33	1,627,475
	1,872,502		5.500%, due 07/01/33	1,896,674
	711,464	S, ^	5.500%, due 07/01/33	151,052
	2,193,025	S	5.500%, due 08/01/33	2,221,335
	226,005	S	5.500%, due 11/01/33	228,923
	137,735	S	5.500%, due 12/01/33	139,513
	274,023	S	5.500%, due 02/01/34	277,359
	176,335		5.500%, due 11/01/34	178,481
	15,659,000	W	5.500%, due 04/01/38	15,808,246
	851,017	S, ^	5.501%, due 12/25/33	123,010
	143,067	S, ^	5.651%, due 02/25/33	16,602
	199,947	S	6.000%, due 03/25/17	210,457
	278,861	S	6.000%, due 06/01/17	287,866
	2,864,000		6.000%, due 04/01/18	2,947,683
	330,430		6.000%, due 12/01/18	341,118
	179,590		6.000%, due 05/01/21	185,051
	610,000	S	6.000%, due 04/25/23	623,463
	630,563	S	6.000%, due 07/01/24	649,982
	89,470		6.000%, due 09/01/24	92,225
	410,580	S	6.000%, due 12/01/28	424,347
	802,035		6.000%, due 11/01/29	829,128
	286,312	S	6.000%, due 01/25/32	296,729
	894,437	S	6.000%, due 09/01/32	922,015
	189,341	S	6.000%, due 11/01/32	195,385
	402,706	S, ^	6.000%, due 02/01/33	86,473
	414,914	S, ^	6.000%, due 03/01/33	89,650
	678,711	S	6.000%, due 04/01/33	698,907
	1,160,962	S	6.000%, due 10/01/33	1,196,759
	327,463	S, ^	6.000%, due 10/01/33	72,735
	608,424	S, ^	6.000%, due 12/01/33	135,059
	99,000		6.000%, due 04/01/34	101,429
	757,769	S, ^	6.000%, due 08/01/35	148,857
	283,517	S, ^	6.000%, due 09/01/35	60,517
	96,038		6.500%, due 05/01/17	100,706
	458,492	S	6.500%, due 06/01/17	481,312
	326,704	S	6.500%, due 10/25/28	344,743
	254,755		6.500%, due 11/01/28	266,461
	130,146	S	6.500%, due 12/01/28	136,126
	119,141	S	6.500%, due 04/25/29	126,131
	209,756	S	6.500%, due 11/25/29	218,248
	715,963		6.500%, due 12/01/29	749,367
	401,480	S	6.500%, due 09/25/30	423,663
	220,764	S	6.500%, due 04/01/31	230,908
	223,645	S	6.500%, due 10/25/31	238,319
	106,850	S	6.500%, due 01/25/32	112,853
	1,382,639	S, ^	6.500%, due 02/01/32	289,616
	255,297	S	6.500%, due 04/25/32	268,807
	29,534	S	7.000%, due 09/01/14	31,042
	102,000	S	7.000%, due 11/01/17	107,209
	193,762	S, ^	7.000%, due 02/01/28	47,782
	124,438		7.000%, due 01/01/30	132,512
	640,445		7.000%, due 12/01/32	682,050
	258,685	S, ^	7.000%, due 03/25/33	56,593
	302,729		7.000%, due 04/01/33	322,370
	208,241	S, ^	7.000%, due 04/25/33	35,131
	582,234		7.000%, due 04/01/34	620,107
	269,708	S, ^	7.500%, due 01/01/24	66,779
	145,313		7.500%, due 09/01/32	157,166
	338,827		7.500%, due 01/01/33	366,706
	171,072	S	10.378%, due 05/25/35	186,692
	278,913	S	14.671%, due 06/25/36	329,500
	242,647	S	14.671%, due 06/25/36	275,491
	167,550	S	15.038%, due 03/25/36	198,011
				94,905,981
			Government National Mortgage Association: 0.5%
	429,855		5.000%, due 04/15/34	430,608
	305,432		5.500%, due 04/15/33	312,281
	68,025		5.500%, due 07/15/33	69,550
	137,110		5.500%, due 04/15/34	140,127
	331,197		6.000%, due 10/20/34	342,451
	622,306	C	6.500%, due 12/16/31	654,903
	106,065		6.500%, due 02/20/35	110,573
	227,010	C	8.000%, due 01/16/30	248,690
	908,795	C	8.000%, due 02/16/30	998,464
				3,307,647
			Other U.S. Agency Obligations: 0.2%
	2,233,000	S, L, Z	Resolution Funding Corp., 5.930%, due 01/15/21	1,262,101
				1,262,101
			Total U.S. Government Agency Obligations
			(Cost $120,131,740)	123,316,079
U.S. TREASURY OBLIGATIONS: 0.2%
			U.S. Treasury Bonds: 0.2%
	55,000	L	4.500%, due 02/15/36	56,835
	310,000		5.375%, due 02/15/31	358,632
NGN	85,700,000	@@	9.350%, due 08/31/17	726,329
				1,141,796
			U.S. Treasury Notes: 0.0%
NGN	40,200,000	@@	9.500%, due 02/23/12	343,399
				343,399
			Total U.S. Treasury Obligations
			(Cost $1,412,386)	1,485,195
ASSET-BACKED SECURITIES: 1.3%
			Automobile Asset-Backed Securities: 0.2%
	6,667	#, C, S	AESOP Funding II, LLC, 2.596%, due 04/20/09	6,654
	15,618	C, S	BMW Vehicle Owner Trust, 5.300%, due 05/26/09	15,618
	1,210,000	C, S	Capital One Prime Auto Receivables Trust, 2.838%, due 04/15/11	1,202,333
	4,103	C, S	Daimler Chrysler Auto Trust, 5.250%, due 05/08/09	4,105
	150,000	@@, #, C, I	Taganka Car Loan Finance PLC, 6.161%, due 11/14/13	138,975
				1,367,685

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

	Principal Amount			Value
			Home Equity Asset-Backed Securities: 0.3%
	$84,391	C, S	ACE Securities Corp., 2.779%, due 11/25/35	$82,895
	130,000	C, S	Ameriquest Mortgage Securities, Inc., 2.699%, due 10/25/36	121,428
	226,496	C, S	Argent Securities, Inc., 3.079%, due 05/25/34	199,257
	243,852	C, S	Centex Home Equity, 2.699%, due 06/25/36	236,088
	91,316	C	HFC Home Equity Loan Asset-Backed Certificates, 2.796%, due 01/20/35	76,862
	90,000	C	Household Home Equity Loan Trust, 2.646%, due 03/20/36	79,817
	310,000	C	MASTR Asset-Backed Securities Trust, 2.699%, due 08/25/36	278,058
	330,000	C	Option One Mortgage Loan Trust, 2.699%, due 07/25/36	306,062
	240,000	C	Residential Asset Securities Corp., 2.699%, due 09/25/36	232,590
				1,613,057
			Other Asset-Backed Securities: 0.8%
	200,000	C, S	Argent Securities, Inc., 2.699%, due 06/25/36	189,183
	90,626	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 3.159%, due 02/25/33	89,277
	140,000	C	Citigroup Mortgage Loan Trust, Inc., 2.699%, due 10/25/36	126,885
	53,608	C, S	Citigroup Mortgage Loan Trust, Inc., 5.536%, due 03/25/36	53,992
	244,610	C, S	Countrywide Asset-Backed Certificates, 2.629%, due 01/25/46	239,558
	230,000	C, S	Countrywide Asset-Backed Certificates, 2.719%, due 06/25/37	198,444
	15,148	C, S	Countrywide Asset-Backed Certificates, 2.799%, due 05/25/36	15,043
	60,000	C, S	Countrywide Asset-Backed Certificates, 5.363%, due 05/25/36	57,807
	370,000	C, S	Countrywide Asset-Backed Certificates, 5.382%, due 05/25/36	352,224
	22,201	C	First Franklin Mortgage Loan Asset-Backed Certificates, 2.649%, due 04/25/36	21,963
	190,000	C	First Franklin Mortgage Loan Asset-Backed Certificates, 2.689%, due 07/25/36	174,282
	100,000	C	First Franklin Mortgage Loan Asset-Backed Certificates, 2.709%, due 06/25/36	92,104
	226,388	C, S	First Franklin Mortgage Loan Asset-Backed Certificates, 2.809%, due 11/25/35	223,810
	1,110,000	@@, #, C, I	ICE EM CLO, 4.654%, due 08/15/22	809,967
	930,000	@@, #, C	ICE EM CLO, 5.954%, due 08/15/22	678,621
	930,000	@@, #, C, I	ICE EM CLO, 7.954%, due 08/15/22	708,660
	65,192	C	Lehman XS Trust, 5.180%, due 08/25/35	65,501
	100,000	C	Popular Mortgage Pass-through Trust, 5.680%, due 01/25/36	99,751
	35,691	C	Residential Asset Mortgage Products, Inc., 2.679%, due 07/25/36	35,046
	175,196	C	Specialty Underwriting & Residential Finance, 2.849%, due 06/25/36	173,028
	320,000	@@, #, I	Start CLO Ltd., 20.000%, due 06/07/11	281,600
	7,982	C	Structured Asset Investment Loan Trust, 2.659%, due 04/25/36	7,937
	11,418	C	Structured Asset Securities Corp., 5.180%, due 03/25/35	11,433
	190,000	C	Wells Fargo Home Equity Trust, 2.699%, due 07/25/36	180,363
				4,886,479
			Total Asset-Backed Securities
			(Cost $8,792,534)	7,867,221
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.0%
	290,000	C, S	Banc of America Commercial Mortgage, Inc., 4.501%, due 07/10/43	285,475
	400,000	C, S	Banc of America Commercial Mortgage, Inc., 5.317%, due 09/10/47	393,256
	515,294	C, S	Banc of America Mortgage Securities, Inc., 4.350%, due 06/25/33	514,418
	613,670	C, S	Chase Mortgage Finance Corp., 4.571%, due 02/25/37	583,467
	670,000	C	Chase Mortgage Finance Corp., 6.000%, due 11/25/36	610,244
	66,621	C	Chaseflex Trust, 2.699%, due 09/25/36	64,412
	1,408,043	C	Citigroup Mortgage Loan Trust, Inc., 5.201%, due 08/25/35	1,249,602
	1,641,836	C	Citigroup Mortgage Loan Trust, Inc., 5.527%, due 03/25/36	1,575,986
	1,350,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, due 12/11/49	1,315,775
	380,002	C, S	Citimortgage Alternative Loan Trust, 3.056%, due 10/25/36	278,480
	397,042	C, S	Citimortgage Alternative Loan Trust, 5.250%, due 03/25/21	393,453
	621,318	C	Countrywide Alternative Loan Trust, 5.500%, due 11/25/35	586,305
	547,426	C	Countrywide Alternative Loan Trust, 5.500%, due 12/25/35	516,573
	1,046,327	C, S	Countrywide Alternative Loan Trust, 5.500%, due 05/25/37	975,368
	305,167	C, S	Countrywide Alternative Loan Trust, 6.500%, due 08/25/32	270,638
	609,676	C	Countrywide Home Loan Mortgage Pass-Through Trust, 5.700%, due 06/25/47	604,449
	875,827	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 4.124%, due 01/19/34	889,597
	243,774	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.496%, due 01/25/36	225,626
	540,000	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 09/25/35	498,526
	310,000	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 11/25/35	268,539
	727,150	C	Countrywide Home Loans, 5.946%, due 09/25/47	501,734
	188,272	C	Countrywide Home Loans, 6.017%, due 09/25/37	129,908
	460,100	C	Countrywide Home Loans, 6.216%, due 09/25/37	317,469
	107,711	C, S	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 5.961%, due 06/25/36	106,700
	415,347	C, S	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 6.005%, due 10/25/36	399,548
	35,204	C, S	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 6.360%, due 07/25/36	34,694
	224,329	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	224,787
	3,966,308	^	Fannie Mae, 3.971%, due 06/25/36	402,769
	222,568	C	First Horizon Alternative Mortgage Securities, 5.500%, due 04/25/37	215,934
	34,096	C	First Union-Lehman Brothers-Bank of America, 6.560%, due 11/18/35	34,007
	170,000	C	GE Capital Commercial Mortgage Corp., 4.853%, due 07/10/45	168,606
	233,000	C	GMAC Commercial Mortgage Securities, Inc., 7.093%, due 05/15/30	230,093
	80,000	C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	78,968
	408,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	405,853
	962,000	C	Greenwich Capital Commercial Funding Corp., 5.381%, due 03/10/39	943,396
	1,200,000	C	GS Mortgage Securities Corp. II, 5.479%, due 11/10/39	1,187,320
	631,361	C	GSR Mortgage Loan Trust, 5.834%, due 03/25/37	612,250
	2,143,325	C	GSR Mortgage Loan Trust, 5.999%, due 03/25/37	2,041,172
	70,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.575%, due 07/15/42	68,984
	240,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.790%, due 10/15/42	237,204
	490,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.305%, due 01/15/49	477,991
	770,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.804%, due 06/15/49	766,007
	1,111,293	C	JPMorgan Mortgage Trust, 5.301%, due 07/25/35	1,073,012
	200,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	198,754
	1,140,000	C	LB-UBS Commercial Mortgage Trust, 5.318%, due 02/15/40	1,116,697
	34,652	C	MASTR Alternative Loans Trust, 6.000%, due 07/25/34	31,962
	1,009,993	C	MASTR Asset Securitization Trust, 3.049%, due 10/25/36	924,732
	549,477	C, I	MLCC Mortgage Investors, Inc., 5.861%, due 09/25/37	532,992
	871,368	C	MLCC Mortgage Investors, Inc., 6.085%, due 10/25/36	835,979
	78,850	C	Nomura Asset Securities Corp., 6.590%, due 03/15/30	79,023
EUR	267,588	@@, I	Piazza Vittoria Finance Srl, 4.679%, due 07/20/10	422,456
	$96,961	C	Residential Accredit Loans, Inc., 5.750%, due 01/25/33	94,506
	869,603	C	Residential Accredit Loans, Inc., 5.750%, due 04/25/37	835,027
	137,475	C	Residential Accredit Loans, Inc., 6.000%, due 05/25/36	137,605
	221,955	C	Residential Accredit Loans, Inc., 6.000%, due 09/25/36	220,506
	600,000	C	Residential Asset Securitization Trust, 5.500%, due 12/25/35	503,597
	279,145	C	Residential Asset Securitization Trust, 6.000%, due 09/25/36	277,220
	147,623	C	Wachovia Bank Commercial Mortgage Trust, 4.782%, due 03/15/42	146,633
	296,000	C	Wachovia Bank Commercial Mortgage Trust, 5.275%, due 11/15/48	290,286
	341,307	C	Washington Mutual Mortgage Pass-through Certificates, 4.039%, due 09/25/33	324,690
	691,501	C	Washington Mutual Mortgage Pass-through Certificates, 5.056%, due 12/25/35	672,941
	1,916,069	C	Washington Mutual Mortgage Pass-through Certificates, 5.497%, due 09/25/36	1,821,273
	1,240,547	C	Washington Mutual Mortgage Pass-through Certificates, 5.884%, due 08/25/46	1,191,165
	627,470	C	Wells Fargo Mortgage-Backed Securities Trust, 3.835%, due 10/25/34	630,523
	1,587,248	C	Wells Fargo Mortgage-Backed Securities Trust, 4.523%, due 04/25/35	1,484,080
	464,575	C	Wells Fargo Mortgage-Backed Securities Trust, 4.943%, due 10/25/35	471,185

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$465,959		C	Wells Fargo Mortgage-Backed Securities Trust, 5.241%, due 04/25/36	$431,012
309,558		C	Wells Fargo Mortgage-Backed Securities Trust, 5.597%, due 07/25/36	290,984
320,395		C	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 10/25/36	320,843
1,028,742		C	Wells Fargo Mortgage-Backed Securities Trust, 6.100%, due 09/25/36	1,014,050
			Total Collateralized Mortgage Obligations
			(Cost $38,224,525)	38,059,316
OTHER BONDS: 23.9%
			Foreign Government Bonds: 23.9%
EGP	1,710,000	#, I	Arab Republic of Egypt, 8.750%, due 07/18/12	320,924
$1,290,000			Argentina Government International Bond, 1.318%, due 12/15/35	155,445
836,250			Argentina Government International Bond, 3.092%, due 08/03/12	714,150
2,026,000			Argentina Government International Bond, 7.000%, due 03/28/11	1,836,063
250,000			Argentina Government International Bond, 7.000%, due 09/12/13	204,688
150,000			Argentina Government International Bond, 7.000%, due 10/03/15	115,125
EUR	895,000	#	Austria Government International Bond, 4.000%, due 09/15/16	1,411,492
EUR	830,000		Belgium Government International Bond, 5.000%, due 03/28/35	1,348,148
$4,565,000			Brazil Government International Bond, 8.000%, due 01/15/18	5,120,789
$1,425,000			Brazil Government International Bond, 8.875%, due 10/14/19	1,763,438
BRL	3,300,000	Z	Brazil Letras Tesouro Nacional, 11.300%, due 07/01/08	1,830,732
BRL	1,867,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12	990,850
BRL	3,645,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	1,786,303
EUR	895,000		Bundesrepub. Deutschland, 4.250%, due 07/04/17	1,452,789
EUR	7,125,000		Bundesrepublik Deutschland, 4.000%, due 01/04/37	10,280,074
CAD	3,025,000	L	Canadian Government International Bond, 3.750%, due 06/01/12	3,044,303
CAD	2,960,000		Canadian Government International Bond, 4.250%, due 12/01/09	2,961,298
$80,000			Colombia Government International Bond, 10.750%, due 01/15/13	99,280
303,000			Costa Rica Government International Bond, 9.995%, due 08/01/20	395,415
710,000		C, S	Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 8.400%, due 02/09/16	692,250
DKK	1,720,000		Denmark Government International Bond, 4.000%, due 08/15/08	363,826
DKK	1,635,000		Denmark Government International Bond, 4.000%, due 11/15/10	347,517
DKK	1,190,000		Denmark Government International Bond, 4.000%, due 11/15/15	251,362
DKK	430,000		Denmark Government International Bond, 7.000%, due 11/10/24	117,606
EUR	4,320,000		Deutsche Bundesrepublik, 3.750%, due 07/04/13	6,869,585
$213,130			Dominican Republic, 9.040%, due 01/23/18	228,130
253,603		#	Dominican Republic International Bond, 9.500%, due 09/27/11	266,917
810,000		#, S	El Salvador Government International Bond, 7.650%, due 06/15/35	862,650
1,260,000		C, I	Federative Republic of Brazil, 6.000%, due 01/17/17	1,287,720
EUR	3,605,000		France Government International Bond OAT, 3.250%, due 04/25/16	5,399,680
EUR	2,725,000		France Government International Bond OAT, 4.000%, due 10/25/38	3,845,029
EUR	4,435,000		French Treasury Note, 3.750%, due 01/12/13	6,990,651
EUR	1,730,000		French Treasury Note BTAN, 4.500%, due 07/12/12	2,808,237
EUR	1,930,000		Hellenic Republic Government International Bond, 4.600%, due 05/20/13	3,104,655
$930,000		#, L	Indonesia Government International Bond, 6.750%, due 03/10/14	978,825
620,000		#, L	Indonesia Government International Bond, 6.875%, due 01/17/18	652,550
555,000		#	Indonesia Government International Bond, 7.250%, due 04/20/15	593,850
480,000		#, L	Indonesia Government International Bond, 8.500%, due 10/12/35	541,200
ILS	3,700,000		Israel Government International Bond, 7.500%, due 03/31/14	1,168,157
EUR	2,430,000		Italy Certificati di Credito del Tesoro, 4.200%, due 07/01/09	3,842,478
JPY	254,000,000		Japan Government 10-Year Bond, 1.700%, due 09/20/17	2,660,732
JPY	618,000,000		Japan Government International Bond, 0.800%, due 01/15/09	6,209,061
JPY	288,000,000		Japan Government International Bond, 0.900%, due 12/20/12	2,912,204
JPY	415,000,000		Japan Government International Bond, 2.300%, due 12/20/36	4,094,153
MYR	2,280,000		Malaysian Government International Bond, 4.720%, due 09/30/15	759,605
MXN	32,680,000		Mexican Bonos, 8.000%, due 12/24/08	3,084,453
MXN	18,760,000		Mexico Government International Bond, 8.000%, due 12/19/13	1,814,173
EUR	485,000		Netherlands Government International Bond, 4.500%, due 07/15/17	791,969
EUR	1,165,000		Netherlands Government International Bond, 5.000%, due 07/15/11	1,912,244
NGN	85,200,000		Nigeria Government International Bond, 9.230%, due 05/25/12	715,064
NGN	81,000,000		Nigeria Government International Bond, 9.500%, due 08/31/12	686,388
NGN	50,900,000		Nigeria Government International Bond, 11.990%, due 12/22/13	502,333
NGN	12,700,000		Nigeria Government International Bond, 12.500%, due 02/24/09	110,982
NGN	40,200,000		Nigeria Government International Bond, 12.740%, due 10/27/13	387,374
NGN	31,000,000		Nigeria Government International Bond, 12.990%, due 09/29/11	297,249
NGN	17,740,000		Nigeria Government International Bond, 13.500%, due 09/11/11	146,560
NGN	22,700,000		Nigeria Treasury Bond, 12.500%, due 07/31/09	203,673
NGN	17,600,000		Nigeria Treasury Bond, 15.000%, due 01/27/09	161,056
$400,000			Oriental Republic of Uruguay, 7.625%, due 03/21/36	407,000
265,000		L	Panama Government International Bond, 6.700%, due 01/26/36	270,963
435,000			Panama Government International Bond, 7.125%, due 01/29/26	471,975
1,914,000			Panama Government International Bond, 7.250%, due 03/15/15	2,105,400
450,000			Panama Government International Bond, 9.375%, due 04/01/29	594,000
PEN	3,800,000		Peru Bono Soberano, 7.840%, due 08/12/20	1,522,974
PEN	3,770,000		Peru Government International Bond, 8.600%, due 08/12/17	1,587,394
PEN	3,335,000		Peru Government International Bond, 9.910%, due 05/05/15	1,474,969
PEN	3,790,000		Peru Government International Bond, 12.250%, due 08/10/11	1,653,076
PEN	2,690,000	I	Peruvian Certificates of Deposit, Discount Note, due 05/02/08	968,123
PEN	3,860,000	Z	Peruvian Certificates of Deposit, 4.470%, due 01/05/09	1,357,998
PEN	1,630,000	Z	Peruvian Certificates of Deposit, 6.160%, due 11/06/08	571,847
PEN	970,000	Z	Peruvian Certificates of Deposit, 7.130%, due 05/16/08	349,923
$745,000			Philippine Government International Bond, 9.000%, due 02/15/13	874,481
PLN	2,650,000		Poland Government International Bond, 5.000%, due 10/24/13	1,131,446
PLN	635,000		Poland Government International Bond, 5.750%, due 09/23/22	279,567
$495,000		L	Republic of Colombia, 7.375%, due 09/18/37	532,125
585,000		L	Republic of Colombia, 8.125%, due 05/21/24	683,280
COP	3,183,000,000		Republic of Colombia, 12.000%, due 10/22/15	1,825,589
$500,000		#	Republic of Ghana, 8.500%, due 10/04/17	525,000
340,000			Republic of Guatemala, 10.250%, due 11/08/11	395,420
240,000		L	Republic of Panama, 8.875%, due 09/30/27	307,212
785,000			Republic of Turkey, 6.750%, due 04/03/18	783,038
1,665,000			Republic of Turkey, 7.000%, due 09/26/16	1,697,801
UYU	11,880,000		Republica Orient Uruguay, 5.000%, due 09/14/18	708,714
ILS	6,260,000		State of Israel, 5.500%, due 02/28/17	1,749,353
TRY	2,700,000	Z	Turkey Government International Bond, 19.110%, due 10/07/09	1,563,078
$400,000			Turkey Government International Bond, 7.250%, due 03/15/15	423,000
TRY	2,260,000		Turkey Government International Bond, 14.000%, due 01/19/11	1,577,749
TRY	4,655,000		Turkey Government International Bond, 16.000%, due 03/07/12	3,288,119
TRY	990,000	Z	Turkey Government International Bond, 17.570%, due 08/13/08	698,965
GBP	2,450,000		United Kingdom Gilt Bond, 5.750%, due 12/07/09	5,014,791
GBP	1,545,000		United Kingdom Gilt Bond, 6.000%, due 12/07/28	3,645,322
$660,000			United Mexican States, 8.375%, due 01/14/11	746,460
UYU	9,900,000		Uruguay Government International Bond, 4.250%, due 04/05/27	492,324
$1,085,000		L	Uruguay Government International Bond, 8.000%, due 11/18/22	1,166,375
930,000			Venezuela Government International Bond, 7.650%, due 04/21/25	748,650
2,150,000			Venezuela Government International Bond, 9.250%, due 09/15/27	2,047,875
720,000			Venezuela Government International Bond, 10.750%, due 09/19/13	736,200
			Total Other Bonds
			(Cost $143,505,702)	151,471,030

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
STRUCTURED PRODUCTS: 10.7%
EUR	250,000	@@, #	Aiolos Ltd. Floating Rate Catastrophe Linked Nts., 3-month EUR-EURIBOR +4.750%, 04/08/09	$404,241
$250,000		@@, #, S	Akibare Ltd. - Catastrophe Linked Class A Floating Rate Nts., 3-month USD LIBOR +2.950%, 05/22/12	253,025
250,000		@@, #	Calabash Re Ltd. Class A-1 Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +8.500%, 06/01/09	256,725
250,000		#, I	Cascadia Ltd. Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +3.125%, 06/13/08	249,825
250,000		#, I	Cat-Mex Ltd. Class A Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +2.350%, 05/19/09	247,050
300,000		@@, #	Champlain Ltd. Class A Floating Rate Catastrophe Linked Nts., 3-month US-LIBOR +12.750%, 01/7/09	308,070
915,243		@@, I	Citibank N.A. - Renins Nonlife Limited - Total Return Credit Linked Nts., 12.500%, 05/30/12	957,619
COP	410,000,000	@@	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 11.000%, 07/27/20	216,518
DOP	10,200,000	@@	Citigroup Funding Inc. - Dominican Republic Coupon Bearing Local Market Credit Linked Unsecured Notes, 15.000%, 03/12/12	289,262
DOP	8,200,000	@@	Citigroup Funding Inc. - Dominican Republic Local Market Credit Linked Unsecured Nts., 9.302%*, 5/12/08	238,384
DOP	3,430,000	@@	Citigroup Funding Inc. - Dominican Republic Local Market Credit Linked Unsecured Nts., 9.522%*, 05/12/08	99,714
DOP	8,200,000	@@	Citigroup Funding Inc. - Dominican Republic Local Market Unsecured Credit Linked Nts. (linked to Dominican Treasury Bills), 9.342%*, 08/11/08	230,941
DOP	5,800,000	@@	Citigroup Funding Inc. - Dominican Republic Local Market Unsecured Credit Linked Nts., 22.000%, 10/03/11	201,777
DOP	4,590,000	@@	Citigroup Funding Inc. - Dominican Republic Local Market Unsecured Credit Linked Nts., 9.850%*, 11/10/08	125,059
DOP	7,300,000	@@	Citigroup Funding Inc. - Dominican Republic Unsecured Credit Linked Nts., 12.047%*, 02/23/09	193,652
DOP	14,500,000	@@	Citigroup Funding Inc. - Dominican Republic Unsecured Credit Linked Nts., 13.182%*, 02/23/09	383,377
EGP	2,650,000	@@	Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 5.765%*, 02/05/09	453,743
EGP	1,900,000	@@	Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 6.089%*, 03/05/09	323,358
EGP	2,810,000	@@	Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 6.267%*, 03/26/09	476,074
EGP	2,820,000	@@	Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 6.529%*, 03/26/09	477,768
EGP	1,860,000	@@	Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.024%*, 07/10/08	334,409
EGP	2,220,000	@@	Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.449%*, 03/26/09	387,097
EGP	1,300,000	@@	Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.981%*, 04/07/09	219,916
EGP	2,620,000	@@	Citigroup Funding Inc. - Egypt T-Bill Unsecured Credit Linked Nts., 6.641%*, 02/17/09	447,245
GHS	610,000	@@, I	Citigroup Funding Inc. - Ghana (The Republic of) T-Bond Credit Linked Unsecured Nts. 13.500%, 04/02/10	620,221
NGN	96,000,000	@@	Citigroup Funding Inc. - Nigeria Unsecured Credit Linked Nts (linked to Nigerian Treasury Bonds), 14.500%, 03/01/11	927,255
NGN	69,000,000	@@, I	Citigroup Funding Inc. - Nigeria Unsecured Credit Linked Nts. (linked to Nigerian Treasury Bonds), 14.500%, 04/04/11	668,899
RUB	11,000,000	@@, I	Citigroup Funding Inc. - Russia Corporate Bond Unsecured Credit Linked Nts., Rusfinans Bank, 7.500%, 12/04/08	520,769
RUB	4,480,000	@@, I	Citigroup Funding Inc. - Russia Corporate Bond Unsecured Credit Linked Nts., Rusfinans Bank, 7.650%, 12/04/08	217,384
ZMK	265,000,000	@@	Citigroup Funding Inc. - Zambia T-Bill Unsecured Credit Linked Nts., 10.076%*, 11/26/08	67,873
ZMK	565,000,000	@@	Citigroup Funding Inc. - Zambia T-Bill Unsecured Credit Linked Nts., 10.717%*, 03/04/09	139,998
ZMK	565,000,000	@@	Citigroup Funding Inc. - Zambia T-Bill Unsecured Credit Linked Nts., 10.793%*, 02/25/09	140,270
UAH	300,000	@@	Citigroup Global Markets Holdings Inc. - Ukraine Currency Indexed Unsecured Credit Linked Nts., 11.940%, 01/02/10	64,059
$500,000		@@, #	Coriolanus Limited - Coriolanus Limited Pass-Through Emerging Markets Portfolio Credit Linked Nts., 10.620%, 09/10/10	360,250
COP	13,368,000,000	@@	Credit and Repackaged Securities Limited (“CARS”) - Republic of Colombia COP-Linked Medium Term Zero Coupon Credit Linked Nts., 10.476%*, 02/08/37	173,805
TRY	4,540,000	@@	Credit and Repackaged Securities Limited (“CARS”) - Republic of Turkey Medium Term Zero Coupon Credit Linked Nts., 14.802%*, 03/29/17	602,248
UAH	4,600,000	@@	Credit Suisse First Boston, Nassau - Ukraine Government International Bonds Credit Linked Nts., Series EMG 27, 11.940%, 12/30/09	981,950
UAH	400,000	@@	Credit Suisse First Boston, Nassau - Ukraine Series EMG 13 Credit Linked Nts., 11.940%, 12/30/09	85,387
UAH	1,440,000	@@	Credit Suisse First Boston, Nassau - Ukraine Series NPC 12 Credit Linked Nts., 11.940%, 12/30/09	307,393
UAH	995,000	@@	Credit Suisse International - Boryspil Airport Fully Funded Total Return Linked Nts., 10.000%, 04/19/10	204,319
RUB	7,800,000	@@, I	Credit Suisse International - FFS UES/FSK EES Fully Funded Total Return Linked Nts., 7.100%, 12/12/08	339,734
RUB	11,730,000	@@, I	Credit Suisse International - FSK EES Fully Funded Total Return Linked Nts., 8.25000%, 6/22/10	512,421
RUB	15,530,000	@@	Credit Suisse International - Gazprom Fully Funded Total Return Linked Nts., 6.790%, 10/29/09	673,446
RUB	15,230,000	@@	Credit Suisse International - Gazprom Fully Funded Total Return Linked Nts., 6.950%, 08/06/09	643,973
IDR	3,700,000,000	@@, I	Credit Suisse International - Indonesia (Republic of) Total Return Linked Nts., 12.000%, 09/16/11	424,228
RUB	12,330,000	@@, I	Credit Suisse International - Moitk Fully Funded Total Return Linked Nts., 8.990%, 03/26/11	503,509
RUB	21,800,000	@@, I	Credit Suisse International - Moscoblgaz-Finans RUR Total Return Linked Nts., 9.250%, 06/24/12	886,053
$830,000			Credit Suisse International - NJSC Naftogaz of Ukraine Fully Funded Credit Linked Nts. - Multiple LPN Reference Obligations, 6-month USD LIBOR + 5.000%, 01/20/09	816,222
RUB	24,380,000	@@, I	Credit Suisse International - Orenburgskaya IZHK Fully Funded Total Return Linked Nts., 9.240%, 02/21/12	975,351
RUB	10,610,000	@@, I	Credit Suisse International - Russian Railways Total Return Linked Bonds, 6.670%, 01/22/09	453,592
RUB	19,450,000	@@, I	Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Nts., 8.59%, 5/20/10	823,649
VND	3,048,000,000	@@, I	Credit Suisse International - Vietnam Shipbuilding Industry Group Total Return Credit Linked Nts., 10.500%, 01/19/17	184,942
ARS	1,090,000	@@, I	Deutsche Bank AG, London - Argentina Total Return Credit Linked Nts., 4.000%, 12/21/11	930,609
MXN	2,880,430	@@, I	Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.090%, 01/05/11	270,647
MXN	1,882,153	@@, I	Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.520%, 01/05/11	176,848
MXN	1,880,357	@@	Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.650%, 01/05/11	176,680
BRL	595,000	@@	Deutsche Bank AG, London - Brazil IPCA Total Return Linked Nts., 6.000%, 08/18/10	558,063
COP	457,000,000	@@	Deutsche Bank AG, London - Colombia (Republic of) Total Return Linked Nts., 13.500%, 09/16/14	270,460
RUB	10,900,000	@@	Deutsche Bank AG, London - Federalnaya Setevaya Kompaniya Edinoy Energe Total Return Linked Nts., 7.100%, 12/16/08	474,298
KZT	74,290,000	@@	Deutsche Bank AG, London - JSC Halyk Bank of Kazakhstan Total Return Linked Nts., 7.250%, 03/24/09	592,523
RUB	490,000	@@	Deutsche Bank AG, London - Moscow Region Total Return Linked Nts., 9.000%, 04/21/11	22,304
$493,153		@@, I	Deutsche Bank AG, London - Multiple Reference Entities, Credit Linked Nts., 6.000%, 09/07/12	493,153
NGN	19,500,000	@@	Deutsche Bank AG, London - Nigeria Total Return Credit Linked Nts., 12.500%, 02/27/09	171,771
NGN	26,000,000	@@	Deutsche Bank AG, London - Nigeria Total Return Credit Linked Nts., 15.000%, 01/30/09	235,958
$85,000		@@	Deutsche Bank AG, London - Peru Floating Rate Credit Linked Nts., 6-month USD-LIBOR +1.280%, 02/20/11	85,941
COP	1,520,000,000	@@	Deutsche Bank AG, London - Republic of Colombia Fully Funded Total Return Linked Nts., 11.000%, 07/28/20	802,369
RUB	12,840,000	@@	Deutsche Bank AG, London - Rosselkhozbank Total Return Credit Linked Notes, 7.948%*, 01/16/09	509,232
RUB	12,820,000	@@	Deutsche Bank AG, London - Rosselkhozbank Total Return Credit Linked Notes, 7.949%*, 01/15/09	508,318
RUB	6,800,000	@@	Deutsche Bank AG, London - Rosselkhozbank Total Return Creidt Linked Notes, 7.919%*, 03/20/09	265,638
RUB	15,780,000	@@	Deutsche Bank AG, London - Russian Railways Fully Funded Total Return Linked Nts., 6.670%, 01/26/09	671,594
RUB	20,720,000	@@	Deutsche Bank AG, London - Sberbank Total Return Credit Linked Nts., 7.375*, 05/05/09	803,920
RUB	8,290,000	@@	Deutsche Bank AG, London - Sberbank Total Return Linked Nts., 7.406%*, 05/07/09	319,183
EGP	2,500,000	@@	Deutsche Bank AG, London - Total Return Credit Linked Nts., The Republic of Egypt, 7.725%*, 09/16/08	447,024
$420,000		@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.400%, 08/25/10	412,003
420,000		@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.500%, 02/25/11	409,613
420,000		@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.600%, 08/25/11	406,354
420,000		@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.680%, 02/27/12	402,977
420,000		@@	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.750%, 08/28/12	400,130
157,867		@@	Deutsche Bank AG, Singapore - Indonesia Credit Linked Nts., 14.250%, 06/22/13	187,394
VND	7,600,000,000	@@, I	Deutsche Bank AG, Singapore - Vietnamese Bond Linked Fully Funded Total Return Linked Nts. (Vietnam Shipping Industry Group (Vinishin)), 9.000%, 04/20/17	429,299
RUB	7,890,000	@@	Dresdner Bank AG, London - Lukoil Credit Linked Nts., 7.100%, 12/12/11	371,022
$900,000		@@, #, I	Eirles Two Ltd. 324 - Floating Rate Credit Linked Nts., 6-month USD-LIBOR +3.200%, 04/20/12	666,000
505,000		@@	Emblem Finance Co. Limited - Swaziland Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.000%, 06/20/10	537,825
310,000		#	Eurus Ltd. Floating Rate Catastrophe Linked Nts., 3-month USD LIBOR +6.250%, 04/08/09	317,874
360,000		@@, #, I	Fhu-Jin Ltd. Class B Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +3.900%, 08/10/11	368,820
250,000		@@, #	Foundation Re II Ltd. Series 2006-I, Class G Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +9.800%, 01/08/09	247,575
250,000		@@, #, I	Foundation Re Ltd. Class A Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +4.100%, 11/24/08	244,450
450,000		@@, #	Fusion 2007 Ltd. Floating Rate Note, 3-month USD-LIBOR +6.000%, 05/19/09	450,608
300,000		@@, #	GlobeCat Ltd. - Catastrophe Linked Class A-1 Floating Rate Nts., 3-month USD-LIBOR +2.100%, 12/30/08	300,090
RUB	19,300,000	@@	Goldman Sachs Capital Markets LP - OJSC Russian Agricultural Bank Total Return Linked Nts., 8.000%, 05/13/09	836,146
$3,000,000		@@, #, I	Hallertau SPC 2007-01 Republic of Philippines Credit Linked Nts., 6-month USD-LIBOR +2.050%, 12/20/17	2,809,195
COP	6,500,000,000	@@	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.190%*, 01/05/16	1,386,605
COP	2,674,000,000	@@, I	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%*, 10/31/16	515,065
COP	2,663,000,000	@@, I	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%*, 10/31/16	512,946
ARS	1,565,000	@@	JPMorgan Chase Bank N.A. - Inflation Linked ARS and Brazil Credit Linked Nts., 2.731%*, 11/30/12	458,045
BRL	1,210,000	@@, I	JPMorgan Chase Bank N.A. - Multiple Entity First to Default Credit Linked Fixed Rate Bank Nts., 14.350%, 02/20/12	606,000
PEN	1,360,000	@@	JPMorgan Chase Bank N.A. - PEN and Peru Credit Linked Nts., 8.115%*, 09/02/15	288,734
BRL	405,000	@@, I	JPMorgan Chase Bank N.A., London - Brazil NTN-B Credit Linked Nts., 6.000%, 05/16/45	355,672
BRL	12,716,000	@@, I	JPMorgan Chase Bank N.A., London. - Brazil Unsecured Credit Linked Nts., 12.184%*, 01/02/15	3,093,368

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount					Value
STRUCTURED PRODUCTS (continued)
$1,500,000		@@, I	JSC Astana Finance - Guaranteed Senior Notes, 9.160%, 03/14/12		$1,374,593
$500,000		@@, #	Lakeside RE Ltd., Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +6.500%, 12/31/09		520,425
COP	392,000,000	@@, I	LatAm Walker Cayman Trust Series 2006-102 - COP and Colombia Credit Linked Nts., 10.000%, 11/17/16		182,193
RON	41,000	@@	Lehman Brothers Special Financing Inc. - Romania Total Return Linked Nts. (Linked to Romanian Treasury Bills), 7.250%, 04/19/10		16,771
RON	98,000	@@	Lehman Brothers Special Financing Inc. - Romania Total Return Linked Nts. (Linked to Romanian Treasury Bills), 7.750%, 04/21/08		41,431
RON	69,000	@@	Lehman Brothers Special Financing Inc. - Romania Total Return Linked Nts. (Linked to Romanian Treasury Bills), 7.750%, 04/21/08		29,171
$250,000		@@, #	Medquake Ltd. Catastrophe Linked Class B Floating Rate Nts., 3-month USD-LIBOR +5.100%, 05/31/10		250,738
RUB	16,000,000	@@	Merrill Lynch International - Commercial Bank Renaissance Capital/Ensorte Enterprises Limited Fully Funded Total Return Linked Nts., 10.500%, 10/04/08		667,338
$1,500,000		@@, I	MicroAccess Trust 2007 - MicroFinance Institutional Loans, Variable Rate Nts., 7.550%, 5/24/12		1,500,000
BRL	250,000	@@, #	Midori Ltd. - Catastrophe Linked Floating Rate Nts., 3-month USD-LIBOR +2.750%, 10/24/12		252,025
BRL	2,049,837	@@, #	Morgan Stanley - Brazil Sr. Credit Linked Nts., 14.400%, 08/04/16		1,418,192
BRL	6,135,000	@@	Morgan Stanley - Brazilian Real and Credit Linked Zero Coupon Nts., 12.551%*, 01/05/22		527,945
PEN	832,000	@@, #, I	Morgan Stanley - Peruvian Government Credit Linked Nts., 6.250%, 03/23/17		274,103
$200,000		@@, I	Morgan Stanley - The State Road Administration of Ukraine (Republic of) Credit Linked Nts., 6-month USD-LIBOR +2.67%, 10/15/17		195,700
1,200,000		@@	Morgan Stanley - The State Road Administration of Ukraine/Republic of Ukraine Credit Linked Nts., 6-month USD-LIBOR +1.80%, 10/15/17		1,147,200
900,000		@@	Morgan Stanley - United Mexican States Floating Rate Credit Linked Nts., 6-month USD LIBOR +1.130%, 11/20/15		905,040
RUB	17,874,951	@@	Morgan Stanley & Co. International PLC - EM Whole Loan SA - Class VR Mortgage-Backed Variable Rate Pass-Through Nts., 5.000%, 08/22/34		620,745
KZT	110,000,000	@@	Morgan Stanley Capital Services Inc. - Bank Center Total Return Credit Linked Nts., 7.520%, 06/06/08		904,039
RUB	7,247,631	@@, I	Morgan Stanley Capital Services Inc. - Red Arrow International Leasing PLC Total Return Linked Nts., 8.375%, 07/06/12		310,000
$1,040,000		@@, I	Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 13.500%, 02/06/09		988,000
780,000		@@, I	Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 13.500%, 02/06/09		741,000
BRL	844,893	@@	Morgan Stanley Capital Services Inc.- Total Return Credit Linked Nts., Frigorifico Margen Ltda., Floating rate based on Certificado de Direitos Creditorios do Agronegocio “CDCA” (14.590% rate of return), 08/02/10		398,834
RUB	45,000,000	@@	Morgan Stanley Capital Services, Inc./Golden Ring Finance S.A. - ZAO Faktoringovaya Kompaniya Eurokommerz Total Return Credit Linked Nts. 3-month Mosprime +6.5%, 10/16/09		1,921,727
RUB	27,000,000	@@	Morgan Stanley Capital Services, Inc./Golden Ring Finance S.A. - ZAO Faktoringovaya Kompaniya Eurokommerz Total Return Linked Nts., 3-month Mosprime +6.5%, 10/16/09		1,149,115
$350,000		@@, #	Nelson RE Ltd. Catastrophe Linked Class A Series 2007-I Floating Rate Nts., 3-month USD-LIBOR+11.900%, 06/21/10		355,583
500,000		@@, #	Osiris Capital PLC - Mortality Index Catastrophe Linked Nts. Series D3, 3-month USD-LIBOR +5.000%, 01/15/10		504,475
RUB	13,000,000	@@	Red Square Capital Limited - Multiple Entity Fixed Rate Dynamic RUR CDO Credit Linked Nts., 10% to 20% tranche, 9.000%, 11/20/08		531,589
$250,000		@@, #, C, I	Redwood Capital X Ltd. - Catstrophe Linked Series 1 Class C Floating Rate Nts., 3-month USD-LIBOR +4.750%, 01/09/09		250,363
MXN	2,070,000	@@, I	Reforma BLN-Backed I -Asset-Backed Variable Funding Notes, TIIE +2.000%, 10/03/15		194,499
$250,000		@@, #	Residential RE 2007 Catastrophe Linked Class 3 Floating Rate Nts., 3-month USD-LIBOR +12.250%, 06/07/10		255,388
300,000		@@, #, I	Residential Reinsurance Ltd. Series B Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +8.450%, 06/06/08		299,910
300,000		@@, #, C	Salisbury Intl. - Series 2006-003 Tranche E, Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.150%, 07/22/11		276,000
280,000		@@, #	Successor Euro Wind Ltd. Series A-I Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +5.250%, 06/06/08		281,764
250,000		@@, #	Successor II Ltd. Series A-I Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +17.500%, 06/06/08		254,825
630,000		@@, #	Successor Japan Quake Series A-I Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +4.250%, 06/06/08		632,142
GHS	263,055	@@	UBS AG, Jersey - Ghana (Republic of) Credit Linked Nts., 14.470%, 12/28/11		286,784
$360,000		#	VASCO Re 2006 Ltd. Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +8.500%, 06/05/09		365,166
380,000		@@, #	Willow RE Ltd. Catastrophe Linked Floating Rate Nts., 3-month USD-LIBOR +5.125%, 06/16/10		386,270
			Total Structured Products
			(Cost $66,173,036)		68,105,475
			Total Long-Term Investments
			(Cost $510,664,971)		518,601,607
SHORT-TERM INVESTMENTS:40.6%
			Foreign Government Securities: 0.3%
NGN	46,000,000	Z	Nigeria Treasury Bill, 9.720%, due 02/05/09		362,884
NGN	72,700,000	Z	Nigeria Treasury Bond, 9.950%, due 01/08/09		577,085
PEN	2,046,000		Peruvian Certificates of Deposit, Discount Note, due 04/11/08		743,295
PEN	480,000	Z	Peruvian Certificates of Deposit, 7.780%, due 04/03/08		174,623
			Total Foreign Government Securities
			(Cost $1,857,887)		1,857,887
			U.S. Government Agency Obligations: 19.9%
$18,320,000		S, L, Z	Fannie Mae, 1.790%, due 05/28/08		18,267,377
5,750,000		Z	Federal Home Loan Bank, 1.100%, due 05/28/08		5,733,843
99,813,000		L, Z	Federal Home Loan Bank, 1.300%, due 04/01/08		99,809,396
2,275,000		S, Z	Freddie Mac Discount Note, 2.670%, due 04/04/08		2,274,324
			Total U.S. Government Agency Obligations
			(Cost $126,084,940)		126,084,940
			Securities Lending Collateral(cc): 20.4%
129,811,000			Bank of New York Mellon Corp. Institutional Cash Reserves		129,811,000
			Total Securities Lending Collateral
			(Cost $129,811,000)		129,811,000
			Total Short-Term Investments
			(Cost $257,753,827)		257,753,827
			Total Investments in Securities
			(Cost $768,418,798)^^	122.3%	$776,355,434
			Other Assets and Liabilities - Net	(22.3)	(141,485,510)
			Net Assets	100.0%	$634,869,924

		@	Non-income producing security
		@@	Foreign Issuer
		&	Payment-in-kind
		MASTR	Mortgage Asset Securitization Transaction, Inc.
		+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		C	Bond may be called prior to maturity date.
		P	Preferred Stock may be called prior to convertible date.
		cc	Securities purchased with cash collateral for securities loaned.
		W	When-issued or delayed delivery security
		S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
		I	Illiquid security
		L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
		^	Interest Only (IO) Security
		*	Indicates Zero Coupon Bond; coupon shown reflects effective yield on the date of purchase
		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		AUD	Australian Dollar
		BRL	Brazilian Real
		CAD	Canadian Dollar
		COP	Colombian Peso
		DKK	Danish Krone
		EGP	Egyptian Pound
		EUR	EU Euro
		GBP	British Pound
		ILS	Israeli New Shekel
		JPY	Japanese Yen

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira

^^	Cost for federal income tax purposes is $768,629,361.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$19,953,005
	Gross Unrealized Depreciation	(12,226,932)
	Net Unrealized Appreciation	$7,726,073

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Credit Default Swap Agreements Outstanding on March 31, 2008:

		Buy/Sell	(Pay)/Receive	Termination	Notional		Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount		(Depreciation)
Deutsche Bank AG	ABX.HE.AA.06-2 Index	Sell	0.170	05/25/46	USD	110,000	$(50,691)
Goldman Sachs Capital Markets L.P.	ABX.HE.AA.06-2 Index	Sell	0.170	05/25/46	USD	35,000	(17,436)
Goldman Sachs Capital Markets L.P.	ABX.HE.AA.06-2 Index	Sell	0.110	05/25/46	USD	150,000	(28,159)
Lehman Brothers Special Financing Inc.	ABX.HE.AA.06-2 Index	Sell	0.170	05/25/46	USD	260,000	17,312
Morgan Stanley Capital Services Inc.	ABX.HE.AA.06-2 Index	Sell	0.170	05/25/46	USD	35,000	(17,523)
Morgan Stanley Capital Services Inc.	ABX.HE.AA.06-2 Index	Sell	0.170	05/25/46	USD	70,000	(33,648)
Deutsche Bank AG	ABX.HE.AAA.06-2 Index	Sell	0.110	05/25/46	USD	260,000	(51,495)
Deutsche Bank AG	ABX.HE.AAA.06-2 Index	Sell	0.110	05/25/46	USD	260,000	(51,497)
Goldman Sachs Capital Markets L.P.	ABX.HE.AAA.06-2 Index	Sell	0.110	05/25/46	USD	110,000	(15,165)
Morgan Stanley Capital Services Inc.	ABX.HE.AAA.06-2 Index	Sell	0.110	05/25/46	USD	380,000	23,499
Citibank N.A., New York	Amkor Technologies Inc. 7.750%, 05/15/13	Sell	2.050	09/20/08	USD	50,000	(147)
Goldman Sachs International	Amkor Technologies Inc. 7.750%, 05/15/13	Sell	2.650	09/20/08	USD	60,000	(7)
Lehman Brothers Special Financing Inc.	Amkor Technologies Inc. 7.750%, 05/15/13	Sell	2.500	09/20/08	USD	95,000	(79)
Credit Suisse International	Aramark Corp. 5.000%, 06/01/12	Sell	6.000	03/20/13	USD	100,000	1,932
Lehman Brothers International (Europe)	Aramark Corp. 5.000%, 06/01/12	Sell	6.000	03/20/13	USD	70,000	1,352
Morgan Stanley Capital Services Inc.	Aramark Corp. 5.000%, 06/01/12	Sell	5.920	03/20/13	USD	110,000	1,785
Credit Suisse International	Arvinmeritor 8.125%, 09/15/15	Sell	1.400	09/20/08	USD	175,000	(3,657)
Credit Suisse International	Arvinmeritor 8.125%, 09/15/15	Sell	1.600	09/20/08	USD	170,000	(3,394)
Goldman Sachs International	Arvinmeritor 8.125%, 09/15/15	Sell	1.600	09/20/08	USD	170,000	(3,394)
Lehman Brothers Special Financing Inc.	Arvinmeritor 8.125%, 09/15/15	Sell	1.150	09/20/08	USD	170,000	(3,749)
Lehman Brothers Special Financing Inc.	Arvinmeritor 8.125%, 09/15/15	Sell	2.200	09/20/08	USD	180,000	(3,093)
Lehman Brothers Special Financing Inc.	Arvinmeritor 8.125%, 09/15/15	Sell	3.000	09/20/08	USD	115,000	(1,549)
Barclays Bank PLC	Bear Stearns Co. Inc. 5.300%, 10/30/15	Sell	14.000	09/20/08	USD	245,000	12,571
Lehman Brothers International (Europe)	Bear Stearns Co. Inc. 5.300%, 10/30/15	Sell	1.600	09/20/08	USD	535,000	(3,728)
Barclays Bank PLC	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	4.700	09/20/08	USD	175,000	(5,865)
Goldman Sachs International	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	2.500	06/20/08	USD	185,000	(3,891)
Goldman Sachs International	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	2.650	09/20/08	USD	115,000	(4,910)
Goldman Sachs International	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	4.800	09/20/08	USD	175,000	(5,786)
Lehman Brothers Special Financing Inc.	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	2.650	06/20/08	USD	170,000	(3,520)
Lehman Brothers Special Financing Inc.	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	2.330	06/20/08	USD	95,000	(2,033)
Lehman Brothers Special Financing Inc.	Beazer Homes USA, Inc. 6.500%, 11/15/13	Sell	5.400	09/20/08	USD	265,000	(8,050)
Citibank N.A., New York	Cablevision Systems Corp. 8.000%, 04/15/12	Sell	3.100	12/20/10	USD	15,000	(558)
Lehman Brothers Special Financing Inc.	Cablevision Systems Corp. 8.000%, 04/15/12	Sell	3.400	12/20/10	USD	20,000	(598)
Lehman Brothers Special Financing Inc.	Cablevision Systems Corp. 8.000%, 04/15/12	Sell	3.130	12/20/10	USD	85,000	(3,102)
Citibank N.A., New York	Capmark Financial Group 5.875%, 05/10/12	Sell	7.125	12/20/12	USD	355,000	(85,644)
Citibank N.A., New York	Capmark Financial Group 5.875%, 05/10/12	Sell	9.700	12/20/12	USD	255,000	(45,368)
Citibank N.A., New York	Capmark Financial Group 5.875%, 05/10/12	Sell	9.750	12/20/12	USD	215,000	(37,987)
Credit Suisse International	Capmark Financial Group 5.875%, 05/10/12	Sell	5.200	12/20/07	USD	110,000	(31,746)
Morgan Stanley Capital Services Inc.	Capmark Financial Group 5.875%, 05/10/12	Sell	7.400	12/20/12	USD	60,000	(14,069)
Morgan Stanley Capital Services Inc.	Capmark Financial Group 5.875%, 05/10/12	Sell	7.150	12/20/12	USD	60,000	(14,438)
Credit Suisse International	Capmark Financial Group 6.300%, 05/10/17	Sell	6.250	12/20/12	USD	60,000	(15,767)
Credit Suisse International	CDX.NA.HY.7 Index	Sell	3.250	12/20/11	USD	271,260	(28,085)
Deutsche Bank AG	CDX.NA.HY.7 Index	Sell	3.250	12/20/11	USD	752,400	(77,900)
Credit Suisse International	CDX.NA.HY.8 Index	Sell	2.750	06/20/12	USD	430,650	(24,046)
JPMorgan Chase Bank N.A., New York	CDX.NA.HY.8 Index	Sell	2.750	06/20/12	USD	514,800	(28,744)
Lehman Brothers Special Financing Inc.	CDX.NA.HY.8 Index	Sell	2.750	06/20/12	USD	598,950	(33,442)
Lehman Brothers Special Financing Inc.	CDX.NA.HY.8 Index	Sell	2.750	06/20/12	USD	430,650	(24,550)
Deutsche Bank AG	CDX.NA.HY.9 Index	Sell	3.750	12/20/12	USD	1,084,050	(118,612)
JPMorgan Chase Bank N.A., New York	CDX.NA.HY.9 Index	Sell	3.750	12/20/12	USD	900,900	(96,002)
Lehman Brothers Special Financing Inc.	CDX.NA.HY.9 Index	Sell	3.750	12/20/12	USD	1,806,750	(199,878)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.9 Index	Sell	3.750	12/20/12	USD	831,600	(85,264)
Lehman Brothers International (Europe)	CenturyTel, Inc. 6.000%, 04/01/17	Buy	(1.920)	03/20/13	USD	115,000	(1,925)
Lehman Brothers International (Europe)	CenturyTel, Inc. 6.000%, 04/01/17	Buy	(2.050)	03/20/13	USD	395,000	(8,901)
Lehman Brothers International (Europe)	CenturyTel, Inc. 6.000%, 04/01/17	Buy	(2.050)	03/20/13	USD	190,000	(4,282)
Credit Suisse International	CenturyTel, Inc. 7.875%, 08/15/12	Buy	(0.378)	09/20/12	USD	225,000	10,180
Deutsche Bank AG	CenturyTel, Inc. 7.875%, 08/15/12	Buy	(0.425)	09/20/12	USD	225,000	9,744
Credit Suisse International	Charter Communications Holdings 10.000%, 04/01/09	Buy	(7.000)	09/20/10	USD	35,000	16,904
Credit Suisse International	Charter Communications Holdings 10.000%, 04/01/09	Buy	(5.000)	09/20/10	USD	40,000	18,287
Credit Suisse International	Charter Communications Holdings 10.000%, 04/01/09	Sell	5.000	09/20/17	USD	35,000	(13,399)
Credit Suisse International	Charter Communications Holdings 10.000%, 04/01/09	Sell	5.000	09/20/17	USD	40,000	(15,313)
Lehman Brothers Special Financing Inc.	Charter Communications Holdings 10.000%, 04/01/09	Buy	(7.250)	09/20/10	USD	85,000	40,729

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount		(Depreciation)
Lehman Brothers Special Financing Inc.	Charter Communications Holdings 10.000%, 04/01/09	Buy	(7.600)	09/20/10	USD	85,000	$40,275
Lehman Brothers Special Financing Inc.	Charter Communications Holdings 10.000%, 04/01/09	Sell	5.000	09/20/12	USD	85,000	(38,536)
Lehman Brothers Special Financing Inc.	Charter Communications Holdings 10.000%, 04/01/09	Sell	5.000	09/20/12	USD	85,000	(37,745)
Barclays Bank PLC	CIT Group 7.750%, 04/02/12	Sell	3.250	09/20/08	USD	970,000	(43,402)
Goldman Sachs International	CMBX-NA-A-1 Index	Sell	0.350	10/12/52	USD	800,000	81,839
Lehman Brothers Special Financing Inc.	CMBX-NA-A-1 Index	Sell	0.350	10/12/52	USD	840,000	28,494
Goldman Sachs International	CMBX-NA-AAA-3 Index	Sell	0.080	12/13/49	USD	2,000,000	154,675
Lehman Brothers Special Financing Inc.	CMBX-NA-AAA-3 Index	Sell	0.080	12/13/49	USD	2,110,000	21,729
Goldman Sachs Capital Markets L.P.	CMBX-NA-AJ 3 Index	Sell	1.470	12/13/49	USD	200,000	(11,929)
JPMorgan Chase Bank N.A., New York	CMBX-NA-AJ 3 Index	Sell	1.470	12/13/49	USD	100,000	(6,270)
JPMorgan Chase Bank N.A., New York	CMBX-NA-AJ 3 Index	Sell	1.470	12/13/49	USD	900,000	34,661
Lehman Brothers Special Financing Inc.	CMBX-NA-AJ 3 Index	Sell	1.470	12/13/49	USD	300,000	(12,466)
Goldman Sachs Capital Markets L.P.	CMBX-NA-AJ 4 Index	Sell	0.960	02/17/51	USD	200,000	(9,025)
JPMorgan Chase Bank N.A., New York	CMBX-NA-AJ 4 Index	Sell	0.960	02/17/51	USD	100,000	(4,824)
Lehman Brothers Special Financing Inc.	CMBX-NA-AJ 4 Index	Sell	0.960	02/17/51	USD	300,000	(8,174)
Deutsche Bank AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	2.550	09/20/08	USD	975,000	(19,591)
Deutsche Bank AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	8.500	12/20/08	USD	140,000	1,558
Deutsche Bank AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	9.000	12/20/08	USD	425,000	6,202
Deutsche Bank AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	9.750	12/20/08	USD	425,000	8,411
Lehman Brothers International (Europe)	CSC Holdings, Inc. 7.625%, 07/15/18	Sell	5.600	03/20/13	USD	70,000	1,802
Deutsche Bank AG	CVRD INCO Ltd. 7.750%, 05/15/12	Buy	(0.630)	03/20/17	USD	200,000	8,370
Credit Suisse International	Dean Foods 7.000%, 06/01/16	Sell	1.000	06/20/11	USD	95,000	(11,093)
Credit Suisse International	Dean Foods Co. 7.000%, 06/01/16	Sell	1.020	06/20/11	USD	95,000	(11,041)
JPMorgan Chase Bank N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.050	06/20/11	USD	10,000	(1,154)
JPMorgan Chase Bank N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.080	06/20/11	USD	215,000	(24,628)
JPMorgan Chase Bank N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.030	06/20/11	USD	180,000	(20,869)
JPMorgan Chase Bank N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.060	06/20/11	USD	185,000	(21,295)
Morgan Stanley Capital Services Inc.	Dean Foods Co. 7.000%, 06/01/16	Sell	0.950	06/20/11	USD	185,000	(21,860)
Credit Suisse International	Development Bank of Kazakhstan 7.375%, 11/12/13	Sell	3.750	02/20/13	USD	1,210,000	(13,391)
Lehman Brothers Special Financing Inc.	Dillards Inc. 7.130%, 08/01/18	Sell	2.250	12/20/08	USD	95,000	(411)
Lehman Brothers Special Financing Inc.	Dillards Inc. 7.130%, 08/01/18	Sell	2.250	12/20/08	USD	275,000	(1,189)
JPMorgan Chase Bank N.A., New York	Dole Foods Co. 8.625%, 05/01/09	Sell	2.380	09/20/08	USD	165,000	(13,118)
Lehman Brothers Special Financing Inc.	Dole Foods Co. 8.625%, 05/01/09	Sell	3.200	09/20/08	USD	175,000	(13,282)
Lehman Brothers Special Financing Inc.	Dole Foods Co. 8.625%, 05/01/09	Sell	5.250	09/20/08	USD	120,000	(8,025)
Lehman Brothers Special Financing, Inc.	Dole Foods Co. 8.625%, 05/01/09	Sell	5.000	03/20/09	USD	30,000	1,096
Credit Suisse International	El Paso Corp. 7.875% , 06/15/12	Sell	2.800	03/20/18	USD	65,000	(1,691)
Merrill Lynch International	El Paso Corp. 7.875% , 06/15/12	Sell	2.900	03/20/18	USD	70,000	(1,344)
Merrill Lynch International	El Paso Corp. 7.875% , 06/15/12	Sell	2.890	03/20/18	USD	170,000	(3,380)
Morgan Stanley Capital Services Inc.	Finansbank, A.S./USD 6.250% Eurobonds, 03/24/11 and USD 6.50% Eurobonds, 03/24/13*	Sell	1.300	03/24/13	USD	1,290,000	(96,683)
Goldman Sachs International	First Data Corp. 4.700%, 08/01/13	Sell	3.000	09/20/08	USD	35,000	(209)
Lehman Brothers Special Financing Inc.	First Data Corp. 4.700%, 08/01/13	Sell	2.750	09/20/08	USD	175,000	(1,248)
Lehman Brothers Special Financing Inc.	First Data Corp. 4.700%, 08/01/13	Sell	3.500	09/20/08	USD	170,000	(616)
Lehman Brothers Special Financing Inc.	First Data Corp. 4.700%, 08/01/13	Sell	3.000	09/20/08	USD	85,000	(507)
Lehman Brothers Special Financing Inc.	First Data Corp. 4.700%, 08/01/13	Sell	3.000	09/20/08	USD	120,000	(715)
Merrill Lynch International	Ford Motor Company 6.500%, 08/01/18	Sell	5.300	12/20/12	USD	350,000	(69,352)
Deutsche Bank AG	Ford Motor Company 7.450%, 07/16/31	Sell	6.000	12/20/16	USD	455,000	(83,296)
Deutsche Bank AG	Ford Motor Company 7.450%, 07/16/31	Sell	5.850	12/20/16	USD	695,000	(131,463)
Deutsche Bank AG	Ford Motor Company 7.450%, 07/16/31	Sell	5.800	12/20/16	USD	555,000	(106,108)
JPMorgan Chase Bank N.A., New York	Ford Motor Company 7.450%, 07/16/31	Sell	6.000	12/20/16	USD	455,000	(83,296)
Morgan Stanley Capital Services Inc.	Ford Motor Company 7.450%, 07/16/31	Sell	6.150	12/20/16	USD	455,000	(80,526)
Morgan Stanley Capital Services Inc.	Ford Motor Company 7.450%, 07/16/31	Sell	5.900	12/20/16	USD	60,000	(11,228)
Citibank N.A., New York	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.320	03/20/12	USD	390,000	(86,809)
Credit Suisse International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.550	03/20/12	USD	240,000	(52,010)
Credit Suisse International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.385	03/20/12	USD	730,000	(161,276)
Deutsche Bank AG	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.390	03/20/12	USD	615,000	(135,791)
Deutsche Bank AG	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.340	03/20/12	USD	270,000	(59,961)
Credit Suisse International	Freescale Semiconductor 8.875%, 12/15/14	Sell	5.000	03/20/13	USD	145,000	1,386
Deutsche Bank AG	Freescale Semiconductor 8.875%, 12/15/14	Sell	5.000	03/20/13	USD	30,000	136
Deutsche Bank AG	Freescale Semiconductor 8.875%, 12/15/14	Sell	5.000	03/20/13	USD	50,000	889
Lehman Brothers Special Financing Inc.	Freescale Semiconductor 8.875%, 12/15/14	Sell	5.000	03/20/13	USD	65,000	1,081
Merrill Lynch International	Freescale Semiconductor 8.875%, 12/15/14	Sell	5.000	03/20/13	USD	85,000	1,195
Lehman Brothers Special Financing Inc.	GAZPROM Intl. SA 7.201%, 02/01/20	Buy	(2.150)	02/20/11	USD	345,000	5,671
Deutsche Bank AG	General Motors 7.125%, 07/15/13	Sell	4.750	12/20/16	USD	365,000	(81,683)
Deutsche Bank AG	General Motors 7.125%, 07/15/13	Sell	4.680	12/20/16	USD	445,000	(100,851)
Goldman Sachs Capital Markets L.P.	General Motors 7.125%, 07/15/13	Sell	4.950	12/20/16	USD	365,000	(78,720)
JPMorgan Chase Bank N.A., New York	General Motors 7.125%, 07/15/13	Sell	4.750	12/20/16	USD	555,000	(124,203)
Merrill Lynch International	General Motors 7.125%, 07/15/13	Sell	4.050	12/20/12	USD	235,000	(51,243)
Morgan Stanley Capital Services Inc.	General Motors 7.125%, 07/15/13	Sell	4.900	12/20/16	USD	365,000	(79,461)
Morgan Stanley Capital Services Inc.	General Motors 7.125%, 07/15/13	Sell	4.620	12/20/16	USD	40,000	(9,163)
Morgan Stanley Capital Services Inc.	GISAD DIS TICARET A.S. 7.67%, 3/23/08	Sell	3.000	03/23/13	EUR	2,125,000	(153,737)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount		(Depreciation)
Credit Suisse International	GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/09	USD	55,000	$2,691
Credit Suisse International	GMAC LLC 6.875%, 08/28/12	Sell	1.390	03/20/17	USD	375,000	(127,873)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	1.370	03/20/17	USD	365,000	(124,706)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.390	03/20/17	USD	200,000	(68,199)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.390	03/20/17	USD	220,000	(75,019)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.370	03/20/17	USD	90,000	(30,750)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.390	03/20/17	USD	540,000	(184,137)
Lehman Brothers Special Financing, Inc.	GMAC LLC 6.875%, 08/28/12	Sell	1.400	03/20/17	USD	200,000	(68,132)
Lehman Brothers Special Financing, Inc.	GMAC LLC 6.875%, 08/28/12	Sell	1.400	03/20/17	USD	225,000	(76,649)
Credit Suisse International	Halyk Bank of Kazakhstan 7.750%, 05/13/13	Sell	4.950	03/20/13	USD	250,000	(1,084)
Morgan Stanley Capital Services Inc.	Halyk Bank of Kazakhstan 7.750%, 05/13/13	Sell	4.870	03/20/13	USD	500,000	(5,550)
Morgan Stanley Capital Services Inc.	Halyk Bank of Kazakhstan 7.750%, 05/13/13	Sell	4.880	03/20/13	USD	500,000	(3,561)
Credit Suisse International	Harrah’s Operating Co. Inc. 5.625%, 06/01/15	Sell	5.000	03/20/10	USD	205,000	(2,615)
Citibank N.A., New York	Intelsat Ltd., 6.500%, 11/01/13	Sell	4.300	12/20/08	USD	60,000	(538)
Citibank N.A., New York	Intelsat Ltd., 6.500%, 11/01/13	Sell	5.000	03/20/09	USD	65,000	(680)
Credit Suisse International	Intelsat Ltd., 6.500%, 11/01/13	Sell	4.400	03/20/09	USD	60,000	(961)
Credit Suisse International	Intelsat Ltd., 6.500%, 11/01/13	Sell	5.750	03/20/09	USD	5,000	(18)
Deutsche Bank AG	Intelsat Ltd., 6.500%, 11/01/13	Sell	4.400	03/20/09	USD	20,000	(320)
Deutsche Bank AG	Intelsat Ltd., 6.500%, 11/01/13	Sell	4.750	03/20/09	USD	65,000	(830)
Deutsche Bank AG	Intelsat Ltd., 6.500%, 11/01/13	Sell	5.000	03/20/09	USD	35,000	(366)
Citibank N.A., New York	Islamic Republic of Pakistan 6.750%, 02/19/09	Sell	5.100	03/20/13	USD	270,000	(4,352)
Credit Suisse International	IStar Financial Inc. 6.000%, 12/15/10	Sell	12.000	03/20/09	USD	75,000	246
Credit Suisse International	IStar Financial Inc. 6.000%, 12/15/10	Sell	4.150	12/20/12	USD	115,000	(17,669)
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	2.925	12/20/08	USD	315,000	(17,550)
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	3.000	12/20/08	USD	185,000	(10,214)
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	5.850	12/20/08	USD	220,000	(7,924)
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	12.000	03/20/09	USD	190,000	624
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	4.320	12/20/12	USD	80,000	(11,886)
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	4.500	12/20/12	USD	105,000	(15,036)
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	4.000	12/20/12	USD	135,000	(21,347)
Goldman Sachs International	IStar Financial Inc. 6.000%, 12/15/10	Sell	3.950	12/20/12	USD	285,000	(45,490)
Morgan Stanley Capital Services Inc.	IStar Financial Inc. 6.000%, 12/15/10	Sell	4.860	12/20/12	USD	85,000	(11,259)
UBS AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	4.560	12/20/12	USD	55,000	(7,778)
Lehman Brothers Special Financing Inc.	Jefferson Smurfit Corp. 7.500%, 06/01/13	Sell	6.700	06/20/13	USD	80,000	(542)
Lehman Brothers Special Financing Inc.	Jefferson Smurfit Corp. 7.500%, 06/01/13	Sell	6.600	06/20/13	USD	70,000	(740)
Merrill Lynch International	Jefferson Smurfit Corp. 7.500%, 06/01/13	Sell	6.700	06/20/13	USD	165,000	(1,118)
Goldman Sachs International	K. Hovnanian Enterprises, Inc. 6.500%, 01/15/14	Sell	2.000	06/20/08	USD	615,000	(15,866)
Goldman Sachs International	K. Hovnanian Enterprises, Inc. 6.500%, 01/15/14	Sell	2.000	06/20/08	USD	385,000	(9,932)
Goldman Sachs International	K. Hovnanian Enterprises, Inc. 6.500%, 01/15/14	Sell	1.800	06/20/08	USD	385,000	(10,099)
Lehman Brothers Special Financing Inc.	K. Hovnanian Enterprises, Inc. 6.500%, 01/15/14	Sell	4.220	09/20/08	USD	85,000	(3,661)
Deutsche Bank AG	Lehman Brothers Hldgs. 6.625%, 01/18/12	Sell	2.070	03/20/09	USD	220,000	(3,390)
JPMorgan Chase Bank N.A., New York	Lehman Brothers Hldgs. 6.625%, 01/18/12	Sell	1.550	09/20/08	USD	540,000	(5,795)
UBS AG	Lehman Brothers Hldgs. 6.625%, 01/18/12	Sell	1.550	09/20/08	USD	210,000	(2,254)
Goldman Sachs International	Lennar Corp. 5.950%, 03/01/13	Sell	2.900	12/20/08	USD	75,000	(2,660)
Lehman Brothers Special Financing Inc.	Lennar Corp. 5.950%, 03/01/13	Sell	2.900	12/20/08	USD	320,000	(11,347)
Morgan Stanley Capital Services Inc.	Lennar Corp. 5.950%, 03/01/13	Sell	2.900	12/20/08	USD	60,000	(2,128)
Credit Suisse International	Massey Energy Co. 6.875%, 12/15/13	Sell	5.000	03/20/13	USD	80,000	2,250
Credit Suisse International	Massey Energy Co. 6.875%, 12/15/13	Sell	5.000	03/20/13	USD	35,000	985
UBS AG	Massey Energy Co. 6.875%, 12/15/13	Sell	5.050	09/20/12	USD	55,000	1,869
UBS AG	Massey Energy Co. 6.875%, 12/15/13	Sell	5.100	09/20/12	USD	85,000	3,048
Lehman Brothers International (Europe)	MBIA Inc. 6.625%, 10/01/28	Sell	1.950	09/20/08	USD	970,000	(59,297)
JPMorgan Chase Bank N.A., New York	Merrill Lynch & Co. 5.000%, 01/15/15	Sell	0.800	09/20/08	USD	540,000	(5,803)
Goldman Sachs International	Morgan Stanley 6.600%, 04/01/12	Sell	1.500	09/20/08	USD	195,000	(603)
JPMorgan Chase Bank N.A., New York	Morgan Stanley 6.600%, 04/01/12	Sell	0.750	09/20/08	USD	175,000	(1,160)
JPMorgan Chase Bank N.A., New York	Morgan Stanley 6.600%, 04/01/12	Sell	0.750	09/20/08	USD	465,000	(3,083)
JPMorgan Chase Bank N.A., New York	Mosaic Co. 7.375%, 12/01/14	Sell	1.500	09/20/12	USD	80,000	1,720
Barclays Bank PLC	Mosaic Co. 7.625%, 12/01/16	Sell	1.500	09/20/12	USD	85,000	1,827
Citibank N.A., New York	Nalco Co. 7.750%, 11/15/11	Sell	3.600	09/20/12	USD	85,000	(1,558)
Goldman Sachs International	Nalco Co. 7.750%, 11/15/11	Sell	3.700	09/20/12	USD	90,000	(1,309)
Lehman Brothers Special Financing Inc.	Nalco Co. 7.750%, 11/15/11	Sell	3.400	09/20/12	USD	50,000	(1,295)
Credit Suisse International	NJSC Naftogaz of Ukraine 8.125%, 09/30/09	Sell	3.250	04/20/11	USD	530,000	(56,993)
Citibank N.A., New York	Nortel Networks 4.250%, 09/01/08	Sell	1.890	09/20/08	USD	160,000	(1,961)
Lehman Brothers Special Financing Inc.	Nortel Networks 4.250%, 09/01/08	Sell	1.850	09/20/08	USD	80,000	(996)
Lehman Brothers Special Financing Inc.	Owens-Illinois, Inc. 7.800%, 05/15/18	Sell	3.200	03/20/13	USD	130,000	508
Lehman Brothers Special Financing Inc.	Owens-Illinois, Inc. 7.800%, 05/15/18	Sell	3.410	03/20/13	USD	135,000	1,741
Lehman Brothers Special Financing Inc.	Owens-Illinois, Inc. 7.800%, 05/15/18	Sell	3.460	03/20/13	USD	150,000	2,256
Citibank N.A., New York	Reliant Energy Inc. 6.750%, 12/15/14	Sell	2.450	09/20/11	USD	70,000	(2,858)
Citibank N.A., New York	Reliant Energy Inc. 6.750%, 12/15/14	Sell	2.600	09/20/11	USD	210,000	(7,606)
Merrill Lynch International	Reliant Energy Inc. 6.750%, 12/15/14	Sell	2.050	09/20/11	USD	115,000	(6,109)
Citibank N.A., New York	Republic of Hungary 4.500%, 01/29/14	Buy	(0.400)	12/20/15	USD	745,000	72,333

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount		(Depreciation)
Morgan Stanley Capital Services Inc.	Republic of Peru 6.55%, 03/14/37	Sell	1.040	06/20/17	USD	500,000	$(33,409)
Deutsche Bank AG	Republic of Peru 8.750%, 11/21/33	Buy	(1.710)	12/20/16	USD	420,000	6,609
Deutsche Bank AG	Republic of Peru 8.750%, 11/21/33	Sell	1.320	04/20/17	USD	225,000	(10,198)
UBS AG	Republic of Philippines 10.625%, 03/16/25	Sell	1.450	06/20/17	USD	540,000	(53,500)
Credit Suisse International	Republic of Turkey 11.875%, 01/15/30	Buy	(2.985)	04/20/13	USD	645,000	1,583
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875%, 01/15/30	Buy	(2.980)	04/20/13	USD	645,000	1,724
Morgan Stanley Capital Services Inc.	Residential Capital LLC 6.500%, 04/17/13	Sell	6.170	09/20/08	USD	520,000	(136,906)
Morgan Stanley Capital Services Inc.	Residential Capital LLC 6.500%, 04/17/13	Sell	6.250	09/20/08	USD	180,000	(47,340)
Credit Suisse International	Rite Aid Corp. 7.700%, 02/15/27	Sell	7.500	03/20/09	USD	55,000	(266)
Goldman Sachs International	Rite Aid Corp. 7.700%, 02/15/27	Sell	8.060	03/20/09	USD	100,000	26
Lehman Brothers Special Financing Inc.	Rite Aid Corp. 7.700%, 02/15/27	Sell	1.350	09/20/08	USD	215,000	(6,039)
Lehman Brothers Special Financing Inc.	Rite Aid Corp. 7.700%, 02/15/27	Sell	1.350	09/20/08	USD	50,000	(1,404)
Lehman Brothers Special Financing Inc.	Rite Aid Corp. 7.700%, 02/15/27	Sell	1.450	09/20/08	USD	15,000	(414)
Barclays Bank PLC	Six Flags Inc. 9.750%, 04/15/13	Sell	7.000	09/20/08	USD	135,000	(9,291)
Lehman Brothers Special Financing Inc.	Six Flags Inc. 9.750%, 04/15/13	Sell	5.220	09/20/08	USD	345,000	(26,415)
Lehman Brothers Special Financing Inc.	Six Flags Inc. 9.750%, 04/15/13	Sell	7.000	09/20/08	USD	50,000	(3,441)
Lehman Brothers Special Financing Inc.	Six Flags Inc. 9.750%, 04/15/13	Sell	5.000	09/20/08	USD	55,000	(4,264)
Credit Suisse International	Smithfield Foods Inc. 7.750%, 05/15/13	Sell	1.490	03/20/12	USD	185,000	(16,014)
Lehman Brothers Special Financing, Inc.	Smithfield Foods Inc. 7.750%, 05/15/13	Sell	1.580	03/20/12	USD	235,000	(19,616)
Morgan Stanley Capital Services Inc.	Smithfield Foods Inc. 7.750%, 05/15/13	Sell	1.770	03/20/12	USD	110,000	(8,464)
Goldman Sachs International	Standard Pacific Corp. 6.875%, 05/15/11	Sell	2.200	06/20/08	USD	1,115,000	(25,614)
Credit Suisse International	Tenet Healthcare Corp. 7.375%, 02/01/13	Sell	4.050	12/20/08	USD	195,000	448
Credit Suisse International	Toys R Us 7.375%, 10/15/18	Sell	2.800	09/20/08	USD	105,000	(2,211)
JPMorgan Chase Bank N.A., New York	Toys R Us 7.375%, 10/15/18	Sell	1.920	09/20/08	USD	85,000	(2,135)
Lehman Brothers Special Financing Inc.	Toys R Us 7.375%, 10/15/18	Sell	1.850	09/20/08	USD	170,000	(4,325)
Lehman Brothers Special Financing Inc.	Toys R Us 7.375%, 10/15/18	Sell	1.950	09/20/08	USD	230,000	(5,746)
Lehman Brothers Special Financing Inc.	Toys R Us 7.375%, 10/15/18	Sell	4.300	09/20/08	USD	95,000	(1,341)
Citibank N.A., New York	Tribune Co. 5.250%, 08/15/15	Sell	7.600	09/20/08	USD	75,000	(4,848)
Citibank N.A., New York	Tribune Co. 5.250%, 08/15/15	Sell	7.500	09/20/08	USD	105,000	(6,834)
Citibank N.A., New York	Tribune Co. 5.250%, 08/15/15	Sell	5.000	03/20/10	USD	65,000	(9,459)
Citibank N.A., New York	Tribune Co. 5.250%, 08/15/15	Sell	5.000	03/20/10	USD	65,000	(9,012)
Citibank N.A., New York	Tribune Co. 5.250%, 08/15/15	Sell	5.000	03/20/10	USD	75,000	(10,138)
Citibank N.A., New York	Tribune Co. 5.250%, 08/15/15	Sell	5.000	03/20/10	USD	70,000	(8,143)
Credit Suisse International	Tribune Co. 5.250%, 08/15/15	Sell	6.350	12/20/08	USD	55,000	(5,684)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	7.450	09/20/08	USD	85,000	(5,551)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	7.550	09/20/08	USD	55,000	(3,567)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	7.550	09/20/08	USD	20,000	(1,297)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	6.400	12/20/08	USD	30,000	(3,091)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	6.000	12/20/08	USD	55,000	(5,811)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	5.000	03/20/10	USD	115,000	(23,722)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	5.000	03/20/10	USD	100,000	(16,564)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	5.000	03/20/10	USD	95,000	(14,366)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	5.000	03/20/10	USD	25,000	(3,389)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	5.000	03/20/10	USD	70,000	(9,462)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	5.000	03/20/10	USD	60,000	(6,980)
Lehman Brothers Special Financing Inc.	Tribune Co. 5.250%, 08/15/15	Sell	5.000	03/20/10	USD	70,000	(8,789)
Credit Suisse International	TXU Corp. 5.550%, 11/15/14	Sell	1.530	06/20/11	USD	150,000	(16,231)
Credit Suisse International	TXU Corp. 5.550%, 11/15/14	Sell	1.610	06/20/11	USD	85,000	(9,009)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.530	06/20/11	USD	185,000	(20,018)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.580	06/20/11	USD	165,000	(17,625)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.590	06/20/11	USD	165,000	(17,579)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.620	06/20/11	USD	210,000	(22,198)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	2.060	06/20/11	USD	245,000	(22,903)
Citibank N.A., New York	Univision Communications Inc. 7.850%, 07/15/11	Sell	1.100	06/20/08	USD	96,000	(2,739)
Lehman Brothers Special Financing, Inc.	Univision Communications Inc. 7.850%, 07/15/11	Sell	1.200	06/20/08	USD	426,000	(12,064)
Lehman Brothers Special Financing, Inc.	Univision Communications Inc. 7.850%, 07/15/11	Sell	1.100	06/20/08	USD	96,000	(2,739)
Lehman Brothers Special Financing, Inc.	Univision Communications Inc. 7.850%, 07/15/11	Sell	1.150	06/20/08	USD	193,000	(5,487)
Credit Suisse International	Univision Communications Inc. 9.750%, 03/15/15	Sell	14.600	03/20/09	USD	15,000	(114)
Goldman Sachs International	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000	06/20/09	USD	50,000	(913)
Lehman Brothers International (Europe)	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000	03/20/09	USD	35,000	(346)
Deutsche Bank AG	Vale Overseas Limited 8.250%, 01/17/34	Sell	1.050	03/20/17	USD	200,000	(15,565)
Deutsche Bank AG	Washington Mutual Inc. 5.250%, 09/15/17	Sell	4.500	12/20/08	USD	60,000	(1,357)
Lehman Brothers Special Financing Inc.	Washington Mutual Inc. 5.250%, 09/15/17	Sell	4.400	12/20/08	USD	135,000	(3,146)
Lehman Brothers Special Financing Inc.	Washington Mutual Inc. 5.250%, 09/15/17	Sell	5.150	12/20/08	USD	290,000	(5,254)
							$(4,788,724

*Issued by Istanbul Bond Company to provide funds to finance loans to Finansbank, A.S.For the purposes of this transaction each such loan shall be an underlying loan.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2008:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 12.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/04/10	BRL	3,600,000	$(131)
Receive a fixed rate equal to 12.710% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/04/10	BRL	1,910,000	3,252
Receive a fixed rate equal to 14.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/04/10	BRL	8,390,000	374,307
Receive a fixed rate equal to 5.520% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Citibank N.A., London	03/24/10	PLN	20,000	(125)
Receive a fixed rate equal to 5.550% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Citibank N.A., London	03/25/10	PLN	32,000	(192)
Receive a fixed rate equal to 4.480% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Credit Suisse First Boston International	07/01/10	PLN	265,000	(1,964)
Receive a fixed rate equal to 4.530% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Lehman Brothers International (Europe)	07/04/10	PLN	1,950,000	(2,530)
Receive a floating rate based on 3-month NZD-BBR and pay a fixed rate equal to 7.840% Counterparty: Westpac Banking Corp.	10/13/10	NZD	3,050,000	(8,109)
Receive a floating rate based on 3-month NZD-BBR and pay a fixed rate equal to 7.9075%. Counterparty: Westpac Banking Corp.	10/19/10	NZD	3,050,000	(9,518)
Receive a fixed amount (one payment equal to EUR 198,726.44) and pay a floating rate based on 6-month EUR-Telerate Counterparty: Westpac Banking Corp.	11/29/10	EUR	4,700,000	10,821
Receive a floating rate based on 3-month NZD-BBR-FRA and pay a fixed rate equal to NZD 121,209.51 semi-annually Counterparty: Westpac Banking Corp.	11/29/10	NZD	3,050,000	(9,529)
Receive a fixed rate equal to 4.030% and pay a floating rate based on 3-month CAD-BA-CDOR Counterparty: Merrill Lynch Capital Services	01/16/11	CAD	4,550,000	7,613
Receive a fixed rate equal to 2.660% and pay a floating rate based on 6-month CHF-LIBOR Counterparty: Morgan Stanley Capital Services Inc.	01/18/11	CHF	1,630,000	(6,357)
Receive a fixed rate equal to 3.996% and pay a floating rate based on 6-month EUR-EUIROBR Counterparty: Morgan Stanley Capital Services Inc.	01/18/11	EUR	1,010,000	(1,046)
Receive a fixed rate equal to 4.260% and pay a floating rate based on 3-month SEK-STIBOR-SIDE Counterparty: Morgan Stanley Capital Services Inc.	01/18/11	SEK	9,490,000	(895)
Receive a floating rate based on 6-month NOK-NIBOR-NIBR and pay a fixed rate equal to 4.985% Counterparty: Morgan Stanley Capital Services Inc.	01/18/11	NOK	23,800,000	2,292
Receive a floating rate based on 3-month NZD-BBR-FRA and pay a fixed rate equal to 7.9325% Counterparty: Westpac Banking Corp.	01/18/11	NZD	5,770,000	(16,905)
Receive a floating rate based on 3-month TWD-TELERATE and pay a fixed rate equal to 2.320% Counterparty: Citibank N.A., New York	06/27/11	TWD	16,900,000	952

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a floating rate based on overnight INR-MIBOR-OIS-COMPOUND and pay a fixed rate equal to 7.175% Counterparty: Deutsche Bank AG	06/27/11	INR	16,900,000	$(3)
Receive a fixed rate equal to 14.050% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/12	BRL	1,040,000	34,615
Receive a fixed rate equal to 13.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/12	BRL	2,070,000	59,620
Receive a fixed rate equal to 14.000% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Banco Santander Central Hispano, S.A.	01/03/12	BRL	1,040,000	32,943
Receive an initial exchange of USD 292,335.12. Pay an initial exchange of TRY 410,000.00.
Receive a fixed rate equal to 17.100% on 410,000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 292,335.12
Upon termination of the contract, receive TRY 410,000.00 and pay USD 292,335.12. Counterparty: Merrill Lynch International	02/06/12	TRY	410,000	33,005
Receive an initial exchange of USD 184,921.76. Pay an initial exchange of TRY 260,000.00.
Receive a fixed rate equal to 17.250% on 260,000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 184,921.76
Upon termination of the contract, receive TRY 260,000.00 and pay USD 184,921.76. Counterparty: Credit Suisse International	02/07/12	TRY	260,000	16,793
Receive an initial exchange of USD 281,539.56. Pay an initial exchange of TRY 395,000.00.
Receive a fixed rate equal to 17.300% on 395,000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 281,539.56.
Upon termination of the contract, receive TRY 395,000.00 and pay USD 281,539.56. Counterparty: Credit Suisse International	02/09/12	TRY	395,000	25,095
Receive an initial exchange of USD 477,085.44. Pay an initial exchange of TRY 660,000.00.
Receive a fixed rate equal to 16.750% on 660, 000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 477,085.44.
Upon termination of the contract, receive TRY 660,000.00 and pay USD 477,085.44. Counterparty: Credit Suisse International	02/26/12	TRY	660,000	28,870
Receive a fixed rate equal to 12.870% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	960,000	(8,140)
Receive a fixed rate equal to 12.920% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	1,920,000	(12,504)
Receive a fixed rate equal to 12.900% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized Counterparty: Lehman Brother Special Financing Inc.	01/02/14	BRL	3,550,000	(42,548)
Receive a fixed rate equal to 12.260% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	80,000	(2,954)
Receive a fixed rate equal to 12.290% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	40,000	(1,426)
Receive a fixed rate of 5.460% on UDI 2,252,229.80.
Pay a floating rate based on 6-month USD-LIBOR on USD 730,000.00.
Upon termination of the contract, receive UDI 2,252,229.80 and pay USD 730,000.00. Counterparty: Deutsche Bank AG London	05/13/15	USD	730,000	5,202
Receive a fixed rate equal to 5.250% on UDI 1,184,117.66 converted to MXN.
Pay a floating rate based on 6-month USD-LIBOR on USD 390,000.00.
Upon termination of the contract, receive UDI 1,184,117.66 (converted into MXN) and pay USD 390,000.00. Counterparty: Deutsche Bank AG London	06/23/15	USD	390,000	2,148
Receive a fixed rate equal to 5.570% and pay a floating rate based on 3-month USD-LIBOR Counterparty: JPMorgan Chase Bank, N.A.	05/26/16	USD	12,000,000	1,571,917

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 13.100% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	1,610,000	$(17,869)
Receive a floating rate based on China Fixing Repo Rates 7-Day, pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs International	02/16/17	CNY	3,800,000	2,293
Receive a floating rate based on the price of specified swaption straddle struck at the five year forward five year swap rate as of the floating rate payer reset date (divided by 10,000) and pay a fixed rate equal to 4.660%. Counterparty: Merrill Lynch Capital Services, Inc.	06/11/17	USD	9,650,000	69,812
Receive a floating rate based on the price of specified swaption straddle struck at the five year forward five year swap rate as of the floating rate payer reset date (divided by 10,000) and pay a fixed rate equal to 5.330%. Counterparty: Merrill Lynch Capital Services, Inc.	08/13/17	USD	2,380,000	(81,800)
Receive a fixed rate equal to 6.600% and pay a floating rate based on the 6-month Tasa Nominal Anual (TNA) Counterparty: Banco Santander Central Hispano, S.A.	08/21/17	CLP	176,000,000	9,878
Receive a fixed rate equal to 6.580% and pay a floating rate based on the 6-month Tasa Nominal Anual (TNA) Counterparty: Credit Suisse International	08/21/17	CLP	141,000,000	6,636
Receive a floating rate based on 6-month EUR-EURIBOR and pay a fixed rate equal to 4.713% Counterparty: Morgan Stanley Capital Services Inc.	08/22/17	EUR	2,090,000	(169,586)
Receive a fixed rate equal to 6.530% and pay a floating rate based on the 6-month Tasa Nominal Anual (TNA) Counterparty: Citibank N.A., New York	08/25/17	CLP	141,000,000	3,404
Receive a fixed rate equal to 4.7875% and pay a floating rate based on 3-month SEK-STIBOR-SIDE Counterparty: Deutsche Bank AG	11/14/17	SEK	9,060,000	8,485
Receive a fixed rate equal to 7.5875% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Deutsche Bank AG	01/08/18	NZD	3,380,000	15,285
Receive a floating rate based on 6-month SGD-SOR-REUTERS and pay a fixed rate of 3.335% Counterparty: Merrill Lynch Capital Services, Inc.	01/08/18	SGD	3,740,000	(13,105)
Receive a fixed rate equal to 7.010% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Westpac Banking Corp.	01/08/18	AUD	2,960,000	(22,773)
Receive a fixed rate equal to 8.140% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	01/10/18	MXN	8,910,000	10,020
Receive a fixed rate equal to 4.49375% and pay a floating rate based on 3-month SEK-STIBOR-SIDE Counterparty: Morgan Stanley Capital Services Inc.	01/25/18	SEK	8,240,000	(24,195)
Receive a floating rate based on 6-month CZK-PRIBOR-PRBO and pay a fixed rate equal to 4.400% Counterparty: JPMorgan Chase Bank, N.A.	04/04/18	CZK	51,000,000	—
Receive a fixed rate equal to 9.150% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	08/27/26	MXN	5,270,000	61,048
Receive a fixed rate equal to 9.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	09/16/26	MXN	2,200,000	29,289
Receive a fixed rate equal to 8.300% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse International	12/17/26	MXN	4,750,000	9,919
				$1,981,310

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Total Return Swap Agreements Outstanding on March 31, 2008:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive, if positive, the total return of a custom basket of securities.
Pay a floating rate based on one-month JPY-LIBOR plus 40 basis pts. and, if negative, the absolute value of the total return of a custom basket of securities. Counterparty: Citibank N.A., New York	04/08/08	JPY	183,165	$(1,545)
Receive, if positive, the total return of the Bovespa Index Exchange-Traded Futures Contract (April 2008).
Pay, if negative, the absolute value of the total return of the Bovespa Index Exchange-Traded Futures Contract (April 08). Counterparty: Goldman Sachs International	04/17/08	BRL	963,842	7,549
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Lehman Brothers International (Europe)	05/01/08	USD	300,000	9,541
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Lehman Brothers International (Europe)	05/01/08	USD	1,000,000	31,842
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Lehman Brothers International (Europe)	05/01/08	USD	2,241,000	72,451
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Lehman Brothers International (Europe)	05/01/08	USD	1,691,000	54,796
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: UBS AG, London	05/01/08	USD	600,000	19,235
Receive, if positive, the total return of a custom basket of securities.
Pay a floating rate based on one-month GBP-LIBOR plus 35 basis pts. and, if negative, the absolute value of the total return of a custom basket of securities. Counterparty: Citibank N.A., New York	05/06/08	GBP	882,101	50,928
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Lehman Brothers International (Europe)	06/01/08	USD	2,300,000	72,849
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Lehman Brothers International (Europe)	06/01/08	USD	1,150,000	36,791
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Lehman Brothers International (Europe)	06/01/08	USD	1,150,000	36,791
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	06/01/08	USD	1,150,000	$31,859
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Citibank N.A., New York	08/01/08	USD	1,300,000	41,757
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Goldman Sachs International	08/01/08	USD	1,260,000	36,889
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Lehman Brothers International (Europe)	08/01/08	USD	2,340,000	75,476
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	08/01/08	USD	500,000	12,128
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	08/01/08	USD	1,630,000	39,565
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	08/01/08	USD	1,710,000	41,496
Receive, if positive, the total return of custom basket of securities plus the dividends from the basket.
Pay one-month USD-LIBOR plus 20 basis pts., and if negative, the absolute value of the total return of a custom equity basket. Counterparty: Deutsche Bank AG, London	09/15/08	USD	1,486,373	(75)
Receive, if positive, the total return of the MSCI Daily TR Net Belgium USD Market Index.
Pay one-month USD-LIBOR and, if negative, the absolute value of the MSCI Daily TR Net Belgium USD. Counterparty: Goldman Sachs International	10/08/08	USD	74,094	3,615
Receive total return on MSCI Daily TR Net Belgium USD Market Index, if positive.
Pay one-month USD-LIBOR and, if negative, the absolute value of the MSCI Daily TR Net Belgium USD Market Index return. Counterparty: Goldman Sachs International	10/08/08	USD	105,796	5,681
Receive total return on MSCI Daily TR Net Belgium USD Market Index, if positive.
Pay one-month USD-LIBOR and, if negative, the absolute value of the MSCI Daily TR Net Belgium USD Market Index return. Counterparty: Goldman Sachs International	10/08/08	USD	446,808	20,659
Receive, if positive, the total return of custom basket of securities
Pay one-month EUR-LIBOR plus 30 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Morgan Stanley & Co. International	10/10/08	EUR	696,800	6,433
Receive, if positive, the total return of custom basket of securities plus the dividends from the basket.
Pay one-month USD-LIBOR plus 30 basis pts. and, if negative, the absolute value of the total return of a custom equity basket. Counterparty: Goldman Sachs International	12/09/08	USD	5,676,603	(64,041)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAa 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS AAa 8.5+ Index, if the return is positive. Counterparty: Citibank N.A., New York	02/01/09	USD	2,300,000	$31,142
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Citibank N.A., New York	02/01/09	USD	1,100,000	15,031
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Goldman Sachs Capital Markets, L.P.	03/01/09	USD	600,000	19,376
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Goldman Sachs Capital Markets, L.P.	03/01/09	USD	430,000	42,827
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Goldman Sachs Capital Markets, L.P.	03/01/09	USD	4,870,000	694,962
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Goldman Sachs Capital Markets, L.P.	03/01/09	USD	1,300,000	35,556
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Lehman Brothers Special Financing Inc.	03/01/09	USD	790,000	25,274
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Lehman Brothers International (Europe)	03/01/09	USD	430,000	36,952
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	03/01/09	USD	4,200,000	97,317
Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	03/01/09	USD	800,000	94,604
Receive, if positive, the total return of a custom basket of securities.
Pay one-month EUR-LIBOR plus 25 basis pts. and, if negative, the absolute value of the total return of a custom basket of securities. Counterparty: Lehman Brothers International (Europe)	03/09/09	EUR	769,785	(35,983)
Receive a fixed rate equal to 7.750% on RUB 56,780,000 plus any positive total return amount on reference obligation.
Pay a floating rate based on 3-month USD LIBOR on USD 2,167,175.57 and the absolute value of any negative total return amount on reference obligation. Counterparty: Morgan Stanley Capital Services Inc.	12/26/13	RUB	56,780,000	7,567
				$1,707,295

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Written Options Open on March 31, 2008:

Foreign Currency Options

		Exercise	Expiration	Notional		Premium
Description	Counterparty	Price	Date	Amount		Received	Value

Currency Option OTC EUR Call/USD Put	Deutsche Bank	1.5585	04/01/08	EUR	435,000	$4,183	$(9,121)
Currency Option OTC EUR Put/USD Call	Deutsche Bank	1.5585	04/01/08	EUR	435,000	4,271	(241)
Currency Option OTC EUR Call/USD Put	Deutsche Bank	1.5790	04/03/08	EUR	315,000	3,238	(2,453)
Currency Option OTC EUR Put/USD Call	Deutsche Bank	1.5790	04/03/08	EUR	315,000	3,243	(2,544)
Currency Option OTC EUR Call/USD Put	Lehman Brothers	1.5725	04/02/08	EUR	405,000	4,004	(3,731)
Currency Option OTC EUR Put/USD Call	Lehman Brothers	1.5725	04/02/08	EUR	405,000	4,004	(1,494)
Currency Option OTC EUR Call/USD Put	Lehman Brothers	1.5805	04/04/08	EUR	450,000	4,747	(3,395)
Currency Option OTC EUR Put/USD Call	Lehman Brothers	1.5805	04/04/08	EUR	450,000	4,747	(4,593)
Currency Option OTC EUR Call/USD Put	Lehman Brothers	1.5805	04/07/08	EUR	405,000	4,041	(4,041)
Currency Option OTC EUR Put/USD Call	Lehman Brothers	1.5805	04/07/08	EUR	405,000	4,041	(4,041)
Currency Option OTC GBP Call/USD Put	Deutsche Bank	1.9925	04/01/08	GBP	95,000	937	(141)
Currency Option OTC GBP Put/USD Call	Deutsche Bank	1.9925	04/01/08	GBP	95,000	985	(1,008)
Currency Option OTC GBP Call/USD Put	Lehman Brothers	1.9965	04/04/08	GBP	95,000	1,022	(326)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

		Exercise	Expiration	Notional		Premium
Description	Counterparty	Price	Date	Amount		Received	Value

Currency Option OTC GBP Put/USD Call	Lehman Brothers	1.9965	04/04/08	GBP	95,000	$1,022	$(1,691)
Currency Option OTC GBP Call/USD Put	Lehman Brothers	1.9845	04/07/08	GBP	95,000	987	(987)
Currency Option OTC GBP Put/USD Call	Lehman Brothers	1.9845	04/07/08	GBP	95,000	987	(987)
Currency Option OTC JPY Call/USD Put	Merrill Lynch	99.3000	04/03/08	GBP	34,000,000	3,082	(1,710)
Currency Option OTC JPY Put/USD Call	Merrill Lynch	99.3000	04/03/08	GBP	34,000,000	3,253	(3,244)
Currency Option OTC JPY Call/USD Put	Banc of America	99.1500	04/02/08	JPY	48,000,000	4,677	(1,934)
Currency Option OTC JPY Put/USD Call	Banc of America	99.1500	04/02/08	JPY	48,000,000	4,546	(4,939)
Currency Option OTC JPY Call/USD Put	Barclays	99.4500	04/07/08	JPY	44,000,000	4,371	(4,371)
Currency Option OTC JPY Put/USD Call	Barclays	99.4500	04/07/08	JPY	44,000,000	4,371	(4,371)
Currency Option OTC JPY Call/USD Put	Lehman Brothers	100.0500	04/01/08	JPY	50,000,000	4,423	(3,118)
Currency Option OTC JPY Put/USD Call	Lehman Brothers	100.0500	04/01/08	JPY	50,000,000	4,423	(1,457)
Currency Option OTC JPY Call/USD Put	Lehman Brothers	99.7000	04/04/08	JPY	47,000,000	4,490	(4,225)
Currency Option OTC JPY Put/USD Call	Lehman Brothers	99.7000	04/04/08	JPY	47,000,000	4,490	(4,157)
						$88,585	$(74,320)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
United Arab Emirates Dirhams
AED 1,280,000	Buy	1/29/09	358,042	354,291	$(3,751)
Argentina Pesos
ARS 1,260,000	Buy	4/14/08	398,608	397,001	(1,607)
Argentina Pesos
ARS 2,940,000	Buy	4/14/08	931,887	926,336	(5,551)
Argentina Pesos
ARS 6,400,000	Buy	4/21/08	2,032,327	2,014,764	(17,563)
Australia Dollars
AUD 1,780,000	Buy	4/10/08	1,580,462	1,624,750	44,288
Australia Dollars
AUD 1,730,000	Buy	4/10/08	1,569,543	1,579,111	9,568
Australia Dollars
AUD 1,510,000	Buy	4/10/08	1,312,009	1,378,299	66,290
Australia Dollars
AUD 1,340,000	Buy	4/10/08	1,149,653	1,223,126	73,473
Australia Dollars
AUD 980,000	Buy	4/10/08	841,408	894,525	53,117
Australia Dollars
AUD 2,600,000	Buy	4/14/08	2,411,217	2,372,064	(39,152)
Australia Dollars
AUD 2,625,000	Buy	4/21/08	2,437,431	2,392,814	(44,617)
Australia Dollars
AUD 4,710,000	Buy	4/28/08	4,254,449	4,289,697	35,248
Australia Dollars
AUD 157,000	Buy	5/9/08	144,283	142,763	(1,520)
Brazil Real
BRL 13,695,000	Buy	4/2/08	8,045,943	7,804,753	(241,190)
Brazil Real
BRL 3,850,000	Buy	4/2/08	2,253,834	2,194,107	(59,727)
Brazil Real
BRL 3,180,000	Buy	4/2/08	1,890,663	1,812,276	(78,387)
Brazil Real
BRL 4,100,000 x	Buy	4/2/08	2,420,021	2,336,582	(83,440)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Brazil Real
BRL 4,300,000	Buy	4/2/08	2,540,493	2,450,561	$(89,931)
Brazil Real
BRL 6,850,000	Buy	4/2/08	3,932,262	3,903,801	(28,461)
Brazil Real
BRL 20,545,000	Buy	5/5/08	11,763,999	11,629,786	(134,213)
Brazil Real
BRL 3,180,000	Buy	5/5/08	1,827,166	1,800,084	(27,082)
Canada Dollars
CAD 1,580,000	Buy	4/10/08	1,570,514	1,539,036	(31,478)
Canada Dollars
CAD 960,000	Buy	4/10/08	970,844	935,111	(35,734)
Canada Dollars
CAD 1,430,000	Buy	4/21/08	1,395,898	1,392,676	(3,222)
Canada Dollars
CAD 1,730,000	Buy	4/25/08	1,688,612	1,684,737	(3,875)
Canada Dollars
CAD 580,000	Buy	5/9/08	567,792	564,651	(3,142)
Switzerland Francs
CHF 4,350,000	Buy	4/10/08	3,750,000	4,380,474	630,474
Switzerland Francs
CHF 1,565,000	Buy	4/10/08	1,381,898	1,575,963	194,065
Switzerland Francs
CHF 2,120,000	Buy	4/10/08	2,051,937	2,134,851	82,914
Switzerland Francs
CHF 2,130,000	Buy	4/10/08	2,069,468	2,144,922	75,453
Switzerland Francs
CHF 350,000	Buy	4/10/08	348,373	352,452	4,079
Switzerland Francs
CHF 1,030,000	Buy	4/25/08	1,035,176	1,037,304	2,128
Switzerland Francs
CHF 152,000	Buy	5/9/08	153,149	153,078	(71)
Chile Pesos
CLP 580,000,000	Buy	4/14/08	1,336,036	1,326,338	(9,698)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Chile Pesos
CLP 1,079,000,000	Buy	4/21/08	2,471,806	2,466,827	$(4,979)
Chile Pesos
CLP 483,000,000	Buy	4/21/08	1,081,505	1,104,242	22,738
Chile Pesos
CLP 619,000,000	Buy	6/17/08	1,423,643	1,410,985	(12,658)

China Yuan Renminbi
CNY 17,100,000	Buy	4/14/08	2,447,913	2,449,308	1,395

China Yuan Renminbi
CNY 4,200,000	Buy	4/21/08	601,217	602,890	1,673

China Yuan Renminbi
CNY 13,600,000	Buy	4/21/08	1,950,800	1,952,216	1,416

Czech Republic Koruny
CZK 30,500,000	Buy	4/30/08	1,732,659	1,906,706	174,047

Czech Republic Koruny
CZK 30,400,000	Buy	4/30/08	1,726,782	1,900,455	173,673

Egypt Pounds
EGP 1,203,447	Buy	4/7/08	220,654	220,758	104
Euro
EUR 3,170,000	Buy	4/7/08	4,490,701	5,003,460	512,759
Euro
EUR 560,000	Buy	4/10/08	800,027	883,801	83,774
Euro
EUR 800,000	Buy	4/10/08	1,164,624	1,262,573	97,949
Euro
EUR 1,100,000	Buy	5/14/08	1,601,534	1,733,564	132,030
Euro
EUR 1,330,000	Buy	5/14/08	1,928,434	2,096,037	167,603
Euro
EUR 1,900,000	Buy	4/10/08	2,813,302	2,998,612	185,310
Euro
EUR 2,490,000	Buy	5/30/08	3,755,418	3,920,828	165,410
Euro
EUR 1,000,000	Buy	4/10/08	1,518,350	1,578,217	59,867
Euro
EUR 870,000	Buy	4/10/08	1,318,328	1,373,049	54,720

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Euro
EUR 640,000	Buy	4/10/08	970,960	1,010,059	$39,099
Euro
EUR 1,000,000	Buy	4/10/08	1,518,810	1,578,217	59,407
Euro
EUR 610,000	Buy	4/10/08	935,661	962,712	27,052
Euro
EUR 685,000	Buy	4/10/08	1,050,718	1,081,078	30,360
Euro
EUR 4,160,000	Buy	6/26/08	6,447,438	6,541,098	93,660
Euro
EUR 160,000	Buy	6/26/08	247,977	251,581	3,604
Euro
EUR 1,450,000	Buy	4/10/08	2,280,676	2,288,414	7,738
Euro
EUR 2,315,000	Buy	5/9/08	3,648,440	3,649,332	892
British Pound Sterling
GBP 150,000	Buy	4/10/08	310,913	297,482	(13,431)
British Pound Sterling
GBP 700,000	Buy	4/10/08	1,372,301	1,388,248	15,947
British Pound Sterling
GBP 440,000	Buy	4/10/08	861,784	872,613	10,829
British Pound Sterling
GBP 1,890,000	Buy	4/10/08	3,692,758	3,748,269	55,511
British Pound Sterling
GBP 260,000	Buy	5/30/08	513,942	513,560	(382)
British Pound Sterling
GBP 560,000	Buy	5/30/08	1,106,146	1,106,129	(16)
British Pound Sterling
GBP 1,195,000	Buy	4/14/08	2,400,636	2,369,254	(31,381)
British Pound Sterling
GBP 1,225,000	Buy	4/21/08	2,447,844	2,427,509	(20,335)
British Pound Sterling
GBP 1,225,000	Buy	4/21/08	2,424,961	2,427,509	2,548

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
British Pound Sterling
GBP 590,000	Buy	5/30/08	1,175,869	1,165,386	$(10,483)
British Pound Sterling
GBP 295,000	Buy	5/9/08	593,245	583,751	(9,494)
Hong Kong Dollars
HKD 17,700,000	Buy	4/7/08	2,273,904	2,274,839	935
Hong Kong Dollars
HKD 18,700,000	Buy	4/14/08	2,408,884	2,403,942	(4,943)
Hong Kong Dollars
HKD 19,500,000	Buy	4/25/08	2,509,071	2,507,735	(1,336)
Hungary Forint
HUF 396,000,000	Buy	4/30/08	2,241,404	2,387,654	146,251
Hungary Forint
HUF 396,000,000	Buy	4/30/08	2,240,199	2,387,654	147,455
Hungary Forint
HUF 389,000,000	Buy	4/7/08	2,236,146	2,353,836	117,689
Hungary Forint
HUF 416,000,000	Buy	4/14/08	2,470,573	2,514,482	43,910
Hungary Forint
HUF 416,000,000	Buy	4/14/08	2,477,178	2,514,482	37,304
Hungary Forint
HUF 827,000,000	Buy	4/21/08	5,033,475	4,993,316	(40,159)
Indonesia Rupiahs
IDR 10,060,000,000	Buy	5/30/08	1,104,887	1,085,807	(19,081)
Indonesia Rupiahs
IDR 22,370,000,000	Buy	5/30/08	2,448,823	2,414,463	(34,360)
Israel New Shekels
ILS 5,150,000	Buy	5/2/08	1,307,107	1,460,608	153,501
Israel New Shekels
ILS 6,490,000	Buy	4/30/08	1,771,530	1,840,717	69,187
Japanese Yen
JPY 268,000,000	Buy	4/10/08	2,331,388	2,690,334	358,946
Japanese Yen
JPY 736,000,000	Buy	4/10/08	6,405,570	7,388,379	982,809
Japanese Yen
JPY 708,000,000	Buy	4/10/08	6,160,271	7,107,299	947,028

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Japanese Yen
JPY 143,000,000	Buy	4/10/08	1,247,993	1,435,514	$187,521
Japanese Yen
JPY 108,000,000	Buy	4/10/08	959,659	1,084,164	124,505
Japanese Yen
JPY 108,000,000	Buy	4/10/08	960,632	1,084,164	123,532
Japanese Yen
JPY 146,000,000	Buy	4/10/08	1,297,991	1,465,629	167,638
Japanese Yen
JPY 41,000,000	Buy	4/10/08	362,748	411,581	48,832
Japanese Yen
JPY 37,000,000	Buy	4/10/08	334,019	371,427	37,407
Japanese Yen
JPY 121,000,000	Buy	4/10/08	1,091,014	1,214,666	123,652
Japanese Yen
JPY 157,000,000	Buy	4/10/08	1,446,445	1,576,054	129,609
Japanese Yen
JPY 302,000,000	Buy	4/10/08	2,833,154	3,031,645	198,491
Japanese Yen
JPY 287,000,000	Buy	5/30/08	2,712,665	2,889,493	176,827
Japanese Yen
JPY 98,000,000	Buy	4/10/08	951,447	983,779	32,332
Japanese Yen
JPY 200,000,000	Buy	4/10/08	1,940,354	2,007,712	67,358
Japanese Yen
JPY 582,000,000	Buy	5/30/08	5,672,846	5,859,528	186,682
Japanese Yen
JPY 119,000,000	Buy	4/10/08	1,157,038	1,194,588	37,550
Japanese Yen
JPY 166,000,000	Buy	4/10/08	1,617,666	1,666,401	48,735
Japanese Yen
JPY 100,000,000	Buy	4/10/08	984,368	1,003,856	19,488
Japanese Yen
JPY 100,000,000	Buy	4/10/08	984,204	1,003,856	19,652

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Japanese Yen
JPY 50,000,000	Buy	4/10/08	492,373	501,928	$9,555
Japanese Yen
JPY 50,000,000	Buy	4/10/08	492,174	501,928	9,753
Japanese Yen
JPY 149,000,000	Buy	4/10/08	1,490,775	1,495,745	4,970
Japanese Yen
JPY 245,000,000	Buy	4/14/08	2,529,502	2,460,079	(69,423)
Japanese Yen
JPY 244,000,000	Buy	4/24/08	2,462,458	2,451,613	(10,844)
Japanese Yen
JPY 113,000,000	Buy	4/10/08	1,139,906	1,134,357	(5,549)
Japanese Yen
JPY 91,000,000	Buy	5/9/08	917,339	915,133	(2,206)
Korea (South) Won
KRW 1,810,000,000	Buy	4/30/08	1,997,141	1,828,929	(168,212)
Korea (South) Won
KRW 1,753,000,000	Buy	5/30/08	1,847,402	1,771,512	(75,890)
Korea (South) Won
KRW 566,000,000	Buy	4/28/08	565,972	571,892	5,920
Korea (South) Won
KRW 536,000,000	Buy	4/21/08	535,786	541,491	5,705
Korea (South) Won
KRW 1,195,000,000	Buy	6/30/08	1,220,758	1,207,871	(12,887)
Kuwait Dinars
KWD 96,000	Buy	1/29/09	357,942	365,505	7,564
Mexico Pesos
MXN 13,525,000	Buy	5/27/08	1,243,221	1,261,354	18,134
Mexico Pesos
MXN 13,525,000	Buy	5/27/08	1,243,221	1,261,354	18,134
Mexico Pesos
MXN 26,100,000	Buy	4/14/08	2,409,975	2,447,806	37,831
Mexico Pesos
MXN 26,800,000	Buy	4/21/08	2,497,565	2,511,110	13,545
Malaysia Ringgits
MYR 2,510,000	Buy	4/10/08	757,736	784,657	26,921

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Malaysia Ringgits
MYR 100,000	Buy	4/10/08	30,807	31,261	$454
Malaysia Ringgits
MYR 7,730,000	Buy	4/30/08	2,392,078	2,415,965	23,887
Malaysia Ringgits
MYR 310,000	Buy	4/10/08	98,070	96,910	(1,160)
Malaysia Ringgits
MYR 6,700,000	Buy	6/17/08	2,120,253	2,092,312	(27,942)
Malaysia Ringgits
MYR 180,000	Buy	4/10/08	57,043	56,270	(773)
Norway Krone
NOK 4,010,000	Buy	4/10/08	757,304	786,791	29,488
Norway Krone
NOK 4,390,000	Buy	5/14/08	805,056	858,779	53,723
Norway Krone
NOK 5,620,000	Buy	5/14/08	1,003,975	1,099,393	95,419
Norway Krone
NOK 10,100,000	Buy	4/10/08	1,871,809	1,981,694	109,885
Norway Krone
NOK 1,540,000	Buy	4/10/08	297,654	302,159	4,506
Norway Krone
NOK 12,400,000	Buy	4/14/08	2,410,810	2,432,149	21,340
Norway Krone
NOK 12,700,000	Buy	4/21/08	2,474,216	2,489,519	15,303
Norway Krone
NOK 11,510,000	Buy	4/10/08	2,252,799	2,258,346	5,548
Norway Krone
NOK 1,160,000	Buy	4/10/08	226,337	227,601	1,263
Norway Krone
NOK 7,630,000	Buy	4/28/08	1,485,737	1,494,787	9,050
Norway Krone
NOK 12,700,000	Buy	4/28/08	2,408,862	2,488,046	79,185
Norway Krone
NOK 11,665,000	Buy	4/10/08	2,286,896	2,288,759	1,862

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
New Zealand Dollars
NZD 395,000	Buy	4/10/08	301,227	309,999	$8,772
New Zealand Dollars
NZD 763,000	Buy	5/14/08	561,568	595,260	33,692
New Zealand Dollars
NZD 732,000	Buy	5/14/08	536,863	571,075	34,212
New Zealand Dollars
NZD 135,000	Buy	4/10/08	105,061	105,949	888
New Zealand Dollars
NZD 1,795,000	Buy	5/14/08	1,335,247	1,400,382	65,135
New Zealand Dollars
NZD 2,800,000	Buy	4/3/08	2,275,028	2,200,191	(74,837)
New Zealand Dollars
NZD 365,000	Buy	4/10/08	289,000	286,455	(2,545)
New Zealand Dollars
NZD 3,050,000	Buy	4/14/08	2,435,334	2,391,961	(43,372)
New Zealand Dollars
NZD 130,000	Buy	4/10/08	104,988	102,025	(2,963)
New Zealand Dollars
NZD 600,000	Buy	4/28/08	485,400	469,379	(16,021)
New Zealand Dollars
NZD 3,125,000	Buy	4/28/08	2,529,000	2,444,683	(84,317)
Peru Nuevos Soles
PEN 1,215,000	Buy	4/18/08	417,885	443,455	25,571
Peru Nuevos Soles
PEN 900,000	Buy	4/18/08	309,917	328,485	18,568
Philippines Pesos
PHP 62,000,000	Buy	4/30/08	1,524,090	1,480,314	(43,776)
Philippines Pesos
PHP 67,000,000	Buy	5/29/08	1,660,512	1,595,038	(65,474)
Philippines Pesos
PHP 67,000,000	Buy	5/30/08	1,660,512	1,594,877	(65,635)
Philippines Pesos
PHP 98,000,000	Buy	4/14/08	2,359,740	2,343,228	(16,512)
Philippines Pesos
PHP 103,000,000	Buy	4/30/08	2,461,759	2,459,232	(2,527)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Philippines Pesos
PHP 103,000,000	Buy	4/25/08	2,469,284	2,460,341	$(8,943)
Poland Zlotych
PLN 2,300,000	Buy	4/10/08	944,365	1,032,792	88,427
Poland Zlotych
PLN 80,000	Buy	4/10/08	32,992	35,923	2,931
Poland Zlotych
PLN 5,400,000	Buy	4/30/08	2,190,936	2,420,732	229,796
Poland Zlotych
PLN 240,000	Buy	4/10/08	103,493	107,770	4,277
Poland Zlotych
PLN 5,600,000	Buy	4/14/08	2,420,366	2,513,777	93,411
Poland Zlotych
PLN 5,650,000	Buy	4/21/08	2,506,877	2,534,726	27,848
Poland Zlotych
PLN 110,000	Buy	4/10/08	48,965	49,394	429
Poland Zlotych
PLN 5,650,000	Buy	4/25/08	2,462,893	2,533,871	70,978
Qatar Rials
QAR 1,250,000	Buy	1/29/09	356,328	349,817	(6,512)
Russia Rubles
RUB 56,780,000	Buy	8/19/08	2,273,473	2,386,611	113,138
Saudi Arabia Riyals
SAR 1,320,000	Buy	1/29/09	357,481	355,651	(1,830)
Sweden Kronor
SEK 12,460,000	Buy	4/10/08	1,916,982	2,095,941	178,959
Sweden Kronor
SEK 1,920,000	Buy	4/10/08	298,531	322,970	24,439
Sweden Kronor
SEK 520,000	Buy	4/10/08	82,691	87,471	4,780
Sweden Kronor
SEK 810,000	Buy	4/10/08	127,512	136,253	8,741
Sweden Kronor
SEK 90,000	Buy	4/10/08	15,010	15,139	129

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Singapore Dollars
SGD 510,000	Buy	4/10/08	361,702	370,698	$8,996
Singapore Dollars
SGD 3,350,000	Buy	4/14/08	2,424,778	2,435,450	10,672
Singapore Dollars
SGD 3,010,000	Buy	4/24/08	2,186,721	2,189,330	2,609
Singapore Dollars
SGD 3,475,000	Buy	4/24/08	2,504,505	2,527,549	23,045
Slovakia Koruny
SKK 58,910,000	Buy	4/30/08	2,582,186	2,859,363	277,177
Turkey New Lira
TRY 2,980,000	Buy	4/17/08	2,478,789	2,219,349	(259,440)
Turkey New Lira
TRY 3,025,000	Buy	4/14/08	2,447,411	2,255,376	(192,035)
Turkey New Lira
TRY 440,000	Buy	4/1/08	354,353	329,761	(24,592)
Turkey New Lira
TRY 3,175,000	Buy	4/21/08	2,559,452	2,361,057	(198,395)
Taiwan New Dollars
TWD 34,000,000	Buy	4/28/08	1,147,951	1,127,057	(20,893)
Taiwan New Dollars
TWD 31,530,000	Buy	4/21/08	1,063,729	1,043,353	(20,377)
Ukraine Hryvnia
UAH 1,860,000	Buy	1/28/09	356,937	355,265	(1,672)
Viet Nam Dong
VND 2,830,000,000	Buy	1/30/09	178,212	175,667	(2,544)
Viet Nam Dong
VND 2,830,000,000	Buy	1/30/09	177,987	175,667	(2,320)
South Africa Rand
ZAR 17,980,000	Buy	5/30/08	2,355,315	2,184,783	(170,531)
South Africa Rand
ZAR 19,300,000	Buy	4/14/08	2,442,141	2,371,251	(70,890)
South Africa Rand
ZAR 20,400,000	Buy	4/25/08	2,531,897	2,499,319	(32,578)
					$7,200,733

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited)(continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Argentina Pesos
ARS 4,200,000	Sell	4/14/08	1,327,434	1,323,337	$4,097
Argentina Pesos
ARS 7,850,000	Sell	4/21/08	2,486,144	2,471,234	14,910
Argentina Pesos
ARS 1,070,000	Sell	4/21/08	338,876	336,843	2,032
Argentina Pesos
ARS 3,650,000	Sell	4/21/08	1,154,515	1,149,045	5,470
Argentina Pesos
ARS 1,680,000	Sell	4/21/08	529,401	528,876	525
Australia Dollars
AUD 2,610,000	Sell	4/10/08	2,314,418	2,382,358	(67,940)
Australia Dollars
AUD 80,000	Sell	4/10/08	71,752	73,022	(1,270)
Australia Dollars
AUD 4,160,000	Sell	4/10/08	3,677,232	3,797,168	(119,936)
Australia Dollars
AUD 330,000	Sell	4/10/08	302,367	301,218	1,149
Australia Dollars
AUD 160,000	Sell	4/10/08	142,477	146,045	(3,568)
Australia Dollars
AUD 2,600,000	Sell	4/14/08	2,370,267	2,372,064	(1,798)
Australia Dollars
AUD 430,000	Sell	4/8/08	403,544	392,592	10,952
Australia Dollars
AUD 2,625,000	Sell	4/21/08	2,443,838	2,392,814	51,025
Australia Dollars
AUD 2,210,000	Sell	4/28/08	2,051,543	2,012,788	38,755
Australia Dollars
AUD 2,625,000	Sell	4/28/08	2,356,463	2,390,755	(34,292)
Brazil Real
BRL 2,630,000	Sell	4/2/08	1,546,877	1,498,832	48,045
Brazil Real
BRL 3,850,000	Sell	4/2/08	2,270,382	2,194,107	76,275

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Brazil Real
BRL 4,100,000	Sell	4/2/08	2,374,197	2,336,582	$37,615
Brazil Real
BRL 4,300,000	Sell	4/2/08	2,468,427	2,450,561	17,866
Brazil Real
BRL 20,545,000	Sell	4/2/08	11,834,677	11,708,554	126,123
Brazil Real
BRL 2,630,000	Sell	5/5/08	1,511,060	1,488,748	22,312
Canada Dollars
CAD 1,070,000	Sell	4/10/08	1,110,823	1,042,259	68,564
Canada Dollars
CAD 1,520,000	Sell	4/10/08	1,578,483	1,480,592	97,891
Canada Dollars
CAD 2,965,000	Sell	4/10/08	3,011,941	2,888,128	123,813
Canada Dollars
CAD 375,000	Sell	4/10/08	367,683	365,278	2,406
Canada Dollars
CAD 1,040,000	Sell	4/10/08	1,004,087	1,013,036	(8,950)
Canada Dollars
CAD 1,010,000	Sell	4/10/08	975,148	983,814	(8,666)
Canada Dollars
CAD 920,000	Sell	4/10/08	924,855	896,148	28,708
Canada Dollars
CAD 460,000	Sell	4/10/08	466,825	448,074	18,751
Canada Dollars
CAD 400,000	Sell	4/8/08	404,449	389,642	14,807
Canada Dollars
CAD 1,430,000	Sell	4/21/08	1,433,067	1,392,676	40,390
Switzerland Francs
CHF 2,620,000	Sell	4/10/08	2,342,549	2,638,354	(295,806)
Switzerland Francs
CHF 1,730,000	Sell	4/10/08	1,546,825	1,742,119	(195,294)
Switzerland Francs
CHF 430,000	Sell	4/10/08	387,553	433,012	(45,459)
Switzerland Francs
CHF 275,000	Sell	4/10/08	269,485	276,926	(7,442)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Switzerland Francs
CHF 400,000	Sell	4/8/08	398,438	402,798	$(4,359)
Switzerland Francs
CHF 1,030,000	Sell	4/25/08	1,005,797	1,037,304	(31,508)
Switzerland Francs
CHF 1,140,000	Sell	4/28/08	1,113,220	1,148,104	(34,884)
Chile Pesos
CLP 580,000,000	Sell	4/14/08	1,334,760	1,326,338	8,422
Chile Pesos
CLP 483,000,000	Sell	4/21/08	1,111,648	1,104,242	7,406
China Yuan Renminbi
CNY 17,100,000	Sell	4/14/08	2,450,805	2,449,308	1,497
China Yuan Renminbi
CNY 17,800,000	Sell	4/21/08	2,554,564	2,555,106	(541)
Colombia Pesos
COP 2,297,000,000	Sell	5/6/08	1,162,449	1,244,855	(82,405)
Colombia Pesos
COP 2,323,000,000	Sell	5/8/08	1,183,393	1,258,344	(74,951)
Colombia Pesos
COP 2,977,000,000	Sell	6/3/08	1,586,042	1,602,778	(16,737)
Colombia Pesos
COP 1,198,000,000	Sell	6/9/08	630,858	644,179	(13,321)
Colombia Pesos
COP 1,197,000,000	Sell	6/9/08	630,664	643,641	(12,977)
Euro
EUR 1,230,000	Sell	4/10/08	1,732,910	1,941,207	(208,297)
Euro
EUR 1,135,000	Sell	4/10/08	1,599,215	1,791,276	(192,061)
Euro
EUR 820,000	Sell	4/10/08	1,155,519	1,294,138	(138,618)
Euro
EUR 487,000	Sell	4/10/08	686,397	768,592	(82,194)
Euro
EUR 1,010,000	Sell	4/10/08	1,424,868	1,593,999	(169,131)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Euro
EUR 3,275,000	Sell	4/29/08	4,694,680	5,165,303	$(470,623)
Euro
EUR 1,455,000	Sell	4/29/08	2,085,728	2,294,814	(209,086)
Euro
EUR 80,000	Sell	4/10/08	117,515	126,257	(8,742)
Euro
EUR 40,000	Sell	4/10/08	58,590	63,129	(4,539)
Euro
EUR 250,000	Sell	5/21/08	367,000	393,846	(26,846)
Euro
EUR 720,000	Sell	4/10/08	1,057,111	1,136,316	(79,205)
Euro
EUR 1,030,000	Sell	4/10/08	1,512,164	1,625,563	(113,400)
Euro
EUR 1,010,000	Sell	4/10/08	1,491,235	1,593,999	(102,764)
Euro
EUR 400,000	Sell	4/10/08	590,952	631,287	(40,335)
Euro
EUR 1,460,000	Sell	4/10/08	2,143,514	2,304,196	(160,683)
Euro
EUR 750,000	Sell	4/10/08	1,103,040	1,183,663	(80,623)
Euro
EUR 510,000	Sell	4/10/08	752,566	804,891	(52,324)
Euro
EUR 503,000	Sell	4/10/08	738,467	793,843	(55,376)
Euro
EUR 510,000	Sell	4/10/08	750,032	804,891	(54,859)
Euro
EUR 2,530,000	Sell	4/10/08	3,705,919	3,992,888	(286,970)
EURO
EUR 80,000	Sell	8/5/08	117,888	125,503	(7,615)
EURO
EUR 1,420,000	Sell	8/5/08	2,092,370	2,227,672	(135,302)
EURO
EUR 575,000	Sell	4/29/08	840,156	906,885	(66,730)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Euro
EUR 1,290,000	Sell	4/10/08	1,880,111	2,035,900	$(155,789)
Euro
EUR 1,900,000	Sell	4/10/08	2,812,437	2,998,612	(186,175)
Euro
EUR 40,000	Sell	8/5/08	60,484	62,751	(2,267)
Euro
EUR 530,000	Sell	4/10/08	812,702	836,455	(23,753)
Euro
EUR 770,000	Sell	4/10/08	1,181,396	1,215,227	(33,831)
Euro
EUR 1,350,000	Sell	4/10/08	2,067,255	2,130,593	(63,338)
Euro
EUR 1,340,000	Sell	4/10/08	2,046,756	2,114,810	(68,054)
Euro
EUR 630,000	Sell	4/10/08	982,680	994,277	(11,596)
Euro
EUR 260,000	Sell	4/8/08	406,640	410,364	(3,724)
Euro
EUR 1,430,000	Sell	4/10/08	2,253,137	2,256,850	(3,713)
Euro
EUR 770,000	Sell	4/10/08	1,186,408	1,215,227	(28,819)
Euro
EUR 2,200,000	Sell	4/10/08	3,390,420	3,472,077	(81,657)
Euro
EUR 3,010,000	Sell	4/7/08	4,642,624	4,750,920	(108,296)
Euro
EUR 160,000	Sell	4/7/08	249,024	252,541	(3,517)
British Pound Sterling
GBP 400,000	Sell	4/10/08	814,412	793,284	21,128
British Pound Sterling
GBP 390,000	Sell	4/10/08	794,964	773,452	21,512
British Pound Sterling
GBP 320,000	Sell	5/14/08	655,834	632,948	22,885

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
British Pound Sterling
GBP 570,000	Sell	4/10/08	1,171,263	1,130,430	$40,833
British Pound Sterling
GBP 130,000	Sell	4/10/08	253,647	257,817	(4,171)
British Pound Sterling
GBP 430,000	Sell	5/14/08	832,493	850,524	(18,031)
British Pound Sterling
GBP 790,000	Sell	8/5/08	1,543,660	1,551,832	(8,172)
British Pound Sterling
GBP 60,000	Sell	8/5/08	117,230	117,861	(630)
British Pound Sterling
GBP 540,000	Sell	5/30/08	1,067,604	1,066,625	980
British Pound Sterling
GBP 660,000	Sell	4/10/08	1,306,513	1,308,919	(2,406)
British Pound Sterling
GBP 770,000	Sell	4/10/08	1,524,639	1,527,072	(2,434)
British Pound Sterling
GBP 30,000	Sell	8/5/08	58,926	58,930	(4)
British Pound Sterling
GBP 70,000	Sell	4/10/08	140,686	138,825	1,861
British Pound Sterling
GBP 570,000	Sell	5/30/08	1,139,850	1,125,881	13,969
British Pound Sterling
GBP 1,195,000	Sell	4/14/08	2,406,156	2,369,254	36,902
British Pound Sterling
GBP 200,000	Sell	4/8/08	406,958	396,699	10,259
British Pound Sterling
GBP 30,000	Sell	4/10/08	61,027	59,496	1,531
British Pound Sterling
GBP 1,225,000	Sell	4/21/08	2,426,554	2,427,509	(956)
British Pound Sterling
GBP 610,000	Sell	5/30/08	1,219,268	1,204,891	14,377
Hong Kong Dollars
HKD 17,700,000	Sell	4/7/08	2,274,480	2,274,839	(359)
Hong Kong Dollars
HKD 18,700,000	Sell	4/14/08	2,402,767	2,403,942	(1,175)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Hong Kong Dollars
HKD 19,500,000	Sell	4/25/08	2,510,040	2,507,735	$2,305
Hungary Forint
HUF 396,000,000	Sell	4/30/08	2,275,731	2,387,654	(111,923)
Hungary Forint
HUF 396,000,000	Sell	4/30/08	2,279,900	2,387,654	(107,754)
Hungary Forint
HUF 416,000,000	Sell	4/14/08	2,432,180	2,514,482	(82,303)
Hungary Forint
HUF 389,000,000	Sell	4/7/08	2,283,132	2,353,836	(70,704)
Hungary Forint
HUF 416,000,000	Sell	4/14/08	2,501,955	2,514,482	(12,528)
Hungary Forint
HUF 412,000,000	Sell	4/21/08	2,475,367	2,487,601	(12,235)
Hungary Forint
HUF 827,000,000	Sell	4/21/08	4,927,459	4,993,316	(65,857)
Japanese Yen
JPY 75,000,000	Sell	5/14/08	695,733	754,436	(58,703)
Japanese Yen
JPY 129,000,000	Sell	4/10/08	1,191,081	1,294,974	(103,893)
Japanese Yen
JPY 337,000,000	Sell	4/10/08	3,159,161	3,382,994	(223,833)
Japanese Yen
JPY 82,000,000	Sell	5/14/08	785,418	824,850	(39,432)
Japanese Yen
JPY 154,000,000	Sell	4/10/08	1,447,368	1,545,938	(98,570)
Japanese Yen
JPY 170,000,000	Sell	8/5/08	1,606,805	1,716,547	(109,742)
Japanese Yen
JPY 8,000,000	Sell	8/5/08	75,737	80,779	(5,041)
Japanese Yen
JPY 302,000,000	Sell	4/10/08	2,802,264	3,031,645	(229,380)
Japanese Yen
JPY 577,000,000	Sell	5/30/08	5,494,401	5,809,189	(314,788)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Japanese Yen
JPY 4,000,000	Sell	8/5/08	39,103	40,389	$(1,287)
Japanese Yen
JPY 50,000,000	Sell	4/10/08	488,785	501,928	(13,143)
Japanese Yen
JPY 100,000,000	Sell	4/10/08	975,553	1,003,856	(28,303)
Japanese Yen
JPY 245,000,000	Sell	4/14/08	2,395,877	2,460,079	(64,202)
Japanese Yen
JPY 56,000,000	Sell	4/10/08	547,881	562,159	(14,278)
Japanese Yen
JPY 80,000,000	Sell	4/10/08	799,440	803,085	(3,644)
Japanese Yen
JPY 40,070,000	Sell	4/8/08	401,025	402,193	(1,168)
Japanese Yen
JPY 244,000,000	Sell	4/24/08	2,459,107	2,451,613	7,494
Japanese Yen
JPY 596,000,000	Sell	5/30/08	5,965,548	6,000,479	(34,931)
Korea (South) Won
KRW 971,000,000	Sell	4/30/08	963,772	981,155	(17,383)
Korea (South) Won
KRW 536,000,000	Sell	4/21/08	531,061	541,491	(10,430)
Mexico Pesos
MXN 26,100,000	Sell	4/14/08	2,405,851	2,447,806	(41,954)
Mexico Pesos
MXN 26,800,000	Sell	4/21/08	2,474,756	2,511,110	(36,354)
Mexico Pesos
MXN 26,800,000	Sell	4/25/08	2,488,269	2,509,770	(21,501)
Mexico Pesos
MXN 1,120,000	Sell	9/30/08	102,344	102,858	(515)
Norway Krone
NOK 4,390,000	Sell	4/10/08	795,141	861,350	(66,209)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Norway Krone
NOK 4,010,000	Sell	4/10/08	727,497	786,791	$(59,294)
Norway Krone
NOK 12,400,000	Sell	4/14/08	2,423,911	2,432,149	(8,239)
Norway Krone
NOK 12,700,000	Sell	4/21/08	2,471,058	2,489,519	(18,461)
Norway Krone
NOK 16,540,000	Sell	4/28/08	3,120,923	3,240,337	(119,415)
New Zealand Dollars
NZD 920,000	Sell	4/10/08	687,718	722,022	(34,304)
New Zealand Dollars
NZD 765,000	Sell	4/10/08	574,660	600,377	(25,717)
New Zealand Dollars
NZD 2,800,000	Sell	4/3/08	2,233,420	2,200,191	33,229
New Zealand Dollars
NZD 490,000	Sell	4/8/08	398,934	384,692	14,241
New Zealand Dollars
NZD 3,050,000	Sell	4/14/08	2,431,308	2,391,961	39,346
New Zealand Dollars
NZD 3,125,000	Sell	4/28/08	2,457,175	2,444,683	12,492
New Zealand Dollars
NZD 1,315,000	Sell	4/28/08	1,037,870	1,028,723	9,148
Philippines Pesos
PHP 98,000,000	Sell	4/14/08	2,376,334	2,343,228	33,106
Philippines Pesos
PHP 62,000,000	Sell	4/30/08	1,481,836	1,480,314	1,521
Philippines Pesos
PHP 103,000,000	Sell	4/30/08	2,461,171	2,459,232	1,939
Poland Zlotych
PLN 5,600,000	Sell	4/14/08	2,442,375	2,513,777	(71,401)
Poland Zlotych
PLN 5,650,000	Sell	4/21/08	2,500,498	2,534,726	(34,228)
Sweden Kronor
SEK 4,220,000	Sell	5/14/08	660,169	708,546	(48,376)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Sweden Kronor
SEK 4,150,000	Sell	4/10/08	648,600	698,086	$(49,487)
Sweden Kronor
SEK 5,380,000	Sell	5/14/08	818,083	903,312	(85,229)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Sweden Kronor
SEK 70,000	Sell	4/10/08	11,431	11,775	$(344)
Singapore Dollars
SGD 510,000	Sell	4/10/08	359,890	370,698	(10,808)
Singapore Dollars
SGD 3,350,000	Sell	4/14/08	2,421,640	2,435,450	(13,810)
Singapore Dollars
SGD 3,475,000	Sell	4/24/08	2,516,129	2,527,549	(11,421)
Singapore Dollars
SGD 1,550,000	Sell	4/28/08	1,115,814	1,127,615	(11,800)
Singapore Dollars
SGD 3,010,000	Sell	4/24/08	2,167,710	2,189,330	(21,620)
Singapore Dollars
SGD 1,580,000	Sell	4/28/08	1,136,609	1,149,439	(12,831)
Turkey New Lira
TRY 3,025,000	Sell	4/14/08	2,355,699	2,255,376	100,323
Turkey New Lira
TRY 2,980,000	Sell	4/17/08	2,318,038	2,219,349	98,689
Turkey New Lira
TRY 440,000	Sell	4/1/08	344,291	329,761	14,530
Turkey New Lira
TRY 3,175,000	Sell	4/21/08	2,516,865	2,361,057	155,808
Turkey New Lira
TRY 2,470,000	Sell	4/28/08	1,914,729	1,832,001	82,727
Turkey New Lira
TRY 2,460,000	Sell	4/28/08	1,915,873	1,824,584	91,289
Turkey New Lira
TRY 1,275,000	Sell	4/28/08	971,984	945,669	26,315
Turkey New Lira
TRY 1,275,000	Sell	4/28/08	968,477	945,669	22,808
Taiwan New Dollars
TWD 31,530,000	Sell	4/21/08	1,039,325	1,043,353	(4,028)
Taiwan New Dollars
TWD 69,000,000	Sell	4/30/08	2,323,232	2,288,405	34,827
South Africa Rand
ZAR 17,980,000	Sell	5/30/08	2,190,028	2,184,783	5,245

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

At March 31, 2008 the following forward currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
South Africa Rand
ZAR 19,300,000	Sell	4/14/08	2,350,462	2,371,251	$(20,789)
South Africa Rand
ZAR 20,400,000	Sell	4/25/08	2,474,647	2,499,319	(24,672)
					$(5,466,131)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited)

ING Oppenheimer Strategic Income Portfolio Open Futures Contracts on March 31, 2008

	Number of	Notional		Unrealized Appreciation/
Contract Description	Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
Amsterdam Exchanges Index	4	558,059	04/18/08	$25,923
Canada 10-Year Bond	27	3,150,723	06/19/08	107,528
Euro-Schatz	230	37,947,222	06/06/08	(274,114)
Japanese Government Bonds 10-Year Mini	45	6,340,991	06/10/08	15,542
Long Gilt	1	220,890	06/26/08	5,866
S&P/MIB Index	2	483,762	06/20/08	4,647
S&P/TSE 60 Index	8	1,224,882	06/19/08	6,968
U.S. Treasury 2-Year Note	128	27,476,001	06/30/08	(7,321)
U.S. Treasury 5-Year Note	917	104,752,926	06/30/08	354,875
U.S. Treasury 10-Year Note	16	1,903,250	06/19/08	2,084
U.S. Treasury Long Bond	327	38,846,580	06/19/08	258,874
				$500,872
Short Contracts
Australia 10-Year Bond	12	(1,091,800)	06/16/08	$2,071
CAC40 10 Euro	14	(1,041,695)	04/18/08	(37,548)
DAX Index	10	(2,603,172)	06/20/08	(69,773)
Euro-Bund	72	(13,183,499)	06/06/08	183,709
FTSE/JSE Top 40 Index	16	(551,714)	06/19/08	528
FTSE 100 Index	18	(2,039,276)	06/20/08	(59,454)
H-Shares Index	7	(538,133)	04/29/08	(3,600)
Mexico Bolsa Index	19	(559,409)	06/20/08	(32,954)
NASDAQ 100 E-Mini	59	(2,112,790)	06/20/08	(3,742)
NIKKEI 225	12	(1,503,612)	06/12/08	(9,262)
OMXS30 Index	73	(1,142,881)	04/25/08	(31,214)
S&P 500	10	(3,310,000)	06/19/08	(41,530)
S&P 500 E-Mini	112	(7,414,400)	06/20/08	(248,797)
SGX CNX Nifty Index	50	(471,500)	04/24/08	16,848
				$(334,718)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$18,794,495	$166,153
Level 2- Other Significant Observable Inputs	504,050,245	(2,442,425)
Level 3- Significant Unobservable Inputs	123,699,694	3,002,618
Total	$646,544,434	$726,346

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$110,507,455	$1,893,269
Net purchases (sales)	12,690,573	727,972
Total realized and unrealized gain (loss)	501,666	381,377
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$123,699,694	$3,002,618

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 35.0%
			Agriculture: 0.1%
$300,000		C	Reynolds American, Inc., 7.625%, due 06/01/16	$317,149
				317,149
			Auto Manufacturers: 0.6%
	1,400,000	C	DaimlerChrysler NA Holding Corp., 3.218%, due 03/13/09	1,383,011
	1,990,000		DaimlerChrysler NA Holding Corp., 6.800%, due 08/03/14	1,655,294
				3,038,305
			Banks: 15.1%
	200,000		Abbey National Treasury Services PLC, 2.653%, due 07/02/08	199,427
	200,000		American Express Bank FSB, 6.000%, due 09/13/17	195,321
	3,700,000	S	American Express Centurion Bank, 2.738%, due 06/12/09	3,688,315
	200,000	L	American Express Centurion Bank, 6.000%, due 09/13/17	194,355
	900,000		Bank of America Corp., 5.750%, due 12/01/17	933,082
	6,900,000	C	Bank of America Corp., 8.000%, due 01/30/18	6,919,941
	5,500,000	S	Bank of America NA, 2.901%, due 06/12/09	5,472,412
	4,100,000	@@, S	Barclays Bank PLC, 5.450%, due 09/12/12	4,203,500
	700,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	683,991
	2,200,000	@@, #, C	BNP Paribas, 5.186%, due 06/29/15	1,847,835
	1,700,000	S	Calyon New York, 4.035%, due 01/16/09	1,699,223
	1,100,000	@@, #, C	Commonwealth Bank of Australia, 6.024%, due 03/29/49	944,522
	600,000	@@, #	Credit Agricole SA, 3.090%, due 05/28/09	600,661
	700,000	@@, #	Credit Agricole SA, 3.140%, due 05/28/10	700,562
	1,600,000	@@, C, S	Deutsche Bank AG, 6.000%, due 09/01/17	1,668,784
	1,700,000		Dexia Credit Local, 2.654%, due 09/29/08	1,700,454
	1,700,000	S	Fortis Bank SA, 2.646%, due 09/30/08	1,697,725
	1,700,000	S	Fortis Bank SA, 2.649%, due 06/30/08	1,699,468
	6,400,000	@@, #	National Australia Bank Ltd., 3.578%, due 02/08/10	6,403,085
DKK	6,050,197	@@	Nykredit Realkredit A/S, 5.000%, due 10/01/38	1,214,525
DKK	11,626,730	@@	Realkredit Danmark A/S, 5.000%, due 10/01/38	2,329,135
$1,500,000		@@, #, S	Santander U.S. Debt SA Unipersonal, 3.205%, due 02/06/09	1,494,344
	1,600,000	@@, #	Unicredit Luxembourg Finance SA, 3.768%, due 10/24/08	1,598,547
	800,000	@@, #	VTB Capital (VNESHTORGBK), 3.839%, due 08/01/08	792,000
	1,800,000		Wachovia Corp., 5.750%, due 02/01/18	1,766,335
	21,400,000	C	Wachovia Corp., 7.980%, due 02/08/49	21,090,406
	2,800,000		Wells Fargo & Co., 5.625%, due 12/11/17	2,869,336
				74,607,291
			Biotechnology: 0.3%
	1,400,000	C	Amgen, Inc., 3.170%, due 11/28/08	1,398,624
				1,398,624
			Building Materials: 0.2%
	800,000	@@, #, C, L	C8 Capital SPV Ltd., 6.640%, due 12/31/49	740,596
				740,596
			Chemicals: 0.1%
	400,000	C	Rohm & Haas Co., 6.000%, due 09/15/17	406,760
				406,760
			Computers: 1.2%
	5,700,000	C, S	International Business Machines Corp., 5.700%, due 09/14/17	5,982,013
				5,982,013
			Diversified Financial Services: 11.4%
	700,000		American Express Co., 7.000%, due 03/19/18	736,194
	1,300,000		American General Finance Corp., 6.900%, due 12/15/17	1,272,665
	900,000		Bear Stearns Cos., Inc., 3.160%, due 08/21/09	851,665
	3,900,000	S	Bear Stearns Cos., Inc., 4.325%, due 07/16/09	3,768,543
	3,000,000		Caterpillar Financial Services Corp., 4.850%, due 12/07/12	3,071,385
	400,000		CitiFinancial, 6.625%, due 06/01/15	408,394
	500,000		Citigroup Funding, Inc., 2.606%, due 06/26/09	492,991
	700,000	S	Citigroup, Inc., 5.300%, due 10/17/12	702,447
	1,900,000	S	Citigroup, Inc., 5.500%, due 08/27/12	1,912,635
	100,000	S	Citigroup, Inc., 5.625%, due 08/27/12	99,105
	500,000		Citigroup, Inc., 5.850%, due 07/02/13	507,883
	1,900,000	S	Citigroup, Inc., 6.000%, due 08/15/17	1,876,786
	1,200,000	C	Citigroup, Inc., 8.300%, due 12/21/57	1,185,667
	1,900,000	L	Ford Motor Credit Co., 5.800%, due 01/12/09	1,810,432
	200,000		Ford Motor Credit Co., 7.250%, due 10/25/11	164,406
	100,000		Ford Motor Credit Co., 7.375%, due 02/01/11	83,436
	1,800,000		General Electric Capital Corp., 2.931%, due 03/12/10	1,791,095
	1,700,000	S	General Electric Capital Corp., 3.135%, due 08/15/11	1,662,190
	4,800,000		General Electric Capital Corp., 5.500%, due 09/15/67	7,166,278
	400,000		General Motors Acceptance Corp., 3.749%, due 09/23/08	377,420
	4,000,000	S	Goldman Sachs Group, Inc., 4.178%, due 07/23/09	3,965,888
	200,000		Goldman Sachs Group, Inc., 5.950%, due 01/18/18	198,413
	2,000,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	2,016,424
	3,200,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	2,986,154
	1,600,000	S	HSBC Finance Corp., 3.954%, due 10/21/09	1,544,821
	1,000,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	1,044,751
	2,000,000	S	Lehman Brothers Holdings, Inc., 3.233%, due 05/25/10	1,790,288
	2,700,000		Lehman Brothers Holdings, Inc., 6.200%, due 09/26/14	2,666,577
	3,700,000	S	Merrill Lynch & Co., Inc., 3.178%, due 05/08/09	3,639,450
	300,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	304,981

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value

		Diversified Financial Services (continued)
$1,800,000		Morgan Stanley, 3.212%, due 05/07/09	$1,770,397
100,000	C, L	Morgan Stanley, 5.300%, due 03/01/13	99,770
800,000		Morgan Stanley, 5.950%, due 12/28/17	774,570
1,600,000	C, L	Morgan Stanley, 6.250%, due 08/28/17	1,594,072
700,000	@@, #, C, L	Santander Perpetual SA Unipersonal, 6.671%, due 10/24/17	631,886
1,100,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	921,405
500,000	#, C	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	474,752
			56,366,216
		Electric: 0.5%
300,000	C, S	Columbus Southern Power Co., 6.600%, due 03/01/33	293,948
2,100,000	@@, #, C	Enel Finance International SA, 6.250%, due 09/15/17	2,182,635
100,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	99,753
			2,576,336
		Healthcare - Services: 0.5%
2,000,000		HCA, Inc., 4.950%, due 11/14/13	1,842,322
600,000	C	UnitedHealth Group, Inc., 4.875%, due 02/15/13	593,309
			2,435,631
		Insurance: 0.9%
3,000,000		American International Group, Inc., 5.850%, due 01/16/18	2,949,435
1,300,000	#	Metropolitan Life Global Funding I, 3.110%, due 05/17/10	1,273,711
			4,223,146
		Lodging: 0.2%
800,000	C	Mandalay Resort Group, 6.500%, due 07/31/09	801,000
			801,000
		Media: 0.3%
1,500,000		CSC Holdings, Inc., 4.750%, due 02/24/13	1,405,529
			1,405,529
		Mining: 0.0%
200,000	@@, C	Vale Overseas Ltd., 6.250%, due 01/23/17	199,676
			199,676
		Office/Business Equipment: 0.1%
700,000	C	Xerox Corp., 9.750%, due 01/15/09	727,437
			727,437
		Pharmaceuticals: 0.1%
300,000	@@, C	AstraZeneca PLC, 5.900%, due 09/15/17	317,695
200,000	@@, C	AstraZeneca PLC, 6.450%, due 09/15/37	215,331
			533,026
		Pipelines: 0.6%
2,600,000	C	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	2,579,689
300,000	#	Williams Cos., Inc., 6.375%, due 10/01/10	309,000
			2,888,689
		Retail: 0.6%
2,700,000	C	CVS Caremark Corp., 5.750%, due 08/15/11	2,826,611
			2,826,611
		Telecommunications: 1.9%
24,000	C	AT&T Corp., 7.300%, due 11/15/11	26,016
400,000	C, S	AT&T, Inc., 4.125%, due 09/15/09	402,366
600,000	C	AT&T, Inc., 4.950%, due 01/15/13	602,668
600,000	C	AT&T, Inc., 5.500%, due 02/01/18	588,584
4,500,000	C	AT&T, Inc., 6.300%, due 01/15/38	4,365,473
2,500,000	C, S	BellSouth Corp., 5.200%, due 09/15/14	2,499,248
30,000	C, S	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	32,653
600,000	C	Qwest Corp., 5.625%, due 11/15/08	600,000
200,000	C	Qwest Corp., 8.875%, due 03/15/12	205,000
			9,322,008
		Transportation: 0.3%
1,600,000	C	Union Pacific Corp., 5.700%, due 08/15/18	1,593,821
			1,593,821
		Total Corporate Bonds/Notes
		(Cost $172,741,265)	172,389,864
U.S. GOVERNMENT AGENCY OBLIGATIONS: 76.8%
		Federal Home Loan Mortgage Corporation: 20.3%
1,035,547	C	2.968%, due 07/15/19	1,019,854
4,712,789	C	2.968%, due 08/15/19	4,639,571
6,326,430	C	2.968%, due 10/15/20	6,221,732
1,018,636	C	3.000%, due 05/15/22	1,017,359
4,269,539	C	3.048%, due 02/15/19	4,243,039
329,175	C, S	3.500%, due 05/15/22	328,969
1,233,034	C, S	3.500%, due 11/15/22	1,232,445
27,685	C	3.500%, due 07/15/32	27,116
677,332	C	3.875%, due 03/25/24	678,866
1,223,920	C	4.000%, due 06/15/22	1,226,049
1,421,741	C	4.500%, due 11/15/13	1,428,158
1,653,315	C	4.500%, due 06/15/17	1,680,135
43,611	C	5.000%, due 09/15/16	43,832
3,390,082	C	5.000%, due 12/15/23	3,437,271
1,484,316	C	5.000%, due 01/15/24	1,494,352
1,687,448	C, S	5.000%, due 07/15/24	1,712,321
3,578,641	C	5.000%, due 04/15/26	3,632,433
445,914		5.000%, due 08/01/35	442,299
775,804		5.000%, due 09/01/35	769,515
1,389,864		5.312%, due 09/01/35	1,412,202
165,328	C	5.500%, due 03/15/17	170,434
174,886		5.500%, due 03/01/23	178,243

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value

		Federal Home Loan Mortgage Corporation (continued)
$365,282		5.500%, due 05/01/23	$372,295
4,043		5.500%, due 08/15/30	4,170
39,000,000	W	5.500%, due 04/01/33	39,383,916
410,950		5.500%, due 05/01/35	415,822
2,026,090	S	5.500%, due 05/01/35	2,050,108
3,879,302		5.500%, due 06/01/37	3,921,622
1,920,421		5.500%, due 09/01/37	1,941,371
388,240	C	5.722%, due 10/25/44	384,566
5,739		6.000%, due 10/01/17	5,920
40,690		6.000%, due 02/01/22	42,098
711,965	S	6.000%, due 03/01/23	736,100
35,413		6.000%, due 12/01/35	36,391
558,372		6.000%, due 11/01/36	573,353
475,421		6.000%, due 05/01/37	488,037
891,915		6.000%, due 07/01/37	915,583
847,528		6.000%, due 08/01/37	870,019
386,267		6.000%, due 09/01/37	396,517
812,261		6.000%, due 10/01/37	833,815
5,222,385		6.000%, due 11/01/37	5,360,968
1,008,685		6.000%, due 12/01/37	1,035,453
3,094,805		6.000%, due 01/01/38	3,176,930
20,936		6.692%, due 04/01/32	21,373
			100,002,622
		Federal National Mortgage Association: 56.5%
1,108,678		2.666%, due 07/25/37	1,016,183
136,918		2.719%, due 03/25/34	132,203
156,343		4.125%, due 04/25/24	161,962
1,959,170		4.208%, due 11/01/34	1,978,509
1,013,384		4.522%, due 02/01/33	1,024,204
1,159,195		4.730%, due 09/01/35	1,184,752
567,147		4.846%, due 08/01/35	572,583
99,176		5.000%, due 05/01/18	100,598
772,559		5.000%, due 11/01/18	783,629
333,639		5.000%, due 02/01/19	338,017
33,257		5.000%, due 07/25/19	33,583
63,434		5.000%, due 08/01/19	64,267
393,021		5.000%, due 10/01/19	398,179
230,966		5.000%, due 06/01/20	233,695
234,715		5.000%, due 07/01/20	237,488
9,656,696		5.000%, due 08/01/20	9,770,778
3,120,763		5.000%, due 09/01/20	3,157,631
3,051,760		5.000%, due 01/01/21	3,087,813
1,000,000	W	5.000%, due 04/15/21	1,009,531
825,730		5.000%, due 07/01/21	835,009
3,065,325		5.000%, due 06/25/27	3,110,735
800,331		5.000%, due 09/01/34	808,691
489,167		5.000%, due 08/01/35	484,944
355,325		5.000%, due 02/01/36	352,258
15,276,967	S	5.000%, due 03/01/36	15,145,073
1,000,000		5.000%, due 04/01/37	989,844
24,000,000	W	5.000%, due 05/01/37	23,703,748
87,626		5.500%, due 03/01/16	89,947
2,860,663		5.500%, due 12/01/22	2,923,376
215,352		5.500%, due 06/01/23	219,405
569,643		5.500%, due 02/01/24	580,364
78,596		5.500%, due 05/01/33	79,610
33,570		5.500%, due 07/01/33	34,004
628,535	S	5.500%, due 11/01/33	636,649
239,734		5.500%, due 11/01/33	242,829
154,627		5.500%, due 12/01/33	156,623
379,459		5.500%, due 04/01/34	384,357
72,840		5.500%, due 10/01/34	73,727
633,208	S	5.500%, due 11/01/34	640,917
277,063		5.500%, due 12/01/34	280,436
664,088	S	5.500%, due 12/01/34	672,173
321,825		5.500%, due 01/01/35	325,743
709,686	S	5.500%, due 01/01/35	718,326
17,167,890	S	5.500%, due 02/01/35	17,376,904
137,163		5.500%, due 04/01/35	138,761
652,241		5.500%, due 05/01/35	659,844
1,000,000		5.500%, due 05/01/37	1,007,031
3,460,082		5.500%, due 07/01/37	3,496,637
982,195		5.500%, due 11/01/37	992,572
986,882		5.500%, due 12/01/37	997,308
1,987,178		5.500%, due 01/01/38	2,008,172
89,200,000	W	5.500%, due 04/01/38	90,050,165
376,045		5.526%, due 10/01/44	373,602
200,875		5.627%, due 04/01/32	204,860
21,251		6.000%, due 04/01/17	21,937
258,657		6.000%, due 06/01/17	267,009
53,974		6.000%, due 01/01/18	55,717
30,159		6.000%, due 12/01/18	31,247
379,174		6.000%, due 04/01/22	391,879
856,105	S	6.000%, due 06/01/22	884,790
162,032		6.000%, due 01/01/23	167,461

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value

		Federal National Mortgage Association (continued)
$579,154		6.000%, due 05/01/36	$594,047
5,661,157		6.000%, due 09/01/36	5,806,735
5,109,514		6.000%, due 10/01/36	5,240,906
3,594,040		6.000%, due 11/01/36	3,686,461
7,194,979		6.000%, due 12/01/36	7,379,999
123,929		6.000%, due 03/01/37	127,085
211,138		6.000%, due 05/01/37	216,516
4,542,914		6.000%, due 07/01/37	4,658,606
3,785,655		6.000%, due 08/01/37	3,882,062
2,057,284		6.000%, due 09/01/37	2,109,676
11,877,957		6.000%, due 10/01/37	12,180,446
935,107		6.000%, due 11/01/37	958,921
11,574,079		6.000%, due 12/01/37	11,868,830
4,890,913		6.000%, due 01/01/38	5,015,468
13,652		6.006%, due 02/01/20	14,200
119,870		6.007%, due 12/01/36	121,319
934,699		6.229%, due 02/01/35	942,654
110,036		6.500%, due 03/01/17	115,385
38,161		6.500%, due 07/01/29	39,899
9,800,000		6.500%, due 04/01/31	10,150,654
645,136		6.500%, due 09/01/37	668,813
1,500,000		6.500%, due 06/17/38	1,594,035
14,081		6.825%, due 09/01/31	14,246
3,032,195		7.500%, due 08/25/35	3,139,450
			278,426,702
		Government National Mortgage Association: 0.0%
39,957	C	3.218%, due 03/16/32	39,339
			39,339
		Total U.S. Government Agency Obligations
		(Cost $373,713,706)	378,468,663
U.S. TREASURY OBLIGATIONS: 0.4%
		U.S. Treasury Notes: 0.4%
1,800,000		2.750%, due 02/28/13	1,825,313
		Total U.S. Treasury Obligations
		(Cost $1,837,446)	1,825,313
ASSET-BACKED SECURITIES: 2.2%
		Credit Card Asset-Backed Securities: 0.5%
700,000	C	BA Credit Card Trust, 3.398%, due 04/15/13	693,160
1,700,000	C	First USA Credit Card Master Trust, 2.935%, due 04/18/11	1,698,083
			2,391,243
		Home Equity Asset-Backed Securities: 0.1%
718,798	C	HFC Home Equity Loan Asset-Backed Certificates, 2.826%, due 01/20/34	583,464
			583,464
		Other Asset-Backed Securities: 1.6%
462,041	C	Countrywide Asset-Backed Certificates, 2.629%, due 01/25/46	452,498
238,564	C	Countrywide Asset-Backed Certificates, 2.649%, due 01/25/37	235,874
1,338,384	C	Countrywide Asset-Backed Certificates, 2.679%, due 10/25/37	1,273,267
3,211,332	C	Countrywide Asset-Backed Certificates, 2.779%, due 09/25/36	3,003,508
468,853	C	JPMorgan Mortgage Acquisition Corp., 2.649%, due 08/25/36	453,035
717,981	C	JPMorgan Mortgage Acquisition Corp., 2.659%, due 04/01/37	662,775
58,753	C	Long Beach Mortgage Loan Trust, 2.879%, due 10/25/34	53,119
606,620	C	Morgan Stanley Capital I, 2.649%, due 11/25/36	588,367
1,038,591	C	WAMU Asset-Backed Certificates, 2.649%, due 01/25/37	972,991
			7,695,434
		Total Asset-Backed Securities
		(Cost $11,247,085)	10,670,141
COLLATERALIZED MORTGAGE OBLIGATIONS: 10.9%
484,147	C	Adjustable Rate Mortgage Trust, 4.589%, due 05/25/35	476,721
654,137	C	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	597,783
800,000	C	Banc of America Commercial Mortgage, Inc., 5.930%, due 05/10/45	809,881
904,685	C	Banc of America Funding Corp., 4.113%, due 05/25/35	848,057
608,179	C	Banc of America Funding Corp., 6.142%, due 01/20/47	527,761
207,414	C, S	Banc of America Mortgage Securities, Inc., 3.049%, due 01/25/34	198,121
708,894	C	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	668,443
367,569	C	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	338,090
5,537,733	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.125%, due 03/25/35	5,303,222
5,198,288	C, S	Bear Stearns Adjustable Rate Mortgage Trust, 4.125%, due 03/25/35	4,961,474
697,739	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	673,667
1,113,674	C	Bear Stearns Adjustable Rate Mortgage Trust, 5.072%, due 11/25/34	1,081,727
468,016	C, S	Bear Stearns Alternative-A Trust, 5.371%, due 05/25/35	405,555
277,225	C	Bear Stearns Alternative-A Trust, 5.706%, due 09/25/35	227,991
816,328	C	Bear Stearns Alternative-A Trust, 5.792%, due 11/25/36	553,898
729,408		Bear Stearns Structured Products, Inc., 5.681%, due 01/26/36	616,935
463,590		Bear Stearns Structured Products, Inc., 5.783%, due 12/26/46	383,564
869,455	C	Citigroup Mortgage Loan Trust, Inc., 4.682%, due 08/25/35	847,007
172,651	C	Countrywide Alternative Loan Trust, 2.746%, due 11/20/35	161,962
239,158	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 2.919%, due 03/25/35	185,294
1,270,882	#, C, S	Countrywide Home Loan Mortgage Pass-through Trust, 2.939%, due 03/25/35	1,120,249

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,260,371		C	Countrywide Home Loan Mortgage Pass-through Trust, 4.723%, due 02/20/35	$1,221,911
709,940		C	Countrywide Home Loan Mortgage Pass-through Trust, 4.800%, due 11/25/34	666,883
242,820		C	Downey Savings & Loan Association Mortgage Loan Trust, 6.713%, due 07/19/44	219,266
439,222		C	First Horizon Asset Securities, Inc., 5.370%, due 08/25/35	413,577
1,945,254		C	Freddie Mac, 5.922%, due 07/25/44	1,900,070
341,354		C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	335,717
585,382		C	Greenpoint Mortgage Pass-through Certificates, 4.386%, due 10/25/33	561,451
729,942		#	GS Mortgage Securities Corp. II, 2.831%, due 03/06/20	674,807
928,120		C	GSR Mortgage Loan Trust, 4.539%, due 09/25/35	874,965
105,317		C	GSR Mortgage Loan Trust, 5.312%, due 06/25/34	99,169
7,014		C	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	6,716
290,913		C	Harborview Mortgage Loan Trust, 2.779%, due 05/19/35	229,321
604,399		C	Harborview Mortgage Loan Trust, 5.137%, due 07/19/35	578,037
314,281		C	Indymac Index Mortgage Loan Trust, 5.051%, due 12/25/34	286,716
800,000		C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	777,759
2,500,000		C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	2,424,402
4,300,000		C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	4,185,106
1,785,556		C	JPMorgan Mortgage Trust, 4.766%, due 07/25/35	1,717,752
535,655		C	JPMorgan Mortgage Trust, 5.023%, due 02/25/35	487,578
387,018		C	Lehman XS Trust, 2.679%, due 07/25/46	375,585
624,426		C	MASTR Adjustable Rate Mortgages Trust, 3.787%, due 11/21/34	616,672
299,103		C	Merrill Lynch Mortgage Investors, Inc., 2.809%, due 02/25/36	240,392
667,807		C	Merrill Lynch Mortgage Investors, Inc., 6.033%, due 05/25/33	619,125
239,062		C	MLCC Mortgage Investors, Inc., 2.849%, due 11/25/35	177,504
152,518		C	MLCC Mortgage Investors, Inc., 3.599%, due 10/25/35	132,059
837,944		C, S	RAAC Series, 5.000%, due 09/25/34	817,778
159,121		C, S	Residential Accredit Loans, Inc., 2.999%, due 03/25/33	138,266
192,076		C	Residential Asset Securitization Trust, 2.999%, due 05/25/33	165,813
33,601		C, S	Residential Funding Mortgage Security I, 6.500%, due 03/25/32	32,139
249,530		C, S	Sequoia Mortgage Trust, 2.886%, due 07/20/33	238,142
727,177		C	Sequoia Mortgage Trust, 4.080%, due 04/20/35	665,849
907,100		C	SLM Student Loan Trust, 3.321%, due 10/27/14	902,711
300,000		C	SLM Student Loan Trust, 3.470%, due 01/26/15	298,406
289,490		C	Structured Adjustable Rate Mortgage Loan Trust, 5.540%, due 08/25/35	244,006
643,652		C	Structured Asset Mortgage Investments, Inc., 2.809%, due 07/19/35	502,459
523,471		#, C	Structured Asset Securities Corp., 5.463%, due 10/25/35	499,137
1,369,166		C	Thornburg Mortgage Securities Trust, 2.719%, due 09/25/46	1,279,619
977,604		#	Wachovia Bank Commercial Mortgage Trust, 2.898%, due 06/15/20	900,566
216,503		C, S	Washington Mutual Mortgage Pass-through Certificates, 2.909%, due 01/25/45	172,777
208,250		C, S	Washington Mutual Mortgage Pass-through Certificates, 2.919%, due 01/25/45	166,324
526,980		C, S	Washington Mutual Mortgage Pass-through Certificates, 3.139%, due 12/25/27	467,438
64,310		C, S	Washington Mutual Mortgage Pass-through Certificates, 5.220%, due 02/27/34	61,164
1,101,163		C	Washington Mutual Mortgage Pass-through Certificates, 5.470%, due 07/25/46	744,204
1,236,280		C	Washington Mutual Mortgage Pass-through Certificates, 5.470%, due 08/25/46	1,083,226
32,625		C	Washington Mutual Mortgage Pass-through Certificates, 5.726%, due 08/25/42	30,036
1,403,575		C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.988%, due 12/25/34	1,317,702
709,083		C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.399%, due 05/25/35	675,018
898,861		C	Wells Fargo Mortgage-Backed Securities Trust, 4.947%, due 01/25/35	844,473
600,000		C	Wells Fargo Mortgage-Backed Securities Trust, 5.517%, due 08/25/36	573,335

			Total Collateralized Mortgage Obligations
			(Cost $56,757,014)	53,630,530
MUNICIPAL BONDS: 0.5%
			California: 0.1%
450,000		C	Orange County Sanitation District, 7.500%, due 02/01/33	436,095
				436,095
			Lousiana: 0.0%
100,000		C, S	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	92,816
				92,816
			Ohio: 0.1%
400,000		C	Buckeye Tobacco Settlement Financing Authority, 5.875%, due 06/01/30	369,888
				369,888
			Rhode Island: 0.0%
200,000		C, S	Tobacco Settlement Financing Corp., 6.250%, due 06/01/42	191,568
				191,568
			Texas: 0.1%
700,000		C	State of Texas, 4.750%, due 04/01/37	674,394
				674,394
			Wisconsin: 0.2%
170,000		C	Badger TOB Asset Securitization Corp., 6.125%, due 06/01/27	170,445
800,000		C, S	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	788,184
				958,629
			Total Municipal Bonds
			(Cost $2,809,334)	2,723,390
OTHER BONDS: 0.5%
			Foreign Government Bonds: 0.5%
600,000		#	Export-Import Bank of China, 4.875%, due 07/21/15	602,519
BRL	2,000,000		Federative Republic of Brazil, 10.250%, due 01/10/28	1,066,849
$250,000			Panama Government International Bond, 8.875%, due 09/30/27	320,000
84,000			Panama Government International Bond, 9.625%, due 02/08/11	96,264
BRL	900,000		Republic of Brazil, 12.500%, due 01/05/22	559,070
			Total Other Bonds
			(Cost $2,512,311)	2,644,702

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares		Value
PREFERRED STOCK: 0.6%
	Banks: 0.6%
3,000	Bank of America Corp.	$3,099,000

	Total Preferred Stock
	(Cost $3,000,000)	3,099,000

# of	Notional		Value
Contracts	Amount		in $
PURCHASED OPTIONS: 0.8%
		Options on Exchange-Traded Futures Contracts: 0.0%
357		Put Option CME
		90-Day Eurodollar Future 06/08
		Strike @ $92.50-Exp 06/16/08	$—
70		Put Option CME
		90-Day Eurodollar Future 09/08
		Strike @ $92.25-Exp 09/15/08	—
612		Put Option CME
		90-Day Eurodollar Future 09/08
		Strike @ $92.50-Exp 09/15/08	—
145		Put Option CME
		90-Day Eurodollar Future 12/08
		Strike @ $92.75-Exp 12/15/08	906
510		Put Option CME
		90-Day Eurodollar Future 03/09
		Strike @ $93.00-Exp 03/16/09	3,188
300		Put Option LIFFE
		90-Day Sterling Future 06/08
		Strike @ 93.25 (GBP) - Exp 06/18/08	7,442
650		Put Option LIFFE
		90-Day Sterling Future 12/08
		Strike @ 91.25 (GBP) - Exp 12/17/08	—
75		Put Option LIFFE
		90-Day Sterling Future 12/08
		Strike @ 91.50 (GBP) - Exp 12/17/08	—
180		Put Option LIFFE
		90-Day Sterling Future 12/09
		Strike @ 90.50 (GBP) - Exp 12/16/09	—
189		Call Option CBOT
		US Treasury 2-Year Note Future 06/08
		Strike @ $110.50 - Exp 05/23/08	2,952
20		Call Option CBOT
		US Treasury 5-Year Note Future 06/08
		Strike @ $124.50 - Exp 05/23/08	156
			14,644
		Foreign Currency Options: 0.1%
3,000,000		Call Option OTC - Credit Suisse
		USD vs JPY
		Strike @ 104 - Exp 03/17/10	61,575
3,000,000		Put Option OTC - Credit Suisse
		USD vs JPY
		Strike @ 104 - Exp 03/17/10	277,464
			339,039
		Interest Rate Swaptions: 0.7%
30,000,000		Call Swaption OTC - Lehman Brothers Special Financing Inc.
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.750% - Exp 09/26/08	1,229,721
26,200,000		Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.750% - Exp 09/26/08	1,073,956
24,100,000		Call Swaption OTC - The Royal Bank of Scotland PLC
		3-month USD-LIBOR - Fund Pays Floating
		Strike @ 3.150% - Exp 12/15/08	311,149
2,100,000		Call Swaption OTC - The Royal Bank of Scotland PLC
		3-Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.150% - Exp 12/15/08	27,113
39,000,000		Call Swaption OTC - Barclays Bank PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.500% - Exp 02/02/09	651,861
11,400,000		Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.150% - Exp 02/02/09	140,940
5,300,000		Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.600% - Exp 07/02/09	81,748
			3,516,488

		Total Purchased Options
		(Cost $1,311,164)	3,870,171

		Total Long-Term Investments
		(Cost $625,929,325)	629,321,774

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 5.8%
		Commercial Paper: 3.2%
$4,100,000		Bank of Scotland PLC, 2.820%, due 05/14/08		$4,085,923
11,800,000		Den Norske Bank ASA, 3.090%, due 04/30/08		11,769,706
		Total Commercial Paper
		(Cost $15,855,629)		15,855,629

		U.S. Government Agency Obligations: 0.6%
3,000,000	Z	Federal Home Loan Bank, 1.500%, due 04/01/08		2,999,875

		Total U.S. Government Agency Obligations
		(Cost $2,999,875)		2,999,875

		U.S. Treasury Bills: 0.1%
500,000	Z, L	1.350%, due 05/29/08		498,896

		Total U.S. Treasury Bills
		(Cost $498,896)		498,896

		Securities Lending Collateral(cc): 1.9%
9,073,000		Bank of New York Mellon Corp. Institutional Cash Reserves		9,073,000

		Total Securities Lending Collateral
		(Cost $9,073,000)		9,073,000

		Total Short-Term Investments
		(Cost $28,427,400)		28,427,400

		Total Investments in Securities
		(Cost $654,356,725)*	133.5%	$657,749,174
		Other Assets and Liabilities - Net	(33.5)	(165,014,023)
		Net Assets	100.0%	$492,735,151

@@	Foreign Issuer
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
BRL	Brazilian Real
DKK	Danish Krone

*	Cost for federal income tax purposes is $653,300,428.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$9,614,685
	Gross Unrealized Depreciation	(7,165,939)
	Net Unrealized Depreciation	$2,448,746

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Credit Default Swap Agreements Outstanding on March 31, 2008:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	150,000	$(80,438)
Goldman Sachs International	ABX.HE.A.06-1 Index	Buy	(0.540)	07/25/45	USD	500,000	302,500
Merrill Lynch International	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	200,000	(106,750)
UBS AG	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	150,000	(80,438)
Lehman Brothers Special Financing Inc.	Bellsouth Corp. 5.200%, 09/15/14	Buy	(0.325)	09/20/14	USD	3,500,000	56,879
Morgan Stanley Capital Services Inc.	CDX.EM.3 Index	Sell	2.100	06/20/10	USD	900,000	32,456
Citibank N.A., New York	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	2.144	06/20/12	USD	500,000	(43,823)
Merrill Lynch International	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	1.833	06/20/12	USD	1,000,000	(99,410)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	2.080	06/20/12	USD	1,000,000	(90,067)
Citibank N.A., New York	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.401	06/20/12	USD	993,654	(38,759)
Merrill Lynch International	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	500,000	(2,041)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	2,000,000	(6,190)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.5 Index (10-15% Tranche)	Sell	0.460	12/20/15	USD	1,400,000	(209,754)
Goldman Sachs International	CDX.NA.IG.7 Index	Sell	0.650	12/20/16	USD	12,900,000	(639,149)
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index	Sell	0.600	12/20/12	USD	2,900,000	29,311
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.708	12/20/12	USD	3,000,000	26,153
The Royal Bank of Scotland PLC	CIT Group 7.750%, 04/02/12	Sell	5.170	03/20/13	USD	800,000	(87,568)
Barclays Bank PLC	Citifinancial 6.625%, 06/01/15	Buy	(0.145)	06/20/15	USD	400,000	37,876
Morgan Stanley Capital Services Inc.	CMBX-NA-AAA 3 Index	Sell	0.080	12/13/49	USD	4,200,000	241,277
Morgan Stanley Capital Services Inc.	CVS Corp. 5.750%, 08/15/11	Buy	(0.235)	09/20/11	USD	2,800,000	24,199
Barclays Bank PLC	Federal Home Loan Mortgage Corp. 5.080%, 02/07/19	Sell	0.720	03/20/13	USD	1,100,000	11,336
Goldman Sachs International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	3.850	09/20/12	USD	100,000	(18,940)
Barclays Bank PLC	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.600	12/20/12	USD	1,300,000	(73,588)
Morgan Stanley Capital Services Inc.	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	USD	500,000	(17,562)
Morgan Stanley Capital Services Inc.	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.480	02/20/13	USD	2,300,000	(52,322)
HSBC Bank USA, N.A.	GAZ Capital (GAZPROM) LPN 9.625%, 03/01/13	Sell	0.970	11/20/08	USD	600,000	(4,237)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.620	03/20/11	USD	1,200,000	(19,860)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.640	12/20/12	USD	1,200,000	(34,220)
Goldman Sachs International	General Motors 7.125%, 07/15/13	Sell	9.050	03/20/13	USD	700,000	(48,043)
Goldman Sachs International	General Motors 7.125%, 07/15/13	Sell	8.900	03/20/13	USD	700,000	(51,320)
Lehman Brothers Special Financing Inc.	General Motors 7.125%, 07/15/13	Sell	8.550	03/20/13	USD	2,400,000	(202,242)
BNP Paribas	General Motors 7.125%, 07/15/14	Sell	4.800	12/20/12	USD	100,000	(18,205)
Citibank N.A., New York	General Motors 7.125%, 07/15/15	Sell	4.600	12/20/12	USD	100,000	(18,774)
Deutsche Bank AG	General Motors 7.125%, 07/15/16	Sell	4.500	12/20/12	USD	100,000	(19,058)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	3.200	09/20/12	USD	200,000	(50,243)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	4.000	09/20/12	USD	1,900,000	(441,223)
Lehman Brothers Special Financing Inc.	GMAC LLC 6.875%, 08/28/12	Sell	6.800	12/20/08	USD	200,000	(10,727)
Merrill Lynch International	GMAC LLC 6.875%, 08/28/12	Sell	1.850	09/20/09	USD	1,000,000	(143,323)
BNP Paribas	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	1,200,000	138,881
Deutsche Bank AG	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	4,500,000	537,315
Barclays Bank PLC	Lehman Brothers Hldgs. 6.625%, 01/18/12	Sell	0.190	09/20/08	USD	1,900,000	(15,390)
The Royal Bank of Scotland PLC	Lehman Brothers Hldgs. 6.625%, 01/18/12	Sell	0.300	09/20/08	USD	1,300,000	(10,213)
Citibank N.A., New York	Noble Corp. 5.875%, 06/01/13	Buy	(0.520)	06/20/12	USD	1,000,000	4,122
UBS AG	Nordstrom Inc. 6.950%, 03/15/28	Buy	(0.370)	06/20/17	USD	1,100,000	77,147
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750%, 03/10/14	Sell	0.400	12/20/08	USD	200,000	(98)
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875%, 01/15/30	Buy	(2.110)	10/20/10	USD	100,000	(32)
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875%, 01/15/30	Buy	(2.200)	10/20/10	USD	100,000	(224)
Deutsche Bank AG	Reynolds American Inc. 7.625%, 06/01/16	Sell	1.280	06/20/17	USD	600,000	(8,686)
BNP Paribas	SLM Corp. 5.125%, 08/27/12	Sell	5.150	03/20/09	USD	1,400,000	(58,753)
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	4.850	03/20/13	USD	700,000	(83,274)
Barclays Bank PLC	Ukraine Government 7.650%, 06/11/13	Sell	0.710	12/20/08	USD	100,000	(185)
Deutsche Bank AG	Ukraine Government 7.650%, 06/11/13	Sell	0.720	12/20/08	USD	100,000	(183)
UBS AG	Wachovia Corp. 3.625%, 02/17/09	Sell	1.240	03/20/13	USD	1,200,000	(28,612)
Citibank N.A., New York	Weyerhaeuser Co. 6.75%, 03/15/12	Buy	(1.000)	06/20/17	USD	1,100,000	61,855
							(1,332,617)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2008:

	Termination Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate based on YTM of 2-year US Treasury Note plus 0.710% and pay a floating rate based on USD 3-month USD-LIBOR Counterparty: BNP Paribas	02/05/09	USD	2,000,000	$(3,257)

Receive a fixed rate based on YTM of 2-year US Treasury Note plus 0.7625% and pay a floating rate based on 3-month USD-LIBOR Counterparty: BNP Paribas	02/05/09	USD	3,900,000	(9,388)

Receive, if positive, 600,000 x (30-day USD-constant maturity mortgage rate - 5.0)% x 10,000 Pay, if negative, the absolute value of 600,000 x (30-day USD-constant maturity mortgage rate - 5.0)% x 10,000 Counterparty: Merrill Lynch Capital Services, Inc.	02/20/09	USD	1,400,000	(75,487)

Receive, if positive, 1,000,000 x (30-day USD-constant maturity mortgage rate - 5.5)% x 10,000 Pay, if negative, the absolute value of 1,000,000 x (30-day USD-constant maturity mortgage rate - 5.5)% x 10,000 Counterparty: Merrill Lynch Capital Services, Inc.	05/21/09	USD	1,700,000	(60,878)

Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR Counterparty: Citibank N.A., London	06/15/09	NZD	5,200,000	(51,042)

Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR Counterparty: JPMorgan Chase Bank, N.A.	06/15/09	NZD	21,000,000	(124,841)

Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	06/19/09	GBP	7,400,000	147,389

Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/19/09	GBP	2,100,000	39,275

Receive a fixed rate equal to 7.000% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: UBS AG	09/15/09	AUD	12,900,000	(49,173)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month EUR-Euribor Counterparty: Deutsche Bank AG, Frankfurt	12/19/09	EUR	4,200,000	55,268

Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	12/19/09	GBP	800,000	30,202

Receive a fixed rate equal to 7.500% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: UBS AG	03/15/10	AUD	1,000,000	6,170

Receive a fixed rate equal to 4.500% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Morgan Stanley Capital Services Inc.	03/19/10	EUR	2,900,000	27,069

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG, Frankfurt	06/18/10	GBP	900,000	2,092

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	06/18/10	USD	20,200,000	471,034

Receive a fixed rate equal to 4.000% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Morgan Stanley Capital Services Inc.	06/18/10	EUR	3,400,000	(11,880)

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/18/10	USD	65,900,000	270,187

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC, London	09/15/10	BRL	2,900,000	(52,092)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/15/10	GBP	900,000	27,683

Receive a fixed rate equal to 2.090% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	10/15/10	BRL	2,100,000	(30,746)

Receive a fixed rate equal to 2.1455% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: UBS AG, London Branch	10/15/10	JPY	50,000,000	23,321

Receive a fixed rate equal to 7.500% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: UBS AG	03/15/11	AUD	6,100,000	16,302

Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	2,900,000	(2,984)

Receive a fixed rate equal to 1.9475% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	03/15/12	EUR	1,000,000	(21,885)

Receive a fixed rate equal to 1.995% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.	03/15/12	EUR	900,000	(16,761)

Receive a fixed rate equal to 1.965% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Lehman Brothers Special Financing Inc.	03/15/12	EUR	300,000	(6,625)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	03/28/12	EUR	300,000	(6,535)

Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.	03/30/12	EUR	300,000	(6,694)

Receive a fixed rate equal to 1.950% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/30/12	EUR	300,000	(6,721)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

	Termination Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/05/12	EUR	200,000	$(4,535)

Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	04/10/12	EUR	500,000	(12,799)

Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	04/10/12	EUR	500,000	(12,256)

Receive a fixed rate equal to 1.980% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/30/12	EUR	300,000	(6,933)

Receive a fixed rate equal to 7.000% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Deutsche Bank AG, Frankfurt	03/20/13	AUD	1,300,000	(23,805)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	06/18/13	USD	1,000,000	(29,324)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG, New York	06/18/13	USD	9,700,000	(63,720)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.000% Counterparty: The Royal Bank of Scotland PLC	06/18/13	USD	47,100,000	(606,140)

Receive a fixed rate equal to 4.750% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC, London	09/17/13	GBP	600,000	(7,241)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	09/17/13	GBP	900,000	(1,912)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: HSBC Bank USA, N.A.	09/17/13	GBP	1,200,000	(3,411)

Receive a fixed rate equal to 4.000% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Morgan Stanley Capital Services Inc.	09/17/13	EUR	1,000,000	(13,282)

Receive a fixed rate equal to 4.750% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/17/13	GBP	700,000	(7,847)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	06/15/16	JPY	110,000,000	51,650

Receive a fixed rate equal to 8.720% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/05/16	MXN	22,900,000	66,093

Receive a fixed rate equal to 8.720% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Merrill Lynch Capital Services, Inc.	09/05/16	MXN	9,400,000	22,064

Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/12/16	MXN	5,700,000	35,774

Receive a fixed rate equal to 8.170% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Goldman Sachs Capital Markets, L.P.	11/04/16	MXN	20,000,000	14,678

Receive a floating rate based on 6-month AUD-BBR-BBSW and pay a fixed rate equal to 6.500% Counterparty: Deutsche Bank AG, Frankfurt	03/20/18	AUD	1,800,000	25,185

Receive a fixed rate equal to 4.000% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Barclays Bank PLC, London	06/15/18	EUR	1,600,000	66,235

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	12/15/35	GBP	1,100,000	109,155

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG, Frankfurt	12/15/35	GBP	2,900,000	213,852

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/35	GBP	4,900,000	419,050

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs Capital Markets, L.P.	06/12/36	GBP	600,000	13,275

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.500% Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/36	GBP	500,000	(59,687)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	12/15/36	GBP	100,000	(12,721)

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets, L.P.	12/19/37	GBP	100,000	(15,504)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Deutsche Bank AG, New York	06/18/38	USD	300,000	2,842

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Merrill Lynch Capital Services, Inc.	06/18/38	USD	2,000,000	(27,646)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services Inc.	06/18/38	USD	900,000	1,324

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	06/18/38	USD	2,700,000	(49,383)
				$662,034

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Options Open on March 31, 2008:

Options on Exchange-Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premium Received	Value
Call Option CBOT US Treasury 10-Year Note Future 06/08	USD	118	05/23/08	246	$284,419	$(522,750)
Call Option CBOT US Treasury 10-Year Note Future 06/08	USD	120	05/23/08	62	75,941	(73,625)
Put Option CBOT US Treasury 10-Year Note Future 06/08	USD	114	05/23/08	248	361,705	(54,250)
Put Option CBOT US Treasury 10-Year Note Future 06/08	USD	116	05/23/08	31	25,352	(16,469)
					$747,417	$(667,094)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Options Open on March 31, 2008 (continued):

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/ Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date		Notional Amount	Premium Received	Value
Call - OTC Interest Rate Swap	Barclays Bank PLC, London	3-month USD-LIBOR	Receive	4.300%	02/02/09	USD	14,300,000	$337,295	$(563,371)
Call - OTC Interest Rate Swap	Barclays Bank PLC, London	3-Month USD LIBOR	Receive	4.600%	02/02/09	USD	1,800,000	57,780	(91,574)
Call - OTC Interest Rate Swap	Lehman Brothers Special Financing, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/08	USD	13,000,000	107,263	(877,576)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	4.200%	07/02/09	USD	2,300,000	50,830	(75,914)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.250%	02/02/09	USD	3,800,000	114,570	(142,546)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.300%	12/15/08	USD	8,100,000	205,975	(325,007)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.300%	12/15/08	USD	700,000	18,900	(28,087)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	4.950%	09/26/08	USD	11,400,000	93,480	(769,566)
								$986,093	$(2,873,641)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING PIMCO Total Return:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Brazil Real
BRL 21,249,036	Buy	7/2/08	10,582,189	11,885,176	$1,302,987
Brazil Real
BRL 406,670	Buy	7/2/08	220,000	227,462	7,462
Brazil Real
BRL 4,270,672	Buy	12/2/08	2,297,913	2,339,838	41,924
Chile Pesos
CLP 45,500,000	Buy	12/10/08	93,882	103,005	9,123
Indonesia Rupiahs
IDR 595,687,500	Buy	5/27/08	67,500	64,321	(3,179)
Indonesia Rupiahs
IDR 1,191,375,000	Buy	5/27/08	135,000	128,641	(6,359)
Indonesia Rupiahs
IDR 594,337,500	Buy	5/27/08	67,500	64,175	(3,325)
India Rupees
INR 5,928,400	Buy	5/12/08	140,350	147,210	6,860
India Rupees
INR 10,686,800	Buy	5/12/08	252,047	265,367	13,320
India Rupees
INR 4,470,505	Buy	5/12/08	106,213	111,009	4,796
India Rupees
INR 5,308,781	Buy	5/12/08	126,369	131,824	5,455
India Rupees
INR 1,626,060	Buy	8/12/08	41,000	40,141	(859)
India Rupees
INR 1,549,860	Buy	8/12/08	39,000	38,260	(740)
India Rupees
INR 750,500	Buy	8/12/08	19,000	18,527	(473)
India Rupees
INR 832,575	Buy	8/12/08	21,046	20,553	(493)
India Rupees
INR 3,897,000	Buy	8/12/08	97,988	96,202	(1,786)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING PIMCO Total Return (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
India Rupees
INR 6,238,395	Buy	8/12/08	157,000	154,002	(2,998)
India Rupees
INR 5,367,600	Buy	8/12/08	135,000	132,506	(2,494)
Japanese Yen
JPY 81,158,000	Buy	5/12/08	798,249	816,291	18,042
Korea (South) Won
KRW 16,198	Buy	5/30/08	18	16	(1)
Korea (South) Won
KRW 28,140,802	Buy	5/30/08	30,472	28,438	(2,034)
Korea (South) Won
KRW 150,363,012	Buy	5/30/08	161,264	151,951	(9,314)
Korea (South) Won
KRW 288,912,000	Buy	8/4/08	312,000	292,081	(19,919)
Korea (South) Won
KRW 149,787,388	Buy	5/30/08	160,527	151,369	(9,157)
Korea (South) Won
KRW 355,203,994	Buy	8/4/08	384,212	359,100	(25,112)
Korea (South) Won
KRW 176,421,207	Buy	8/4/08	191,533	178,356	(13,177)
Korea (South) Won
KRW 838,470,600	Buy	8/4/08	913,367	847,668	(65,699)
Korea (South) Won
KRW 58,408,000	Buy	5/30/08	64,754	59,025	(5,729)
Korea (South) Won
KRW 1,031,270,800	Buy	8/4/08	1,085,000	1,042,583	(42,417)
Korea (South) Won
KRW 921,926,200	Buy	8/4/08	972,907	932,039	(40,868)
Mexico Pesos
MXN 8,104,664	Buy	7/10/08	721,890	751,949	30,058
Mexico Pesos
MXN 2,420,660	Buy	7/10/08	220,000	224,588	4,588
Mexico Pesos
MXN 715,000	Buy	7/10/08	64,715	66,338	1,623

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING PIMCO Total Return (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Mexico Pesos
MXN 20,732,000	Buy	7/10/08	1,864,305	1,923,510	59,205
Malaysia Ringgits
MYR 414,125	Buy	5/21/08	125,000	129,383	4,383
Malaysia Ringgits
MYR 446,040	Buy	5/21/08	135,000	139,354	4,354
Malaysia Ringgits
MYR 446,040	Buy	5/21/08	135,000	139,354	4,354
Malaysia Ringgits
MYR 385,548	Buy	5/21/08	114,000	120,455	6,455
Malaysia Ringgits
MYR 1,162,770	Buy	5/21/08	343,000	363,278	20,278
Malaysia Ringgits
MYR 538,880	Buy	5/21/08	160,000	168,359	8,359
Malaysia Ringgits
MYR 996,821	Buy	8/4/08	293,658	310,997	17,340
Norway Krone
NOK 5,192,000	Buy	6/9/08	994,141	1,013,163	19,023
New Zealand Dollars
NZD 687,884	Buy	4/24/08	548,587	538,514	(10,073)
Philippines Pesos
PHP 5,758,750	Buy	5/19/08	125,000	137,234	12,234
Philippines Pesos
PHP 34,609,200	Buy	5/19/08	755,000	824,755	69,755
Poland Zlotych
PLN 7,522,003	Buy	7/10/08	2,736,667	3,349,212	612,545
Poland Zlotych
PLN 599,242	Buy	7/10/08	230,000	266,816	36,816
Russia Rubles
RUB 19,722,805	Buy	7/10/08	778,988	832,024	53,036
Russia Rubles
RUB 2,039,755	Buy	7/10/08	80,895	86,049	5,154
Russia Rubles
RUB 5,752,300	Buy	7/10/08	230,000	242,666	12,666

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING PIMCO Total Return (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Russia Rubles
RUB 26,377,320	Buy	7/10/08	1,050,262	1,112,751	62,489
Russia Rubles
RUB 20,907,000	Buy	11/19/08	842,854	875,651	32,797
Singapore Dollars
SGD 52,000	Buy	5/22/08	34,736	37,868	3,132
Singapore Dollars
SGD 650,226	Buy	5/22/08	434,556	473,511	38,955
Singapore Dollars
SGD 648,577	Buy	5/22/08	433,715	472,310	38,595
Singapore Dollars
SGD 349,520	Buy	5/22/08	235,272	254,529	19,257
Singapore Dollars
SGD 840,821	Buy	5/22/08	576,339	612,306	35,967
Singapore Dollars
SGD 644,568	Buy	5/22/08	440,520	469,390	28,871
Singapore Dollars
SGD 1,220,684	Buy	11/21/08	869,000	891,792	22,792
Singapore Dollars
SGD 1,250,633	Buy	11/21/08	889,908	913,671	23,763
Taiwan New Dollars
TWD 1,798,991	Buy	9/4/08	59,887	60,868	981
South Africa Rand
ZAR 438,000	Buy	7/10/08	64,697	52,674	(12,023)
					$2,421,562
Brazil Real
BRL 541,706	Sell	7/2/08	313,850	302,991	$10,859
Brazil Real
BRL 644,059	Sell	7/2/08	370,000	360,240	9,760
Brazil Real
BRL 1,265,000	Sell	7/2/08	732,018	707,550	24,468
Brazil Real
BRL 576,480	Sell	12/2/08	320,000	315,845	4,155

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING PIMCO Total Return (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Brazil Real
BRL 1,025,430	Sell	12/2/08	570,000	561,818	8,182
Brazil Real
BRL 393,933	Sell	12/2/08	221,000	215,830	5,170
Brazil Real
BRL 132,012	Sell	12/2/08	72,000	72,327	(327)
Brazil Real
BRL 1,124,439	Sell	12/2/08	616,300	616,064	236
Brazil Real
BRL 1,123,823	Sell	12/2/08	616,300	615,726	574
Brazil Real
BRL 1,124,622	Sell	12/2/08	616,400	616,164	236
Brazil Real
BRL 179,469	Sell	7/2/08	102,000	100,382	1,618
Denmark Kroner
DKK 17,299,000	Sell	6/9/08	3,516,557	3,650,248	(133,690)
EURO
EUR 5,203,000	Sell	4/28/08	8,106,274	8,206,409	(100,135)
British Pound Sterling
GBP 4,142,000	Sell	4/17/08	8,188,734	8,210,319	(21,585)
British Pound Sterling
GBP 933,000	Sell	4/8/08	1,857,419	1,850,602	6,817
British Pound Sterling
GBP 90,000	Sell	4/3/08	178,270	178,579	(309)
British Pound Sterling
GBP 460,000	Sell	4/3/08	911,479	912,737	(1,258)
Japanese Yen
JPY 29,849,448	Sell	5/12/08	301,000	300,227	773
Japanese Yen
JPY 29,778,020	Sell	5/12/08	301,000	299,509	1,491
Japanese Yen
JPY 29,898,634	Sell	5/12/08	302,000	300,722	1,278
Japanese Yen
JPY 29,893,183	Sell	4/3/08	301,000	299,949	1,051

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING PIMCO Total Return (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Japanese Yen
JPY 32,913,882	Sell	5/12/08	332,000	331,049	951
Japanese Yen
JPY 29,831,508	Sell	5/12/08	301,000	300,047	953
Japanese Yen
JPY 45,507,000	Sell	5/12/08	462,000	457,712	4,288
Japanese Yen
JPY 29,741,460	Sell	5/12/08	300,000	299,141	859
Japanese Yen
JPY 29,889,363	Sell	5/12/08	302,000	300,629	1,371
Japanese Yen
JPY 61,901,000	Sell	5/12/08	623,738	622,603	1,135
Mexico Pesos
MXN 2,817,000	Sell	7/10/08	257,448	261,361	(3,912)
Mexico Pesos
MXN 2,818,000	Sell	7/10/08	257,457	261,453	(3,996)
Mexico Pesos
MXN 2,796,500	Sell	7/10/08	255,879	259,459	(3,580)
Mexico Pesos
MXN 3,078,424	Sell	7/10/08	281,701	285,615	(3,915)
Mexico Pesos
MXN 2,795,400	Sell	7/10/08	255,881	259,357	(3,475)
Mexico Pesos
MXN 2,795,600	Sell	7/10/08	255,878	259,375	(3,497)
Mexico Pesos
MXN 2,796,400	Sell	7/10/08	255,881	259,449	(3,568)
Poland Zlotych
PLN 751,530	Sell	7/10/08	300,000	334,623	(34,623)
Poland Zlotych
PLN 742,233	Sell	7/10/08	298,109	330,483	(32,374)
Poland Zlotych
PLN 1,089,000	Sell	7/10/08	434,349	484,883	(50,534)
Poland Zlotych
PLN 1,090,482	Sell	7/10/08	434,576	485,543	(50,967)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

At 3.31.2008 the following forward currency contracts were outstanding for the ING PIMCO Total Return (continued):

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Poland Zlotych
PLN 778,000	Sell	7/10/08	310,331	346,409	(36,078)
Poland Zlotych
PLN 778,000	Sell	7/10/08	310,146	346,409	(36,263)
Poland Zlotych
PLN 998,000	Sell	7/10/08	400,281	444,365	(44,084)
Poland Zlotych
PLN 1,694,000	Sell	7/10/08	678,931	754,263	(75,332)
Poland Zlotych
PLN 200,000	Sell	7/10/08	79,626	89,051	(9,425)
Russia Rubles
RUB 6,210,180	Sell	7/10/08	251,424	261,982	(10,558)
Russia Rubles
RUB 6,330,000	Sell	7/10/08	254,115	267,037	(12,922)
Russia Rubles
RUB 2,532,100	Sell	7/10/08	101,650	106,819	(5,169)
Russia Rubles
RUB 4,217,500	Sell	7/10/08	169,412	177,919	(8,507)
Russia Rubles
RUB 5,464,000	Sell	7/10/08	219,403	230,504	(11,101)
Russia Rubles
RUB 4,203,000	Sell	7/10/08	168,761	177,307	(8,546)
Russia Rubles
RUB 8,401,000	Sell	7/10/08	337,525	354,404	(16,878)
Russia Rubles
RUB 8,404,000	Sell	7/10/08	337,510	354,530	(17,020)
					$(657,401)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Open Futures Contracts on March 31, 2008

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	196	47,887,700	06/16/08	$1,245,695
90-Day Eurodollar	295	72,157,000	12/15/08	1,599,620
90-Day Eurodollar	74	18,095,775	03/16/09	159,655
90-Day Eurodollar	41	10,007,075	06/15/09	1,628
90-Day Eurodollar	121	29,471,063	09/14/09	323,411
90-Day Eurodollar	99	24,043,388	12/14/09	386,805
90-Day Eurodollar	58	14,057,025	03/15/10	363,370
90-Day Sterling	377	88,433,611	06/18/08	121,480
90-Day Sterling	201	47,306,026	09/17/08	317,737
90-Day Sterling	307	72,474,349	12/17/08	660,373
90-Day Sterling	323	76,435,812	03/18/09	1,072,793
90-Day Sterling	123	29,133,073	06/17/09	376,306
90-Day Sterling	13	3,075,396	12/16/09	5,624
Euro-Bobl 5-Year	11	1,916,981	06/06/08	(32,720)
U.S. Treasury 10-Year Note	309	36,756,517	06/19/08	547,966
				$7,149,743
Short Contracts
Euro-Schatz	36	(5,939,565)	06/06/08	$25,294
U.S. Treasury 2-Year Note	177	(37,994,158)	06/30/08	(31,697)
U.S. Treasury 5-Year Note	230	(26,273,907)	06/30/08	(313,021)
				$(319,424)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$353,684	$6,163,225
Level 2- Other Significant Observable Inputs	647,763,420	(1,564,011)
Level 3- Significant Unobservable Inputs	559,070	(214,140)
Total	$648,676,174	$4,385,074

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$566,292	$(48,676)
Net purchases (sales)	—	85,611
Total realized and unrealized gain (loss)	(7,222)	(251,075)
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$559,070	$(214,140)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 11.3%
		Agriculture: 0.2%
4,100		Reynolds American, Inc.	$242,023
			242,023
		Auto Parts & Equipment: 0.2%
16,900	@	Commercial Vehicle Group, Inc.	167,479
			167,479
		Building Materials: 0.9%
13,600		Lennox International, Inc.	489,192
8,700		Texas Industries, Inc.	522,957
			1,012,149
		Chemicals: 0.5%
3,500		Air Products & Chemicals, Inc.	322,000
10,000		RPM International, Inc.	209,400
			531,400
		Computers: 0.2%
11,700	@	NetApp, Inc.	234,585
			234,585
		Electric: 2.2%
36,900	@	NRG Energy, Inc.	1,438,731
23,800		Public Service Enterprise Group, Inc.	956,522
			2,395,253
		Electrical Components & Equipment: 0.7%
12,900	@	General Cable Corp.	762,003
			762,003
		Electronics: 1.8%
11,800	@	FEI Co.	257,594
7,200	@	Itron, Inc.	649,656
13,800	@	Thermo Electron Corp.	784,392
7,900	@@	Tyco Electronics Ltd.	271,128
			1,962,770
		Entertainment: 0.1%
4,022	@	Scientific Games Corp.	84,530
			84,530
		Gas: 0.5%
2,000		Sempra Energy	106,560
17,100		Southern Union Co.	397,917
			504,477
		Healthcare - Products: 0.5%
11,400	@	Inverness Medical Innovations, Inc.	343,140
18,266	@	Thoratec Corp.	261,021
			604,161
		Mining: 1.0%
6,500	@@	Barrick Gold Corp.	282,425
7,100		Freeport-McMoRan Copper & Gold, Inc.	683,162
60,000	@, @@	Polymet Mining Corp.	189,600
			1,155,187
		Miscellaneous Manufacturing: 0.9%
10,000		Cooper Industries Ltd.	401,500
8,200	@	ESCO Technologies, Inc.	325,704
5,700		ITT Corp.	295,317
			1,022,521
		Oil & Gas: 0.9%
3,400		Questar Corp.	192,304
4,341	@	SandRidge Energy, Inc.	169,950
13,400		Tesoro Petroleum Corp.	402,000
5,300		Valero Energy Corp.	260,283
			1,024,537
		Retail: 0.2%
6,100		JC Penney Co., Inc.	230,031
			230,031
		Telecommunications: 0.5%
5,600	@	CommScope, Inc.	195,048
46,800	@	PAETEC Holding Corp.	311,688
			506,736
		Total Common Stock
		(Cost $11,360,038)	12,439,842

REAL ESTATE INVESTMENT TRUSTS: 1.2%
		Mortgage: 0.6%
38,100		Annaly Capital Management, Inc.	583,692
			583,692
		Regional Malls: 0.6%
18,117		General Growth Properties, Inc.	691,526
			691,526
		Total Real Estate Investment Trusts
		(Cost $1,491,357)	1,275,218

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
PREFERRED STOCK: 3.7%
		Electric: 0.7%
10,700		CMS Energy Corp.	$769,731
			769,731
		Electrical Components & Equipment: 0.6%
2,200	P	General Cable Corp.	653,125
			653,125
		Mining: 1.3%
675		Freeport-McMoRan Copper & Gold, Inc.	1,431,844
			1,431,844
		Oil & Gas: 0.8%
13,600		Petroquest Energy, Inc.	922,760
			922,760
		Savings & Loans: 0.3%
10,000		Sovereign Capital Trust	306,250
			306,250
		Total Preferred Stock
		(Cost $3,709,556)	4,083,710

Principal Amount			Value
CONVERTIBLE BONDS: 7.0%
		Advertising: 0.8%
$865,000	#, C	Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	$856,350
			856,350
		Distribution/Wholesale: 0.7%
850,000	C	WESCO International, Inc., 1.750%, due 11/15/26	708,688
			708,688
		Electronics: 1.0%
1,000,000	#	Newport Corp., 2.500%, due 02/15/12	826,250
300,000	C	Vishay Intertechnology, Inc., 3.625%, due 08/01/23	300,000
			1,126,250
		Energy - Alternate Sources: 0.3%
465,000	#, C	Diversa Corp., 5.500%, due 04/01/27	301,088
			301,088
		Entertainment: 0.9%
555,000		Macrovision Corp., 2.625%, due 08/15/11	475,219
600,000	C	Shuffle Master, Inc., 1.250%, due 04/15/24	549,000
			1,024,219
		Healthcare - Products: 0.0%
35,000	#	Inverness Medical Innovations, Inc., 3.000%, due 05/15/16	32,988
			32,988
		Pharmaceuticals: 1.6%
525,000		BioMarin Pharmaceuticals, Inc., 1.875%, due 04/23/17	987,656
500,000	#, C	EPIX Pharmaceuticals, Inc., 3.000%, due 06/15/24	327,500
690,000		MannKind Corp., 3.750%, due 12/15/13	456,263
			1,771,419
		Real Estate: 1.2%
600,000	#, C	Alexandria Real Estate Equities, Inc., 3.700%, due 01/15/27	581,250
970,000	#, C	General Growth Properties, Inc., 3.980%, due 04/15/27	771,150
			1,352,400
		Telecommunications: 0.5%
500,000	#	Anixter International, Inc., 1.000%, due 02/15/13	586,875
			586,875
		Total Convertible Bonds
		(Cost $8,259,628)	7,760,277

CORPORATE BONDS/NOTES: 73.8%
		Advertising: 1.1%
1,275,000	C	Interpublic Group of Cos., Inc., 7.250%, due 08/15/11	1,214,438
			1,214,438
		Aerospace/Defense: 5.7%
3,815,000	C	DRS Technologies, Inc., 6.875%, due 11/01/13	3,757,775
2,500,000	C	Esterline Technologies Corp., 7.750%, due 06/15/13	2,550,000
			6,307,775
		Agriculture: 0.2%
80,000	C	Alliance One International, Inc., 8.500%, due 05/15/12	75,600
90,000	C	Alliance One International, Inc., 11.000%, due 05/15/12	91,800
			167,400
		Auto Parts & Equipment: 1.0%
185,000	#, C	Allison Transmission, Inc., 11.000%, due 11/01/15	162,338
530,000	&, #, C	Allison Transmission, Inc., 11.250%, due 11/01/15	447,850
65,000	C	Lear Corp., 8.750%, due 12/01/16	55,819
500,000	C	Titan International, Inc., 8.000%, due 01/15/12	492,500
			1,158,507
		Biotechnology: 1.3%
1,000,000	C	Bio-Rad Laboratories, Inc., 7.500%, due 08/15/13	1,007,500
500,000		Talecris Biotherapeutics, Inc., 6.420%, due 03/02/13	426,250
			1,433,750

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Building Materials: 0.3%
$300,000	C	Texas Industries, Inc., 7.250%, due 07/15/13	$293,250
			293,250
		Chemicals: 4.6%
1,500,000	C	Georgia Gulf Corp., 9.500%, due 10/15/14	1,166,250
500,000	C	Georgia Gulf Corp., 10.750%, due 10/15/16	330,000
465,000	@@, #, C	Ineos Group Holdings PLC, 8.500%, due 02/15/16	363,863
1,550,000		Millennium America, Inc., 7.625%, due 11/15/26	1,007,500
1,250,000	@@, C	Nova Chemicals Corp., 6.500%, due 01/15/12	1,168,750
1,200,000	@@, C	Nova Chemicals Ltd., 7.875%, due 09/15/25	1,014,000
			5,050,363
		Coal: 0.8%
955,000	C	Massey Energy Co., 6.875%, due 12/15/13	928,738
			928,738
		Commercial Services: 1.8%
243,256		ACE Cash Express, Inc., 8.216%, due 10/05/13	188,523
1,260,000	C	NCO Group, Inc., 7.940%, due 11/15/13	1,026,900
347,368		NCO Group, Inc., 8.131%, due 05/15/13	324,355
250,000	C	NCO Group, Inc., 11.875%, due 11/15/14	193,750
275,000	C	United Rentals North America, Inc., 6.500%, due 02/15/12	250,250
			1,983,778
		Computers: 0.4%
520,000	C	Activant Solutions, Inc., 9.500%, due 05/01/16	439,400
			439,400
		Distribution/Wholesale: 2.2%
750,000	C	Intcomex, Inc., 11.750%, due 01/15/11	736,875
1,905,000	C	Wesco Distribution, Inc., 7.500%, due 10/15/17	1,704,975
			2,441,850
		Diversified Financial Services: 2.4%
760,000	C	Altra Industrial Motion, Inc., 9.000%, due 12/01/11	721,050
500,000	@@, #, C	CEVA Group PLC, 10.000%, due 09/01/14	486,250
300,000	C	Hughes Network Systems LLC/HNS Finance Corp., 9.500%, due 04/15/14	300,000
360,000	&, #, C	LVB Acquisition Merger, 10.375%, due 10/15/17	375,300
250,000	@@, #, C	Redwood Capital X Ltd., 6.310%, due 01/09/09	250,463
500,000	#	SLM Corp., 2.556%, due 04/18/08	499,134
			2,632,197
		Electric: 6.2%
520,000	#, C	Allegheny Energy, Inc., 8.250%, due 04/15/12	564,200
1,855,000	C	CMS Energy Corp., 6.875%, due 12/15/15	1,852,561
750,000	@@, #, C	Intergen NV, 9.000%, due 06/30/17	787,500
286,203		NRG Energy, Inc., 4.200%, due 02/01/13	268,514
619,895		NRG Energy, Inc., 4.450%, due 02/01/13	581,582
1,750,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	1,732,500
1,075,000	#, C	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	1,076,344
			6,863,201
		Electrical Components & Equipment: 2.6%
2,000,000	C	Anixter International, Inc., 5.950%, due 03/01/15	1,775,160
590,000	C	Belden, Inc., 7.000%, due 03/15/17	572,300
550,000	C	General Cable Corp., 7.125%, due 04/01/17	528,000
			2,875,460
		Electronics: 1.3%
1,430,000	C	Itron, Inc., 7.750%, due 05/15/12	1,379,950
			1,379,950
		Energy - Alternate Sources: 0.3%
400,000	#, C	VeraSun Energy Corp., 9.375%, due 06/01/17	276,000
			276,000
		Engineering & Construction: 0.6%
480,000	#, C	Esco Corp., 8.625%, due 12/15/13	468,000
500,000		Landsource Communities Development, 9.820%, due 02/22/14	155,000
			623,000
		Entertainment: 1.3%
750,000	#, C	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	663,750
130,000		New World Gaming Partners, 8.750%, due 07/16/14	109,200
250,000	C	Scientific Games Corp., 6.250%, due 12/15/12	233,750
465,000	#, C	Shingle Springs Tribal Gaming Authority, 9.375%, due 06/15/15	413,850
			1,420,550
		Hand/Machine Tools: 1.7%
1,850,000	C	Baldor Electric Co., 8.625%, due 02/15/17	1,840,750
			1,840,750
		Healthcare - Products: 0.1%
115,000	#, C	Bausch & Lomb, Inc., 9.875%, due 11/01/15	117,300
			117,300
		Healthcare - Services: 0.9%
365,000	C	Community Health Systems, Inc., 8.875%, due 07/15/15	368,194
800,000	&, #, C	Surgical Care Affiliates, Inc., 8.875%, due 07/15/15	620,000
			988,194
		Holding Companies - Diversified: 0.9%
1,000,000	C	Leucadia National Corp., 7.125%, due 03/15/17	952,500
			952,500
		Home Builders: 0.3%
500,000	C	Meritage Homes Corp., 6.250%, due 03/15/15	377,500
			377,500

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Household Products/Wares: 0.5%
$650,000	C	Yankee Acquisition Corp., 9.750%, due 02/15/17	$520,000
			520,000
		Insurance: 2.8%
545,000	#, C	Alliant Holdings I, Inc., 11.000%, due 05/01/15	438,725
149,625		Alliant Insurance Services, 7.765%, due 08/21/14	130,922
298,750		Amwins Group, Inc., 7.742%, due 06/11/13	194,188
700,000	#, C	HUB International Holdings, Inc., 10.250%, due 06/15/15	514,500
406,454		HUB International Ltd., 7.330%, due 06/13/14	352,599
91,253		HUB International Ltd., 7.491%, due 06/13/14	79,162
450,000	#, C	MBIA Insurance Corp., 14.000%, due 01/15/33	441,471
990,000	C	Presidential Life Corp., 7.875%, due 02/15/09	993,713
			3,145,280
		Investment Companies: 0.7%
925,000	@@, #, C	Algoma Acquisition Corp., 9.875%, due 06/15/15	804,750
			804,750
		Leisure Time: 0.6%
775,000	#, C	Pegasus Solutions, Inc., 10.500%, due 04/15/15	623,875
			623,875
		Machinery - Diversified: 2.2%
1,800,000	C	Gardner Denver, Inc., 8.000%, due 05/01/13	1,791,000
885,000	+, C	Roper Industries, Inc., 1.481%, due 01/15/34	664,856
			2,455,856
		Media: 0.4%
760,000	&, #, C	Univision Communications, Inc., 9.750%, due 03/15/15	463,600
			463,600
		Metal Fabricate/Hardware: 2.6%
2,365,000	C	Mueller Industries, Inc., 6.000%, due 11/01/14	2,098,929
930,000	C	Mueller Water Products, 7.375%, due 06/01/17	806,775
			2,905,704
		Mining: 2.2%
240,000	&, #, C	Noranda Aluminium Acquisition Corp., 8.738%, due 05/15/15	189,600
375,000	&, #, C	Noranda Aluminium Holding Corp., 10.488%, due 11/15/14	277,500
2,250,000	@@, C	Novelis, Inc., 7.250%, due 02/15/15	2,002,500
			2,469,600
		Miscellaneous Manufacturing: 1.2%
405,000	#, C	AGY Holding Corp., 11.000%, due 11/15/14	368,550
500,000	C	Park-Ohio Industries, Inc., 8.375%, due 11/15/14	397,500
545,000	C	Sally Holdings, LLC, 10.500%, due 11/15/16	506,850
			1,272,900
		Oil & Gas: 4.4%
620,000	C	Cimarex Energy Co., 7.125%, due 05/01/17	618,450
600,000	C	Frontier Oil Corp., 6.625%, due 10/01/11	595,500
745,000	#, C	Hilcorp Energy I LP, 7.750%, due 11/01/15	702,163
850,000	C	Parallel Petroleum Corp., 10.250%, due 08/01/14	818,125
200,000		SandRidge Energy, Inc., 8.354%, due 04/01/14	187,000
600,000		SandRidge Energy, Inc., 8.625%, due 04/01/15	561,000
880,000	C	Tesoro Corp., 6.625%, due 11/01/15	818,400
600,000	#, C	W&T Offshore, Inc., 8.250%, due 06/15/14	559,500
			4,860,138
		Oil & Gas Services: 0.6%
200,000	C	Complete Production Services, Inc., 8.000%, due 12/15/16	193,000
500,000	@@, #, C	Sevan Marine ASA, 7.744%, due 05/14/13	459,375
			652,375
		Packaging & Containers: 2.3%
1,760,000	C	Crown Cork & Seal Co., Inc., 7.375%, due 12/15/26	1,522,400
745,000	C	Graham Packaging Co., Inc., 9.875%, due 10/15/14	629,525
370,000	C	Graphic Packaging International Corp., 9.500%, due 08/15/13	357,050
			2,508,975
		Pharmaceuticals: 2.2%
615,000	C	Omnicare, Inc., 3.250%, due 12/15/35	410,513
2,135,000	C	Valeant Pharmaceuticals International, 7.000%, due 12/15/11	2,044,263
			2,454,776
		Pipelines: 1.2%
1,000,000	C	Holly Energy Partners LP, 6.250%, due 03/01/15	912,500
450,000	C	TEPPCO Partners LP, 7.000%, due 06/01/67	386,761
			1,299,261
		Real Estate: 5.2%
1,200,000	C	BF Saul Reit, 7.500%, due 03/01/14	1,059,000
2,425,000	C	Forest City Enterprises, Inc., 6.500%, due 02/01/17	2,194,625
1,915,000	C	Forest City Enterprises, Inc., 7.625%, due 06/01/15	1,828,825
750,000	#, C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13	650,079
			5,732,529
		Retail: 1.1%
800,000	C	Brown Shoe Co., Inc., 8.750%, due 05/01/12	796,000
500,000	C	Sonic Automotive, Inc., 8.625%, due 08/15/13	465,000
			1,261,000
		Semiconductors: 0.2%
365,000	C	Freescale Semiconductor, Inc., 6.675%, due 12/15/14	253,675
			253,675
		Software: 1.4%
1,930,000	#, C	First Data Corp., 9.875%, due 09/24/15	1,589,838
			1,589,838

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
		Telecommunications: 2.8%
$350,079	@@	BCE, Inc., 7.960%, due 10/31/14		$325,053
700,000	C	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12		668,500
1,000,000		Corning, Inc., 8.875%, due 08/15/21		1,299,077
850,000	C	PAETEC Holding Corp., 9.500%, due 07/15/15		786,250
29,921	@@	Telesat Canada, Inc., 6.112%, due 10/31/14		27,782
				3,106,662
		Transportation: 0.5%
300,000	C	Bristow Group, Inc., 7.500%, due 09/15/17		303,000
305,000	@@, #, C	Kansas City Southern de Mexico SA de CV, 7.375%, due 06/01/14		282,125
				585,125
		Trucking & Leasing: 0.7%
850,000	C	Greenbrier Cos., Inc., 8.375%, due 05/15/15		803,250
				803,250
		Total Corporate Bonds/Notes
		(Cost $87,829,922)		81,535,020
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.7%
1,000,000	#, C	Timberstar Trust, 7.530%, due 10/15/36		815,698

		Total Collateralized Mortgage Obligations
		(Cost $1,008,861)		815,698
		Total Long-Term Investments
		(Cost $113,659,362)		107,909,765
SHORT-TERM INVESTMENTS: 1.6%
		U.S. Government Agency Obligations: 1.6%
1,800,000	Z	Federal Home Loan Bank, 1.300%, due 04/01/08		1,799,935
		Total Short-Term Investments
		(Cost $1,799,935)		1,799,935

		Total Investments in Securities
		(Cost $115,459,297)*	99.3%	$109,709,700
		Other Assets and Liabilities - Net	0.7	739,473
		Net Assets	100.0%	$110,449,173

	@	Non-income producing security
	@@	Foreign Issuer
	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
		Unless otherwise noted, these securities have been determined to be liquid under the
		guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $115,458,268.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,601,457
		Gross Unrealized Depreciation		(9,350,025)
		Net Unrealized Depreciation		$(5,748,568)

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$13,715,060	$—
Level 2- Other Significant Observable Inputs	94,005,720	—
Level 3- Significant Unobservable Inputs	1,988,920	—
Total	$109,709,700	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$1,945,402	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	43,518	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$1,988,920	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
482,066		ING American Century Large Company Value Portfolio - Class I		$6,348,808
3,045,868		ING BlackRock Inflation Protected Bond Portfolio - Class I		32,468,950
1,271,003		ING BlackRock Large Cap Value Portfolio - Class I		15,862,119
844,440		ING Davis New York Venture Portfolio - Class I		15,883,910
1,105,142		ING Global Real Estate Portfolio - Class I		12,930,158
1,539,762		ING Julius Baer Foreign Portfolio - Class I		25,667,829
363,191		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		15,882,350
1,840,969		ING Legg Mason Value Portfolio - Class I		15,703,467
3,981,005		ING Limited Maturity Bond Portfolio - Class I		44,985,351
946,509		ING Marsico Growth Portfolio - Class I		15,806,693
1,043,031		ING Marsico International Opportunities Portfolio - Class I		16,031,381
678,053		ING MidCap Opportunities Fund - Class I		6,339,797
3,939,173		ING Oppenheimer Strategic Income Portfolio - Class I		44,945,958
2,711,491		ING PIMCO Core Bond Portfolio - Class I		32,185,396
567,442		ING Pioneer Mid Cap Value Portfolio - Class I		6,349,678
1,355,630		ING T. Rowe Price Equity Income Portfolio - Class I		19,005,938
464,882		ING T. Rowe Price Growth Equity Portfolio - Class I		25,252,401
3,299,667		ING UBS U.S. Large Cap Equity Portfolio - Class I		31,610,807
1,386,243		ING Van Kampen Comstock Portfolio - Class I		15,830,897
854,729		ING Van Kampen Real Estate Portfolio - Class I		25,385,463
1,433,285		ING VP Growth & Income Portfolio - Class I		31,704,255
1,250,156		ING VP Index Plus International Equity Portfolio - Class I		16,114,513
384,501		ING VP Index Plus MidCap Portfolio - Class I		6,340,417
9,735,910		ING VP Intermediate Bond Portfolio - Class I		128,416,652
497,353		ING VP International Value Portfolio - Class I		6,400,937
810,236		ING VP Real Estate Portfolio - Class I		12,655,880
704,078		ING VP Small Company Portfolio - Class I		12,652,285
		Total Investments in Securities
		(Cost $658,437,744)*	100.1%	$638,762,290
		Other Assets and Liabilities - Net	(0.1)	(547,720)
		Net Assets	100.0%	$638,214,570
	*	Cost for federal income tax purposes is $660,268,731.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,101,666
		Gross Unrealized Depreciation		(25,608,107)
		Net Unrealized Depreciation		$(21,506,441)

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$638,762,290	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$638,762,290	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
1,704,952		ING American Century Large Company Value Portfolio-Class I		$22,454,212
422,517		ING Baron Asset Portfolio-Class I		4,504,033
524,847		ING Baron Small Cap Growth Portfolio-Class I		9,006,383
2,507,914		ING Black Rock Large CapValue Portfolio-Class I		31,298,761
464,279		ING Columbia Small Cap Value II Portfolio-Class I		4,484,939
1,430,407		ING Davis New York Venture Portfolio-Class I		26,905,963
1,546,294		ING Global Real Estate Portfolio-Class I		18,091,638
751,618		ING JP Morgan Emerg ING Markets Equity Portfolio-Class I		17,865,969
310,553		ING JP Morgan Mid CapValue Portfolio-Class I		4,496,810
3,735,579		ING Julius Baer Foreign Portfolio-Class I		62,272,094
824,500		ING Legg Mason Partners Aggressive Growth Portfolio-Class I		36,055,379
3,150,945		ING Legg Mason Value Portfolio-Class I		26,877,564
5,517,415		ING Limited Maturity Bond Portfolio-Class I		62,346,790
2,132,061		ING Marsico Growth Portfolio-Class I		35,605,421
2,037,475		ING Marsico International Opportunities Portfolio-Class I		31,315,985
953,737		ING Mid Cap Opportunities Fund-Class I		8,917,442
400,436		ING Pioneer Mid Cap Value Portfolio-Class I		4,480,878
2,561,227		ING T. Rowe Price Equity Income Portfolio-Class I		35,908,407
987,254		ING T. Rowe Price Growth Equity Portfolio-Class I		53,627,640
3,742,299		ING UBS U.S.Large Cap Equity Portfolio-Class I		35,851,223
523,922		ING UBS U.S. Small Cap Growth Portfolio-Class I		4,479,532
3,130,642		ING Van Kampen Comstock Portfolio-Class I		35,751,933
906,685		ING Van Kampen Real Estate Portfolio-Class I		26,928,542
1,617,190		ING VP Growth & Income Portfolio-Class I		35,772,250
3,473,741		ING VP Index Plus International Equity Portfolio-Class I		44,776,527
544,417		ING VP Index Plus Mid Cap Portfolio-Class I		8,977,442
12,154,686		ING VP Intermediate Bond Portfolio-Class I		160,320,314
683,326		ING VP International Value Portfolio-Class I		8,794,410
1,146,290		ING VP Real Estate Portfolio-Class I		17,905,050
999,626		ING VP Small Company Portfolio-Class I		17,963,278
		Total Investments in Securities	100.1%	$894,036,809
		(Cost $940,898,228)*	(0.1)	(542,920)
		Other Assets and Liabilities - Net	100.0%	$893,493,889
		Net Assets
	*	Cost for federal income tax purposes is $943,700,201.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$341,296
		Gross Unrealized Depreciation		(50,004,688)
		Net Unrealized Depreciation		$(49,663,392)

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$894,036,809	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$894,036,809	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
1,331,977		ING American Century Large Company Value Portfolio - Class I		$17,542,141
330,088		ING Baron Asset Portfolio - Class I		3,518,740
820,066		ING Baron Small Cap Growth Portfolio - Class I		14,072,328
2,519,072		ING BlackRock Large Cap Value Portfolio - Class I		31,438,015
362,713		ING Columbia Small Cap Value II Portfolio - Class I		3,503,812
1,117,491		ING Davis New York Venture Portfolio - Class I		21,020,009
1,208,033		ING Global Real Estate Portfolio - Class I		14,133,988
1,174,385		ING JPMorgan Emerging Markets Equity Portfolio - Class I		27,915,137
242,617		ING JPMorgan Mid Cap Value Portfolio - Class I		3,513,093
2,918,367		ING Julius Baer Foreign Portfolio - Class I		48,649,171
724,651		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		31,688,990
2,461,642		ING Legg Mason Value Portfolio - Class I		20,997,807
1,873,848		ING Marsico Growth Portfolio - Class I		31,293,259
2,273,934		ING Marsico International Opportunities Portfolio - Class I		34,950,363
372,545		ING MidCap Opportunities Fund - Class I		3,483,292
625,675		ING Pioneer Mid Cap Value Portfolio - Class I		7,001,303
2,501,167		ING T. Rowe Price Equity Income Portfolio - Class I		35,066,367
899,827		ING T. Rowe Price Growth Equity Portfolio - Class I		48,878,607
2,923,631		ING UBS U.S. Large Cap Equity Portfolio - Class I		28,008,389
818,617		ING UBS U.S. Small Cap Growth Portfolio - Class I		6,999,172
2,751,499		ING Van Kampen Comstock Portfolio - Class I		31,422,114
472,226		ING Van Kampen Real Estate Portfolio - Class I		14,025,107
947,558		ING VP Growth & Income Portfolio - Class I		20,959,988
3,256,587		ING VP Index Plus International Equity Portfolio - Class I		41,977,403
850,642		ING VP Index Plus MidCap Portfolio - Class I		14,027,079
7,913,067		ING VP Intermediate Bond Portfolio - Class I		104,373,354
800,740		ING VP International Value Portfolio - Class I		10,305,522
895,526		ING VP Real Estate Portfolio - Class I		13,988,121
780,948		ING VP Small Company Portfolio - Class I		14,033,641
		Total Investments in Securities	100.0%	$698,786,312
		(Cost $742,658,916 )*	0.0	43,310
		Other Assets and Liabilities - Net	100.0%	$698,829,622
		Net Assets
	*	Cost for federal income tax purposes is $744,174,491.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$147,915
		Gross Unrealized Depreciation		(45,536,094)
		Net Unrealized Depreciation		$(45,388,179)

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$698,786,312	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$698,786,312	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
882,664		ING American Century Large Company Value Portfolio - Class I		$11,624,678
364,565		ING Baron Asset Portfolio - Class I		3,886,265
452,860		ING Baron Small Cap Growth Portfolio - Class I		7,771,080
1,391,106		ING BlackRock Large Cap Value Portfolio - Class I		17,361,007
801,362		ING Columbia Small Cap Value II Portfolio - Class I		7,741,161
617,109		ING Davis New York Venture Portfolio - Class I		11,607,826
667,101		ING Global Real Estate Portfolio - Class I		7,805,082
810,664		ING JPMorgan Emerging Markets Equity Portfolio - Class I		19,269,490
267,958		ING JPMorgan Mid Cap Value Portfolio - Class I		3,880,038
2,302,315		ING Julius Baer Foreign Portfolio - Class I		38,379,597
444,633		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		19,443,785
1,359,388		ING Legg Mason Value Portfolio - Class I		11,595,583
1,149,779		ING Marsico Growth Portfolio - Class I		19,201,313
1,506,880		ING Marsico International Opportunities Portfolio - Class I		23,160,738
411,458		ING MidCap Opportunities Fund - Class I		3,847,132
518,276		ING Pioneer Mid Cap Value Portfolio - Class I		5,799,506
1,381,212		ING T. Rowe Price Equity Income Portfolio - Class I		19,364,585
496,912		ING T. Rowe Price Growth Equity Portfolio - Class I		26,992,240
1,210,883		ING UBS U.S. Large Cap Equity Portfolio - Class I		11,600,262
452,063		ING UBS U.S. Small Cap Growth Portfolio - Class I		3,865,141
1,519,460		ING Van Kampen Comstock Portfolio - Class I		17,352,239
260,776		ING Van Kampen Real Estate Portfolio - Class I		7,745,040
523,270		ING VP Growth & Income Portfolio - Class I		11,574,728
2,098,110		ING VP Index Plus International Equity Portfolio - Class I		27,044,645
469,747		ING VP Index Plus MidCap Portfolio - Class I		7,746,128
1,456,619		ING VP Intermediate Bond Portfolio - Class I		19,212,799
442,193		ING VP International Value Portfolio - Class I		5,691,030
247,268		ING VP Real Estate Portfolio - Class I		3,862,322
646,890		ING VP Small Company Portfolio - Class I		11,624,619
		Total Investments in Securities	100.0%	$386,050,059
		(Cost $413,314,364)*	0.1	(519,106)
		Other Assets and Liabilities - Net	100.0%	$385,530,953
		Net Assets
	*	Cost for federal income tax purposes is $414,370,401.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$904,622
		Gross Unrealized Depreciation		(29,224,964)
		Net Unrealized Depreciation		$(28,320,342)

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$386,050,059	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$386,050,059	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Solution Growth and Income Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
8		ING BlackRock Inflation Protected Bond Portfolio - Class I		$89
7		ING BlackRock Large Cap Value Portfolio - Class I		87
4		ING Davis New York Venture Portfolio - Class I		73
7		ING Julius Baer Foreign Portfolio - Class I		117
2		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		87
8		ING Legg Mason Value Portfolio - Class I		72
31		ING Limited Maturity Bond Portfolio - Class I		352
5		ING Marsico Growth Portfolio - Class I		87
8		ING Marsico International Opportunities Portfolio - Class I		120
25		ING PIMCO Core Bond Portfolio - Class I		293
3		ING Pioneer Mid Cap Value Portfolio - Class I		29
6		ING T. Rowe Price Equity Income Portfolio - Class I		87
2		ING T. Rowe Price Growth Equity Portfolio - Class I		87
9		ING UBS U.S. Large Cap Equity Portfolio - Class I		87
7		ING Van Kampen Comstock Portfolio - Class I		85
4		ING Van Kampen Real Estate Portfolio - Class I		116
5		ING VP Growth & Income Portfolio - Class I		116
56		ING VP Intermediate Bond Portfolio - Class I		733
5		ING VP International Value Portfolio - Class I		59
7		ING VP Real Estate Portfolio - Class I		116
2		ING VP Small Company Portfolio - Class I		29
		Total Investments in Securities	100.0%	$2,921
		(Cost $3,025)*	(0.0)	(1)
		Other Assets and Liabilities - Net	100.0%	$2,920
		Net Assets
	*	Cost for federal income tax purposes is $3,032.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$27
		Gross Unrealized Depreciation		(138)
		Net Unrealized Depreciation		$(111)

PORTFOLIO OF INVESTMENTS
ING Solution Growth and Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$2,921	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$2,921	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
9		ING BlackRock Large Cap Value Portfolio - Class I		$111
5		ING Davis New York Venture Portfolio - Class I		97
16		ING Global Real Estate Portfolio - Class I		184
1		ING JPMorgan Emerging Markets Equity Portfolio - Class I		28
10		ING Julius Baer Foreign Portfolio - Class I		169
3		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		111
11		ING Legg Mason Value Portfolio - Class I		96
17		ING Limited Maturity Bond Portfolio - Class I		197
7		ING Marsico Growth Portfolio - Class I		111
7		ING Marsico International Opportunities Portfolio - Class I		115
3		ING MidCap Opportunities Fund - Class I		28
7		ING PIMCO Core Bond Portfolio - Class I		85
2		ING Pioneer Mid Cap Value Portfolio - Class I		28
8		ING T. Rowe Price Equity Income Portfolio - Class I		111
2		ING T. Rowe Price Growth Equity Portfolio - Class I		110
14		ING UBS U.S. Large Cap Equity Portfolio - Class I		138
10		ING Van Kampen Comstock Portfolio - Class I		111
4		ING Van Kampen Real Estate Portfolio - Class I		125
6		ING VP Growth & Income Portfolio - Class I		139
43		ING VP Intermediate Bond Portfolio - Class I		562
7		ING VP International Value Portfolio - Class I		85
3		ING VP Small Company Portfolio - Class I		55
		Total Investments in Securities	100.0%	$2,796
		(Cost $2,950)*	(0.0)	(1)
		Other Assets and Liabilities - Net	100.0%	$2,795
		Net Assets
	*	Cost for federal income tax purposes is $2,956.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$11
		Gross Unrealized Depreciation		(171)
		Net Unrealized Depreciation		$(160)

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$2,796	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$2,796	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of March 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.8%
1,073,828		ING BlackRock Inflation Protected Bond Portfolio - Class I		$11,447,006
178,612		ING Davis New York Venture Portfolio - Class I		3,359,683
407,119		ING Julius Baer Foreign Portfolio - Class I		6,786,680
389,377		ING Legg Mason Value Portfolio - Class I		3,321,382
3,207,920		ING Limited Maturity Bond Portfolio - Class I		36,249,494
294,165		ING Marsico International Opportunities Portfolio - Class I		4,521,321
1,190,325		ING Oppenheimer Strategic Income Portfolio - Class I		13,581,604
3,441,294		ING PIMCO Core Bond Portfolio - Class I		40,848,158
477,888		ING T. Rowe Price Equity Income Portfolio - Class I		6,699,990
81,940		ING T. Rowe Price Growth Equity Portfolio - Class I		4,450,956
697,916		ING UBS U.S. Large Cap Equity Portfolio - Class I		6,686,035
376,640		ING Van Kampen Real Estate Portfolio - Class I		11,186,205
404,212		ING VP Growth & Income Portfolio - Class I		8,941,179
4,290,365		ING VP Intermediate Bond Portfolio - Class I		56,589,914
175,334		ING VP International Value Portfolio - Class I		2,256,555
571,248		ING VP Real Estate Portfolio - Class I		8,922,897
		Total Investments in Securities
		(Cost $227,722,556)*	99.8%	$225,849,059
		Other Assets and Liabilities - Net	0.2	475,776
		Net Assets	100.0%	$226,324,835
	*	Cost for federal income tax purposes is $228,517,344.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,769,177
		Gross Unrealized Depreciation		(4,437,462)
		Net Unrealized Depreciation		$(2,668,285)

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$225,849,059	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$225,849,059	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.9%
		Advertising: 2.0%
203,200	@, L	Clear Channel Outdoor Holdings, Inc.	$3,862,832
105,800	@, @@, L	Focus Media Holding Ltd. ADR	3,718,870
104,700	@, L	Lamar Advertising Co.	3,761,871
145,600		Omnicom Group	6,432,608
			17,776,181
		Aerospace/Defense: 1.3%
26,400	@, L	Alliant Techsystems, Inc.	2,733,192
83,700	@@, L	Empresa Brasileira de Aeronautica SA ADR	3,306,987
104,700		Rockwell Collins, Inc.	5,983,605
			12,023,784
		Airlines: 0.4%
75,300		Skywest, Inc.	1,590,336
145,000		Southwest Airlines Co.	1,798,000
			3,388,336
		Auto Manufacturers: 0.3%
59,100	L	Paccar, Inc.	2,659,500
			2,659,500
		Auto Parts & Equipment: 0.3%
59,400		WABCO Holdings, Inc.	2,709,828
			2,709,828
		Banks: 1.4%
29,200		City National Corp.	1,444,232
60,500	L	East-West Bancorp., Inc.	1,073,875
107,000		Northern Trust Corp.	7,112,290
44,800	@, L	SVB Financial Group	1,955,072
104,400		UCBH Holdings, Inc.	810,144
			12,395,613
		Beverages: 0.5%
61,600		Brown-Forman Corp.	4,079,152
			4,079,152
		Biotechnology: 4.3%
30,800	@, L	Alexion Pharmaceuticals, Inc.	1,826,440
37,200	@	Biogen Idec, Inc.	2,294,868
48,900	@	Celgene Corp.	2,997,081
77,000	@, L	Charles River Laboratories International, Inc.	4,538,380
55,900	@	Genzyme Corp.	4,166,786
60,400	@, L	Illumina, Inc.	4,584,360
55,600	@, L	Integra LifeSciences Holdings Corp.	2,416,932
53,100	@, L	Invitrogen Corp.	4,538,457
55,100	@, L	Martek Biosciences Corp.	1,684,407
141,100	@, L	Millennium Pharmaceuticals, Inc.	2,181,406
27,000	@, L	Millipore Corp.	1,820,070
39,700	@, L	Myriad Genetics, Inc.	1,599,513
96,900	@, @@, L	Qiagen NV	2,015,520
69,800	@, L	Vertex Pharmaceuticals, Inc.	1,667,522
			38,331,742
		Chemicals: 0.7%
88,300		Ecolab, Inc.	3,834,869
33,000	L	Sigma-Aldrich Corp.	1,968,450
			5,803,319
		Coal: 1.5%
87,000	L	Arch Coal, Inc.	3,784,500
69,500	L	Consol Energy, Inc.	4,808,705
104,300		Foundation Coal Holdings, Inc.	5,249,419
			13,842,624
		Commercial Services: 6.5%
72,000	@, L	Apollo Group, Inc. - Class A	3,110,400
55,700		Corporate Executive Board Co.	2,254,736
56,900	L	DeVry, Inc.	2,380,696
67,800		Equifax, Inc.	2,337,744
46,700		Global Payments, Inc.	1,931,512
89,700		H&R Block, Inc.	1,862,172
93,400	@, L	Iron Mountain, Inc.	2,469,496
36,100	@, L	ITT Educational Services, Inc.	1,658,073
50,000		Manpower, Inc.	2,813,000
48,000		McKesson Corp.	2,513,760
106,800	@, L	Monster Worldwide, Inc.	2,585,628
148,400	L	Moody’s Corp.	5,168,772
193,300		Paychex, Inc.	6,622,458
233,400	@, L	Quanta Services, Inc.	5,407,878
72,400	@@, L	Ritchie Bros. Auctioneers, Inc.	5,945,488
105,400		Robert Half International, Inc.	2,712,996
32,229		Total System Services, Inc.	762,538
62,500	@, L	Vistaprint Ltd.	2,184,375
166,900		Western Union Co.	3,549,963
			58,271,685

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Computers: 2.7%
94,600	@, L	Cadence Design Systems, Inc.	$1,010,328
183,200	@	Cognizant Technology Solutions Corp.	5,281,656
26,500	@, L	DST Systems, Inc.	1,742,110
73,600	L	Jack Henry & Associates, Inc.	1,815,712
62,500	@, @@, L	Logitech International	1,590,000
288,100	@	NetApp, Inc.	5,776,405
117,600	@, L	Perot Systems Corp.	1,768,704
190,900		Seagate Technology, Inc.	3,997,446
70,800	@	Synopsys, Inc.	1,607,868
			24,590,229
		Cosmetics/Personal Care: 0.7%
156,100		Avon Products, Inc.	6,172,194
			6,172,194
		Distribution/Wholesale: 0.8%
70,500	L	Fastenal Co.	3,238,065
45,600		WW Grainger, Inc.	3,483,384
			6,721,449
		Diversified Financial Services: 3.8%
20,100	@, L	Affiliated Managers Group, Inc.	1,823,874
17,900	L	Blackrock, Inc.	3,654,822
100,400		Eaton Vance Corp.	3,063,204
71,000		Federated Investors, Inc.	2,780,360
59,000	@, L	Interactive Brokers Group, Inc.	1,514,530
37,200	@	IntercontinentalExchange, Inc.	4,854,600
100,100	L	Janus Capital Group, Inc.	2,329,327
102,000	@@, L	Lazard Ltd.	3,896,400
26,600		Legg Mason, Inc.	1,489,068
81,400	L	Nymex Holdings, Inc.	7,377,282
70,000	L	OptionsXpress Holdings, Inc.	1,449,700
			34,233,167
		Electric: 0.9%
167,400	@	AES Corp.	2,790,558
230,600	@	Reliant Resources, Inc.	5,453,690
			8,244,248
		Electrical Components & Equipment: 0.6%
76,150	W	Ametek, Inc.	3,343,747
32,400	@, L	General Cable Corp.	1,913,868
			5,257,615
		Electronics: 2.5%
63,500		Applera Corp. - Applied Biosystems Group	2,086,610
156,500	@, L	Cogent, Inc.	1,475,795
44,700	@, L	Cymer, Inc.	1,163,988
46,800	@	Dolby Laboratories, Inc.	1,696,968
58,900	@	Flir Systems, Inc.	1,772,301
109,400		Gentex Corp.	1,876,210
48,600	@, L	II-VI, Inc.	1,845,828
143,600		Jabil Circuit, Inc.	1,358,456
70,600		National Instruments Corp.	1,845,484
127,500	@, L	Trimble Navigation Ltd.	3,645,225
62,800	@	Waters Corp.	3,497,960
			22,264,825
		Engineering & Construction: 2.4%
41,400	@@	Chicago Bridge & Iron Co. NV	1,624,536
52,900		Fluor Corp.	7,467,364
93,900	@, @@	Foster Wheeler Ltd.	5,316,618
132,700	@	McDermott International, Inc.	7,274,614
			21,683,132
		Entertainment: 0.8%
68,200	@	DreamWorks Animation SKG, Inc.	1,758,196
140,300		International Game Technology	5,641,463
			7,399,659
		Environmental Control: 0.9%
150,200		Republic Services, Inc.	4,391,848
66,400	@	Stericycle, Inc.	3,419,600
			7,811,448
		Food: 1.1%
50,400	L	Hershey Co.	1,898,568
100,800		McCormick & Co., Inc.	3,726,576
70,650		WM Wrigley Jr. Co.	4,439,646
			10,064,790
		Healthcare - Products: 5.7%
103,900	@, L	American Medical Systems Holdings, Inc.	1,474,341
46,300	@, L	Arthrocare Corp.	1,544,105
22,100		Becton Dickinson & Co.	1,897,285
53,100		CR Bard, Inc.	5,118,840
58,100		Densply International, Inc.	2,242,660
38,200	@, L	Edwards Lifesciences Corp.	1,701,810
51,700	@	Gen-Probe, Inc.	2,491,940
42,900	@, L	Henry Schein, Inc.	2,462,460
42,000	@, L	Hologic, Inc.	2,335,200
42,200	@	Idexx Laboratories, Inc.	2,078,772
17,000	@	Intuitive Surgical, Inc.	5,513,950

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare-Products (continued)
56,500	@, L	Masimo Corp.	$1,469,000
53,900	@, L	Patterson Cos., Inc.	1,956,570
76,800	@, L	Resmed, Inc.	3,239,424
158,300	@	St. Jude Medical, Inc.	6,836,977
48,100	@, L	Techne Corp.	3,240,016
52,700	@, L	Varian Medical Systems, Inc.	2,468,468
35,800	@	Zimmer Holdings, Inc.	2,787,388
			50,859,206
		Healthcare - Services: 2.6%
22,000	@, W, L	Covance, Inc.	1,825,340
83,350	@	Coventry Health Care, Inc.	3,363,173
34,400	@	DaVita, Inc.	1,642,944
92,200	@, L	Health Net, Inc.	2,839,760
35,600	@, L	Healthways, Inc.	1,258,104
60,100	@	Humana, Inc.	2,696,086
54,900	@, L	Laboratory Corp. of America Holdings	4,045,032
94,700	@, L	Lincare Holdings, Inc.	2,662,017
64,000		Quest Diagnostics	2,897,280
			23,229,736
		Home Builders: 0.9%
45,900	L	Centex Corp.	1,111,239
41,000	L	KB Home	1,013,930
59,000	L	Lennar Corp.	1,109,790
68,200		Pulte Homes, Inc.	992,310
47,400	L	Thor Industries, Inc.	1,411,098
65,000	@, L	Toll Brothers, Inc.	1,526,200
53,600	L	Winnebago Industries	905,840
			8,070,407
		Household Products/Wares: 0.5%
35,800	L	Avery Dennison Corp.	1,763,150
51,000		Clorox Co.	2,888,640
			4,651,790
		Insurance: 2.7%
42,100		AON Corp.	1,692,420
39,400	@, @@	Arch Capital Group Ltd.	2,705,598
35,900		Assurant, Inc.	2,184,874
51,000	@@	Axis Capital Holdings Ltd.	1,732,980
79,100		Brown & Brown, Inc.	1,374,758
122,100		Cigna Corp.	4,953,597
69,500		HCC Insurance Holdings, Inc.	1,576,955
4,400	@	Markel Corp.	1,935,868
78,600	@	Philadelphia Consolidated Holding Co.	2,530,920
34,000	@@	RenaissanceRe Holdings Ltd.	1,764,940
43,700	@@, L	Willis Group Holdings Ltd.	1,468,757
			23,921,667
		Internet: 2.2%
6,700	@, @@, L	Baidu.com ADR	1,605,521
55,600	@, L	Digital River, Inc.	1,721,932
150,700	@, L	Expedia, Inc.	3,298,823
90,200	@, L	F5 Networks, Inc.	1,638,934
90,300	@	McAfee, Inc.	2,988,027
79,200	@, @@, L	Sina Corp.	2,791,800
101,100	@	Symantec Corp.	1,680,282
121,800	@, L	VeriSign, Inc.	4,048,632
			19,773,951
		Iron/Steel: 0.7%
105,400	L	Carpenter Technology Corp.	5,899,238
			5,899,238
		Leisure Time: 0.7%
90,100	L	Harley-Davidson, Inc.	3,378,750
41,500	L	Royal Caribbean Cruises Ltd.	1,365,350
46,550	@, L	WMS Industries, Inc.	1,674,404
			6,418,504
		Lodging: 2.1%
44,500	L	Boyd Gaming Corp.	890,000
92,000		Choice Hotels International, Inc.	3,138,120
156,900		Marriott International, Inc.	5,391,084
193,200	@, @@, L	Melco PBL Entertainment Macau Ltd. ADR	2,198,616
63,000		Starwood Hotels & Resorts Worldwide, Inc.	3,260,250
38,600	@, L	Wynn Resorts Ltd.	3,884,704
			18,762,774
		Machinery - Construction & Mining: 0.8%
79,500	L	Joy Global, Inc.	5,180,220
33,000	@	Terex Corp.	2,062,500
			7,242,720
		Machinery - Diversified: 1.3%
38,700		Cummins, Inc.	1,811,934
51,500	L	Graco, Inc.	1,867,390
74,100	L	IDEX Corp.	2,274,129
66,500		Roper Industries, Inc.	3,952,760
55,800	@, L	Zebra Technologies Corp.	1,859,256
			11,765,469

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Media: 2.9%
76,600	@, L	Cablevision Systems Corp.	$1,641,538
21,200	@, @@, L	Central European Media Enterprises Ltd.	1,806,876
102,800	@, @@, L	CTC Media, Inc.	2,852,700
141,500	@, L	Discovery Holding Co.	3,002,630
68,200	L	Factset Research Systems, Inc.	3,673,934
152,800		McGraw-Hill Cos., Inc.	5,645,960
37,400		Meredith Corp.	1,430,550
94,200	@@	Shaw Communications, Inc. - Class B	1,712,556
68,600	@@, L	WPP Group PLC ADR	4,091,304
			25,858,048
		Metal Fabricate/Hardware: 0.8%
66,100		Precision Castparts Corp.	6,747,488
			6,747,488
		Mining: 0.3%
36,300	@@, L	Agnico-Eagle Mines Ltd.	2,457,873
			2,457,873
		Miscellaneous Manufacturing: 0.9%
95,700	L	Donaldson Co., Inc.	3,854,796
43,100		ITT Corp.	2,233,011
45,800		Pall Corp.	1,606,206
			7,694,013
		Office Furnishings: 0.1%
48,400	L	HNI, Corp.	1,301,476
			1,301,476
		Oil & Gas: 4.9%
63,100	@, L	Bill Barrett Corp.	2,981,475
65,700		Cabot Oil & Gas Corp.	3,340,188
224,500	@, @@, L	Compton Petroleum Corp.	2,489,705
32,700	L	Diamond Offshore Drilling	3,806,280
37,900	@	Forest Oil Corp.	1,855,584
67,800	@, L	Mariner Energy, Inc.	1,831,278
93,000		Murphy Oil Corp.	7,639,020
75,000	@, @@, L	Nabors Industries Ltd.	2,532,750
51,800	@	Newfield Exploration Co.	2,737,630
75,250	@, L	SandRidge Energy, Inc.	2,946,038
59,100		Sunoco, Inc.	3,100,977
87,000	@, L	Ultra Petroleum Corp.	6,742,500
32,850		XTO Energy, Inc.	2,032,101
			44,035,526
		Oil & Gas Services: 4.4%
84,900	L	BJ Services Co.	2,420,499
159,600	@, L	Cameron International Corp.	6,645,744
61,600	@, L	Core Laboratories NV	7,348,880
111,400	@, L	FMC Technologies, Inc.	6,337,546
107,200	L	Smith International, Inc.	6,885,456
69,200	@, L	Tetra Technologies, Inc.	1,096,128
119,300	@	Weatherford International Ltd.	8,645,671
			39,379,924
		Pharmaceuticals: 3.4%
94,300	@, L	Alkermes, Inc.	1,120,284
120,464		Allergan, Inc.	6,792,965
47,500	@, L	Amylin Pharmaceuticals, Inc.	1,387,475
45,500	@, L	BioMarin Pharmaceuticals, Inc.	1,609,335
70,600	@, L	Cephalon, Inc.	4,546,640
127,700	@, @@, L	Elan Corp. PLC ADR	2,663,822
92,300	@	Express Scripts, Inc.	5,936,736
40,400	@	ImClone Systems, Inc.	1,713,768
132,300	@, L	Medarex, Inc.	1,170,855
47,000	@, L	Sepracor, Inc.	917,440
58,000	@, L	Theravance, Inc.	610,740
108,600	@, L	Warner Chilcott Ltd.	1,954,800
			30,424,860
		Pipelines: 0.8%
218,100		Williams Cos., Inc.	7,192,938
			7,192,938
		Retail: 6.3%
43,000		Advance Auto Parts, Inc.	1,464,150
59,100	@, L	AnnTaylor Stores Corp.	1,429,038
61,200	@, L	Bed Bath & Beyond, Inc.	1,805,400
19,400	@, L	Chipotle Mexican Grill, Inc.	1,883,546
156,100	@	Coach, Inc.	4,706,415
65,400	@, L	Dick’s Sporting Goods, Inc.	1,751,412
99,000	L	Family Dollar Stores, Inc.	1,930,500
41,600	L	Men’s Wearhouse, Inc.	968,032
65,100	@, L	O’Reilly Automotive, Inc.	1,856,652
36,600	@, L	Panera Bread Co.	1,533,174
83,300	L	Petsmart, Inc.	1,702,652
125,000	L	Ross Stores, Inc.	3,745,000
119,655		Staples, Inc.	2,645,572
105,000	@, L	Starbucks Corp.	1,837,500
110,400	L	Tiffany & Co.	4,619,136
86,050	@@	Tim Hortons, Inc.	2,930,003
164,500		TJX Cos., Inc.	5,440,015

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value

		Retail (continued)
36,100	@, L	Tractor Supply Co.	$1,426,672
72,500	@, L	Urban Outfitters, Inc.	2,272,875
103,000	L	Williams-Sonoma, Inc.	2,496,720
216,000		Yum! Brands, Inc.	8,037,356
			56,481,820
		Semiconductors: 6.1%
218,500		Altera Corp.	4,026,955
143,800		Analog Devices, Inc.	4,244,976
230,850	@	Broadcom Corp.	4,448,480
121,400	@	Fairchild Semiconductor International, Inc.	1,447,088
133,500	@	Integrated Device Technology, Inc.	1,192,155
81,300		Intersil Corp.	2,086,971
31,800	L	KLA-Tencor Corp.	1,179,780
39,000	@	Lam Research Corp.	1,490,580
134,300	L	Linear Technology Corp.	4,121,667
233,000	@, @@, L	Marvell Technology Group Ltd.	2,535,040
125,500		Maxim Integrated Products	2,558,945
75,700	@	MEMC Electronic Materials, Inc.	5,367,130
123,900		Microchip Technology, Inc.	4,055,247
170,600		National Semiconductor Corp.	3,125,392
189,400	@, L	ON Semiconductor Corp.	1,075,792
112,900	@	QLogic Corp.	1,733,015
74,700	@, L	Silicon Laboratories, Inc.	2,356,038
113,400	@	Teradyne, Inc.	1,408,428
56,500	@, L	Varian Semiconductor Equipment Associates, Inc.	1,590,475
208,000		Xilinx, Inc.	4,940,000
			54,984,154
		Software: 5.9%
170,280	@	Activision, Inc.	4,650,347
82,000	@	Adobe Systems, Inc.	2,918,380
116,600	@, L	American Reprographics Co.	1,730,344
52,000	@, L	Ansys, Inc.	1,795,040
151,300	@	Autodesk, Inc.	4,762,924
79,600	@	Citrix Systems, Inc.	2,334,668
28,000		Dun & Bradstreet Corp.	2,278,640
132,400	@	Electronic Arts, Inc.	6,609,408
39,700		Fidelity National Information Services, Inc.	1,514,158
35,000	@, L	Fiserv, Inc.	1,683,150
152,600	@	Intuit, Inc.	4,121,726
386,600	@, L	Red Hat, Inc.	7,109,574
72,400	@, L	Salesforce.com, Inc.	4,189,788
148,400	@@, L	Satyam Computer Services Ltd. ADR	3,352,356
65,300		SEI Investments Co.	1,612,257
77,600	@, L	THQ, Inc.	1,691,680
			52,354,440
		Telecommunications: 3.9%
159,600	@	American Tower Corp.	6,257,916
180,700	@, L	Crown Castle International Corp.	6,232,343
122,300	@, L	Foundry Networks, Inc.	1,416,234
138,000	@, L	JDS Uniphase Corp.	1,847,820
184,600	@	Juniper Networks, Inc.	4,615,000
69,500	@, L	Leap Wireless International, Inc.	3,238,700
125,000	@, L	MetroPCS Communications, Inc.	2,125,000
64,100	@, L	NeuStar, Inc.	1,697,368
61,600	@	NII Holdings, Inc.	1,957,648
178,950	@, L	SBA Communications Corp.	5,338,079
			34,726,108
		Textiles: 0.2%
73,600		Cintas Corp.	2,100,544
			2,100,544
		Toys/Games/Hobbies: 0.2%
86,300		Mattel, Inc.	1,717,370
			1,717,370
		Transportation: 2.2%
104,100	L	CH Robinson Worldwide, Inc.	5,663,040
131,000		Expeditors International Washington, Inc.	5,918,580
122,900	L	Landstar System, Inc.	6,410,464
96,200	@@	UTI Worldwide, Inc.	1,931,696
			19,923,780
		Total Common Stock
		(Cost $862,837,517)	893,700,344
SHORT-TERM INVESTMENTS: 30.1%
		Mutual Fund: 0.0%
1,589		T. Rowe Price Reserve Investment Fund	1,589
		Total Mutual Fund
		(Cost $1,589)	1,589

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 30.1%
$269,189,000		Bank of New York Mellon Corp. Institutional Cash Reserves		$269,189,000

		Total Securities Lending Collateral
		(Cost $269,189,000)		269,189,000

		Total Short-Term Investments
		(Cost $269,190,589)		269,190,589

		Total Investments in Securities
		(Cost $1,132,028,106)*	130.0%	$1,162,890,933
		Other Assets and Liabilities - Net	(30.0)	(268,252,653)
		Net Assets	100.0%	$894,638,280

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.

	*	Cost for federal income tax purposes is $1,134,089,594
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$131,456,157
		Gross Unrealized Depreciation		(102,654,818)
		Net Unrealized Appreciation		$28,801,339

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$893,701,933	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$893,701,933	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.1%
		Aerospace/Defense: 1.0%
171,200		General Dynamics Corp.	$14,272,944
			14,272,944
		Banks: 2.2%
110,600		Northern Trust Corp.	7,351,582
314,900		State Street Corp.	24,877,100
			32,228,682
		Beverages: 1.4%
95,300	@@	InBev NV	8,365,592
170,500		PepsiCo, Inc.	12,310,100
			20,675,692
		Biotechnology: 1.7%
75,658	@	Celgene Corp.	4,637,079
251,800	@	Genentech, Inc.	20,441,124
			25,078,203
		Chemicals: 2.4%
166,800		Monsanto Co.	18,598,200
207,000		Praxair, Inc.	17,435,610
			36,033,810
		Commercial Services: 4.6%
486,700	@@, L	Accenture Ltd.	17,117,239
392,700	L	Automatic Data Processing, Inc.	16,646,553
33,600		Mastercard, Inc.	7,492,464
146,700		McKesson Corp.	7,682,679
209,931	L	Moody’s Corp.	7,311,897
183,700	@	Visa, Inc.	11,455,532
			67,706,364
		Computers: 3.1%
224,800	@	Apple, Inc.	32,258,800
361,400	@	Dell, Inc.	7,199,088
396,800	@, L	EMC Corp.	5,690,112
			45,148,000
		Cosmetics/Personal Care: 1.3%
285,080		Procter & Gamble Co.	19,975,556
			19,975,556
		Distribution/Wholesale: 0.3%
92,200	L	Fastenal Co.	4,234,746
			4,234,746
		Diversified Financial Services: 4.5%
37,100	L	Blackrock, Inc.	7,575,078
936,000	@@	Bovespa Holding SA	12,668,832
287,400		Charles Schwab Corp.	5,411,742
18,800	L	CME Group, Inc.	8,819,080
134,700		Franklin Resources, Inc.	13,064,553
47,100		Goldman Sachs Group, Inc.	7,789,869
115,920	@@	Housing Development Finance Corp.	6,915,978
305,200	@@	Redecard SA	5,017,963
			67,263,095
		Electric: 0.6%
574,200	@, L	AES Corp.	9,571,914
			9,571,914
		Electrical Components & Equipment: 0.8%
93,100	@@	Schneider Electric SA	12,026,867
			12,026,867
		Electronics: 1.1%
166,500	@, L	Dolby Laboratories, Inc.	6,037,290
860,880	@@	HON HAI Precision Industry GDR	9,744,431
			15,781,721
		Engineering & Construction: 1.5%
224,500	@, @@	Foster Wheeler Ltd.	12,711,190
166,300	@	McDermott International, Inc.	9,116,566
			21,827,756
		Entertainment: 0.7%
263,000	L	International Game Technology	10,575,230
			10,575,230
		Food: 2.1%
102,500	@@	Groupe Danone	9,165,230
8,200	@@	Nestle SA	4,098,710
372,900		Sysco Corp.	10,821,558
230,700	L	Whole Foods Market, Inc.	7,606,179
			31,691,677

		Healthcare - Products: 5.8%
68,800	@@, L	Alcon, Inc.	9,786,800
128,500		Becton Dickinson & Co.	11,031,725
260,650	@@	Covidien Ltd.	11,533,763
13,300	@	Intuitive Surgical, Inc.	4,313,855
418,800		Medtronic, Inc.	20,257,356
205,700	@	St. Jude Medical, Inc.	8,884,183

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
144,200		Stryker Corp.	$9,380,210
136,700	@	Zimmer Holdings, Inc.	10,643,462
			85,831,354
		Healthcare - Services: 3.7%
421,100		Aetna, Inc.	17,724,099
134,200	@	Humana, Inc.	6,020,212
195,200	@, L	Laboratory Corp. of America Holdings	14,382,336
369,600	@, L	WellPoint, Inc.	16,310,448
			54,437,095
		Household Products/Wares: 0.4%
105,770	@@	Reckitt Benckiser PLC	5,865,286
			5,865,286
		Insurance: 1.8%
155,200		Assurant, Inc.	9,445,472
291,600		Cigna Corp.	11,830,212
61,900	L	Prudential Financial, Inc.	4,843,675
			26,119,359
		Internet: 6.2%
227,700	@, L	Amazon.com, Inc.	16,235,010
100,000	@@	B2W Companhia Global Do Varejo	3,410,270
500,340	@, L	Expedia, Inc.	10,952,443
89,800	@	Google, Inc. - Class A	39,554,206
34,700	@	McAfee, Inc.	1,148,223
605,000	@@	Tencent Holdings Ltd.	3,491,270
516,320	@, L	VeriSign, Inc.	17,162,477
			91,953,899
		Lodging: 1.2%
161,400	@, L	Las Vegas Sands Corp.	11,885,496
162,800		Marriott International, Inc.	5,593,808
16,210	@, L	MGM Mirage	952,662
			18,431,966
		Machinery - Construction & Mining: 0.4%
84,000	L	Joy Global, Inc.	5,473,440
			5,473,440
		Machinery - Diversified: 0.5%
84,000		Deere & Co.	6,756,960
			6,756,960
		Media: 3.8%
743,300		McGraw-Hill Cos., Inc.	27,464,935
434,500	@@	Naspers Ltd.	7,583,577
397,100	@@, L	Rogers Communications, Inc.	14,263,832
413,900	@@	Shaw Communications, Inc. - Class B	7,524,702
			56,837,046
		Mining: 2.5%
540,800	@@	BHP Billiton Ltd.	17,771,259
102,700		Freeport-McMoRan Copper & Gold, Inc.	9,881,794
415,900	@@, L	Kinross Gold Corp.	9,195,549
			36,848,602
		Miscellaneous Manufacturing: 4.5%
540,100	L	Danaher Corp.	41,063,803
694,200		General Electric Co.	25,692,342
			66,756,145
		Oil & Gas: 6.2%
86,400		Chevron Corp.	7,375,104
129,600		EOG Resources, Inc.	15,552,000
251,138		ExxonMobil Corp.	21,241,252
106,900		Murphy Oil Corp.	8,780,766
144,700	@@	Petroleo Brasileiro SA ADR	12,254,643
61,900	@@, L	Suncor Energy, Inc.	5,964,065
272,415	@@, L	Total SA	20,181,674
			91,349,504
		Oil & Gas Services: 3.9%
232,200		Baker Hughes, Inc.	15,905,700
487,800		Schlumberger Ltd.	42,438,600
			58,344,300
		Pharmaceuticals: 4.2%
223,100	L	Allergan, Inc.	12,580,609
489,700	@	Gilead Sciences, Inc.	25,234,241
160,900	@	Medco Health Solutions, Inc.	7,045,811
137,600		Merck & Co., Inc.	5,221,920
39,239	@@	Roche Holding AG	7,395,371
310,900		Schering-Plough Corp.	4,480,069
			61,958,021
		Real Estate: 0.6%
522,000	@@	DLF Ltd.	8,441,619
			8,441,619
		Retail: 6.3%
190,700	@, L	Bed Bath & Beyond, Inc.	5,625,650
215,400		Costco Wholesale Corp.	13,994,538
963,126		CVS Caremark Corp.	39,016,231
132,800	@, L	Kohl’s Corp.	5,695,792
217,200	@@	Lojas Renner SA	4,040,239
153,200		Walgreen Co.	5,835,388
527,400		Yum! Brands, Inc.	19,624,554
			93,832,392

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors: 1.1%
332,400		Intel Corp.	$7,040,232
839,100	@, @@, L	Marvell Technology Group Ltd.	9,129,408
			16,169,640
		Software: 4.2%
342,100	@	Autodesk, Inc.	10,769,308
224,000	@	Electronic Arts, Inc.	11,182,080
128,329	@@	Infosys Technologies Ltd.	4,632,681
1,243,825		Microsoft Corp.	35,299,754
			61,883,823
		Telecommunications: 10.2%
189,200	@, @@	Amdocs Ltd.	5,365,712
373,700	@@	America Movil SA de CV ADR	23,800,953
446,800	@, L	American Tower Corp.	17,519,028
665,900	@, @@	Bharti Airtel Ltd.	13,770,352
728,600	@	Cisco Systems, Inc.	17,551,974
653,300		Corning, Inc.	15,705,332
644,400	@, L	Crown Castle International Corp.	22,225,356
1,921,647	@, @@	Idea Cellular Ltd.	4,953,605
361,800	@, L	Juniper Networks, Inc.	9,045,000
86,300	@, L	Leap Wireless International, Inc.	4,021,580
140,300	@, L	MetroPCS Communications, Inc.	2,385,100
350,600		Qualcomm, Inc.	14,374,600
			150,718,592
		Toys/Games/Hobbies: 1.7%
49,400	@@	Nintendo Co., Ltd.	25,846,308
			25,846,308
		Transportation: 0.6%
206,400	L	Expeditors International Washington, Inc.	9,325,152
			9,325,152
		Total Common Stock (Cost $1,382,941,807)	1,467,272,760
SHORT-TERM INVESTMENTS: 19.7%
		Mutual Fund: 0.3%
4,691,484		T. Rowe Price Reserve Investment Fund	4,691,484

		Total Mutual Fund (Cost $4,691,484)	4,691,484

Principal Amount			Value
	Securities Lending Collateral(cc): 19.4%
$286,112,000	Bank of New York Mellon Corp. Institutional Cash Reserves		$286,112,000
	Total Securities Lending Collateral (Cost $286,112,000)		286,112,000
	Total Short-Term Investments (Cost $290,803,484)		290,803,484
	Total Investments in Securities (Cost $1,673,745,291)*	118.8%	$1,758,076,244
	Other Assets and Liabilities - Net	(18.8)	(277,728,384)
	Net Assets	100.0%	$1,480,347,860

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.

*	Cost for federal income tax purposes is $1,679,178,409.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$183,716,840
	Gross Unrealized Depreciation	(104,819,005)
	Net Unrealized Appreciation	$78,897,835

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,471,964,244	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,471,964,244	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.1%
		Australia: 0.9%
119,609		National Australia Bank Ltd.	$3,307,859
			3,307,859
		Austria: 0.9%
160,260		Telekom Austria AG	3,310,335
			3,310,335
		Bermuda: 0.2%
14,600		ACE Ltd.	803,876
			803,876
		Brazil: 1.1%
102,370		Empresa Brasileira de Aeronautica SA ADR	4,044,639
			4,044,639
		Canada: 0.5%
43,000		George Weston Ltd.	1,978,138
			1,978,138
		China: 3.0%
1,389,600		Byd Co., Ltd.	2,567,747
659,000		China Shenhua Energy Co., Ltd.	2,668,736
6,144,000		China Telecom Corp., Ltd.	3,876,255
3,026,000		Shanghai Electric Group Co., Ltd.	1,867,050
			10,979,788
		Denmark: 0.3%
8,830	@	Vestas Wind Systems A/S	971,974
			971,974
		Finland: 0.6%
21,040		Stora Enso OYJ	243,671
46,820		Stora Enso OYJ (Euro Denominated Security)	541,427
77,400		UPM-Kymmene OYJ	1,376,942
			2,162,040
		France: 10.4%
18,790		Accor SA	1,371,903
126,441		AXA SA	4,573,015
44,260		Compagnie Generale des Etablissements Michelin	4,635,169
42,550		Electricite de France	3,701,300
204,370		France Telecom SA	6,865,920
77,480		Sanofi-Aventis	5,811,244
44,190		Suez SA	2,896,540
204,010	@	Thomson	1,421,649
60,880		Total SA	4,510,252
67,100		Vivendi	2,624,703
			38,411,695
		Germany: 10.8%
96,920		Bayerische Motoren Werke AG	5,350,987
74,430		Celesio AG	3,710,352
179,770		Deutsche Post AG	5,498,829
30,170		E.ON AG	5,627,014
331,560	@	Infineon Technologies AG	2,332,383
34,700		Merck KGaA	4,308,209
13,800		Muenchener Rueckversicherungs AG	2,706,830
82,950		SAP AG	4,110,862
41,130		Siemens AG	4,495,691
17,270		Siemens AG ADR	1,881,394
			40,022,551
		Hong Kong: 1.4%
196,000		Cheung Kong Holdings Ltd. ADR	2,782,788
184,000		Hutchison Whampoa Ltd.	1,750,124
70,000		Swire Pacific Ltd.	793,325
			5,326,237
		India: 2.9%
101,439		Housing Development Finance Corp.	6,052,018
123,940		ICICI Bank Ltd. ADR	4,733,269
			10,785,287
		Israel: 0.8%
140,130	@	Check Point Software Technologies	3,138,912
			3,138,912
		Italy: 4.0%
129,779		ENI S.p.A.	4,417,604
477,296		Intesa Sanpaolo S.p.A.	3,367,388
350,726		Mediaset S.p.A.	3,250,140
533,888		UniCredito Italiano S.p.A.	3,577,184
			14,612,316
		Japan: 4.2%
73,000		Fuji Photo Film Co., Ltd.	2,609,227
67,000		Hitachi Ltd.	400,042
69,500		Konica Minolta Holdings, Inc.	956,163
201,700		Mitsubishi UFJ Financial Group, Inc.	1,764,437
183,000		NGK Spark Plug Co., Ltd.	2,395,071
5,200		Nintendo Co., Ltd.	2,720,664
77,900		Sony Corp.	3,133,267
27,700		Takeda Pharmaceutical Co., Ltd.	1,390,598
			15,369,469

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Mexico: 0.2%
17,120		Telefonos de Mexico SA de CV ADR	$643,712
			643,712
		Netherlands: 6.5%
136,300		Koninklijke Philips Electronics NV	5,217,559
178,109		Reed Elsevier NV	3,405,511
147,400		Royal Dutch Shell PLC - Class B	4,965,370
67,880		SBM Offshore NV	2,189,775
157,090		Unilever NV	5,288,216
99,890		Vedior NV	2,907,034
			23,973,465
		Norway: 1.6%
312,070	@	Telenor ASA	6,009,804
			6,009,804
		Portugal: 1.1%
343,990		Portugal Telecom SGPS SA	3,997,867
10,942		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	129,747
			4,127,614
		Singapore: 2.8%
335,000		DBS Group Holdings Ltd.	4,411,396
287,420	@	Flextronics International Ltd.	2,698,874
1,120,000		Singapore Telecommunications Ltd.	3,205,905
			10,316,175
		South Korea: 3.9%
59,740		Kookmin Bank ADR	3,348,427
118,600		Korea Electric Power Corp. ADR	1,783,744
10,963		LG Electronics, Inc.	1,408,941
20,480	#	Samsung Electronics GDR	6,441,683
68,410		SK Telecom Co., Ltd. ADR	1,478,340
			14,461,135
		Spain: 4.5%
193,825		Banco Santander Central Hispano SA	3,861,394
127,406		Repsol YPF SA	4,389,292
288,694		Telefonica SA	8,294,798
			16,545,484
		Sweden: 2.6%
310,710		Atlas Copco AB	5,312,936
171,940		Nordea Bank AB	2,783,009
96,270		Securitas AB	1,273,347
5,770	@	Securitas Direct AB	26,643
74,900		Securitas Systems AB	217,711
			9,613,646
		Switzerland: 7.6%
58,290		Adecco SA	3,367,192
35,690		Lonza Group AG	4,734,812
12,210		Nestle SA	6,103,078
138,570		Novartis AG	7,110,585
56,041		Swiss Reinsurance	4,898,705
63,560		UBS AG - Reg	1,850,744
			28,065,116
		Taiwan: 1.2%
1,177,000	@	Chinatrust Financial Holding Co., Ltd.	1,145,023
179,193	#	Compal Electronics, Inc. GDR	859,696
1,137,000		Taiwan Semiconductor Manufacturing Co., Ltd.	2,352,994
			4,357,713
		United Kingdom: 20.6%
374,800		Aviva PLC	4,595,559
617,630		BAE Systems PLC	5,955,709
486,980		BP PLC	4,933,898
301,680		British Sky Broadcasting PLC	3,335,576
239,080		Burberry Group PLC	2,138,675
419,040		Cadbury Schweppes PLC	4,618,871
801,250		Compass Group PLC	5,127,482
243,020		GlaxoSmithKline PLC	5,140,382
785,640		Group 4 Securicor PLC	3,552,533
261,600		HSBC Holdings PLC	4,290,656
606,230		Kingfisher PLC	1,593,930
300,970		Lloyds TSB Group PLC	2,688,996
109,410		National Grid PLC	1,511,936
1,178,380		Old Mutual PLC	2,586,087
221,710		Pearson PLC	3,002,714
171,030		Rexam PLC	1,448,383
258,250	@	Rolls-Royce Group PLC	2,068,539
23,139,200	@	Rolls-Royce Group PLC - B Shares Entitlement	45,923
707,370		Royal Bank of Scotland Group PLC	4,738,777
103,863		Smiths Group PLC	1,939,166
124,420		Standard Chartered PLC	4,254,601
1,826,516		Vodafone Group PLC	5,429,154
328,380		Yell Group PLC	1,002,807
			76,000,354

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares		Value
	United States: 0.5%
80,470	Invesco Ltd.	$1,960,249
		1,960,249
	Total Common Stock
	(Cost $358,941,329)	351,299,583

Principal Amount				Value
SHORT-TERM INVESTMENTS: 5.7%
		U.S. Government Agency Obligations: 5.7%
$20,982,000	Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$20,981,126

		Total Short-Term Investments
		(Cost $20,981,126)		20,981,126
		Total Investments in Securities
		(Cost $379,922,455)*	100.8%	$372,280,709
		Other Assets and Liabilities - Net	(0.8)	(2,897,721)
		Net Assets	100.0%	$369,382,988

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $381,010,699.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$10,480,634
		Gross Unrealized Depreciation		(19,210,624)
		Net Unrealized Depreciation		$(8,729,990)

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	3.3%
Apparel	0.6
Auto Manufacturers	1.4
Auto Parts & Equipment	1.9
Banks	12.8
Chemicals	1.3
Coal	0.7
Commercial Services	3.1
Computers	0.2
Diversified Financial Services	3.0
Electric	4.2
Electrical Components & Equipment	1.2
Electronics	2.1
Energy - Alternate Sources	0.3
Food	4.9
Food Service	1.4
Forest Products & Paper	0.6
Holding Companies - Diversified	0.7
Home Furnishings	1.2
Insurance	5.5
Internet	0.8
Lodging	0.4
Machinery - Construction & Mining	1.4
Machinery - Diversified	0.5
Media	4.5
Miscellaneous Manufacturing	3.2
Oil & Gas	6.3
Oil & Gas Services	0.6
Packaging & Containers	0.4
Pharmaceuticals	7.4
Real Estate	0.8
Retail	0.4
Semiconductors	3.0
Software	1.1
Telecommunications	11.7
Toys/Games/Hobbies	0.7
Transportation	1.5
Short-Term Investments	5.7
Other Assets and Liabilities - Net	(0.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$344,857,900	$—
Level 2- Other Significant Observable Inputs	27,422,809	—
Level 3- Significant Unobservable Inputs	—	—
Total	$372,280,709	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 92.6%
		Airlines: 0.4%
230,700	@, L	JetBlue Airways Corp.	$1,338,060
			1,338,060
		Banks: 2.4%
273,442		US Bancorp.	8,848,583
			8,848,583
		Biotechnology: 3.6%
163,400	@	Genentech, Inc.	13,264,812
			13,264,812
		Chemicals: 2.7%
109,542		Air Products & Chemicals, Inc.	10,077,864
			10,077,864
		Commercial Services: 2.8%
589,550	@, L	Hertz Global Holdings, Inc.	7,109,973
54,400		Paychex, Inc.	1,863,744
24,850	@, L	Visa, Inc.	1,549,646
			10,523,363
		Computers: 3.0%
12,800	@	Apple, Inc.	1,836,800
465,800	@	Dell, Inc.	9,278,736
64,800		Seagate Technology, Inc. - Escrow	1
			11,115,537
		Diversified Financial Services: 3.5%
12,595	L	CME Group, Inc.	5,908,315
162,800		JPMorgan Chase & Co.	6,992,260
			12,900,575
		Electric: 3.1%
104,965		Entergy Corp.	11,449,582
			11,449,582
		Food: 2.3%
271,900		Kraft Foods, Inc.	8,431,619
			8,431,619
		Healthcare - Products: 2.5%
198,700	@	Varian Medical Systems, Inc.	9,307,108
			9,307,108
		Insurance: 6.6%
234,100		Allstate Corp.	11,250,846
130,500	L	American International Group, Inc.	5,644,125
98,300	L	Hartford Financial Services Group, Inc.	7,448,191
			24,343,162
		Internet: 1.9%
59,716	@, L	Priceline.com, Inc.	7,217,276
			7,217,276
		Lodging: 1.3%
66,762	@, L	Las Vegas Sands Corp.	4,916,354
			4,916,354
		Media: 6.6%
584,700	@	Comcast Corp. – Special Class A	11,091,759
536,500	@	DIRECTV Group, Inc.	13,299,834
			24,391,593
		Mining: 2.2%
83,981		Freeport-McMoRan Copper & Gold, Inc.	8,080,652
			8,080,652
		Miscellaneous Manufacturing: 3.0%
298,700		General Electric Co.	11,054,887
			11,054,887
		Oil & Gas: 9.8%
101,660		Apache Corp.	12,282,561
185,300		ConocoPhillips	14,121,713
190,200	@@	OAO Gazprom ADR	9,692,395
			36,096,669
		Pharmaceuticals: 9.6%
220,375		Eli Lilly & Co.	11,369,146
215,800	@	Gilead Sciences, Inc.	11,120,174
20,700	@@	Roche Holding AG	3,901,327
196,300	@@	Teva Pharmaceutical Industries Ltd. ADR	9,067,097
			35,457,744
		Retail: 4.8%
456,475	@, L	Office Depot, Inc.	5,044,049
2,922,700	@, L	Rite Aid Corp.	8,592,738
180,500	L	Staples, Inc.	3,990,855
			17,627,642
		Semiconductors: 3.7%
506,000		Intel Corp.	10,717,080
500,025	@, L	ON Semiconductor Corp.	2,840,142
			13,557,222

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Software: 3.2%
125,779	@, L	Eclipsys Corp.	$2,466,526
326,800		Microsoft Corp.	9,274,584
			11,741,110
		Telecommunications: 13.6%
313,400		AT&T, Inc.	12,003,220
376,600	@@	China Mobile Ltd.	5,658,306
454,505	@@	Chunghwa Telecom Ltd. ADR	11,826,220
420,689		Corning, Inc.	10,113,364
234,750	@, L	Crown Castle International Corp.	8,096,528
1,226,400	@, L	Level 3 Communications, Inc.	2,599,968
			50,297,606
		Total Common Stock
		(Cost $346,110,641)	342,039,020

Principal Amount				Value
SHORT-TERM INVESTMENTS: 20.7%
		U.S. Government Agency Obligations: 7.7%
$28,683,000	Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$28,681,964
		Total U.S. Government Agency Obligations
		(Cost $28,681,964)		28,681,964
		Securities Lending Collateral(cc): 13.0%
47,926,000		Bank of New York Mellon Corp. Institutional Cash Reserves		47,926,000
		Total Securities Lending Collateral
		(Cost $47,926,000)		47,926,000
		Total Short-Term Investments
		(Cost $76,607,964)		76,607,964
		Total Investments in Securities
		(Cost $422,718,605)*	113.3%	$418,646,984
		Other Assets and Liabilities - Net	(13.3)	(49,036,457)
		Net Assets	100.0%	$369,610,527

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $424,135,514.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$13,872,420
		Gross Unrealized Depreciation		(19,360,950)
		Net Unrealized Depreciation		$(5,488,530)

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$342,039,020	$—
Level 2- Other Significant Observable Inputs	28,681,964	—
Level 3- Significant Unobservable Inputs	—	—
Total	$370,720,984	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.2%
		Advertising: 1.9%
456,800	@, L	Interpublic Group of Cos., Inc.	$3,841,688
77,300		Omnicom Group	3,415,114
			7,256,802
		Airlines: 0.7%
210,500	L	Southwest Airlines Co.	2,610,200
			2,610,200
		Auto Manufacturers: 1.5%
126,850	L	Paccar, Inc.	5,708,250
			5,708,250
		Auto Parts & Equipment: 3.2%
129,600	L	BorgWarner, Inc.	5,576,688
199,100		Johnson Controls, Inc.	6,729,580
			12,306,268
		Banks: 7.3%
158,292	L	Bank of New York Mellon Corp.	6,605,525
27,700	L	City National Corp.	1,370,042
218,400		Fifth Third Bancorp.	4,568,928
66,700		SunTrust Bank	3,677,838
397,800		Wells Fargo & Co.	11,575,980
			27,798,313
		Beverages: 0.7%
148,700	@, L	Constellation Brands, Inc.	2,627,529
			2,627,529
		Biotechnology: 2.9%
112,900	@	Genzyme Corp.	8,415,566
39,300	@, L	Millipore Corp.	2,649,213
			11,064,779
		Building Materials: 1.6%
311,300	L	Masco Corp.	6,173,079
			6,173,079
		Coal: 1.8%
133,100	L	Peabody Energy Corp.	6,788,100
			6,788,100
		Computers: 1.3%
41,500	@, L	Lexmark International, Inc.	1,274,880
184,500	@, L	NetApp, Inc.	3,699,225
71,600		Seagate Technology, Inc. - Escrow	1
			4,974,106
		Diversified Financial Services: 7.2%
507,066		Citigroup, Inc.	10,861,354
248,200		Discover Financial Services	4,063,034
119,300	L	Freddie Mac	3,020,676
208,800		Morgan Stanley	9,542,160
			27,487,224
		Electric: 4.1%
87,500		American Electric Power Co., Inc.	3,642,625
128,300	L	Exelon Corp.	10,426,941
68,400		Pepco Holdings, Inc.	1,690,848
			15,760,414
		Food: 1.2%
162,800		Sysco Corp.	4,724,456
			4,724,456
		Gas: 1.6%
104,400		NiSource, Inc.	1,799,856
83,100		Sempra Energy	4,427,568
			6,227,424
		Healthcare - Products: 3.6%
11,800	@@	Covidien Ltd.	522,150
117,914		Johnson & Johnson	7,649,081
112,000		Medtronic, Inc.	5,417,440
			13,588,671
		Healthcare - Services: 1.0%
34,500	@	DaVita, Inc.	1,647,720
61,000		UnitedHealth Group, Inc.	2,095,960
			3,743,680
		Household Products/Wares: 1.2%
64,600		Fortune Brands, Inc.	4,489,700
			4,489,700
		Insurance: 4.6%
103,100		Aflac, Inc.	6,696,345
61,500		Hartford Financial Services Group, Inc.	4,659,855
112,400	L	Principal Financial Group, Inc.	6,262,928
			17,619,128
		Internet: 1.8%
404,504	@, L	Symantec Corp.	6,722,856
			6,722,856

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Leisure Time: 2.5%
143,200	L	Carnival Corp.	$5,796,736
42,700	L	Harley-Davidson, Inc.	1,601,250
69,100	L	Royal Caribbean Cruises Ltd.	2,273,390
			9,671,376
		Lodging: 0.6%
42,100	L	Starwood Hotels & Resorts Worldwide, Inc.	2,178,675
			2,178,675
		Media: 4.4%
461,600		Comcast Corp. – Class A	8,927,344
200,900		News Corp. - Class A	3,766,875
94,786	@, L	R.H. Donnelley Corp.	479,617
91,000	@, L	Viacom - Class B	3,605,420
			16,779,256
		Miscellaneous Manufacturing: 6.2%
371,900		General Electric Co.	13,764,019
164,000		Illinois Tool Works, Inc.	7,909,720
53,900		Pall Corp.	1,890,273
			23,564,012
		Oil & Gas: 3.3%
35,400		Chevron Corp.	3,021,744
26,800		ENSCO International, Inc.	1,678,216
28,500		EOG Resources, Inc.	3,420,000
99,300		Marathon Oil Corp.	4,528,080
			12,648,040
		Oil & Gas Services: 3.9%
84,200		Baker Hughes, Inc.	5,767,700
230,500	L	Halliburton Co.	9,065,565
			14,833,265
		Pharmaceuticals: 8.6%
115,200	L	Allergan, Inc.	6,496,128
24,500	@, L	Cephalon, Inc.	1,577,800
101,200	@	Medco Health Solutions, Inc.	4,431,548
154,617		Merck & Co., Inc.	5,867,715
184,900		Schering-Plough Corp.	2,664,409
279,400		Wyeth	11,667,744
			32,705,344
		Retail: 0.8%
125,400	@, L	Chico’s FAS, Inc.	891,594
71,000	@	Coach, Inc.	2,140,650
			3,032,244
		Semiconductors: 6.7%
211,600		Analog Devices, Inc.	6,246,432
590,800		Intel Corp.	12,513,145
96,400	L	Linear Technology Corp.	2,958,516
168,200	L	Xilinx, Inc.	3,994,750
			25,712,843
		Software: 3.3%
102,900	@, L	Intuit, Inc.	2,779,329
339,500		Microsoft Corp.	9,635,010
			12,414,339
		Telecommunications: 2.5%
108,367		AT&T, Inc.	4,150,456
776,289	L	Sprint Nextel Corp.	5,193,373
			9,343,829
		Transportation: 5.2%
103,000	L	Burlington Northern Santa Fe Corp.	9,498,660
73,900		FedEx Corp.	6,848,313
56,300	L	Ryder System, Inc.	3,429,233
			19,776,206
		Total Common Stock
		(Cost $394,075,674)	370,330,408
EXCHANGE-TRADED FUNDS: 0.5%
		Exchange-Traded Funds: 0.5%
16,000	L	SPDR Trust Series 1	2,111,520
		Total Exchange-Traded Funds
		(Cost $2,112,301)	2,111,520
		Total Long-Term Investments
		(Cost $396,187,975)	372,441,928

Principal Amount			Value
SHORT-TERM INVESTMENTS: 28.0%
		U.S. Government Agency Obligations: 2.2%
$8,381,000	Z	Federal Home Loan Bank, 1.300%, due 04/01/08	$8,380,697
		Total U.S. Government Agency Obligations
		(Cost $8,380,697)	8,380,697

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 25.8%
$98,336,000		Bank of New York Mellon Corp. Institutional Cash Reserves		$98,336,000

		Total Securities Lending Collateral
		(Cost $98,336,000)		98,336,000

		Total Short-Term Investments
		(Cost $106,716,697)		106,716,697

		Total Investments in Securities
		(Cost $502,904,672)*	125.7%	$479,158,625
		Other Assets and Liabilities - Net	(25.7)	(97,982,556)
		Net Assets	100.0%	$381,176,069

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $504,055,317.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$27,352,917
		Gross Unrealized Depreciation		(52,249,609)
		Net Unrealized Depreciation		$(24,896,692)

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$372,441,928	$—
Level 2- Other Significant Observable Inputs	8,380,697	—
Level 3- Significant Unobservable Inputs	—	—
Total	$380,822,625	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Small Cap Growth Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 93.6%
		Aerospace/Defense: 2.1%
11,300	@	AAR Corp.	$308,151
2,100		DRS Technologies, Inc.	122,388
			430,539
		Banks: 0.4%
11,700		UCBH Holdings, Inc.	90,792
			90,792
		Biotechnology: 5.9%
2,300	@, L	AMAG Pharmaceuticals, Inc.	92,989
5,300	@, L	Genomic Health, Inc.	100,117
6,500	@, L	Integra LifeSciences Holdings Corp.	282,555
9,100	@, L	Lifecell Corp.	382,473
2,200	@, L	Myriad Genetics, Inc.	88,638
5,400	@, L	Regeneron Pharmaceuticals, Inc.	103,626
8,402	@, L	Sangamo Biosciences, Inc.	85,364
9,000	@, L	Seattle Genetics, Inc.	81,900
			1,217,662
		Commercial Services: 7.5%
5,800	@, L	CRA International, Inc.	186,412
10,104	L	Healthcare Services Group	208,547
5,800	@, L	Kendle International, Inc.	260,536
15,900	@	Parexel International Corp.	414,990
15,400	@, L	TeleTech Holdings, Inc.	345,884
10,700	@, L	TrueBlue, Inc.	143,808
			1,560,177
		Computers: 1.2%
6,300	@, L	Compellent Technologies, Inc.	78,750
10,000	@, L	Stratasys, Inc.	178,000
			256,750
		Cosmetics/Personal Care: 1.5%
4,700	@, L	Chattem, Inc.	311,798
			311,798
		Distribution/Wholesale: 2.4%
5,150	@, L	Beacon Roofing Supply, Inc.	51,500
20,100	@	LKQ Corp.	451,647
			503,147
		Electrical Components & Equipment: 0.4%
3,000	@, L	Energy Conversion Devices, Inc.	89,700
			89,700
		Electronics: 2.3%
1,500	@, L	FEI Co.	32,745
17,500	@, L	Taser International, Inc.	164,500
12,100		Technitrol, Inc.	279,873
			477,118
		Engineering & Construction: 1.2%
11,200	@	EMCOR Group, Inc.	248,752
			248,752
		Entertainment: 0.3%
2,700		National CineMedia, Inc.	60,696
			60,696
		Environmental Control: 1.4%
23,000	@	Darling International, Inc.	297,850
			297,850
		Healthcare - Products: 2.7%
7,700	@, L	Abaxism, Inc.	178,409
2,400	@	Angiodynamics, Inc.	27,744
2,100	@, L	Arthrocare Corp.	70,035
6,600	@, L	Hansen Medical, Inc.	92,796
3,500	@, L	Resmed, Inc.	147,630
3,700	@, L	TomoTherapy, Inc.	53,095
			569,709
		Healthcare - Services: 4.0%
10,500	@	Pediatrix Medical Group, Inc.	707,700
7,100	@	Res-Care, Inc.	121,765
			829,465
		Internet: 1.0%
9,000	@	Blue Coat Systems, Inc.	198,360
			198,360
		Iron/Steel: 3.5%
21,800		Steel Dynamics, Inc.	720,272
			720,272
		Lodging: 0.2%
1,000	@@, L	Orient-Express Hotels Ltd.	43,160
			43,160

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Small Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 1.7%
5,500	@, L	Middleby Corp.	$343,145
			343,145
		Media: 1.3%
4,900	L	Factset Research Systems, Inc.	263,963
			263,963
		Miscellaneous Manufacturing: 1.4%
7,300	@, L	ESCO Technologies, Inc.	289,956
			289,956
		Oil & Gas: 4.2%
26,015	@, L	PetroHawk Energy Corp.	524,721
8,100	@, L	Quicksilver Resources, Inc.	295,893
2,950	@	Rex Energy Corp.	49,088
			869,702
		Oil & Gas Services: 6.9%
14,800	@, L	Complete Production Services, Inc.	339,512
2,600	@, L	Core Laboratories NV	310,180
21,300	@	ION Geophysical Corp.	293,940
5,200	@	T-3 Energy Services, Inc.	221,312
16,800	@	Tetra Technologies, Inc.	266,112
			1,431,056
		Pharmaceuticals: 3.5%
11,400	@, L	Array Biopharma, Inc.	79,914
4,300	@, L	Auxilium Pharmaceuticals, Inc.	114,982
4,600	@, L	BioMarin Pharmaceuticals, Inc.	162,702
8,000	@, L	Isis Pharmaceuticals, Inc.	112,880
300	@	United Therapeutics Corp.	26,010
8,100	@	VCA Antech, Inc.	221,535
			718,023
		Retail: 9.5%
7,600	@	Aeropostale, Inc.	206,036
11,800	@, L	California Pizza Kitchen, Inc.	154,698
6,800	@, L	Childrens Place Retail Stores, Inc.	167,008
20,800	L	CKE Restaurants, Inc.	233,376
6,300	@	Gymboree Corp.	251,244
10,200		Phillips-Van Heusen	386,784
7,500	@, L	Red Robin Gourmet Burgers, Inc.	281,775
20,800	@, L	Texas Roadhouse, Inc.	203,840
3,000	@, L	Tween Brands, Inc.	74,220
			1,958,981
		Semiconductors: 5.8%
26,500	@, L	Advanced Analogic Technologies, Inc.	148,930
8,250	@, L	Diodes, Inc.	181,170
5,600	@, L	Hittite Microwave Corp.	209,552
17,300	@	Microsemi Corp.	394,440
7,100	@	Power Integrations, Inc.	207,746
1,900	@	Standard Microsystems Corp.	55,442
			1,197,280
		Software: 10.7%
12,800	@	ArcSight, Inc.	88,448
26,700	@, L	FalconStor Software, Inc.	203,187
18,600	@, L	Innerworkings, Inc.	260,958
5,197	@, L	Interactive Intelligence, Inc.	61,169
27,400	@, L	Nuance Communications, Inc.	477,034
14,500	@	Omnicell, Inc.	291,450
13,171	@	Phase Forward, Inc.	224,961
9,000	@	Progress Software Corp.	269,280
7,500	@	Ultimate Software Group, Inc.	225,450
6,860	@	Verint Systems, Inc.	110,652
			2,212,589
		Telecommunications: 5.4%
8,800	@, L	Cbeyond, Inc.	165,352
13,700	@, @@, L	Ceragon Networks Ltd.	129,465
6,400	@, L	Comtech Telecommunications	249,600
4,800	@, L	NeuStar, Inc.	127,104
3,100	@, L	Neutral Tandem, Inc.	55,831
14,200	@, @@	Nice Systems Ltd. ADR	400,724
			1,128,076
		Transportation: 5.2%
2,313		Genco Shipping & Trading Ltd.	130,523
13,200	@	HUB Group, Inc.	434,148
9,700		Landstar System, Inc.	505,952
			1,070,623
		Total Common Stock (Cost $20,952,410)	19,389,341
REAL ESTATE INVESTMENT TRUSTS: 2.4%
		Health Care: 1.7%
7,800		Ventas, Inc.	350,298
			350,298
		Office Property: 0.7%
5,700		BioMed Realty Trust, Inc.	136,173
			136,173
		Total Real Estate Investment Trusts
		(Cost $475,911)	486,471

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Small Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
EXCHANGE-TRADED FUNDS: 1.2%
		Exchange-Traded Funds: 1.2%
3,500	L	iShares Russell 2000 Growth Index Fund	$254,940
		Total Exchange-Traded Funds (Cost $253,964)	254,940
		Total Long-Term Investments (Cost $21,682,285)	20,130,752

Principal Amount				Value
SHORT-TERM INVESTMENTS: 72.6%
		U.S. Government Agency Obligations: 30.0%
$6,216,000	Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$6,215,776
		Total U.S. Government Agency Obligations (Cost $6,215,776)		6,215,776
		Securities Lending Collateral(cc): 42.6%
8,827,000		Bank of New York Mellon Corp. Institutional Cash Reserves		8,827,000
		Total Securities Lending Collateral (Cost $8,827,000)		8,827,000
		Total Short-Term Investments (Cost $15,042,776)		15,042,776
		Total Investments in Securities (Cost $36,725,061)*	169.8%	$35,173,528
		Other Assets and Liabilities - Net	(69.8)	(14,455,401)
		Net Assets	100.0%	$20,718,127
	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $37,357,593.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$691,786
		Gross Unrealized Depreciation		(2,875,851)
		Net Unrealized Depreciation		$(2,184,065)

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Small Cap Growth Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands  disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$20,130,752	$—
Level 2- Other Significant Observable Inputs	6,215,776	—
Level 3- Significant Unobservable Inputs	—	—
Total	$26,346,528	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.6%
		Agriculture: 1.8%
223,600		Altria Group, Inc.	$4,963,920
223,600	@	Philip Morris International, Inc.	11,309,688
			16,273,608
		Airlines: 0.7%
548,600		Southwest Airlines Co.	6,802,640
			6,802,640
		Banks: 10.9%
848,100	L	Bank of America Corp.	32,151,471
417,431	L	Bank of New York Mellon Corp.	17,419,396
38,300	@@, L	Barclays PLC ADR	1,386,460
124,000	L	PNC Financial Services Group, Inc.	8,130,680
209,400		US Bancorp.	6,776,184
749,800	L	Wachovia Corp.	20,244,600
485,700	L	Wells Fargo & Co.	14,133,870
			100,242,661
		Beverages: 3.4%
174,500		Anheuser-Busch Cos., Inc.	8,280,025
384,000		Coca-Cola Co.	23,374,080
			31,654,105
		Chemicals: 3.7%
517,988	L	EI Du Pont de Nemours & Co.	24,221,119
177,900	L	Rohm & Haas Co.	9,620,832
			33,841,951
		Commercial Services: 0.5%
213,300	L	Western Union Co.	4,536,891
			4,536,891
		Computers: 3.4%
82,600	@, L	Computer Sciences Corp.	3,369,254
446,100	@, L	Dell, Inc.	8,886,312
138,000		Hewlett-Packard Co.	6,301,080
111,600	L	International Business Machines Corp.	12,849,624
			31,406,270
		Cosmetics/Personal Care: 1.0%
133,900		Procter & Gamble Co.	9,382,373
			9,382,373
		Diversified Financial Services: 5.8%
974,800	L	Citigroup, Inc.	20,880,216
80,900		Fannie Mae	2,129,288
257,500	L	Freddie Mac	6,519,900
369,400		JPMorgan Chase & Co.	15,865,730
210,100	L	Merrill Lynch & Co., Inc.	8,559,474
			53,954,608
		Electronics: 0.1%
65,280	@, @@, L	Flextronics International Ltd.	612,979
35,150	@, L	Kemet Corp.	142,006
			754,985
		Food: 7.3%
537,300	@@, L	Cadbury Schweppes PLC ADR	23,759,406
656,040	L	Kraft Foods, Inc.	20,343,800
237,900		Sara Lee Corp.	3,325,842
576,100	@@, L	Unilever NV ADR	19,431,853
			66,860,901
		Forest Products & Paper: 3.9%
1,320,677	L	International Paper Co.	35,922,414
			35,922,414
		Healthcare - Products: 0.8%
557,700	@, L	Boston Scientific Corp.	7,177,599
			7,177,599
		Healthcare - Services: 0.7%
99,000		UnitedHealth Group, Inc.	3,401,640
61,300	@	WellPoint, Inc.	2,705,169
			6,106,809
		Household Products/Wares: 1.5%
215,800		Kimberly-Clark Corp.	13,929,890
			13,929,890
		Insurance: 8.5%
73,600	L	Aflac, Inc.	4,780,320
191,200	L	American International Group, Inc.	8,269,400
1,420	@, L	Berkshire Hathaway, Inc. - Class B	6,351,518
486,760		Chubb Corp.	24,084,885
148,600		Genworth Financial, Inc.	3,364,304
133,800		Hartford Financial Services Group, Inc.	10,138,026
157,100	L	Metlife, Inc.	9,466,846
71,370		Torchmark Corp.	4,290,051
163,805		Travelers Cos., Inc.	7,838,069
			78,583,419

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Internet: 1.3%
117,000	@, L	eBay, Inc.	$3,491,280
516,575	@, L	Liberty Media Corp. - Interactive - Class A	8,337,521
			11,828,801
		Machinery - Diversified: 0.0%
22,770	L	Cognex Corp.	497,069
			497,069
		Media: 11.0%
1,494,400		Comcast Corp. – Class A	28,901,696
382,140	@	Liberty Media Corp. - Entertainment	8,651,650
516,200	L	News Corp. - Class B	9,828,448
1,573,700	L	Time Warner, Inc.	22,063,274
797,950	@, L	Viacom - Class B	31,614,779
			101,059,847
		Mining: 0.5%
119,000	L	Alcoa, Inc.	4,291,140
			4,291,140
		Miscellaneous Manufacturing: 1.3%
327,200		General Electric Co.	12,109,672
			12,109,672
		Pharmaceuticals: 12.6%
211,900		Abbott Laboratories	11,686,285
995,800		Bristol-Myers Squibb Co.	21,210,540
271,150		Cardinal Health, Inc.	14,238,087
188,800		Eli Lilly & Co.	9,740,192
118,200	@@, L	GlaxoSmithKline PLC ADR	5,015,226
686,600		Pfizer, Inc.	14,370,538
32,200	@@	Roche Holding Ltd. ADR	3,042,404
864,500	L	Schering-Plough Corp.	12,457,445
581,800	L	Wyeth	24,295,968
			116,056,685
		Retail: 7.6%
402,400		CVS Caremark Corp.	16,301,224
168,900	L	Home Depot, Inc.	4,724,133
130,300		JC Penney Co., Inc.	4,913,613
226,900		Lowe’s Cos., Inc.	5,205,086
211,600	L	Macy’s, Inc.	4,879,496
647,400	L	Wal-Mart Stores, Inc.	34,105,032
			70,128,584
		Semiconductors: 1.2%
239,180	L	Intel Corp.	5,065,832
95,100	L	KLA-Tencor Corp.	3,528,210
103,300		Texas Instruments, Inc.	2,920,291
			11,514,333
		Software: 0.5%
148,300		Microsoft Corp.	4,208,754
			4,208,754
		Telecommunications: 5.6%
530,100	@@, L	Alcatel SA ADR	3,053,376
465,300		AT&T, Inc.	17,820,990
108,577	@@	Telefonaktiebolaget LM Ericsson ADR	2,133,538
786,600		Verizon Communications, Inc.	28,671,570
			51,679,474
		Total Common Stock
		(Cost $952,337,176)	880,805,483

Principal Amount				Value
SHORT-TERM INVESTMENTS: 31.8%
		U.S. Government Agency Obligations: 3.9%
$35,795,000	Z	Federal Home Loan Bank, 1.300%, due 04/01/08		$35,793,508
		Total U.S. Government Agency Obligations
		(Cost $35,793,508)		35,793,508
		Securities Lending Collateral(cc): 27.9%
257,144,000		Bank of New York Mellon Corp. Institutional Cash Reserves		257,144,000
		Total Securities Lending Collateral
		(Cost $257,144,000)		257,144,000
		Total Short-Term Investments
		(Cost $292,937,508)		292,937,508
		Total Investments in Securities
		(Cost $1,245,274,684)*	127.4%	$1,173,742,991
		Other Assets and Liabilities - Net	(27.4)	(252,210,628)
		Net Assets	100.0%	$921,532,363

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
	Z	Indicates Zero Coupon Bond; rates shown reflects current effective yield.
	*	Cost for federal income tax purposes is $1,246,343,974.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$56,070,638
		Gross Unrealized Depreciation		(128,671,621)
		Net Unrealized Depreciation		$(72,600,983)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$880,805,483	$—
Level 2- Other Significant Observable Inputs	35,793,508	—
Level 3- Significant Unobservable Inputs	—	—
Total	$916,598,991	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 58.0%
		Aerospace/Defense: 1.1%
143,120		Raytheon Co.	$9,246,983
			9,246,983
		Agriculture: 0.9%
104,500		Altria Group, Inc.	2,319,900
104,500	@	Philip Morris International, Inc.	5,285,610
			7,605,510
		Airlines: 0.1%
60,400	@	UAL Corp.	1,300,412
			1,300,412
		Auto Manufacturers: 0.3%
85,590	@@	Honda Motor Co., Ltd. ADR	2,465,848
			2,465,848
		Banks: 2.3%
208,884		Bank of America Corp.	7,918,792
122,055		PNC Financial Services Group, Inc.	8,003,146
73,473		SunTrust Bank	4,051,301
			19,973,239
		Beverages: 1.0%
144,460		Coca-Cola Co.	8,793,280
			8,793,280
		Chemicals: 2.4%
225,970	@@	Bayer AG ADR	18,189,613
60,870		EI Du Pont de Nemours & Co.	2,846,281
			21,035,894
		Computers: 0.8%
70,240	@	EMC Corp.	1,007,242
125,686		Hewlett-Packard Co.	5,738,823
			6,746,065
		Cosmetics/Personal Care: 1.0%
77,990		Estee Lauder Cos., Inc.	3,575,842
74,920		Procter & Gamble Co.	5,249,644
			8,825,486
		Diversified Financial Services: 5.0%
249,455		Charles Schwab Corp.	4,697,238
360,221		Citigroup, Inc.	7,715,934
196,307		Freddie Mac	4,970,493
503,495		JPMorgan Chase & Co.	21,625,101
111,017		Merrill Lynch & Co., Inc.	4,522,833
			43,531,599
		Electric: 3.7%
274,350		American Electric Power Co., Inc.	11,421,191
11,000	C	CenterPoint Energy Resources Corp.	318,780
98,495		Entergy Corp.	10,743,835
104,750		FirstEnergy Corp.	7,187,945
68,100	@	NRG Energy, Inc.	2,655,219
			32,326,970
		Electronics: 0.3%
83,010		Applera Corp. - Applied Biosystems Group	2,727,709
			2,727,709
		Food: 3.3%
174,960	@@	Cadbury Schweppes PLC ADR	7,736,731
128,400		ConAgra Foods, Inc.	3,075,180
213,860		Kraft Foods, Inc.	6,631,799
329,850	@@	Unilever NV ADR	11,125,841
			28,569,551
		Healthcare - Products: 1.0%
335,580	@	Boston Scientific Corp.	4,318,915
108,440	@@	Covidien Ltd.	4,798,470
			9,117,385
		Home Furnishings: 0.4%
93,100	@@	Sony Corp. ADR	3,730,517
			3,730,517
		Household Products/Wares: 0.5%
73,460		Kimberly-Clark Corp.	4,741,843
			4,741,843
		Insurance: 5.0%
248,466	@@	Aegon NV ADR	3,637,542
175,374		Chubb Corp.	8,677,506
30,900		Cigna Corp.	1,253,613
73,252		Hartford Financial Services Group, Inc.	5,550,304
551,488		Marsh & McLennan Cos., Inc.	13,428,733
230,150		Travelers Cos., Inc.	11,012,678
			43,560,376

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Internet: 1.3%
280,700	@	eBay, Inc.	$8,376,088
202,773	@	Symantec Corp.	3,370,087
			11,746,175
		Media: 3.6%
287,657		Comcast Corp. - Class A	5,563,286
939,730		Time Warner, Inc.	13,175,015
311,476	@	Viacom - Class B	12,340,679
			31,078,980
		Mining: 0.8%
146,630		Newmont Mining Corp.	6,642,339
			6,642,339
		Miscellaneous Manufacturing: 3.2%
340,760		General Electric Co.	12,611,528
90,640	@@	Siemens AG ADR	9,874,322
117,240	@@	Tyco International Ltd.	5,164,422
			27,650,272
		Oil & Gas: 3.9%
22,200	@@	BP PLC ADR	1,346,430
44,780		ConocoPhillips	3,412,684
28,550		Devon Energy Corp.	2,978,622
81,100		ExxonMobil Corp.	6,859,438
127,240		Occidental Petroleum Corp.	9,310,151
144,310	@@	Royal Dutch Shell PLC ADR - Class A	9,954,504
			33,861,829
		Oil & Gas Services: 0.5%
47,170		Schlumberger Ltd.	4,103,790
			4,103,790
		Pharmaceuticals: 6.2%
279,090		Abbott Laboratories	15,391,814
390,740		Bristol-Myers Squibb Co.	8,322,762
109,400	@@	Novartis AG ADR	5,604,562
83,240	@@	Roche Holding Ltd. ADR	7,864,898
628,180		Schering-Plough Corp.	9,052,074
199,220		Wyeth	8,319,427
			54,555,537
		Pipelines: 0.4%
110,280		Williams Cos., Inc.	3,637,034
			3,637,034
		Retail: 3.9%
118,080		Home Depot, Inc.	3,302,698
138,000		Macy’s, Inc.	3,182,280
218,449	@	Office Depot, Inc.	2,413,861
426,200	@	Rite Aid Corp.	1,253,028
220,400	@	Starbucks Corp.	3,857,000
383,170		Wal-Mart Stores, Inc.	20,185,396
			34,194,263
		Savings & Loans: 0.2%
196,901		Sovereign Bancorp., Inc.	1,835,117
			1,835,117
		Semiconductors: 0.5%
216,657		Intel Corp.	4,588,795
			4,588,795
		Software: 0.2%
71,140	@	Oracle Corp.	1,391,498
			1,391,498
		Telecommunications: 3.7%
845,260	@@	Alcatel SA ADR	4,868,698
167,700	@	Cisco Systems, Inc.	4,039,893
61,216		Embarq Corp.	2,454,762
174,770	@@	France Telecom SA ADR	5,868,777
180,952		Sprint Nextel Corp.	1,210,569
384,616		Verizon Communications, Inc.	14,019,253
			32,461,952
		Transportation: 0.5%
44,500		FedEx Corp.	4,123,815
			4,123,815
		Total Common Stock (Cost $484,220,929)	506,170,063
EXCHANGE-TRADED FUNDS: 0.8%
		Exchange-Traded Funds: 0.8%
399,800	@@	iShares MSCI Japan Index Fund	4,945,526
23,000		iShares Russell 1000 Value Index Fund	1,682,220
		Total Exchange-Traded Funds (Cost $7,496,086)	6,627,746
PREFERRED STOCK: 3.5%
		Advertising: 0.1%
900	#, P	Interpublic Group of Cos., Inc.	762,750
			762,750

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Auto Manufacturers: 0.3%
74,800	P	Ford Motor Co. Capital Trust II	$2,193,136
			2,193,136
		Banks: 0.1%
500		Bank of America Corp.	516,500
			516,500
		Diversified Financial Services: 0.3%
55,200	P	Citigroup, Inc.	2,615,100
			2,615,100
		Healthcare - Services: 0.1%
1,600	#	Healthsouth Corp.	1,238,000
100		Healthsouth Corp.	77,375
			1,315,375
		Household Products/Wares: 0.2%
26,425		Avery Dennison Corp.	1,319,929
			1,319,929
		Housewares: 0.1%
25,400	P	Newell Financial Trust I	1,152,525
			1,152,525
		Pharmaceuticals: 0.4%
35,000	P	Omnicare, Inc.	1,050,000
18,488		Schering-Plough Corp.	2,831,992
			3,881,992
		Pipelines: 0.4%
105,000	P	El Paso Energy Capital Trust I	3,822,000
			3,822,000
		Savings & Loans: 0.6%
113,400		Sovereign Capital Trust	3,472,875
70,000		Washington Mutual, Inc.	1,988,000
			5,460,875
		Sovereign: 0.4%
50	P	Fannie Mae	3,356,250
			3,356,250
		Telecommunications: 0.5%
6,000	P	Lucent Technologies Capital Trust I	4,335,000
			4,335,000
		Total Preferred Stock (Cost $41,420,701)	30,731,432

Principal Amount			Value
CONVERTIBLE BONDS: 10.3%
		Advertising: 0.2%
$1,833,000	#, C	Interpublic Group of Cos., Inc., 4.750%, due 03/15/23	$1,826,126
			1,826,126
		Aerospace/Defense: 0.6%
4,225,000	C	L-3 Communications Corp., 3.000%, due 08/01/35	5,297,094
			5,297,094
		Auto Manufacturers: 0.3%
2,531,000	C	Ford Motor Co., 4.250%, due 12/15/36	2,182,988
			2,182,988
		Biotechnology: 1.3%
1,002,000	C	Affymetrix, Inc., 3.500%, due 01/15/38	948,143
3,800,000		Amgen, Inc., 0.375%, due 02/01/13	3,315,500
4,200,000	#	Amgen, Inc., 0.375%, due 02/01/13	3,664,500
2,550,000	C	Invitrogen Corp., 1.500%, due 02/15/24	2,601,000
725,000	C	Invitrogen Corp., 3.250%, due 06/15/25	797,500
			11,326,643
		Commercial Services: 0.1%
936,000	#, C	Live Nation, Inc., 2.875%, due 07/15/27	738,270
			738,270
		Computers: 1.1%
3,150,000	C	Electronic Data Systems Corp., 3.875%, due 07/15/23	3,083,063
3,959,000	#	EMC Corp., 1.750%, due 12/01/11	4,676,569
2,548,000		SanDisk Corp., 1.000%, due 05/15/13	1,885,520
			9,645,152
		Diversified Financial Services: 1.3%
4,500,000	#	Goldman Sachs Group, Inc., 2.000%, due 05/09/14	4,776,750
7,800,000	C	Lehman Brothers Holdings, Inc., 1.500%, due 03/23/12	6,812,520
			11,589,270
		Entertainment: 0.1%
990,000	C	International Game Technology, 2.600%, due 12/15/36	1,002,375
			1,002,375
		Environmental Control: 0.1%
1,161,000	C	Allied Waste North America, Inc., 4.250%, due 04/15/34	1,068,120
			1,068,120
		Healthcare - Products: 1.4%
1,300,000	C	Advanced Medical Optics, Inc., 2.500%, due 07/15/24	1,189,500
3,104,000	#, C	Beckman Coulter, Inc., 2.500%, due 12/15/36	3,410,520
1,263,000	C	Edwards Lifesciences Corp., 3.875%, due 05/15/33	1,277,209
3,960,000	C	Medtronic, Inc., 1.250%, due 09/15/21	3,969,900

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Healthcare - Products (continued)
$798,000		Medtronic, Inc., 1.500%, due 04/15/11	$844,883
660,000	#	St. Jude Medical, Inc., 1.220%, due 12/15/08	672,375
889,000		Wright Medical Group, Inc., 2.625%, due 12/01/14	874,554
			12,238,941
		Healthcare - Services: 0.4%
3,100,000	C	Health Management Associates, Inc., 4.375%, due 08/01/23	3,096,125
			3,096,125
		Media: 0.2%
1,615,000	C	Sinclair Broadcast Group, Inc., 6.000%, due 09/15/12	1,441,388
			1,441,388
		Miscellaneous Manufacturing: 0.7%
3,750,000	C	3M Co., 2.400%, due 11/21/32	3,206,250
2,700,000	C	Eastman Kodak Co., 3.375%, due 10/15/33	2,629,125
			5,835,375
		Packaging & Containers: 0.3%
2,900,000	#, C	Sealed Air Corp., 3.000%, due 06/30/33	2,849,250
			2,849,250
		Pharmaceuticals: 1.0%
3,200,000	C	ImClone Systems, Inc., 1.375%, due 05/15/24	3,048,000
1,694,000	@@, C	Teva Pharmaceutical Finance Co. BV, 1.750%, due 02/01/26	1,924,808
3,512,000	C	Watson Pharmaceuticals, Inc., 1.750%, due 03/15/23	3,397,860
			8,370,668
		Semiconductors: 0.2%
2,208,000	#	Xilinx, Inc., 3.125%, due 03/15/37	2,003,760
			2,003,760
		Telecommunications: 1.0%
2,600,000	C	JDS Uniphase Corp., Discount Note, due 11/15/10	2,528,500
2,000,000	#, C	JDS Uniphase Corp., 1.000%, due 05/15/26	1,592,500
2,200,000		Level 3 Communications, Inc., 2.875%, due 07/15/10	1,548,250
2,400,000		Level 3 Communications, Inc., 6.000%, due 03/15/10	1,950,000
1,928,000	C	Lucent Technologies, Inc., 2.875%, due 06/15/25	1,489,380
			9,108,630
		Total Convertible Bonds (Cost $92,007,823)	89,620,175
CORPORATE BONDS/NOTES: 6.0%
		Agriculture: 0.0%
290,000	C	Archer-Daniels-Midland Co., 5.450%, due 03/15/18	292,083
			292,083
		Airlines: 0.1%
443,766		America West Airlines, Inc., 7.100%, due 04/02/21	441,548
			441,548
		Auto Manufacturers: 0.0%
325,000	@@	DaimlerChrysler NA Holding Corp., 7.750%, due 01/18/11	349,709
			349,709
		Banks: 0.5%
615,000		Bank of America Corp., 5.750%, due 12/01/17	637,606
245,000		Bank of New York Mellon Corp., 4.500%, due 04/01/13	247,011
175,000		Bank One Corp., 6.000%, due 02/17/09	177,761
855,000	@@	Credit Suisse, 6.000%, due 02/15/18	854,531
320,000		Popular North America, Inc., 5.650%, due 04/15/09	318,415
905,000	@@, #	Unicredit Luxembourg Finance SA, 3.768%, due 10/24/08	904,178
1,120,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	798,495
715,000		Wells Fargo & Co., 5.625%, due 12/11/17	732,706
			4,670,703
		Beverages: 0.1%
485,000	@@, #	FBG Finance Ltd., 5.125%, due 06/15/15	481,222
445,000	#, C	Miller Brewing Co., 4.250%, due 08/15/08	446,835
			928,057
		Biotechnology: 0.1%
135,000	C	Amgen, Inc., 5.850%, due 06/01/17	135,130
340,000	C	Biogen Idec, Inc., 6.875%, due 03/01/18	344,114
			479,244
		Chemicals: 0.0%
315,000	C	ICI Wilmington, Inc., 4.375%, due 12/01/08	316,682
			316,682
		Computers: 0.0%
135,000	C	Hewlett-Packard Co., 5.500%, due 03/01/18	138,573
			138,573
		Diversified Financial Services: 1.5%
1,100,000	#	AIG SunAmerica Global Financing VI, 6.300%, due 05/10/11	1,156,770
705,000		American General Finance Corp., 4.625%, due 05/15/09	699,531
50,000		American General Finance Corp., 4.625%, due 09/01/10	49,849
200,000	C	AXA Financial, Inc., 6.500%, due 04/01/08	200,018
420,000		Bear Stearns Cos, Inc., 7.250%, due 02/01/18	434,785
320,000		Bear Stearns Cos., Inc., 6.400%, due 10/02/17	316,523
305,000		CIT Group, Inc., 4.750%, due 08/15/08	280,845
365,000		Citigroup, Inc., 5.875%, due 05/29/37	318,038
380,000		Countrywide Home Loans, Inc., 3.250%, due 05/21/08	367,945
600,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	552,333
250,000		General Electric Capital Corp., 4.250%, due 12/01/10	256,403

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$970,000		General Electric Capital Corp., 5.625%, due 09/15/17	$994,372
455,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	455,164
725,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	676,550
125,000		HSBC Finance Corp., 4.125%, due 12/15/08	124,870
160,000		HSBC Finance Corp., 4.125%, due 11/16/09	157,592
150,000		HSBC Finance Corp., 6.375%, due 10/15/11	154,307
775,000		HSBC Finance Corp., 6.750%, due 05/15/11	804,546
50,000		HSBC Finance Corp., 8.000%, due 07/15/10	52,792
75,000	#	John Hancock Global Funding II, 7.900%, due 07/02/10	83,566
425,000		JPMorgan Chase & Co., 6.750%, due 02/01/11	451,558
285,000	C	Lehman Brothers Holdings, Inc., 5.750%, due 01/03/17	257,894
460,000	C	Lehman Brothers Holdings, Inc., 6.500%, due 07/19/17	437,581
805,000	C	Lehman Brothers Holdings, Inc., 6.875%, due 07/17/37	699,981
400,000	@@, #, C	Mantis Reef Ltd., 4.692%, due 11/14/08	403,024
650,000		MBNA Corp., 3.525%, due 05/05/08	650,346
630,000	@@, #	Nationwide Building Society, 4.250%, due 02/01/10	644,939
480,000		Textron Financial Corp., 5.125%, due 02/03/11	499,524
355,000	@@, #, C	Two-Rock Pass-through Trust, 4.036%, due 02/11/50	35,944
690,000	#	Xlliac Global Funding, 4.800%, due 08/10/10	691,258
			12,908,848
		Electric: 0.5%
500,000	C	Arizona Public Service Co., 5.800%, due 06/30/14	490,860
485,000	C	Carolina Power & Light Co., 5.125%, due 09/15/13	509,218
110,000	C	Consumers Energy Co., 4.000%, due 05/15/10	110,215
215,000	C	Consumers Energy Co., 4.800%, due 02/17/09	216,448
280,000	C	Detroit Edison Co., 6.125%, due 10/01/10	296,785
170,000	C	Entergy Gulf States, Inc., 3.476%, due 12/01/09	166,453
245,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	244,395
235,000	C	Nisource Finance Corp., 3.663%, due 11/23/09	228,211
210,000	C	Ohio Edison Co., 6.400%, due 07/15/16	216,709
470,000	C	Ohio Power Co., 6.000%, due 06/01/16	472,814
518,000		Pacific Gas & Electric Co., 9.500%, due 06/30/10	1,336,440
190,000	C	Peco Energy Co., 5.350%, due 03/01/18	192,985
			4,481,533
		Electrical Components & Equipment: 0.1%
365,000	C	Cooper Industries, Inc., 5.250%, due 11/15/12	378,666
280,000	@@, #	LG Electronics, Inc., 5.000%, due 06/17/10	277,386
			656,052
		Electronics: 0.1%
445,000	@@, C	Koninklijke Philips Electronics NV, 5.750%, due 03/11/18	454,267
			454,267
		Environmental Control: 0.0%
150,000	C	Waste Management, Inc., 7.375%, due 08/01/10	158,110
			158,110
		Food: 0.1%
205,000	C	ConAgra Foods, Inc., 7.000%, due 10/01/28	208,246
190,000	C	ConAgra Foods, Inc., 8.250%, due 09/15/30	218,935
160,000	C	Kroger Co., 5.000%, due 04/15/13	161,066
			588,247
		Healthcare - Services: 0.3%
2,544,000	C	LifePoint Hospitals, Inc., 3.500%, due 05/15/14	2,149,680
265,000	C	UnitedHealth Group, Inc., 6.000%, due 02/15/18	260,048
95,000	C	WellPoint, Inc., 4.250%, due 12/15/09	94,883
			2,504,611
		Holding Companies - Diversified: 0.0%
405,000	#, C	Capmark Financial Group, Inc., 5.875%, due 05/10/12	256,808
170,000	#, C	Capmark Financial Group, Inc., 6.300%, due 05/10/17	102,081
			358,889
		Insurance: 0.3%
540,000	#, C	Catlin Insurance Co., Ltd., 7.249%, due 12/31/49	451,413
2,035,000	+, C	Conseco, Inc., 3.500%, due 09/30/35	1,694,138
225,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	238,034
250,000		Nationwide Financial Services, 6.250%, due 11/15/11	265,681
205,000	C	Platinum Underwriters Finance, Inc., 7.500%, due 06/01/17	206,248
135,000		Prudential Financial, Inc., 6.625%, due 12/01/37	133,773
			2,989,287
		Media: 0.2%
755,000	C	Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	785,448
835,000		Time Warner, Inc., 3.300%, due 11/13/09	799,862
495,000	C	Viacom, Inc., 6.875%, due 04/30/36	478,108
			2,063,418
		Miscellaneous Manufacturing: 0.1%
710,000		General Electric Co., 5.250%, due 12/06/17	710,353
195,000	C	Honeywell International, Inc., 5.300%, due 03/01/18	200,208
			910,561
		Oil & Gas: 0.1%
175,000	C	Marathon Oil Corp., 5.900%, due 03/15/18	176,238
285,000	C	Marathon Oil Corp., 6.000%, due 10/01/17	289,635
350,000	C	Valero Energy Corp., 3.500%, due 04/01/09	347,867
			813,740
		Oil & Gas Services: 0.0%
220,000	@@, C	Weatherford International Ltd., 6.000%, due 03/15/18	221,557
			221,557

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Pharmaceuticals: 0.4%
$265,000	C	Medco Health Solutions, Inc., 7.125%, due 03/15/18	$272,011
3,890,000	C	Omnicare, Inc., 3.250%, due 12/15/35	2,596,575
207,000	C	Valeant Pharmaceuticals International, 4.000%, due 11/15/13	173,104
190,000	C	Wyeth, 5.450%, due 04/01/17	193,856
60,000	C	Wyeth, 5.500%, due 02/15/16	61,277
			3,296,823
		Pipelines: 0.1%
135,000	C	CenterPoint Energy Resources Corp., 6.250%, due 02/01/37	126,330
90,000	C	Centerpoint Energy, Inc., 7.875%, due 04/01/13	100,082
175,000	C	Consolidated Natural Gas Co., 6.250%, due 11/01/11	185,050
100,000	C	Equitable Resources, Inc., 6.500%, due 04/01/18	100,693
485,000	C	Plains All American Pipeline LP, 6.700%, due 05/15/36	469,189
215,000	C	Texas Eastern Transmission LP, 7.000%, due 07/15/32	229,793
			1,211,137
		Real Estate: 0.2%
110,000	@@, C	Brookfield Asset Management, Inc., 5.800%, due 04/25/17	99,431
575,000	@@	Brookfield Asset Management, Inc., 7.125%, due 06/15/12	574,543
665,000		iStar Financial, Inc., 3.340%, due 03/09/10	526,189
569,411	#	World Financial Properties, 6.910%, due 09/01/13	544,242
149,497	#	World Financial Properties, 6.950%, due 09/01/13	144,749
			1,889,154
		Retail: 0.2%
130,000	C	CVS Caremark Corp., 5.750%, due 08/15/11	136,096
85,000	C	CVS Caremark Corp., 5.750%, due 06/01/17	86,475
427,650	#, C	CVS Lease Pass-through, 6.036%, due 12/10/28	408,581
10,000	C	Federated Department Stores, Inc., 6.900%, due 04/01/29	8,484
680,000	C	Home Depot, Inc., 2.925%, due 12/16/09	648,730
340,000	C	Home Depot, Inc., 5.400%, due 03/01/16	320,085
380,000	C	Yum! Brands, Inc., 8.875%, due 04/15/11	419,066
			2,027,517
		Savings & Loans: 0.2%
830,000		Sovereign Bancorp., Inc., 2.829%, due 03/23/10	795,123
225,000		Washington Mutual Bank, 5.500%, due 01/15/13	179,053
300,000	#, C	Washington Mutual Preferred Funding II, 6.665%, due 12/29/49	162,225
260,000		Washington Mutual, Inc., 8.250%, due 04/01/10	226,299
			1,362,700
		Semiconductors: 0.2%
1,927,000	#, C	Linear Technology Corp., 3.000%, due 05/01/27	1,816,198
			1,816,198
		Telecommunications: 0.5%
200,000	C	AT&T Corp., 8.000%, due 11/15/31	234,373
270,000	C	AT&T, Inc., 6.150%, due 09/15/34	260,170
740,000	C	AT&T, Inc., 6.300%, due 01/15/38	717,878
535,000	@@, C	France Telecom SA, 8.500%, due 03/01/31	664,678
440,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	372,631
630,000	@@, C	Telecom Italia Capital SA, 4.000%, due 01/15/10	618,282
55,000	@@, C	Telecom Italia Capital SA, 4.875%, due 10/01/10	54,207
515,000	@@, C	Telefonica Europe BV, 8.250%, due 09/15/30	603,097
430,000	C	Verizon Communications, Inc., 5.500%, due 02/15/18	419,591
			3,944,907
		Transportation: 0.1%
470,000	C	Burlington Northern Santa Fe Corp., 6.125%, due 03/15/09	479,182
			479,182
		Total Corporate Bonds/Notes (Cost $56,677,059)	52,753,337
U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.7%
		Federal Home Loan Mortgage Corporation: 0.9%
1,350,000		5.125%, due 11/17/17	1,450,776
2,150,000		6.250%, due 07/15/32	2,571,439
3,200,000		6.750%, due 03/15/31	4,028,938
			8,051,153
		Federal National Mortgage Association: 0.8%
5,275,000		6.625%, due 11/15/30	6,548,032
			6,548,032
		Total U.S. Government Agency Obligations (Cost $13,526,578)	14,599,185
U.S. TREASURY OBLIGATIONS: 14.1%
		U.S. Treasury Bonds: 8.4%
2,000,000		3.875%, due 02/15/13	2,134,688
2,850,000		4.000%, due 02/15/14	3,074,215
12,800,000		4.000%, due 02/15/15	13,768,013
27,140,000		4.250%, due 08/15/13	29,552,936
4,500,000		4.250%, due 11/15/13	4,912,034
5,025,000		4.250%, due 11/15/14	5,496,099
2,000,000		5.750%, due 08/15/10	2,191,720
5,950,000		6.250%, due 08/15/23	7,325,473
1,700,000		6.250%, due 05/15/30	2,173,610
2,200,000		9.000%, due 11/15/18	3,217,328
			73,846,116

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
		U.S. Treasury Notes: 5.5%
$2,000,000		3.125%, due 11/30/09		$2,049,220
2,000,000		3.250%, due 01/15/09		2,028,282
10,300,000		3.875%, due 05/15/09		10,567,965
9,975,000		4.500%, due 02/28/11		10,751,963
2,500,000		4.625%, due 02/29/12		2,727,930
17,900,000		4.875%, due 05/15/09		18,560,080
900,000		5.125%, due 06/30/11		991,196
				47,676,636
		U.S. Treasury STRIP: 0.2%
3,100,000	^	Discount Note, due 05/15/25		1,418,151
				1,418,151
		Total U.S. Treasury Obligations (Cost $117,697,191)		122,940,903
ASSET-BACKED SECURITIES: 1.7%
		Automobile Asset-Backed Securities: 1.3%
1,300,000	C	Capital Auto Receivables Asset Trust, 2.878%, due 07/15/10		1,283,663
74,084	C	Capital Auto Receivables Asset Trust, 4.050%, due 07/15/09		74,139
1,350,000	C	Capital Auto Receivables Asset Trust, 4.980%, due 05/15/11		1,365,622
236,928	C	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09		238,132
1,550,000	#, C	Capital Auto Receivables Asset Trust, 5.310%, due 10/20/09		1,559,349
570,511	C	Capital One Auto Finance Trust, 5.070%, due 07/15/11		560,743
90,546	C	Daimler Chrysler Auto Trust, 4.040%, due 09/08/09		90,621
340,596	C	Ford Credit Auto Owner Trust, 5.050%, due 03/15/10		343,071
1,225,000	C	Ford Credit Auto Owner Trust, 5.260%, due 10/15/10		1,238,591
858,929	C	Harley-Davidson Motorcycle Trust, 3.760%, due 12/17/12		860,579
709,451	C	Harley-Davidson Motorcycle Trust, 4.070%, due 02/15/12		712,789
967,201	C	Harley-Davidson Motorcycle Trust, 4.410%, due 06/15/12		974,674
600,000	#, C	Hertz Vehicle Financing, LLC, 4.930%, due 02/25/10		593,000
358,665	C	Honda Auto Receivables Owner Trust, 4.850%, due 10/19/09		360,507
112,030	C	Merrill Auto Trust Securitization, 4.100%, due 08/25/09		112,210
225,471	C	Nissan Auto Receivables Owner Trust, 3.990%, due 07/15/09		225,966
11,197	C	USAA Auto Owner Trust, 3.900%, due 07/15/09		11,202
87,235	C	Wachovia Auto Owner Trust, 4.060%, due 09/21/09		87,423
278,211	C	Wachovia Auto Owner Trust, 4.790%, due 04/20/10		279,146
				10,971,427
		Credit Card Asset-Backed Securities: 0.1%
1,175,000		Citibank Credit Card Issuance Trust, 2.589%, due 03/22/12		1,154,778
				1,154,778
		Other Asset-Backed Securities: 0.3%
788,674	C	Caterpillar Financial Asset Trust, 5.570%, due 05/25/10		797,334
750,000	C	CIT Equipment Collateral, 5.070%, due 02/20/10		756,449
400,122	C	CNH Equipment Trust, 4.270%, due 01/15/10		400,943
471,689	C	CNH Equipment Trust, 5.200%, due 06/15/10		475,656
228,558	#, C	GE Equipment Small Ticket, LLC, 4.380%, due 07/22/09		229,549
415,026	#, C	GE Equipment Small Ticket, LLC, 4.880%, due 10/22/09		417,620
				3,077,551
		Total Asset-Backed Securities (Cost $15,170,345)		15,203,756
		Total Long-Term Investments (Cost $828,216,712)		838,646,597
SHORT-TERM INVESTMENTS: 6.2%
		Commercial Paper: 0.0%
150,000		HSBC Finance Corp., 6.400%, due 06/17/08		150,679
		Total Commercial Paper (Cost $150,679)		150,679
		U.S. Government Agency Obligations: 6.2%
48,640,000	Z	Federal Home Loan Bank, 1.300%, due 04/01/08		48,637,973
5,500,000	Z	Federal Home Loan Bank, 2.120%, due 04/18/08		5,494,171
		Total U.S. Government Agency Obligations (Cost $54,132,144)		54,132,144
		Total Short-Term Investments (Cost $54,282,823)		54,282,823
		Total Investments in Securities (Cost $882,499,535)*	102.3%	$892,929,420
		Other Assets and Liabilities - Net	(2.3)	(19,904,245)
		Net Assets	100.0%	$873,025,175

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rates shown reflects current effective yield.
*	Cost for federal income tax purposes is $887,008,774.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$78,223,016
	Gross Unrealized Depreciation	(72,302,370)
	Net Unrealized Appreciation	$5,920,646

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$512,479,033	$—
Level 2- Other Significant Observable Inputs	380,008,839	—
Level 3- Significant Unobservable Inputs	441,548	—
Total	$892,929,420	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$1,258,017	$—
Net purchases (sales)	(778,901)	—
Total realized and unrealized gain (loss)	(37,568)	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$441,548	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Partners, Inc
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 30, 2008